SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-92661)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 43          [X]
and
REGISTRATION STATEMENT (No. 811-4085)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 43 [X]
Fidelity Income Fund
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (October 31, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 ( ) on (          ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY ADVISOR FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C
PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   Contents; Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance, Appendix B

      d      ..............................   Cover Page; Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   Charter

             ii...........................    *

      5A     ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable




Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
ACOM-PRO-0297-01
GROWTH FUNDS:  Classes
Fidelity Advisor TechnoQuant(trademark) Growth Fund A,T,B,C Fidelity Advisor Mid Cap Fund A,T,B,C Fidelity Advisor Equity Growth Fund A,T,B,C Fidelity Advisor Growth Opportunities Fund A,T,B,C Fidelity Advisor Strategic Opportunities Fund A,T,B Fidelity Advisor Large Cap Fund A,T,B,C
FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B,
AND CLASS C
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund A,T,B,C Fidelity Advisor Equity
Income Fund A,T,B,C Fidelity Advisor Balanced Fund   A,T,B,C
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund A,T,B,C Fidelity Advisor Strategic Income Fund A,T,B,C Fidelity Advisor Mortgage Securities Fund A,T,B Fidelity Advisor Government Investment Fund A,T,B,C Fidelity Advisor Intermediate Bond Fund A,T,B,C Fidelity Advisor Short Fixed-Income Fund A,T,C
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund A,T,B,C Fidelity Advisor Municipal Bond Fund A,T,B Fidelity Advisor Intermediate Municipal
Income Fund   A,T,B,C Fidelity Advisor Short-Intermediate Municipal
A,T
Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income  A,T,B Fund
Fidelity Advisor New York Municipal Income Fund A,T,B
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES EACH CLASS'S SALES CHARGE (LOAD) AND ITS YEARLY
                                         OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS

                                         APPENDIX A

                                         APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice. TechnoQuant(Trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which involve greater risk than investment-grade securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Transaction Details," page , and "Sales Charge Reductions and Waivers," page , for sales charge reduction and waiver information.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page , for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details," page , for conversion information. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within three years of purchase for the Intermediate-Term Bond Funds, or within six years of purchase for the Bond Funds and the Equity Funds. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See "Transaction Details," page , for information about the CDSC.



                                                 CLASS A             CLASS T             CLASS B          CLASS C


MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: TECHNOQUANT GROWTH, MID CAP,
EQUITY GROWTH, GROWTH OPPORTUNITIES, STRATEGIC     5.75%               3.50%               NONE             NONE
OPPORTUNITIES*, LARGE CAP, GROWTH & INCOME, EQUITY
INCOME, AND BALANCED (THE EQUITY FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: HIGH YIELD, STRATEGIC INCOME,
MORTGAGE SECURITIES*, GOVERNMENT INVESTMENT, HIGH      4.75%               3.50%               NONE             NONE
INCOME MUNICIPAL, MUNICIPAL BOND*, CALIFORNIA
MUNICIPAL INCOME*, AND NEW YORK MUNICIPAL INCOME*
(THE BOND FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: INTERMEDIATE BOND AND INTERMEDIATE
MUNICIPAL INCOME (THE INTERMEDIATE-TERM BOND           3.75%               2.75%               NONE             NONE
FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE) ON
PURCHASES OF: SHORT FIXED-INCOME AND SHORT-INTERMEDIATE
MUNICIPAL INCOME* (THE SHORT-TERM BOND                 1.50%               1.50%               **               NONE
FUNDS)

MAXIMUM CDSC FOR ALL EQUITY AND BOND FUNDS (AS A % OF
THE LESSER OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS)                                               NONE[A]             NONE[A]             5.00%[B]         1.00%[D]

MAXIMUM CDSC FOR THE INTERMEDIATE-TERM BOND FUNDS
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                    NONE[A]             NONE[A]             3.00%[C]         1.00%[D]

MAXIMUM CDSC FOR SHORT FIXED-INCOME AND SHORT-
INTERMEDIATE MUNICIPAL INCOME* (AS A % OF THE LESSER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS)      NONE[A]             NONE[A]             **               1.00%[D]

   S    ALES CHARGE ON REINVESTED DISTRIBUTIONS         NONE                NONE                NONE             NONE

ANNUAL ACCOUNT MAINTENANCE FEE                          $12.00              $12.00              $12.00           $12.00
(FOR ACCOUNTS UNDER $2,500)


* FUND DOES NOT OFFER CLASS C SHARES.
** FUNDS DO NOT OFFER CLASS B SHARES.
[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS," PAGE .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
[D] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.



    EQUITY FUNDS


               OPERATING EXPENSES                      CLASS A          CLASS T        CLASS B           CLASS C

TECHNOQUANT    MANAGEMENT FEE                          0.60%[A]         0.60%[A]       0.60%[A]             0.61%[A]
GROWTH

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.90%[A]         0.90%[A]       0.90%[A]              0.89%[A]

               TOTAL OPERATING EXPENSES                1.75%            2.00%          2.50%             2.50%

MID CAP        MANAGEMENT FEE                          0.60%   [A]      0.60%          0.60%             0.60%   [A    ]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS C)                                0.52%[A]         0.50%          0.78%             0.   90    %[A]

               TOTAL OPERATING EXPENSES                1.37%            1.60%          2.38%             2.   50    %

EQUITY         MANAGEMENT FEE                          0.61%   [A]      0.61%          0.61%   [A]       0.61%   [A]
GROWTH

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS C)                                0.33%[A]         0.25%          0.34%[A]          0.34%[A]

               TOTAL OPERATING EXPENSES                1.19%            1.36%          1.95%             1.95%

GROWTH         MANAGEMENT FEE                          0.61%   [A]      0.61%          0.61%   [A]       0.61%   [A]
OPPORTUNITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.24%[A]        0.23%          0.24%[A]             0    .24%[A]

               TOTAL OPERATING EXPENSES                1.10%           1.34%          1.85%             1.85%

STRATEGIC      MANAGEMENT FEE                          0.4   1%[B]     0.4   8    %   0.4   8    %       *
OPPORTUNITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.25%            0.50%          1.00%              *

               OTHER EXPENSES                          0.   83    %[B]  0.3   0    %   0.32%              *

               TOTAL OPERATING EXPENSES                1.   49    %     1.28%          1.80%              *

LARGE CAP      MANAGEMENT FEE                          0.60%   [A]      0.60%          0.60%             0.60%   [A]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.90%[A]         0.   90    %   0.   90    %      0.90%[A]

               TOTAL OPERATING EXPENSES                1.75%            2.00%          2.   50    %      2.50%

   GROWTH
&                 MANAGEMENT FEE                       0.50%[A]         0.50%[A]       0.50%[A]          0.51%[A]
   INCOME

                  12B-1 FEE (INCLUDING 0.25%
               SHAREHOLDER SERVICE FEE FOR CLASS B
               AND CLASS C SHARES)                     0.25%           0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.75%[A]        0.56%[A]       0.75%[A]          0.   7    4%[A]

               TOTAL OPERATING EXPENSES                1.50%           1.56%          2.25%             2.   2    5%

EQUITY         MANAGEMENT FEE                          0.50%   [A]     0.50%          0.50%             0.50%   [A]
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS C)                                0.35%[A]        0.27%          0.31%             0.3   5    %[A]

               TOTAL OPERATING EXPENSES                1.10%           1.27%          1.81%             1.8   5    %

BALANCED       MANAGEMENT FEE                          0.45%   [A]     0.45%          0.45%   [A]       ]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%           0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A   , CLASS B,     AND CLASS C)   0.35%[A]        0.26%          0.35%[A]             0.34    %[A]

               TOTAL OPERATING EXPENSES                1.05%           1.21%          1.80%             1.80%


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   [B] SIX MONTHS ENDED JUNE 30, 1997.
TAXABLE INCOME FUNDS




               OPERATING EXPENSES                      CLASS A         CLASS T        CLASS B           CLASS C

HIGH YIELD     MANAGEMENT FEE                          0.60%   [A]     0.60%          0.60%             0.60%   [A]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%          0.90%             1.00%

               OTHER EXPENSES                          0.37%[A]        0.27%          0.29%             0.3   1    %[A]

               TOTAL OPERATING EXPENSES                1.12%           1.12%          1.79%             1.9   1    %

STRATEGIC      MANAGEMENT FEE                          0.   60    %[B] 0.   59    %   0.   59    %      0.   60    %[A]
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%          0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A    AND CLASS C    )             0.5   0    %[B] 0.3   9    %   0.3   9    %      0.   50    %[A]

               TOTAL OPERATING EXPENSES                1.25%           1.23%           1.88%                2.10    %

MORTGAGE       MANAGEMENT FEE                          0.4   4    %[A] 0.4   4    %[A] 0.4   4    %[A]    *
SECURITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%           0.90%              *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.3   1    %[A] 0.3   1    %[A] 0.3   1    %[A]    *

               TOTAL OPERATING EXPENSES                0.90%           1.00%           1.65%              *

GOVERNMENT     MANAGEMENT FEE                          0.45%   [A]     0.45%           0.45%             0.45%   [A]
INVESTMENT

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%           0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.30%[A]        0.30%           0.30%             0.30%[A]

               TOTAL OPERATING EXPENSES                0.90%           1.00%           1.65%             1.75%

INTERMEDIATE   MANAGEMENT FEE                          0.45%   [A]     0.45%           0.45%                0.44%[A]
BOND

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%           0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.30%[A]        0.27%           0.30%                0.31%[A    ]

               TOTAL OPERATING EXPENSES                0.90%           0.97%           1.65%             1.75%

SHORT          MANAGEMENT FEE                          0.45%   [A]     0.45%            **               0.45%   [A]
FIXED-INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS C SHARES)         0.15%           0.15%            **               1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.30%[A]        0.28%            **               0.30%[A]

               TOTAL OPERATING EXPENSES                0.90%           0.88%            **               1.75%


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   [B] SIX MONTHS ENDED JUNE 30, 1997.
MUNICIPAL FUNDS




               OPERATING EXPENSES                      CLASS A         CLASS T          CLASS B          CLASS C

HIGH INCOME    MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%               0.39%[A]
MUNICIPAL

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%            0.90%            1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.35%[A]        0.24%            0.27%               0.36%[A]

               TOTAL OPERATING EXPENSES                0.90%           0.89%            1.57%            1.75%

MUNICIPAL      MANAGEMENT FEE                             0.40%[A]     0.40%            0.40%            *
BOND

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *

INTERMEDIATE   MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%              0.39%[A    ]
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%            0.90%            1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%               0.36%[A]

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            1.75%

SHORT-         MANAGEMENT FEE                          0.40%   [A]     0.40%            **               *
INTERMEDIATE
MUNICIPAL
INCOME

               12B-1 FEE (DISTRIBUTION FEE)            0.15%           0.15%            **               *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            **               *

               TOTAL OPERATING EXPENSES                0.90%           0.90%            **               *





STATE MUNICIPAL FUNDS

               OPERATING EXPENSES                      CLASS A         CLASS T          CLASS B          CLASS C

CALIFORNIA     MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%            *
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *

NEW YORK       MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%            *
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:

                                         CLASS A        CLASS T        CLASS B

MID CAP                                  (DAGGER)          --          2.37%

EQUITY GROWTH                            (DAGGER)        1.34%            (DAGGER)

STRATEGIC OPPORTUNITIES                  1.48%          1.2   7    %   1.   79    %

                                         CLASS A        CLASS T        CLASS B

EQUITY INCOME                            (DAGGER)       1.26%          1.79%

BALANCED                                 (DAGGER)        1.20%            (DAGGER)

HIGH YIELD                               (DAGGER)       1.11%             --

STRATEGIC INCOME                         --              1.22%          1.87%

GOVERNMENT INVESTMENT                    (DAGGER)       0.99%             --

INTERMEDIATE BOND                        (DAGGER)       0.96%             --

SHORT-INTERMEDIATE MUNICIPAL INCOME      (DAGGER)       0.89%             *

CALIFORNIA MUNICIPAL INCOME FUND         (DAGGER)       0.87%          1.62%

NEW YORK MUNICIPAL INCOME FUND           (DAGGER)       0.97%          1.62%


* FUND DOES NOT OFFER CLASS B SHARES.
   (dagger) IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATED
EXPENSES.
EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses        on a $1,000 investment, assuming a 5% annual
return and either (1) full redemption or (2) no redemption at the end
of each time period   . Total expenses shown below include your
shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.
EQUITY FUNDS


             EXAMPLES

             FULL REDEMPTION                                                               NO REDEMPTION

                               CLASS A      CLASS T       CLASS B          CLASS C         CLASS B         CLASS C

TECHNOQU     1 YEAR            $74          $55           $75[A]           $35[A]          $25             $25
ANT
GROWTH

             3 YEARS           $109         $96           $108[A]          $78             $78             $78

MID CAP      1 YEAR            $71          $51           $74[A]           $3   5    [A]   $24             $2   5

             3 YEARS           $98          $84           $104[A]          $7   8          $74             $7   8

             5 YEARS           $128         $119          $147[A]          $1   33         $127            $1   33

             10                $213         $218          $249             $2   84         $249            $2   84
             YEARS[B
             ]

EQUITY       1 YEAR            $69          $48           $70[A]           $30[A]          $20             $20
GROWTH

             3 YEARS           $93          $77           $91[A]           $61             $61             $61

             5 YEARS           $119         $107          $125[A]          $105            $105            $105

             10                $194         $193          $199             $227            $199            $227
             YEARS[B
             ]

GROWTH       1 YEAR            $68          $48           $69[A]           $29[A]          $19             $19
OPPORTUN
ITIES

             3 YEARS           $90          $76           $88[A]           $58             $58             $58

             5 YEARS           $115         $106          $120[A]          $100            $100            $100

             10                $184         $191          $   188          $217            $   188         $217
             YEARS[B
             ]

STRATEGIC    1 YEAR               $72       $   48        $68[A]           *               $18             *
OPPORTUN
ITIES

             3 YEARS           $102         $74           $87[A]           *               $57             *

             5 YEARS           $134         $   103       $   117    [A]   *               $   97          *

             10                $225         $   184       $   190          *               $   190         *
             YEARS[B
             ]

LARGE        1 YEAR            $74          $55           $75[A]           $35[A]          $25             $25
CAP

             3 YEARS           $109         $96           $108[A]          $78             $78             $78

             5 YEARS           $147         $139          $153[A]          $133            $133            $133

             10                $252         $260          $257             $284            $257            $284
             YEARS[B
             ]

GROWTH       1 YEAR            $72          $50           $73[A]           $3   3    [A]   $23             $2   3
& INCOME

             3 YEARS           $102         $83           $110[A]          $7   0          $70             $7   0

EQUITY       1 YEAR            $68          $47           $68[A]           $29[A]          $18             $19
INCOME

             3 YEARS           $90          $74           $87[A]           $58             $57             $58

             5 YEARS           $115         $102          $118[A]          $   100         $98             $   100

             10                $184         $183          $185             $21   7         $185            $21   7
             YEARS[B
             ]

BALANCED     1 YEAR            $68          $47           $68[A]           $28[A]          $18             $18

             3 YEARS           $89          $72           $87[A]           $57             $57             $57

             5 YEARS           $112         $99           $117[A]          $97             $97             $97

             10                $178         $176          $179             $212            $179            $212
             YEARS[B
             ]


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.

TAXABLE INCOME FUNDS


             EXAMPLES

             FULL REDEMPTION                                                  NO REDEMPTION

                               CLASS A   CLASS T   CLASS B    CLASS C         CLASS B         CLASS C

HIGH         1 YEAR            $58       $46       $68[A]     $29[A]          $18             $   19
YIELD

             3 YEARS           $81       $69       $86[A]     $60             $56             $   60

             5 YEARS           $106      $95       $117[A]    $103            $97             $   103

             10                $177      $167      $185       $22   3         $185            $   223
             YEARS[B
             ]

STRATEGIC    1 YEAR            $55       $47       $69[A]     $3   1    [A]   $19             $   21
INCOME

             3 YEARS           $80       $73       $89[A]     $6   6          $59             $   66

             5 YEARS           $108      $100      $122[A]    $1   13         $102            $   113

             10                $187      $179      $196       $2   43         $196               $243
             YEARS[B
             ]

MORTGAG      1 YEAR            $56       $45       $67[A]     *               $17             *
E
SECURITIES

             3 YEARS           $75       $66       $82[A]     *               $52             *

             5 YEARS           $95       $88       $110[A]    *               $90             *

             10                $153      $153      $166       *               $166            *
             YEARS[B
             ]

GOVERNM      1 YEAR            $56       $45       $67[A]     $28[A]          $17             $   18
ENT
INVESTME
NT

             3 YEARS           $75       $66       $82[A]     $55             $52             $   55

             5 YEARS           $95       $88       $110[A]    $95             $90             $   95

             10                $153      $153      $166       $   206         $166            $   206
             YEARS[B
             ]

INTERMEDI    1 YEAR            $46       $37       $47[A]     $28[A]          $17             $   18
ATE BOND

             3 YEARS           $65       $58       $62[A]     $   55          $52             $   55

             5                 $85       $80       $90        $   95          $90             $   95
             YEARS[C
             ]

             10                $144      $143      $166       $   206         $166            $   206
             YEARS[C
             ]

SHORT        1 YEAR            $24       $24       **         $   28    [A]   **              $   18
FIXED-INC
OME

             3 YEARS           $43       $43       **         $   55          **              $   55

             5 YEARS           $64       $63       **         $   95          **              $   95

             10                $124      $122      **         $   206         **              $   206
             YEARS


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
   MUNICIPAL FUNDS




             EXAMPLES

                     FULL REDEMPTION                                             NO REDEMPTION

                     CLASS A        CLASS T        CLASS B         CLASS C           CLASS B                CLASS C

HIGH      1 YEAR  $56            $44            $66[A]            $   28    [A]    $16                     $   18
INCOME
MUNICIPAL

          3 YEARS $75            $62            $80[A]            $   55           $50                     $   55

          5 YEARS $95            $83            $106[A]           $   95           $86                     $   95

          10      $153           $141           $160                 $206          $160                    $   206
          YEARS[B
          ]

MUNICIPAL 1 YEAR  $56            $45            $67[A]            *                $17                     *
BOND

          3 YEARS $75            $66            $82[A]            *                $52                     *

          5 YEARS $95            $88            $110[A]           *                $90                     *

          10      $153           $153           $166              *                $166                    *
          YEARS[B
          ]

INTERMEDI 1 YEAR  $46            $37            $47   [A]         $   28[A]        $17                     $   18
ATE
MUNICIPAL
INCOME

          3 YEARS $65            $58            $62   [A]         $   55           $52                     $   55

          5       $85            $81            $90               $   95           $90                     $   95
          YEARS[C
          ]

          10      $144           $147           $166              $   206          $166                    $   206
          YEARS[C
          ]

SHORT-INTE 1 YEAR $24            $24            **                *                **                      *
RMEDIATE
MUNICIPAL
INCOME

           3
           YEARS  $43            $43            **                *                **                      *

           5
           YEARS  $64            $64            **                *                **                      *

           10     $124           $124           **                *                **                      *
           YEARS

STATE MUNICIPAL FUNDS



              EXAMPLES

                         FULL REDEMPTION                                              NO REDEMPTION

                         CLASS A           CLASS T       CLASS B           CLASS C    CLASS B         CLASS C

CALIFORNIA    1 YEAR      $56              $45            $67[A]            *          $17            *
MUNICIPAL
INCOME

              3 YEARS     $75              $66            $82[A]            *          $52            *

              5 YEARS     $   95           $9   0         $   110    [A]    *          $   90         *

              10          $   153          $   166        $166              *          $   166        *
              YEARS[B
              ]

NEW           1 YEAR      $56              $45            $67[A]            *          $17            *
YORK
MUNICIPAL
INCOME

              3 YEARS     $75              $66            $82[A]            *          $52            *

              5 YEARS     $95              $88            $110[A]           *          $90            *

              10          $153             $153           $166              *          $166           *
              YEARS[B
              ]


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



            CLASS A       EFFECTIVE
                          DATE          CLASS T      EFFECTIVE DATE CLASS B        EFFECTIVE DATE  CLASS C    EFFECTIVE DATE

TECHNOQUANT 1.75%        12/31/96       2.00%        12/31/96       2.50%          12/31/96           2.50%   11/1    /97
GROWTH

MID CAP     1.75%        8/30/96        2.00%        2/20/96        2.50%          2/20/96            2.50%   11/1    /97

EQUITY
GROWTH      1.   20    %    1    1/1/97    1.45    %    1    1/1/97    1.95    %      11/1/97         1.95%   11/1    /97

GROWTH      1.   10    %    11/1/97        1.35    %    11    /1/97    1.85    %      11/1/97         1.85%   11/1    /97
OPPORTUNITIES

STRATEGIC   1.75%        3/1/97         2.00%        3/1/97         2.50%          3/1/97          *          *
OPPORTUNITIES

LARGE CAP   1.75%        8/30/96        2.00%        2/20/96        2.50%          2/20/96            2.50%   11/1    /97

GROWTH &
INCOME      1.50%        12/31/96       1.75%        12/31/96       2.25%          12/31/96           2.25%   11/1    /97

EQUITY
INCOME      1.   10    %    11    /1/97    1.35    %    11    /1/97    1.85    %      11    /1/97     1.85%   11/1    /97

BALANCED    1.   05    %    11/1/97     1.   30    %    11/1/97        1.80    %   1   1/1/97         1.80%   11/1    /97

HIGH YIELD  1.25%        8/30/96        1.35%        7/1/95         2.00%          1/1/96             2.10%   11/1    /97

STRATEGIC
INCOME      1.25%        8/30/96        1.35%        10/31/94       2.00%          1/1/96             2.10%   11/1    /97

MORTGAGE
SECURITIES  0.90%        3/1/97         1.00%        3/1/97         1.65%          3/1/97          *          *

GOVERNMENT  0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
INVESTMENT

INTERMEDIATE
BOND        0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97

SHORT FIXED-
INCOME      0.90%        8/30/96        0.90%        8/30/96        **              **                1.75%   11/1/97

HIGH INCOME 0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
MUNICIPAL

MUNICIPAL
BOND        0.90%        3/1/97         1.00%        7/1/9   6      1.65%          7/1/96          *          *

INTERMED
IATE        0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
MUNICIPAL INCOME

SHORT-INTERMED
IATE        0.90%        8/30/96        0.90%        7/1/95         **              **             *          *
MUNICIPAL INCOME

CALIFORNIA
MUNICIPAL   0.90%        8/30/96        1.00%        8/1/95         1.65%          1/1/96          *          *
INCOME

NEW YORK
MUNICIPAL   0.90%        8/30/96        1.00%        8/1/95         1.65%          1/1/96          *          *
INCOME


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                            OTHER EXPENSES                     TOTAL OPERATING EXPENSES

                            CLASS A     CLASS T    CLASS B    CLASS C [A] CLASS A    CLASS T    CLASS B      CLASS C[A]

   TECHNOQUANT GROWTH       1.37%       0.96%       1.37%       1.33%    2.22%       2.06%       2.97%       2.94%
   [A]

   MID CAP                  (DAGGER)    (DAGGER)    (DAGGER)    1.11%    (DAGGER)    (DAGGER)    (DAGGER)    2.71%

   EQUITY  GROWTH           (DAGGER)    (DAGGER)    (DAGGER)    0.55%    (DAGGER)    (DAGGER)    (DAGGER)    2.16%

GROWTH OPPORTUNITIES         0.28%[A]   (DAGGER)     0.32%[A]   0.29%    1.14%[A]    (DAGGER)     1.93%[A]   1.90    %

LARGE CAP                0.96%   [A]     1.34%       2.35%       1.49%   1.81%[A]     2.44%       3.95%         3.09    %

   GROWTH &                  0.86%      (DAGGER)    (DAGGER)    0.91%    1.61%       (DAGGER)    (DAGGER)    2.42%
   INCOME[A]

   EQUITY INCOME            (DAGGER)    (DAGGER)    (DAGGER)    0.38%    (DAGGER)    (DAGGER)    (DAGGER)    1.88%

   BALANCED                 0.40%[A]    (DAGGER)    0.44%[A]    0.93%    1.10%[A]    (DAGGER)    1.89%[A]    2.39%

STRATEGIC INCOME            4.21    %   (DAGGER)    (DAGGER)    0.84%    4.96%       (DAGGER)    (DAGGER)       2.44    %

MORTGAGE                   2.26%         0.54%       1.09%       *       2.85%       1.23%       2.43%       *
SECURITIES[A]



   GOVERNMENT               0.72%[A]    (DAGGER)    0.43%       2.34%    1.32%[A]    (DAGGER)    1.78%       3.79%
   INVESTMENT

   INTERMEDIATE BOND        0.48%[A]    (DAGGER)    0.44%       1.78%    1.08%[A]    (DAGGER)    1.79%       3.22%

   SHORT FIXED-INCOME       0.50%[A]    (DAGGER)    **          1.28%    1.10%[A]    (DAGGER)    **          2.73%

   HIGH INCOME              0.48%[A]    (DAGGER)    (DAGGER)    1.54%    1.03%[A]    (DAGGER)    (DAGGER)    2.93%
   MUNICIPAL

   MUNICIPAL BOND           2.80%[A]    0.37%       0.52%       *        3.35%[A]    1.02%       1.82%       *

   INTERMEDIATE             1.00%[A]    0.39%       0.56%       1.39%    1.55%[A]    1.04%       1.86%       2.78%
   MUNICIPAL INCOME

   SHORT-INTERMEDIATE       1.29%[A]    0.60%       **          *        1.84%[A]    1.15%       **          *
   MUNICIPAL INCOME

   CALIFORNIA MUNICIPAL     2.01%[A]    0.38%       0.95%       *        2.56%[A]    1.03%       2.25%       *
   INCOME

   NEW YORK MUNICIPAL       1.95%[A]    1.97%       2.42%       *        2.50%[A]    2.62%       3.72%       *
   INCOME


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE
CAPS    SHOWN IN THE FIRST TABLE ABOVE.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for certain funds contain
annual information which has been audited by    Coopers & Lybrand
L.L.P.,     independent accountants. The financial highlights tables
that follow for Mortgage Securities have been audited by    Price
Waterhouse LLP    , independent accountants. The funds' financial
highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Class C of each fund (except Strategic Opportunities, Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) is
expected to commence operations on or about November    3    , 1997.
TECHNOQUANT - CLASS A
1.SELECTED PER-SHARE DATA AND RATIOSD   1997G

2.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00

3.INCOME FROM INVESTMENT OPERATIONS

4. NET INVESTMENT INCOME (LOSS)                             (.02)

5. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .02

6. TOTAL FROM INVESTMENT OPERATIONS                         .00

7.NET ASSET VALUE, END OF PERIOD                           $ 10.00

8.TOTAL RETURNB   ,C                                        0.00%

9.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,957

10.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.75%A,E

11.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.42)%A
ASSETS

12.PORTFOLIO TURNOVER                                       398%A

13.AVERAGE COMMISSION RATEF                                $ .0281

TECHNOQUANT - CLASS T
14.SELECTED PER-SHARE DATA AND RATIOSD                     1997H

15.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

16.INCOME FROM INVESTMENT OPERATIONS

17. NET INVESTMENT INCOME (LOSS)                            (.03)

18. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .02

19. TOTAL FROM INVESTMENT OPERATIONS                        (.01)

20.NET ASSET VALUE, END OF PERIOD                          $ 9.99

21.TOTAL RETURNB,C                                          (.10)%

22.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 11,904

23.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.00%A,E

24.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.67)%A
ASSETS

25.PORTFOLIO TURNOVER                                       398%A

26.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997 (UNAUDITED).
H FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997 (UNAUDITED).
KEY FACTS - CONTINUED


TECHNOQUANT - CLASS B
27.

28.SELECTED PER-SHARE DATA AND RATIOSD                     1997G

29.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

30.INCOME FROM INVESTMENT OPERATIONS

31. NET INVESTMENT INCOME (LOSS)                            (.05)

32. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .01

33. TOTAL FROM INVESTMENT OPERATIONS                        (.04)

34.NET ASSET VALUE, END OF PERIOD                          $ 9.96

35.TOTAL RETURNB,C                                          (.40)%

36.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 4,973

37.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.50%A,E

38.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (1.17)%A
ASSETS

39.PORTFOLIO TURNOVER                                       398%A

40.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
MID CAP - CLASS A

41.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

42.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996H

43.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70     $ 10.74

44.INCOME FROM INVESTMENT OPERATIONS

45. NET INVESTMENT INCOME (LOSS)                             (.02)       (.01)

46. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69         .97

47. TOTAL FROM INVESTMENT OPERATIONS                         .67         .96

48.LESS DISTRIBUTIONS

49. IN EXCESS OF NET INVESTMENT INCOME                       (.01)       --

50. FROM NET REALIZED GAIN                                   (.20)       --

51. TOTAL DISTRIBUTIONS                                      (.21)       --

52.NET ASSET VALUE, END OF PERIOD                           $ 12.16     $ 11.70

53.TOTAL RETURNB,C                                           5.87%       8.94%

54.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 2,257     $ 1,239

55.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.60%A,E    1.56%A,E

56.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.55%A,F    1.56%A
REDUCTIONS

57.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.44)%A     (.33)%A
ASSETS

58.PORTFOLIO TURNOVER                                        229%A       101%A

59.AVERAGE COMMISSION RATEG                                 $ .0388     $ .0382


MID CAP - CLASS T

60.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

61.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996I

62.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70     $ 10.00

63.INCOME FROM INVESTMENT OPERATIONS

64. NET INVESTMENT INCOME (LOSS)                             (.02)       (.03)

65. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .70         1.73

66. TOTAL FROM INVESTMENT OPERATIONS                         .68         1.70

67.LESS DISTRIBUTIONS

68. FROM NET REALIZED GAIN                                   (.18)       --

69.NET ASSET VALUE, END OF PERIOD                           $ 12.20     $ 11.70

70.TOTAL RETURNB,C                                           5.94%       17.00%

71.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 254,825   $ 187,040

72.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.51%A      1.60%A

73.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.45%A,F    1.60%A
REDUCTIONS

74.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.33)%A     (.37)%A
ASSETS

75.PORTFOLIO TURNOVER                                        229%A       101%A

76.AVERAGE COMMISSION RATEG                                 $ .0388     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
I FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
MID CAP - CLASS B

77.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

78.SELECTED PER-SHARE DATA AND RATIOSD                      1997H       1996G

79.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.61     $ 10.00

80.INCOME FROM INVESTMENT OPERATIONS

81. NET INVESTMENT INCOME (LOSS)                             (.05)       (.10)

82. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69         1.71

83. TOTAL FROM INVESTMENT OPERATIONS                         .64         1.61

84.LESS DISTRIBUTIONS

85. FROM NET REALIZED GAIN                                   (.15)       --

86.NET ASSET VALUE, END OF PERIOD                           $ 12.10     $ 11.61

87.TOTAL RETURNB,C                                           5.61%       16.10%

88.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 40,527    $ 32,727

89.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.03%A      2.38%A

90.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.98%A,E    2.37%A,E
REDUCTIONS

91.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.85)%A     (1.14)%A
ASSETS

92.PORTFOLIO TURNOVER                                        229%A       101%A

93.AVERAGE COMMISSION RATEF                                 $ .0388     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY GROWTH - CLASS A

94.                                                                      YEAR ENDED
                                                                         NOVEMBER 30

95.SELECTED PER-SHARE DATA AND RATIOSB                       1997M       1996F

96.NET ASSET VALUE, BEGINNING OF PERIOD                      $ 44.80     $ 39.47

97.INCOME FROM INVESTMENT OPERATIONS

98. NET INVESTMENT INCOME (LOSS)                              (.01)       .04

99. NET REALIZED AND UNREALIZED GAIN (LOSS)                   2.75        5.29

100. TOTAL FROM INVESTMENT OPERATIONS                         2.74        5.33

101.LESS DISTRIBUTIONS

102. FROM NET INVESTMENT INCOME                               (.36)       --

103. FROM NET REALIZED GAIN                                   (1.23)      --

104. TOTAL DISTRIBUTIONS                                      (1.59)      --

105.NET ASSET VALUE, END OF PERIOD                           $ 45.95     $ 44.80

106.TOTAL RETURNB,C                                           6.43%       13.50%

107.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 13,170    $ 4,423

108.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.52%A,G    1.52%A,D,G

109.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.49%A,H    1.50%A,H
REDUCTIONS

110.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.32)%A     .38%A
ASSETS

111.PORTFOLIO TURNOVER                                        139%A       76%

112.AVERAGE COMMISSION RATEI                                 $ .0425     $ .0414


EQUITY GROWTH - CLASS T

113.                                   YEARS ENDED NOVEMBER 30

114.SELECTED             1997M         1996                      1995          1994K       1993        1992J
PER-SHARE DATA AND
RATIOS

115.NET ASSET VALUE,     $ 44.81       $ 39.83                   $ 28.52       $ 29.50     $ 26.33     $ 23.78
BEGINNING OF PERIOD

116.INCOME FROM
INVESTMENT
OPERATIONS

117. NET INVESTMENT       (.01)E        .22E                      .06           .08         (.07)E      .01
INCOME (LOSS)

118. NET REALIZED         2.81          6.90                      11.54         .39         3.82        2.54
AND UNREALIZED GAIN
(LOSS)

119. TOTAL FROM           2.80          7.12                      11.60         .47         3.75        2.55
INVESTMENT
OPERATIONS

120.LESS
DISTRIBUTIONS

121. FROM NET             (.17)         (.03)L                    (.08)         -           (.08)       --
INVESTMENT INCOME

122. FROM NET             (1.23)        (2.11)L                   (.16)         (1.45)      (.50)       --
REALIZED GAIN

123. IN EXCESS OF NET     --            --                        (.05)         --          --          --
REALIZED GAIN

124. TOTAL                (1.40)        (2.14)                    (.29)         (1.45)      (.58)       --
DISTRIBUTIONS

125.NET ASSET VALUE,     $ 46.21       $ 44.81                   $ 39.83       $ 28.52     $ 29.50     $ 26.33
END OF PERIOD

126.TOTAL RETURNB,C       6.53%         19.00%                    41.11%        1.58%       14.52%      10.72%

127.NET ASSETS, END      $ 3,801,250   $ 3,536,973               $ 2,051,429   $ 874,172   $ 377,894   $ 22,655
OF PERIOD (000
OMITTED)

128.RATIO OF              1.33%A        1.36%                     1.55%         1.71%       1.85%       1.47%A
EXPENSES TO AVERAGE
NET ASSETS

129.RATIO OF              1.30%A,H      1.34%H                    1.54%H        1.70%H      1.84%H      1.47%A
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

130.RATIO OF NET          (.12)%A       .54%                      .21%          .15%        (.24)%      .25%A
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

131.PORTFOLIO             139%A         76%                       97%           137%        160%        240%
TURNOVER

132.AVERAGE              $ .0425       $ .0414
COMMISSION RATEI


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
K EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
L THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
M SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY GROWTH - CLASS B
133.SELECTED PER-SHARE DATA AND RATIOSD                      1997E

134.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 41.81

135.INCOME FROM INVESTMENT OPERATIONS

136. NET INVESTMENT INCOME (LOSS)                             (.02)

137. NET REALIZED AND UNREALIZED GAIN (LOSS)                  4.08

138. TOTAL FROM INVESTMENT OPERATIONS                         4.06

139.LESS DISTRIBUTIONS

140. FROM NET REALIZED GAIN                                   (.03)

141.NET ASSET VALUE, END OF PERIOD                           $ 45.84

142.TOTAL RETURNB,C                                           9.72%

143.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 26,147

144.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.17%A

145.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     2.13%A,F
REDUCTIONS

146.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.99)%A
ASSETS

147.PORTFOLIO TURNOVER                                        139%A

148.AVERAGE COMMISSION RATEG                                 $ .0425

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSIONS RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

GROWTH OPPORTUNITIES - CLASS A
149.                                                         YEAR ENDED
                                                             OCTOBER 31

150.SELECTED PER-SHARE DATA AND RATIOSD                      1997M       1996B

151.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 35.39     $ 32.86

152.INCOME FROM INVESTMENT OPERATIONS

153. NET INVESTMENT INCOME                                    .29         .09

154. NET REALIZED AND UNREALIZED GAIN (LOSS)                  3.40        2.44

155. TOTAL FROM INVESTMENT OPERATIONS                         3.69        2.53

156.LESS DISTRIBUTIONS

157. FROM NET INVESTMENT INCOME                               (.72)       --

158. FROM NET REALIZED GAIN                                   (1.44)      --

159. TOTAL DISTRIBUTIONS                                      (2.16)      --

160.NET ASSET VALUE, END OF PERIOD                           $ 36.92     $ 35.39

161.TOTAL RETURNB,C                                           10.65%      7.70%

162.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 52,928    $ 10,185

163.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.15%A      1.48%A,F

164.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.14%A,G    1.47%A,G
REDUCTIONS

165.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      1.62%A      1.74%A

166.PORTFOLIO TURNOVER                                        38%A        33%

167.AVERAGE COMMIISSION RATEH                                $ .0471     $ .0401


GROWTH OPPORTUNITIES - CLASS T


168.                   YEARS ENDED OCTOBER 31

169.SELECTE 1997M        1996         1995        1994I       1993        1992      1991      1990      1989    1988J
D PER-SHARE
DATA AND
RATIOS

170.NET     $ 35.41      $ 30.89      $ 26.62     $ 25.39     $ 21.14     $ 20.58   $ 12.99   $ 16.53   $ 14.27 $ 10.00
ASSET VALUE,
BEGINNING OF
PERIOD

171.INCOME
FROM
INVESTMENT
OPERATIONS

172. NET    .28D         .61D         .39         .22         .08         .14       .06       .18K      .02     .05
INVESTMENT
INCOME

173. NET    3.39         4.72         5.31        1.92        5.56        2.04      7.70      (2.50)    3.03    4.22
REALIZED AND
UNREALIZED
GAIN (LOSS)

174. TOTAL  3.67         5.33         5.70        2.14        5.64        2.18      7.76      (2.32)    3.05    4.27
FROM
INVESTMENT
OPERATIONS

175.LESS
DISTRIBUTIONS

176. FROM   (.54)        (.41)        (.27)       (.07)       (.13)       (.09)     (.17)     (.05)     (.03)    --
NET
INVESTMENT
INCOME

177. FROM   (1.44)       (.40)        (1.16)      (.84)       (1.26)      (1.53)    -         (1.17)    (.76)    --
NET REALIZED
GAIN

178. TOTAL  (1.98)       (.81)        (1.43)      (.91)       (1.39)      (1.62)    (.17)     (1.22)    (.79)    --
DISTRIBUTIONS

179.NET     $ 37.10      $ 35.41      $ 30.89     $ 26.62     $ 25.39     $ 21.14   $ 20.58   $ 12.99   $ 16.53 $ 14.27
ASSET VALUE,
END OF PERIOD

180.TOTAL   10.56%       17.61%       22.88%      8.71%       28.11%      12.09%    60.25%    (15.05)%  22.69%  42.70%
RETURNB,C

181.NET     $ 16,369,762 $ 14,314,950 $ 9,690,992 $ 4,598,668 $ 2,054,988 $ 580,595 $ 213,095 $ 51,122  $ 34,351 $8,097
ASSETS, END
OF PERIOD
(000
OMITTED)

182.RATIO OF 1.22%A      1.34%        1.59%       1.63%       1.65%       1.60%     1.73%     2.00%     2.45%    2.52%A,L
EXPENSES TO
AVERAGE NET
ASSETS

183.RATIO OF 1.21%A,G    1.34%        1.58%G      1.62%G      1.64%G      1.60%     1.73%     2.00%     2.45%    2.52%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

184.RATIO OF 1.57%A      1.88%        1.56%       1.12%       .43%        .80%      .47%      1.49%     .31%     .82%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

185.PORTFOLI 38%A        33%          39%         43%         69%         94%       142%      136%      163%     143%A
O TURNOVER

186.AVERAG   $ .0471     $ .0401
E
COMMISSION
RATEH


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPTIAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD NOVEMBER 18, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.
K NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.09 PER SHARE.
L EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
M SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
GROWTH OPPORTUNITIES - CLASS B
187.SELECTED PER-SHARE DATA AND RATIOSD   1997F

188.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 37.62

189.INCOME FROM INVESTMENT OPERATIONS

190. NET INVESTMENT INCOME                                    .15

191. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.69)

192. TOTAL FROM INVESTMENT OPERATIONS                         (.54)

193.NET ASSET VALUE, END OF PERIOD                           $ 37.08

194.TOTAL RETURNB,C                                           (1.44)%

195.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 70,791

196.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.81%A

197.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.79%A,G
REDUCTIONS

198.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .90%A

199.PORTFOLIO TURNOVER                                        38%A

200.AVERAGE COMMISSION RATEE                                 $ .0471

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30, 1997 (UNAUDITED).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. STRATEGIC OPPORTUNITIES - CLASS A

201.                                                                     YEARS ENDED
                                                                         DECEMBER 31

202.SELECTED PER-SHARE DATA AND RATIOSB                      1997N       1996K

203.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.51     $ 23.48

204.INCOME FROM INVESTMENT OPERATIONS

205. NET INVESTMENT INCOME (LOSS)                             (.04)       .08

206. NET REALIZED AND UNREALIZED GAIN (LOSS)                  2.86        1.26

207. TOTAL FROM INVESTMENT OPERATIONS                         2.82        1.34

208.LESS DISTRIBUTIONS

209. FROM NET INVESTMENT INCOME                               --          (.37)

210. FROM NET REALIZED GAIN                                   (.87)       (1.94)

211. TOTAL DISTRIBUTIONS                                      (.87)       (2.31)

212.NET ASSET VALUE, END OF PERIOD                           $ 24.46     $ 22.51

213.TOTAL RETURNB,C                                           12.88%      5.80%

214.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 919       $ 638

215.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.49%A,G    .99%A,J

216.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.48%A,H    .97%A,H
REDUCTIONS

217.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.40)%A     1.00%A
ASSETS

218.PORTFOLIO TURNOVER                                        41%A        151%

219.AVERAGE COMMISSION RATEI                                 $ .0420     $ .0409


STRATEGIC OPPORTUNITIES - CLASS T



YEARS ENDED DECEMBER 31                YEARS ENDED SEPTEMBER 30

221.SELECTE
1997N    1996    1995      1994L       1994F      1993M     1992      1991      1990       1989      1988       1987
D PER-SHARE
DATA AND
RATIOS

222.NET
$ 22.69  $ 24.88 $ 18.70   $ 19.96     $ 22.52    $ 19.53   $ 21.38   $ 17.21   $ 19.55    $ 15.53   $ 19.06    $ 16.71
ASSET VALUE,
BEGINNING OF
PERIOD

223.INCOME
FROM
INVESTMENT
OPERATIONS

224. NET
(.02)E   .17E    .39       .10E        .39E       .33       .61       .66       .70        .50       .42        .46
INVESTMENT
INCOME
(LOSS)

225. NET
2.88     .18     6.73      (.75)       (.81)      4.44      .58       4.26      (2.49)     4.08      (1.80)     2.95
REALIZED AND
UNREALIZED
 GAIN (LOSS)

226. TOTAL
2.86     .35     7.12      (.65)       (.42)      4.77       1.19      4.92      (1.79)     4.58      (1.38)     3.41
FROM
INVESTMENT
OPERATIONS

227.LESS
DISTRIBUTIONS

228. FROM
--       (.19)   (.39)     (.35)       (.43)      (.57)      (.62)     (.75)     (.55)      (.56)     (.24)      (.09)
NET
INVESTMENT
INCOME

229. FROM
(.87)    (2.35)  (.55)     (.26)       (1.71)     (1.21)     (2.42)    --        --         --        (1.91)     (.97)
NET REALIZED
GAIN

230. TOTAL
(.87)    (2.54)  (.94)     (.61)       (2.14)     (1.78)     (3.04)    (.75)     (.55)      (.56)     (2.15)     (1.06)
DISTRIBUTIONS

231.NET
$ 24.68  $ 22.69 $ 24.88   $ 18.70     $ 19.96    $ 22.52   $ 19.53   $ 21.38   $ 17.21    $ 19.55   $ 15.53    $ 19.06
ASSET VALUE,
END OF PERIOD

232.TOTAL
12.96%   1.53%   38.16%    (3.26)%     (2.24)%    26.33%    7.26%     29.51%    (9.49)%    30.45%    (4.98)%    21.43%
RETURNB,C

233.NET
$ 469    $ 561   $ 620     $ 376       $ 385      $ 270     $ 195     $ 200     $ 172      $ 198     $ 191      $ 283
ASSETS, END OF
PERIOD (IN
MILLIONS)

234.RATIO OF
1.26%A   1.28%   1.61%     1.73%A,G    1.85%      1.57%D    1.46%     1.56%     1.59%      1.51%     1.71%      1.67%G,J
EXPENSES TO
AVERAGE NET
ASSETS

235.RATIO OF
1.25%A,H 1.27%H  1.61%     1.73%A      1.84%H     1.57%     1.46%     1.56%     1.59%      1.51%     1.71%      1.67%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

236.RATIO OF
(.17)%A  .70%    1.90%     2.03%A      1.89%      2.06%      3.22%     3.61%     3.70%      3.23%     3.10%      2.36%
NET
INVESTMENT
INCOME
(LOSS)
TO AVERAGE
NET ASSETS

237.PORTFOLI
41%A     151%    142%      228%A       159%       183%       211%      223%      114%       89%       160%       225%
O TURNOVER

238.AVERAG        $ .0420     $ .0409
E
COMMISSION
RATEI


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
K FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
L THREE MONTHS ENDED DECEMBER 31, 1994
M AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
N SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
STRATEGIC OPPORTUNITIES - CLASS B

239.                                                           YEARS ENDED DECEMBER 31

240.SELECTED PER-SHARE DATA AND RATIOS             1997I       1996                      1995       1994J       1994E

241.NET ASSET VALUE, BEGINNING OF PERIOD           $ 22.36     $ 24.56                   $ 18.57    $ 19.98     $ 19.65

242.INCOME FROM INVESTMENT OPERATIONS

243. NET INVESTMENT INCOME (LOSS)                  (.08)D      .04D                      .38        .06D        .05D

244. NET REALIZED AND UNREALIZED GAIN (LOSS)        2.83        .18                       6.54       (.74)       .28

245. TOTAL FROM INVESTMENT OPERATIONS               2.75        .22                       6.92       (.68)       .33

246.LESS DISTRIBUTIONS

247. FROM NET INVESTMENT INCOME                     --          (.07)                     (.38)      (.47)       --

248. FROM NET REALIZED GAIN                         (.87)       (2.35)                    (.55)      (.26)       --

249. TOTAL DISTRIBUTIONS                            (.87)       (2.42)                    (.93)      (.73)       --

250.NET ASSET VALUE, END OF PERIOD                 $ 24.24     $ 22.36                   $ 24.56    $ 18.57     $ 19.98

251.TOTAL RETURNB,C                                 12.65%      1.00%                     37.35%     (3.41)%     1.68%

252.NET ASSETS, END OF PERIOD (000 OMITTED)        $ 97,397    $ 98,535                  $ 87,566   $ 17,090    $ 8,824

253.RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.82%A      1.80%                     2.11%      2.58%A      2.63%A,F

254.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE                                             1.81%A,G    1.79%G                    2.10%G     2.53%A,G    2.63%A
REDUCTIONS

255.RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET                                         (.73)%A     .18%                      1.40%      1.22%A      1.11%A
ASSETS


256.PORTFOLIO TURNOVER                              41%A        151%                      142%       228%A       159%

257.AVERAGE COMMISSION RATEH                       $ .0420     $ .0409

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
J THREE MONTHS ENDED DECEMBER 31, 1994
LARGE CAP - CLASS A

258.                                                                     YEARS ENDED
                                                                         NOVEMBER 30

259.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996G

260.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.83     $ 10.21

261.INCOME FROM INVESTMENT OPERATIONS

262. NET INVESTMENT INCOME (LOSS)                             (.01)       .00

263. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .76         1.62

264. TOTAL FROM INVESTMENT OPERATIONS                         .75         1.62

265.LESS DISTRIBUTIONS

266. FROM NET REALIZED GAIN                                   (.08)       --

267.NET ASSET VALUE, END OF PERIOD                           $ 12.50     $ 11.83

268.TOTAL RETURNB,C                                           6.40%       15.87%

269.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,540     $ 503

270.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.75%A,F    1.75%A,F

271.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.73%A,E    1.75%A
REDUCTIONS

272.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.16)%A     .11%A
ASSETS

273.PORTFOLIO TURNOVER                                        101%A       59%A

274.AVERAGE COMMISSION RATEH                                 $ .0371     $ .0306



LARGE CAP - CLASS T
275.                                                         YEARS ENDED
                                                             NOVEMBER 30

276.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996I

277.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.82     $ 10.00

278.INCOME FROM INVESTMENT OPERATIONS

279. NET INVESTMENT INCOME (LOSS)                             .00         (.01)

280. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .76         1.83

281. TOTAL FROM INVESTMENT OPERATIONS                         .76         1.82

282.LESS DISTRIBUTIONS

283. FROM NET REALIZED GAIN                                   (.06)       --

284.NET ASSET VALUE, END OF PERIOD                           $ 12.52     $ 11.82

285.TOTAL RETURNB,C                                           6.47%       18.20%

286.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 35,913    $ 26,133

287.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%A      2.00%A,F

288.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.62%A,E    2.00%A
REDUCTIONS

289.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.06)%A     (.14)%A
ASSETS

290.PORTFOLIO TURNOVER                                        101%A       59%A

291.AVERAGE COMMISSION RATEH                                 $ .0371     $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
LARGE CAP - CLASS B

292.                                                                     YEARS ENDED
                                                                         NOVEMBER 30

293.SELECTED PER-SHARE DATA AND RATIOSD                      1997I       1996H

294.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.77     $ 10.00

295.INCOME FROM INVESTMENT OPERATIONS

296. NET INVESTMENT INCOME (LOSS)                             (.04)       (.05)

297. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .75         1.82

298. TOTAL FROM INVESTMENT OPERATIONS                         .71         1.77

299.LESS DISTRIBUTIONS

300. FROM NET REALIZED GAIN                                   (.05)       --

301.NET ASSET VALUE, END OF PERIOD                           $ 12.43     $ 11.77

302.TOTAL RETURNB,C                                           6.07%       17.70%

303.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 16,132    $ 9,721

304.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.22%A      2.50%A,E

305.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     2.19%A,F    2.50%A
REDUCTIONS

306.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.64)%A     (.64)%A
ASSETS

307.PORTFOLIO TURNOVER                                        101%A       59%A

308.AVERAGE COMMISSION RATEG                                 $ .0371     $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
GROWTH & INCOME - CLASS A
309.

310.SELECTED PER-SHARE DATA AND RATIOSD   1997G

311.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

312.INCOME FROM INVESTMENT OPERATIONS

313. NET INVESTMENT INCOME                                   .03

314. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .89

315. TOTAL FROM INVESTMENT OPERATIONS                        .92

316.LESS DISTRIBUTIONS

317. FROM NET INVESTMENT INCOME                              (.01)

318.NET ASSET VALUE, END OF PERIOD                          $ 10.91

319.TOTAL RETURNB,C                                          9.21%

320.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,953

321.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50%A,E

322.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .76%A

323.PORTFOLIO TURNOVER                                       93%A

324.AVERAGE COMMISSION RATEF                                $ .0275

GROWTH & INCOME - CLASS T
325.

326.SELECTED PER-SHARE DATA AND RATIOSD                     1997H

327.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

328.INCOME FROM INVESTMENT OPERATIONS

329. NET INVESTMENT INCOME                                   .02

330. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .87

331. TOTAL FROM INVESTMENT OPERATIONS                        .89

332.LESS DISTRIBUTIONS

333. FROM NET INVESTMENT INCOME                              (.01)

334.NET ASSET VALUE, END OF PERIOD                          $ 10.88

335.TOTAL RETURNB,C                                          8.91%

336.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 43,225

337.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.75%A,E

338.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .45%A

339.PORTFOLIO TURNOVER                                       93%A

340.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997 (UNAUDITED).
H FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997 (UNAUDITED).
GROWTH & INCOME - CLASS B
341.

342.SELECTED PER-SHARE DATA AND RATIOSD   1997G

343.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

344.INCOME FROM INVESTMENT OPERATIONS

345. NET INVESTMENT INCOME (LOSS)                            .00

346. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .88

347. TOTAL FROM INVESTMENT OPERATIONS                        .88

348.LESS DISTRIBUTIONS

349. FROM NET INVESTMENT INCOME                              (.01)

350.NET ASSET VALUE, END OF PERIOD                          $ 10.87

351.TOTAL RETURNB,C                                          8.81%

352.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 10,376

353.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.25%A,E

354.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.05)%A
ASSETS

355.PORTFOLIO TURNOVER                                       93%A

356.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
EQUITY INCOME - CLASS A

357.                                                                     YEAR ENDED
                                                                         NOVEMBER 30

358.SELECTED PER-SHARE DATA AND RATIOSE                      1997L       1996J

359.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.78     $ 20.38

360.INCOME FROM INVESTMENT OPERATIONS

361. NET INVESTMENT INCOME                                    .13         .06

362. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.85        2.44

363. TOTAL FROM INVESTMENT OPERATIONS                         1.98        2.50

364.LESS DISTRIBUTIONS

365. FROM NET INVESTMENT INCOME                               (.20)       (.10)

366. FROM NET REALIZED GAIN                                   (.59)       --

367. TOTAL DISTRIBUTIONS                                      (.79)       (.10)

368.NET ASSET VALUE, END OF PERIOD                           $ 23.97     $ 22.78

369.TOTAL RETURNB,C                                           9.02%       12.31%

370.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 11,312    $ 3,306

371.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.44%A,F    1.46%A,D,F

372.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.43%A,G    1.44%A,G
REDUCTIONS

373.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      1.17%A      1.27%A

374.PORTFOLIO TURNOVER                                        50%A        78%

375.AVERAGE COMMISSION RATEH                                 $ .0423     $ .0424


EQUITY INCOME - CLASS T



376.                                                  YEARS ENDED NOVEMBER 30

377.SELECTED PER-SHARE DATA AND RATIOS 1997L         1996                      1995        1994I       1993       1992K

378.NET ASSET VALUE, BEGINNING OF
PERIOD                                 $ 22.83       $ 19.95                   $ 15.96     $ 14.86     $ 12.86    $ 12.37

379.INCOME FROM INVESTMENT OPERATIONS

380. NET INVESTMENT INCOME             .15E          .30E                      .31         .28E        .33        .13

381. NET REALIZED AND UNREALIZED
GAIN (LOSS)                             1.86          3.35                      4.26        1.03        1.97       .47

382. TOTAL FROM INVESTMENT OPERATIONS   2.01          3.65                      4.57        1.31        2.30       .60

383.LESS DISTRIBUTIONS

384. FROM NET INVESTMENT INCOME         (.14)         (.31)                     (.30)       (.21)       (.30)      (.11)

385. FROM NET REALIZED GAIN             (.59)         (.46)                     (.28)       --          --         --

386. TOTAL DISTRIBUTIONS                (.73)         (.77)                     (.58)       (.21)       (.30)      (.11)

387.NET ASSET VALUE, END OF PERIOD     $ 24.11       $ 22.83                   $ 19.95     $ 15.96     $ 14.86    $ 12.86

388.TOTAL RETURNB,C                     9.11%         18.89%                    29.46%      8.84%       18.03%     4.88%

389.NET ASSETS, END OF PERIOD (000
OMITTED)                               $ 1,899,588   $ 1,672,994               $ 880,054   $ 179,501   $ 42,326   $ 1,462

390.RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                  1.25%A        1.27%                     1.48%       1.67%       1.77%      1.55%A

391.RATIO OF EXPENSES TO AVERAGE NET
ASSETS AFTER EXPENSE                    1.24%A,G      1.26%G                    1.47%G      1.64%G      1.77%      1.55%A
REDUCTIONS

392.RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                      1.31%A        1.45%                     1.78%       1.69%       2.02%      3.39%A

393.PORTFOLIO TURNOVER                  50%A          78%                       80%         140%        120%       51%

394.AVERAGE COMMISSION RATEH           $ .0423       $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
K FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
L SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY INCOME - CLASS B


395.                                                        YEARS ENDED NOVEMBER 30

396.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996        1995        1994E

397.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.73     $ 19.90     $ 15.94     $ 15.21

398.INCOME FROM INVESTMENT OPERATIONS

399. NET INVESTMENT INCOME                                    .09D        .19D        .26         .08D

400. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.87        3.33        4.23        .72

401. TOTAL FROM INVESTMENT OPERATIONS                         1.96        3.52        4.49        .80

402.LESS DISTRIBUTIONS

403. FROM NET INVESTMENT INCOME                               (.08)       (.23)       (.25)       (.07)

404. FROM NET REALIZED GAIN                                   (.59)       (.46)       (.28)       --

405.TOTAL DISTRIBUTIONS                                       (.67)       (.69)       (.53)       (.07)

406.NET ASSET VALUE, END OF PERIOD                           $ 24.02     $ 22.73     $ 19.90     $ 15.94

407.TOTAL RETURNB,C                                           8.91%       18.22%      28.95%      5.25%

408.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 573,916   $ 500,447   $ 270,101   $ 35,373

409.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.78%A      1.81%       1.85%       2.24%A

410.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.77%A,F    1.79%F      1.84%F      2.18%A,F
REDUCTIONS

411.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .79%A       .92%        1.41%       1.15%A

412.PORTFOLIO TURNOVER                                        50%A        78%         80%         140%

413.AVERAGE COMMISSION RATEG                                 $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
BALANCED - CLASS A

414.                                                                     YEAR ENDED
                                                                         OCTOBER 31

415.SELECTED PER-SHARE DATA AND RATIOSH                      1997L       1996D

416.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 16.04     $ 15.22

417.INCOME FROM INVESTMENT OPERATIONS

418. NET INVESTMENT INCOME                                    .23         .08

419. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.24        .88

420. TOTAL FROM INVESTMENT OPERATIONS                         1.47        .96

421.LESS DISTRIBUTIONS

422. FROM NET INVESTMENT INCOME                               (.26)       (.14)

423. FROM NET REALIZED GAIN                                   (.11)       --

424. TOTAL DISTRIBUTIONS                                      (.37)       (.14)

425.NET ASSET VALUE, END OF PERIOD                           $ 17.14     $ 16.04

426.TOTAL RETURNB,C                                           9.26%       6.34%

427.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,914     $ 1,181

428.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.44%A,E    1.50%A,E

429.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.44%A      1.49%A,F
REDUCTIONS

430.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      2.79%A      3.07%A

431.PORTFOLIO TURNOVER                                        75%A        223%

432.AVERAGE COMMISSION RATEG                                 $ .0452     $ .0106


BALANCED - CLASS T

433.     YEARS ENDED OCTOBER 31

434.SELEC
TE       1997L                    1996   1995   1994I   1993   1992   1991   1990   1989   1988   1987J
D PER-SHARE
DATA AND
RATIOS

435.NET  $ 16.07     $ 15.30   $ 14.67   $ 15.91    $ 14.41   $ 14.13   $ 10.41   $ 12.77    $ 11.07   $ 9.44    $ 10.00
ASSET VALUE,
BEGINNING OF
PERIOD

436.INCOME
FROM
INVESTMENT
OPERATIONS

437. NET .25H        .51H      .59       .38        .48       .50       .51       .56        1.01K     .62       .27
INVESTMENT
INCOME

438. NET 1.24        .88       .54       (.79)      2.18      .85       3.74      (1.34)     1.27      1.56      (.63)
REALIZED AND
UNREALIZED
GAIN (LOSS)

439. TO
TAL      1.49        1.39      1.13      (.41)      2.66      1.35      4.25      (.78)      2.28      2.18      (.36)
FROM
INVESTMENT
OPERATIONS

440.LESS
DISTRIBUTIONS

441. FROM (.29)       (.59)     (.50)     (.28)      (.56)     (.46)     (.53)     (1.06)     (.58)     (.55)     (.20)
NET
INVESTMENT
INCOME

442. IN   --          --        --        (.02)      --        --        --        --         --        --        --
EXCESS OF NET
INVESTMENT
INCOME

443. FROM (.11)       (.03)     --        (.49)      (.60)     (.61)     --        (.52)      --        --        --
NET REALIZED
GAIN

444.RETURN --         --        --        (.04)      --        --        --        --         --        --        --
OF CAPITAL

445. TOTAL (.40)      (.62)     (.50)     (.83)      (1.16)    (1.07)    (.53)     (1.58)     (.58)     .55       (.20)
DISTRIBUTIONS

446.NET  $ 17.16     $ 16.07   $ 15.30   $ 14.67    $ 15.91   $ 14.41   $ 14.13   $ 10.41    $ 12.77   $ 11.07   $ 9.44
ASSET VALUE,
END OF PERIOD

447.TOTAL 9.37%       9.30%     7.85%     (2.69)%    19.66%    10.27%    41.73%    (7.15)%    21.15%    23.66%    (3.90)%
RETURNB,C

448.NET  $ 2,802     $ 2,993   $ 3,441   $ 3,129    $ 1,654   $ 398     $ 136     $ 61       $ 46      $ 36      $ 34
ASSETS, END
OF PERIOD (IN
MILLIONS)

449.RATIO
OF        1.21%A      1.26%     1.47%     1.59%      1.52%     1.60%     1.71%     1.85%      1.91%     2.06%     2.06%A
EXPENSES TO
AVERAGE NET
ASSETS

450.RATIO
OF        1.20%A,F    1.25%F    1.46%F    1.58%F     1.51%F    1.60%     1.71%     1.85%      1.91%     2.06%     2.06%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

451.RATIO
OF        3.03%A      3.32%     3.99%     3.79%      3.24%     3.97%     4.19%     5.29%      8.80%     5.83%     3.95%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

452.PORT
FOLI      75%A        223%      297%      202%       200%      389%      220%      297%       151%      204%      206%A
O TURNOVER

453.AVERAG $ .0452   $ .0106
E
COMMISSION
RATEG


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD JANUARY 6, 1987 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1987.
K NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.26 PER SHARE.
L SIX MONTHS ENDED APRIL 30, 1997
BALANCED - CLASS B
454.

455.SELECTED PER-SHARE DATA AND RATIOSG                     1997C

456.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.36

457.INCOME FROM INVESTMENT OPERATIONS

458. NET INVESTMENT INCOME                                   .10

459. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .78

460. TOTAL FROM INVESTMENT OPERATIONS                        .88

461.LESS DISTRIBUTIONS

462. FROM NET INVESTMENT INCOME                              (.12)

463.NET ASSET VALUE, END OF PERIOD                          $ 17.12

464.TOTAL RETURNB,D                                          5.38%

465.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 3,793

466.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.19%A,E

467.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.97%A

468.PORTFOLIO TURNOVER                                       75%A

469.AVERAGE COMMISSION RATEF                                $ .0452

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30, 1997.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
HIGH YIELD - CLASS A

470.                                                        YEAR ENDED
                                                            OCTOBER 31

471.SELECTED PER-SHARE DATA AND RATIOSD                     1997K       1996E

472.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.300    $ 12.010

473.INCOME FROM INVESTMENT OPERATIONS

474. NET INVESTMENT INCOME                                   .516        .163

475. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.117)      .267

476. TOTAL FROM INVESTMENT OPERATIONS                        .399        .430

477.LESS DISTRIBUTIONS

478. FROM NET INVESTMENT INCOME                              (.639)      (.140)

479. FROM NET REALIZED GAIN                                  (.060)      --

480. TOTAL DISTRIBUTIONS                                     (.699)      (.140)

481.NET ASSET VALUE, END OF PERIOD                          $ 12.000    $ 12.300

482.TOTAL RETURNB,C                                          3.28%       3.58%

483.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 16,787    $ 3,860

484.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25%A,F    1.25%A,F

485.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     8.62%A      9.06%A

486.PORTFOLIO TURNOVER                                       94%A        121%

487.AVERAGE COMMISSION RATEG                                $ .0369     $ .0388


HIGH YIELD - CLASS T



YEARS ENDED OCTOBER 31

489.SELECTE
1997K       1996        1995        1994H     1993      1992        1991       1990       1989       1988       1987J
D PER-SHARE
DATA AND
RATIOS

490.NET
$ 12.310    $ 11.910    $ 11.220    $ 12.010  $ 11.070  $ 10.120    $ 8.150    $ 8.970    $ 9.860    $ 9.090    $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

491.INCOME
FROM
INVESTMENT
OPERATIONS

492. NET
 .535D       1.105D      .930D       .848      .980        1.146       1.115      1.144      1.237      1.165      .878
INVESTMENT
INCOME

493. NET
(.132)      .364        .680        (.537)    1.153       .975        1.948      (.820)     (.890)     .770       (.910)
REALIZED AND
UNREALIZED
GAIN (LOSS)

494. TOTAL
 .403        1.469       1.610       .311      2.133       2.121       3.063      .324       .347       1.935      (.032)
FROM
INVESTMENT
OPERATIONS

495.LESS
DISTRIBUTIONS

496. FROM
(.643)      (1.069)     (.920)      (.851)    (.963)      (1.171)     (1.093)    (1.144)    (1.237)    (1.165)    (.878)
NET
INVESTMENT
INCOME

497. FROM
(.060)      --          --          (.250)    (.230)      --          --         --         --         --         --
NET REALIZED
GAIN

498. TOTAL
(.703)     (1.069)     (.920)      (1.101)   (1.193)     (1.171)     (1.093)    (1.144)    (1.237)    (1.165)    (.878)
DISTRIBUTIONS

499.NET
$ 12.010   $ 12.310    $ 11.910    $ 11.220  $ 12.010    $ 11.070    $ 10.120   $ 8.150    $ 8.970    $ 9.860    $ 9.090
ASSET VALUE,
END OF PERIOD

500.TOTAL
3.31%      12.92%      15.05%      2.64%     20.47%      21.96%      39.67%     3.58%      3.34%      22.14%     (.81)%
RETURNB,C

501.NET
$ 1,881,451 $ 1,709,294 $ 1,200,495 $ 679,623 $ 485,559 $ 136,316   $ 38,681   $ 15,134   $ 13,315   $ 11,900   $ 9,077
ASSETS, END
OF PERIOD
(000
OMITTED)

502.RATIO OF
1.10%A        1.12%      1.15%       1.20%     1.11%     1.10%F      1.10%F     1.10%F     1.10%F     1.10%F     1.24%A,
EXPENSES TO
F
AVERAGE NET
ASSETS

503.RATIO OF
1.09%A,I     1.11%I      1.15%       1.20%     1.11%     1.10%       1.10%      1.10%      1.10%      1.10%      1.24%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

504.RATIO OF
8.81%A       9.20%       8.32%       6.92%     8.09%     9.95%       12.20%     12.72%     12.98%     11.86%     10.74%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

505.PORTFOLI
94%A          121%        112%        118%      79%       100%        103%       90%        131%       135%       166%A
O TURNOVER

506.AVERAG       $ .0369                  $ .0388
E
COMMISSION
RATEG


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J FOR THE PERIOD JANUARY 5, 1987 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1987.
K SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
HIGH YIELD - CLASS B

507.                                                         YEARS ENDED OCTOBER 31

508.SELECTED PER-SHARE DATA AND RATIOS                       1997H                    1996        1995        1994E

509.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 12.280                 $ 11.890    $ 11.210    $ 11.300

510.INCOME FROM INVESTMENT OPERATIONS

511. NET INVESTMENT INCOME                                    .492D                    1.017D      .794D       .223

512. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.129)                   .361        .721        (.118)

513. TOTAL FROM INVESTMENT OPERATIONS                         .363                     1.378       1.515       .105

514.LESS DISTRIBUTIONS

515. FROM NET INVESTMENT INCOME                               (.603)                   (.988)      (.835)      (.195)

516. FROM NET REALIZED GAIN                                   (.060)                   --          --          --

517. TOTAL DISTRIBUTIONS                                      (.663)                   (.988)      (.835)      (.195)

518.NET ASSET VALUE, END OF PERIOD                           $ 11.980                 $ 12.280    $ 11.890    $ 11.210

519.TOTAL RETURNB,C                                           2.99%                    12.10%      14.12%      0.94%

520.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 426,322                $ 344,328   $ 155,730   $ 16,959

521.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.76%A                   1.79%       2.01%       2.20%A

522.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.75%A,F                 1.79%       2.01%       2.20%A
REDUCTIONS

523.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      8.14%A                   8.52%       7.46%       5.92%A

524.PORTFOLIO TURNOVER                                        94%A                     121%        112%        118%

525.AVERAGE COMMISSION RATEG                                 $ .0369                  $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
STRATEGIC INCOME - CLASS A

526.                                                                     527.YEAR
                                                                         ENDED
                                                                         DECEMBER 31

528.SELECTED PER-SHARE DATA AND RATIOSD                      1997I       1996E

529.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.250    $ 11.010

530.INCOME FROM INVESTMENT OPERATIONS

531. NET INVESTMENT INCOME                                    .413        .267

532. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .079        .493

533. TOTAL FROM INVESTMENT OPERATIONS                         .492        .760

534.LESS DISTRIBUTIONS

535. FROM NET INVESTMENT INCOME                               (.372)      (.280)

536. FROM NET REALIZED GAIN                                   (.060)      (.240)

537. TOTAL DISTRIBUTIONS                                      (.432)      (.520)

538.NET ASSET VALUE, END OF PERIOD                           $ 11.310    $ 11.250

539.TOTAL RETURNB,C                                           4.49%       6.95%

540.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,652     $ 587

541.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.25%A,F    1.25%A,
                                                                         F

542.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.24%A,     1.25%A
REDUCTIONS                                                   G

543.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      7.52%A      7.32%A

544.PORTFOLIO TURNOVER                                        139%A       119%


STRATEGIC INCOME -  CLASS T

545.                                                                    YEARS ENDED DECEMBER 31

546.SELECTED PER-SHARE DATA AND RATIOS                      1997I       1996                      1995       1994H

547.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.250    $ 11.000                  $ 9.920    $ 10.000

548.INCOME FROM INVESTMENT OPERATIONS

549. NET INVESTMENT INCOME                                   .411D       .813D                     .885       .064D

550. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .086        .542                      1.231      (.046)

551. TOTAL FROM INVESTMENT OPERATIONS                        .497        1.355                     2.116      .018

552.LESS DISTRIBUTIONS

553. FROM NET INVESTMENT INCOME                              (.377)      (.805)                    (.806)     (.098)

554. FROM NET REALIZED GAIN                                  (.060)      (.300)                    (.230)     --

555. TOTAL DISTRIBUTIONS                                     (.437)      (1.105)                   (1.036)    (.098)

556.NET ASSET VALUE, END OF PERIOD                          $ 11.310    $ 11.250                  $ 11.000   $ 9.920

557.TOTAL RETURNB,C                                          4.53%       12.89%                    22.02%     .17%

558.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 112,285   $ 99,327                  $ 52,626   $ 10,687

559.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.18%A      1.23%                     1.35%F     1.35%A,F

560.RATIO OF EXPENSES TO AVERAGE NET ASSETS  AFTER           1.17%A,G    1.22%G                    1.35%      1.35%A
EXPENSE REDUCTIONS

561.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     7.44%A      7.34%                     7.28%      5.80%A

562.PORTFOLIO TURNOVER                                       139%A       119%                      193%       104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEM   ENT OF OPERATIONS)
T    O DECEMBER 31, 1994.
I SIX MONTHS ENDED JUNE 30, 19   97 (UNAUDITED)
STRATEGIC INCOME - CLASS B

563.                                                                    YEARS ENDED DECEMBER 31

564.SELECTED PER-SHARE DATA AND RATIOS                       1997H      1996                      1995       1994E

565.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.260   $ 11.010                  $ 9.910    $ 10.000

566.INCOME FROM INVESTMENT OPERATIONS

567. NET INVESTMENT INCOME                                    .376D      .743D                     .820       .072D

568. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .094       .538                      1.237      (.078)

569. TOTAL FROM INVESTMENT OPERATIONS                         .470       1.281                     2.057      (.006)

570.LESS DISTRIBUTIONS

571. FROM NET INVESTMENT INCOME                               (.340)     (.731)                    (.727)     (.084)

572. FROM NET REALIZED GAIN                                   (.060)     (.300)                    (.230)     --

573. TOTAL DISTRIBUTIONS                                      (.400)     (1.031)                   (.957)     (.084)

574.NET ASSET VALUE, END OF PERIOD                           $ 11.330   $ 11.260                  $ 11.010   $ 9.910

575.TOTAL RETURNB,C                                           4.28%      12.14%                    21.35%     (.06)%

576.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 45,712   $ 37,403                  $ 26,654   $ 9,379

577.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.84%A     1.88%                     2.10%      2.10%A,F
                                                                                                  F

578.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.83%A,    1.87%G                    2.10%      2.10%A
REDUCTIONS                                                   G

579.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.79%A     6.69%                     6.53%      5.06%A

580.PORTFOLIO TURNOVER                                        139%A      119%                      193%       104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MORTGAGE SECURITIES - CLASS A
581.                                                        YEAR ENDED
                                                            JULY 31

582.SELECTED PER-SHARE DATA AND RATIOSF                     1997E

583.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

584.INCOME FROM INVESTMENT OPERATIONS

585. NET INVESTMENT INCOME                                   .268

586. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .224

587. TOTAL FROM INVESTMENT OPERATIONS                        .492

588.LESS DISTRIBUTIONS

589. FROM NET INVESTMENT INCOME                              (.272)

590.NET ASSET VALUE, END OF PERIOD                          $ 11.050

591.TOT   AL RET    URNB,C                                   4.61%

592.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,586

593.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%A,D

594.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.09%A

595.PORTFOLIO TURNOVER                                       149%

MORTGAGE SECURITIES - CLASS T
596.                                                        YEAR ENDED
                                                            JULY 31

597.SELECTED PER-SHARE DATA AND RATIOSF                     1997G

598.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

599.INCOME FROM INVESTMENT OPERATIONS

600. NET INVESTMENT INCOME                                   .255

601. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .233

602. TOTAL FROM INVESTMENT OPERATIONS                        .488

603.LESS DISTRIBUTIONS

604. FROM NET INVESTMENT INCOME                              (.268)

605.NET ASSET VALUE, END OF PERIOD                          $ 11.050

606.TOTAL RETURNB,C                                          4.57%

607.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 12,193

608.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.00%A,D

609.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.99%A

610.PORTFOLIO TURNOVER                                       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
MORTGAGE SECURITIES - CLASS B
611.                                                        YEAR ENDED
                                                            JULY 31

612.SELECTED PER-SHARE DATA AND RATIOSF                     1997D

613.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

614.INCOME FROM INVESTMENT OPERATIONS

615. NET INVESTMENT INCOME                                   .234

616. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .214

617. TOTAL FROM INVESTMENT OPERATIONS                        .448

618.LESS DISTRIBUTIONS

619. FROM NET INVESTMENT INCOME                              (.238)

620.NET ASSET VALUE, END OF PERIOD                          $ 11.040

621.TOTAL RETURNB,C                                          4.   20    %

622.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 823

623.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.65%A,E

624.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.34%A

625.PORTFOLIO TURNOVER                                       149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
GOVERNMENT INVESTMENT - CLASS A

626.                                                                                 YEAR ENDED
                                                                                     OCTOBER 31

627.SELECTED PER-SHARE DATA AND RATIOS   D                  1   997E                 1996   F

628.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490                  $ 9.250

629.INCOME FROM INVESTMENT OPERATIONS

630. NET INVESTMENT INCOME                                   .272                     .090

631. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.162)                   .241

632. TOTAL FROM INVESTMENT OPERATIONS                        .110                     .331

633.LESS DISTRIBUTIONS

634. FROM NET INVESTMENT INCOME                              (.280)                   (.091)

635.NET ASSET VALUE, END OF PERIOD                          $ 9.320                  $ 9.490

636.TOTAL RETURN   B    ,   C                                1.17%                    3.58%

637.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 623                    $ 223

638.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90   %A,G

639.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.94%   A                6.28%   A

640.PORTFOLIO TURNOVER                                       160%   A                 153%


GOVERNMENT INVESTMENT - CLASS T



641.                             YEARS ENDED OCTOBER 31

642.SELECTE
199   7E       1996         1995      1994   H     1993     1992     1991     1990     1989     1988     1987   J
D PER-SHARE
DATA AND
RATIOS

643.NET
$ 9.490        $ 9.670      $ 8.960   $ 10.140     $ 9.730  $ 9.590  $ 9.150  $ 9.310  $ 9.260  $ 9.200  $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

644.INCOME
FROM
INVESTMENT
OPERATIONS

645. NET
 .276   D       .586   D     .594      .515         .567     .666     .700     .735     .773     .769     .614
INVESTMENT
INCOME

646. NET
(.181)         (.180)       .701      (1.031)      .601     .125     .419     (.160)   .050     .060     (.800)
REALIZED AND
UNREALIZED
GAIN (LOSS)

647. TOTAL
 .095           .406         1.295     (.516)       1.168    .791     1.119    .575     .823     .829     (.186)
FROM
INVESTMENT
OPERATIONS

648.LESS
DISTRIBUTIONS

649. FROM
(.275)         (.586)       (.585)    (.504)       (.558)   (.651)   (.679)   (.735)   (.773)   (.769)   (.614)
NET
INVESTMENT
INCOME

650. FROM
--             --           --        (.130)       (.200)   --       --       --       --       --       --
NET REALIZED
GAIN

651. IN
--             --           --        (.030)       --       --       --       --       --       --       --
EXCESS OF NET
REALIZED GAIN

652. TOTAL
(.275)         (.586)       (.585)    (.664)       (.758)   (.651)   (.679)   (.735)   (.773)   (.769)   (.614)
DISTRIBUTIONS

653.NET
$ 9.310        $ 9.490      $ 9.670   $ 8.960      $ 10.140 $ 9.730  $ 9.590  $ 9.150  $ 9.310  $ 9.260  $ 9.200
ASSET VALUE,
END OF PERIOD

654.TOTAL
1.01%          4.38%        14.91%    (5.27)%      12.53%   8.49%    12.65%   6.48%    9.37%    9.34%    (1.84)%
RETURN   B    ,   C

655.NET
$ 169,077      $ 217,883    $ 208,620 $ 114,453    $ 69,876 $ 23,281 $ 13,058 $ 9,822  $ 8,203  $ 6,590  $ 4,584
ASSETS, END
OF PERIOD
(000
OMITTED)

656.RATIO OF
1.00%   A    , 1.00%        .89%      .74%         .68%     1.10%    1.10%    1.10%    1.10%    1.10%    1.29%   A,G
EXPENSES TO
   G                           G        G             G        G        G        G        G        G
AVERAGE NET
ASSETS

657.RATIO OF
1.00%   A      .99%   I     .89%      .74%         .68%     1.10%    1.10%    1.10%    1.10%    1.10%    1.29%   A
EXPENSES TO
AVERAGE NET
ASSETS
AFTER
EXPENSE
REDUCTIONS

658.RATIO OF
5.90%   A      6.19%        6.34%     6.18%        6.11%    6.98%    7.47%    8.04%    8.45%    8.30%    8.12%   A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

659.PORTFOLI
160%   A       153%         261%      313%         333%     315%     54%      31%      42%      44%      32%   A
O TURNOVER


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E SIX MONTHS ENDED APRIL 30   ,     1997 (UNAUDITED)
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J FOR THE PE   RIOD JANUARY 7, 1    987 (COMMENCEMENT OF OPERATIONS)
TO OCTOBER 31, 1987.
GOVERNMENT INVESTMENT - CLASS B



660.                                                    YEARS ENDED OCTOBER 31

661.SELECTED PER-SHARE DATA
AND RATIOS                    1997   G                  1996                     1995             1994   E

662.NET ASSET VALUE,
BEGINNING OF PERIOD           $ 9.490                   $ 9.670                  $ 8.950          $ 9.100

663.INCOME FROM INVESTMENT
OPERATIONS

664. NET INVESTMENT
INCOME                        .245   D                  .520   D                 .542             .144

665. NET REALIZED AND
UNREALIZED GAIN (LOSS)         (.179)                    (.177)                   .693             (.137)

666. TOTAL FROM INVESTMENT
OPERATIONS                     .066                      .343                     1.235            .007

667.LESS DISTRIBUTIONS

668. FROM NET INVESTMENT
INCOME                         (.246)                    (.523)                   (.515)           (.157)

669.NET ASSET VALUE, END OF
PERIOD                        $ 9.310                   $ 9.490                  $ 9.670          $ 8.950

670.TOTAL RETURN   B    ,
   C                           0.70%                     3.69%                    14.19%           0.10%

671.NET ASSETS, END OF PERIOD
(000 OMITTED)                 $ 16,990                  $ 17,355                 $ 11,766         $ 2,062

672.RATIO OF EXPENSES TO
AVERAGE NET ASSETS            1.65%   A    ,   F        1.67%   F                1.65%   F        1.70%   A    ,   F

673.RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS  5.26%   A                 5.51%                    5.58%            5.22%   A

674.PORTFOLIO TURNOVER        160%   A                  153%                     261%             313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INTERMEDIATE BOND - CLASS A

675.                                                                                 YEAR ENDED
                                                                                     NOVEMBER 30

676.SELECTED PER-SHARE DATA AND RAT   IOSI                  1997   D                 1996   H

677.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.590                 $ 10.350

678.INCOME FROM INVESTMENT OPERATIONS

679. NET INVESTMENT INCOME                                   .318                     .159

680. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.208)                   .235

681. TOTAL FROM INVESTMENT OPERATIONS                        .110                     .394

682.LESS DISTRIBUTIONS

683. FROM NET INVESTMENT INCOME                              (.320)                   (.154)

684.NET ASSET VALUE, END OF PERIOD                          $ 10.380                 $ 10.590

685.TOTAL RETURN   B    ,   C                                1.07%                    3.83%

686.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,826                  $ 687

687.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90%   A    ,   G

688.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.29%   A                6.45%   A

689.PORTFOLIO TURNOVER                                       121%   A                 200%


INTERMEDIATE BOND - CLASS T



690.                          YEARS ENDED NOVEMBER 30

691.SELECTED PER-SHARE
DATA AND RATIOS   1997   D           1996                      1995            1994   F         1993       1992   E

692.NET ASSET VALUE,
BEGINNING OF
PERIOD            $ 10.610           $ 10.760                  $ 10.260        $ 11.140         $ 10.640   $ 10.960

693.INCOME FROM
INVESTMENT
OPERATIONS

694. NET INVESTMENT
INCOME             .320   I           .671   I                  .649            .609             .785       .170

695. NET REALIZED
AND UNREALIZED
GAIN (LOSS)        (.221)             (.147)                    .491            (.876)           .511       (.320)

696. TOTAL FROM
INVESTMENT
OPERATIONS         .099               .524                      1.140           (.267)           1.296      (.150)

697.LESS DISTRIBUTIONS

698. FROM NET
INVESTMENT INCOME  (.319)             (.674)                    (.640)          (.555)           (.796)     (.170)

699. FROM RETURN OF
CAPITAL            --                 --                        --              (.058)           --         --

700. TOTAL
DISTRIBUTIONS      (.319)             (.674)                    (.640)          (.613)           (.796)     (.170)

701.NET ASSET VALUE,
END OF PERIOD     $ 10.390           $ 10.610                  $ 10.760        $ 10.260         $ 11.140   $ 10.640

702.TOTAL
RETURN   B,C      .96%               5.10%                     11.43%          (2.44)%          12.50%     (1.37)%

703.NET ASSETS, END OF
PERIOD (000 OMITTED) $ 257,   656     $ 262,103               $ 228,439       $ 141,866        $ 59,184   $ 2,583

704.RATIO OF EXPENSES TO
AVERAGE NET ASSETS .96%   A           .97%                      .94%   G        1.02%   G        1.23%      .82%   A

705.RATIO OF EXPENSES TO
AVERAGE NET ASSETS
AFTER              .96%   A           .96%   I                  .94%            1.02%            1.23%      .82%   A
EXPENSE REDUCTIONS

706.RATIO OF NET
INVESTMENT INCOME
TO AVERAGE NET
ASSETS             6.18%   A          6.38%                     6.20%           6.04%            6.81%      7.67%   A

707.PORTFOLIO
TURNOVER           121%   A           200%                      189%            68%              59%        7%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D    SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. INTERMEDIATE BOND - CLASS B



708.                                                         YEARS ENDED NOVEMBER 30

709.SELECTED PER-SHARE DATA
AND RATIOS                         1997   G                  1996                      1995       1994   E

710.NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 10.590                  $ 10.750                  $ 10.250   $ 10.430

711.INCOME FROM INVESTMENT OPERATIONS

712. NET INVESTMENT INCOME         .283   D                  .597   D                  .579       .204

713. NET REALIZED AND UNREALIZED
GAIN (LOSS)                         (.211)                    (.153)                    .483       (.178)

714. TOTAL FROM INVESTMENT
OPERATIONS                          .072                      .444                      1.062      .026

715.LESS DISTRIBUTIONS

716. FROM NET INVESTMENT INCOME     (.282)                    (.604)                    (.562)     (.187)

717. FROM RETURN OF CAPITAL         --                        --                        --         (.019)

718. TOTAL DISTRIBUTIONS            (.282)                    (.604)                    (.562)     (.206)

719.NET ASSET VALUE, END OF PERIOD  $ 10.380                 $ 10.590                  $ 10.750   $ 10.250

720.TOTAL RETURN   B    ,   C       .70%                      4.32%                     10.62%     .24%

721.NET ASSETS, END OF PERIOD (000
OMITTED)                           $ 19,446                  $ 18,972                  $ 15,830   $ 3,156

722.RATIO OF EXPENSES TO AVERAGE
NET ASSETS                         1.65%   A    ,   F        1.66%                     1.70%      1.65%   A    ,   F
                                                                F                         F

723.RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS               5.48%   A                 5.69%                     5.44%      5.42%   A

724.PORTFOLIO TURNOVER              121%   A                  200%                      189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
SHORT        FIXED   -    INCOME - CLASS A

725.                                                                                 YEAR ENDED
                                                                                     OCTOBER 31

726.SELECTED PER-SHARE DATA    AND     RATIOS   D           1997   E                 1996   F

727.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370                  $ 9.290

728.INCOME FROM INVESTMENT OPERATIONS

729. NET INVESTMENT INCOME                                   .276                     .090

730. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.110)                   .081

731. TOTAL FROM INVESTMENT OPERATIONS                        .166                     .171

732.LESS DISTRIBUTIONS

733. FROM NET INVESTMENT INCOME                              (.286)                   (.091)

734.NET ASSET VALUE, END OF PERIOD                          $ 9.250                  $ 9.370

735.TOTAL RETURN   B    ,   C                                1.80%                    1.85%

736.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 693                    $ 204

737.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90%   A    ,   G

738.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.03%   A                6.27%   A

739.PORTFOLIO TURNOVER                                       107%   A                 124%


SHORT FIXED-INCOME    - CLASS     T



740.                                       YEARS ENDED OCTOBER 31

741.SELECTE
1997   E     1996         1995      1994   H     1993      1992         1991     1990      1989     1988        1987   I
D PER-SHARE
DATA AND
RATIOS

742.NET
$ 9.380      $ 9.470      $ 9.480   $ 10.090     $ 9.950   $ 9.870      $ 9.620  $ 9.950   $ 9.940  $ 10.060     $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

743.INCOME
FROM
INVESTMENT
OPERATIONS

744. NET
 .288   D     .594   D     .403      .479         .732      .830         .848     .868      .832     .852         .101
INVESTMENT
INCOME

745. NET
(.092)       (.094)       .148      (.501)       .146      .071         .270     (.330)    .010     (.120)       .060
REALIZED AND
UNREALIZED
GAIN (LOSS)

746. TOTAL
 .196         .500         .551      (.022)       .878      .901         1.118    .538      .842     .732         .161
FROM
INVESTMENT
OPERATIONS

747.LESS
DISTRIBUTIONS

748. FROM
(.286)       (.590)       (.407)    (.464)       (.738)    (.821)       (.868)   (.868)    (.832)   (.852)       (.101)
NET
INVESTMENT
INCOME

749. IN
--           --           --        (.044)       --        --           --       --        --       --            --
EXCESS OF NET
INVESTMENT
INCOME

750.    FROM
--           --           (.154)    (.080)       --        --           --       --        --       --            --
   R    ETURN OF
CAPITAL

751. TOTAL
(.286)       (.590)       (.561)    (.588)       (.738)    (.821)       (.868)   (.868)    (.832)   (.852)       (.101)
DISTRIBUTIONS

752.NET
$ 9.290      $ 9.380      $ 9.470   $ 9.480      $ 10.090  $ 9.950      $ 9.870  $ 9.620   $ 9.950  $ 9.940      $ 10.060
ASSET VALUE,
END OF PERIOD

753.TOTAL
2.12%        5.45%        6.05%     (.22)%       9.13%     9.44%        12.19%   5.59%     8.89%    7.56%        1.61%
RETURN   B    ,   C

754.NET
$ 372,238    $ 416,700    $ 546,546 $ 787,926    $ 654,202 $ 170,558    $ 25,244 $ 13,062  $ 12,394 $ 13,433     $ 3,252
ASSETS, END
OF PERIOD
(000
OMITTED)

755.RATIO OF
 .89%         .88%         .89%      .97%         .95%      .90%   G     .90%   G .90%G     .90%   G .90%G      .90%   A    ,
EXPENSES TO
   A                                                                                                              G
AVERAGE NET
ASSETS

756.RATIO OF
6.22%        6.29%        6.05%     5.91%        6.77%     7.59%        8.50%    8.86%     8.45%    8.39%      7.65%   A
NET
   A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

757.PORTFOLI
107%         124%         179%      108%         58%       57%          127%     144%      157%     178%       119%   A
O TURNOVER
   A



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E    SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I    FOR THE PERIOD     SEPTEMBER 16, 1987 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1987.
HIGH INCOME MUNICIPAL - CLASS A

758.                                                                 YEAR ENDED
                                                                     OCTOBER 31

759.SELECTED PER-SHARE DATA AND RATIOSF                   1997E      1996H

760.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740   $ 11.630

761.INCOME FROM INVESTMENT OPERATIONS

762. NET INTEREST INCOME                                   .298       .105G

763. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.011)     .109

764. TOTAL FROM INVESTMENT OPERATIONS                      .287       .214

765.LESS DISTRIBUTIONS

766. FROM NET INTEREST INCOME                              (.325)G    (.104)

767. IN EXCESS OF NET INTEREST INCOME                      (.002)I    --

768. TOTAL DISTRIBUTIONS                                   (.327)     (.104)

769.NET ASSET VALUE, END OF PERIOD                        $ 11.700   $ 11.740

770.TOTAL RETURNB,C                                        2.46%      1.84%

771.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,611    $ 202

772.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,     .90%A,
                                                          D          D

773.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.21%A     5.73%A

774.PORTFOLIO TURNOVER                                     44%A       49%


HIGH INCOME MUNICIPAL - CLASS T



775.                         YEARS ENDED OCTOBER 31

776.SELECTE
1997E     1996       1995        1994J       1993        1992        1991       1990       1989       1988       1987K
D PER-SHARE
DATA AND
RATIOS

777.NET
$ 11.760  $ 11.880   $ 11.220    $ 12.720    $ 11.650    $ 11.410    $ 10.870   $ 10.820   $ 10.460   $ 9.850    $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

778.INCOME
FROM
INVESTMENT
OPERATIONS

779. NET
 .304F     .677F,G     .700        .689        .710        .774        .803       .811       .800       .750       .092
INTEREST
INCOME

780. NET
(.041)    (.136)      .660        (1.430)     1.100       .250        .660       .150       .410       .610       (.150)
REALIZED AND
UNREALIZED
GAIN (LOSS)

781. TOTAL
 .263      .541        1.360       (.741)      1.810       1.024       1.463      .961       1.210      1.360      (.058)
FROM
INVESTMENT
OPERATIONS

782.LESS
DISTRIBUTIONS

783. FROM
(.321)G   (.661)      (.700)      (.689)      (.710)      (.774)      (.803)     (.811)     (.800)     (.750)     (.092)
NET INTEREST
INCOME

784. FROM
--        --          --          (.060)      (.030)      (.010)      (.120)     (.100)     (.050)     --         --
NET REALIZED
GAIN

785. IN
(.002)I   --          --          --          --          --          --         --         --         --         --
EXCESS OF NET
INTEREST
INCOME

786. IN
--        --          --          (.010)      --          --          --         --         --         --         --
EXCESS OF NET
REALIZED GAIN

787. TOTAL
(.323)    (.661)      (.700)      (.759)      (.740)      (.784)      (.923)     (.911)     (.850)     (.750)     (.092)
DISTRIBUTIONS

788.NET
$ 11.700  $ 11.760   $ 11.880    $ 11.220    $ 12.720    $ 11.650    $ 11.410   $ 10.870   $ 10.820   $ 10.460   $ 9.850
ASSET VALUE,
END OF PERIOD

789.TOTAL
2.26%     4.68%       12.50%      (6.03)%     15.95%      9.21%       14.02%     9.28%      12.05%     14.22%     (.58)%
RETURNB,C

790.NET
$ 413,225 $ 480,432  $ 565,131   $ 544,422   $ 497,575   $ 156,659   $ 67,135   $ 22,702   $ 6,669    $ 3,290    $ 1,275
ASSETS, END
OF PERIOD
(000
OMITTED)

791.RATIO OF
 .89%      .89%        .91%        .89%        .92%        .90%D       .90%D      .90%D      .90%D      .89%D      .80%A,
EXPENSES TO
A                                                                                                                 D
AVERAGE NET
ASSETS

792.RATIO OF
5.21%     5.74%       6.06%       5.78%       5.59%       6.59%       7.08%      7.37%      7.60%      7.33%      7.24%A
NET INTEREST
A
INCOME TO
AVERAGE NET
ASSETS

793.PORTFOLI
44%       49%         37%         38%         27%         13%         10%        11%        27%        19%        0%
O TURNOVER
A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
K FOR THE PERIOD SEPTEMBER 16, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
HIGH INCOME MUNICIPAL - CLASS B

794.                                                                 YEARS ENDED OCTOBER 31

795.SELECTED PER-SHARE DATA AND RATIOS                    1997I      1996                     1995       1994G

796.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740   $ 11.860                 $ 11.210   $ 11.610

797.INCOME FROM INVESTMENT OPERATIONS

798. NET INTEREST INCOME                                   .263E      .596E,F                  .612       .188

799. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.044)     (.136)                   .650       (.400)

800. TOTAL FROM INVESTMENT OPERATIONS                      .219       .460                     1.262      (.212)

801.LESS DISTRIBUTIONS

802. FROM NET INTEREST INCOME                              (.287)F    (.580)                   (.612)     (.188)

803. IN EXCESS OF NET INTEREST INCOME                      (.002)H    --                       --         --

804. TOTAL DISTRIBUTIONS                                   (.289)     (.580)                   (.612)     (.188)

805.NET ASSET VALUE, END OF PERIOD                        $ 11.670   $ 11.740                 $ 11.860   $ 11.210

806.TOTAL RETURNB,C                                        1.87%      3.98%                    11.57%     (1.86)%

807.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 39,396   $ 39,389                 $ 32,395   $ 9,968

808.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.58%A     1.57%                    1.86%D     2.09%A

809.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.53%A     5.06%                    5.18%      4.58%A

810.PORTFOLIO TURNOVER                                     44%A       49%                      37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
MUNICIPAL BOND - CLASS A
811.

812.SELECTED PER-SHARE DATA AND RATIOS                    1997G

813.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.200

814.INCOME FROM INVESTMENT OPERATIONS

815. NET INTEREST INCOME                                   .123

816. NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

817. TOTAL FROM INVESTMENT OPERATIONS                      .163

818.LESS DISTRIBUTIONS

819. FROM NET INTEREST INCOME                              (.123)

820.NET ASSET VALUE, END OF PERIOD                        $ 8.240

821.TOTAL RETURNB,C                                        2.01%

822.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 509

823.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,
                                                          D

824.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.57%A

825.PORTFOLIO TURNOVER                                     34%A

MUNICIPAL BOND - CLASS T

826.                                                                     YEAR ENDED
                                                                         DECEMBER 31

827.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996F

828.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 8.190     $ 7.990

829.INCOME FROM INVESTMENT OPERATIONS

830. NET INTEREST INCOME                                      .182        .185

831. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .040        .200

832. TOTAL FROM INVESTMENT OPERATIONS                         .222        .385

833.LESS DISTRIBUTIONS

834. FROM NET INTEREST INCOME                                 (.182)      (.185)

835.NET ASSET VALUE, END OF PERIOD                           $ 8.230     $ 8.190

836.TOTAL RETURNB,C                                           2.75%       4.86%

837.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 2,694     $ 3,878

838.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.00%A,D    1.00%A,
                                                                         D

839.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .92%A,E     1.00%A
REDUCTIONS

840.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.48%A      4.40%A

841.PORTFOLIO TURNOVER                                        34%A        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JUNE 30, 1997 (UNAUDITED).
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MUNICIPAL BOND - CLASS B

842.                                                                 YEAR ENDED
                                                                     DECEMBER 31

843.SELECTED PER-SHARE DATA AND RATIOS                    1997F      1996E

844.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.190    $ 7.990

845.INCOME FROM INVESTMENT OPERATIONS

846. NET INTEREST INCOME                                   .158       .160

847. NET REALIZED AND UNREALIZED GAIN (LOSS)               .050       .200

848. TOTAL FROM INVESTMENT OPERATIONS                      .208       .360

849.LESS DISTRIBUTIONS

850. FROM NET INTEREST INCOME                              (.158)     (.160)

851.NET ASSET VALUE, END OF PERIOD                        $ 8.240    $ 8.190

852.TOTAL RETURNB,C                                        2.57%      4.54%

853.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,146    $ 259

854.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.65%A,    1.65%A,
                                                          D          D

855.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.91%A     3.91%A

856.PORTFOLIO TURNOVER                                     34%A       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INTERMEDIATE MUNICIPAL - CLASS A

857.                                                                               YEAR ENDED
                                                                                   NOVEMBER 30

858.SELECTED PER-SHARE DATA AND RATIOS                           1   997F          1996   G

859.NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.410          $ 10.160

860.INCOME FROM INVESTMENT OPERATIONS

861. NET INTEREST INCOME                                          .230              .113

862. NET REALIZED AND UNREALIZED GAIN (LOSS)                      (.089)            .250

863. TOTAL FROM INVESTMENT OPERATIONS                             .141              .363

864.LESS DISTRIBUTIONS

865. FROM NET INTEREST INCOME                                     (.230)            (.113)

866. FROM NET REALIZED GAIN                                       (.001)            --

867. TOTAL DISTRIBUTIONS                                          (.231)            (.113)

868.NET ASSET VALUE, END OF PERIOD                               $ 10.320          $ 10.410

869.TOTAL RETURN   B    ,   C                                     1.38%             3.59%

870.NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 344             $ 103

   871.RATIO OF EXPENSES TO AVERAGE NET ASSETS                       .90%A,E           .90%A,
                                                                                      E

   872.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS            4.47%A            4.60%A

   873.PORTFOLIO TURNOVER                                            21%A              35%


INTERMEDIATE MUNICIPAL - CLASS T



874.                     YEARS ENDED NOVEMBER 30

875.SELECTED PER-SHARE DATA AND
RATIOS   1997   F           1996                      1995            1994   D        1993               19    92   H

876.NET ASSET VALUE, BEGINNING OF
PERIOD   $ 10.410           $ 10.380                  $ 9.400         $ 10.460        $ 11.080        $ 11.010

877.INCOME FROM INVESTMENT OPERATIONS

878. NET INTEREST
INCOME   .225               .461                      .451            .455            .508            .131

879. NET REALIZED AND UNREALIZED GAIN
(LOSS)    (.079)             .030                      .980            (1.040)         .260            .070

880. TOTAL FROM INVESTMENT OPERA
TIONS     .146               .491                      1.431           (.585)          .768            .201

881.LESS DISTRIBUTIONS

882. FROM NET INTEREST
INCOME    (.225)             (.461)                    (.451)          (.455)          (.508)          (.131)

883. FROM NET REALIZED
GAIN      (.001)             --                        --              --              (.880)          --

884. IN EXCESS OF NET REALIZED
GAIN      --                 --                        --              (.020)          --              --

885. TOTAL DISTRIBU
TIONS     (.226)             (.461)                    (.451)          (.475)          (1.388)         (.131)

886.NET ASSET VALUE, END OF
PERIOD   $ 10.330           $ 10.410                  $ 10.380        $ 9.400         $ 10.460        $ 11.080

887.TOTAL RETURN
   B,C     1.43%            4.89%                     15.49%          (5.78)%         7.72%           1.37%

888.NET ASSETS, END OF PERIOD (000
OMITTED) $ 49,852           $ 56,729                  $ 62,852        $ 57,382        $ 39,800        $ 1,752

   889.RATIO OF EXPENSES TO AVERAGE NET
ASSETS        1.00%A,E          1.00%E                    .94%E           .90%E           .90%E           1.04%A,E

   890.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS        4.38%A            4.42%                     4.56%           4.49%           4.76%           5.65%A

   891.PORTFOLIO TURN
OVER          21%A              35%                       53%             53%             46%             36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FOR THE PERIOD SEPTEMBER 10, 1992 (COMENC   EMENT OF SALE OF CLASS T
SHARES)     TO NOVEMBER 30, 1992.
INTERMEDIATE MUNICIPAL - CLASS B



892.                                                         YEARS ENDED NOVEMBER 30

893.SELECTED PER-SHARE DATA AND RATIOS       19    97   D       1996                      1995            1994   E

894.NET ASSET VALUE, BEGINNING OF PERIOD  $ 10.410              $ 10.380                  $ 9.400         $ 9.890

895.INCOME FROM INVESTMENT OPERATIONS

896. NET INTEREST INCOME                   .193                  .394                      .373            .155

897. NET REALIZED AND UNREALIZED GAIN
(LOSS)                                     (.089)                .030                      .980            (.490)

898. TOTAL FROM INVESTMENT OPERATIONS      .104                  .424                      1.353           (.335)

899.LESS DISTRIBUTIONS

900. FROM NET INTEREST INCOME              (.193)                (.394)                    (.373)          (.155)

901. FROM NET REALIZED GAIN                (.001)                --                        --              --

902. TOTAL DISTRIBUTIONS                   (.194)                (.394)                    (.373)          (.155)

903.NET ASSET VALUE, END OF PERIOD        $ 10.320              $ 10.410                  $ 10.380        $ 9.400

904.TOTAL RETURN   B    ,   C              1.01%                 4.21%                     14.60%          (3.44)%

905.NET ASSETS, END OF PERIOD (000 OMITTED) $ 7,349             $ 7,445                   $ 6,226         $ 1,682

   906.RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                        1.65%A,F              1.66%                     1.68%           1.65%A,
                                                                   F                         F               F

   907.RATIO OF NET INTEREST INCOME TO
AVERAGE NET ASSETS                            3.75%A                3.76%                     3.71%           3.74%A

   908.PORTFOLIO TURNOVER                     21%A                  35%                       53%             53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

SHORT   -    INTERMEDIATE MUNICIPAL INCOME - CLASS A

909.                                                                 YEAR ENDED
                                                                     NOVEMBER 30

910.SELECTED PER-SHARE DATA AND RATIOS                    1997H      1996D

911.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

912.INCOME FROM INVESTMENT OPERATIONS

913. NET INTEREST INCOME                                   .202       .100

914. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.070)     .110

915. TOTAL FROM INVESTMENT OPERATIONS                      .132       .210

916.LESS DISTRIBUTIONS

917. FROM NET INTEREST INCOME                              (.202)     (.100)

918. FROM NET REALIZED GAIN                                (.030)     --

919. TOTAL DISTRIBUTIONS                                   (.232)     (.100)

920.NET ASSET VALUE, END OF PERIOD                        $ 10.110   $ 10.210

921.TOTAL RETURNB,C                                        1.32%      2.09%

922.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 159      $ 186

923.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,F    .90%A,F

924.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.02%A     4.06%A

925.PORTFOLIO TURNOVER                                     35%A       62%


SHORT-INTERMEDIATE MUNICIP   AL     INCOME - CLASS T

926.                                                                  YEARS ENDED NOVEMBER 30

927.SELECTED PER-SHARE DATA AND RATIOS              1997H             1996                      1995       1994E

928.NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.210          $ 10.240                  $ 9.770    $ 10.000

929.INCOME FROM INVESTMENT OPERATIONS

930. NET INTEREST INCOME                            .202              .404                      .430       .259

931. NET REALIZED AND UNREALIZED GAIN (LOSS)         (.070)               .000                   .470       (.230)

932. TOTAL FROM INVESTMENT OPERATIONS                .132              .404                      .900       .029

933.LESS DISTRIBUTIONS

934. FROM NET INTEREST INCOME                        (.202)            (.404)                    (.430)     (.259)

935. FROM NET REALIZED GAIN                          (.030)            (.030)                    --         --

936. TOTAL DISTRIBUTIONS                             (.232)            (.434)                    (.430)     (.259)

937.NET ASSET VALUE, END OF PERIOD                  $ 10.110          $ 10.210                  $ 10.240   $ 9.770

938.TOTAL RETURNB,C                                  1.31%             4.06%                     9.38%      .27%

939.NET ASSETS, END OF PERIOD (000 OMITTED)         $ 24,327          $ 29,887                  $ 29,274   $ 16,563

940.RATIO OF EXPENSES TO AVERAGE NET ASSETS         .90%A   ,F        .90%F                     .82%F      .75%A   ,
                                                                                                             F

941.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE                                              .90%A             .89%G                     .82%       .75%A
REDUCTIONS

942.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS                                               4.01%A            3.97%                     4.25%      3.74%A

943.PORTFOLIO TURNOVER                               35%A              62%                       80%        111%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - CLASS A

944.                                                                    YEAR ENDED
                                                                        OCTOBER 31

945.SELECTED PER-SHARE DATA AND RATIOS                       1997H      1996F

946.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.930    $ 9.750

947.INCOME FROM INVESTMENT OPERATIONS

948. NET INTEREST INCOME                                      .211       .066

949. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.070)     .180

950. TOTAL FROM INVESTMENT OPERATIONS                         .141       .246

951.LESS DISTRIBUTIONS

952. FROM NET INTEREST INCOME                                 (.211)     (.066)

953.NET ASSET VALUE, END OF PERIOD                           $ 9.860    $ 9.930

954.TOTAL RETURNB,C                                           1.41%      2.53%

955.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 137      $ 102

956.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .90%A,D    .90%A,D

957.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .89%A,E    .90%A
REDUCTIONS

958.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.27%A     3.98%A

959.PORTFOLIO TURNOVER                                        13%A       21%A


CALIFORNIA MUNICIPAL INCOME - CLASS T

960.                                                                  YEAR ENDED
                                                                      OCTOBER 31

961.SELECTED PER-SHARE DATA AND RATIOS                    1997H       1996G

962.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.920     $ 10.000

963.INCOME FROM INVESTMENT OPERATIONS

964. NET INTEREST INCOME                                   .206        .261

965. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.050)      (.080)

966. TOTAL FROM INVESTMENT OPERATIONS                      .156        .181

967.LESS DISTRIBUTIONS

968. FROM NET INTEREST INCOME                              (.206)      (.261)

969.NET ASSET VALUE, END OF PERIOD                        $ 9.870     $ 9.920

970.TOTAL RETURNB,C                                        1.46%       1.99%

971.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 2,279     $ 2,244

972.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.00%A,D    1.00%A,D

973.RATIO OF EXPENSES TO AVERAGE NET ASSETS  AFTER         .99%A,E     .87%A,E
EXPENSE REDUCTIONS

974.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.21%A      3.92%A

975.PORTFOLIO TURNOVER                                     13%A        21%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - CLASS B

976.                                                                     YEARS ENDED
                                                                         OCTOBER 31

977.SELECTED PER-SHARE DATA AND RATIOS                       1997F       1996G

978.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.900     $ 10.000

979.INCOME FROM INVESTMENT OPERATIONS

980. NET INTEREST INCOME                                      .174        .229

981. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.060)      (.100)

982. TOTAL FROM INVESTMENT OPERATIONS                         .114        .129

983.LESS DISTRIBUTIONS

984. FROM NET INTEREST INCOME                                 (.174)      (.229)

985.NET ASSET VALUE, END OF PERIOD                           $ 9.840     $ 9.900

986.TOTAL RETURNB,C                                           1.14%       1.35%

987.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 676       $ 646

988.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%A,     1.65%A,
                                                             D           D

989.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.64%A,E    1.62%A,
REDUCTIONS                                                               E

990.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.64%A      3.38%A

991.PORTFOLIO TURNOVER                                        13%A        21%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NEW YORK MUNICIPAL INCOME - CLASS A

992.                                                                                YEAR ENDED
                                                                                    OCTOBER 31

993.SELECTED PER-SHARE DATA AND RATIOS                     1997   H                 1996   F

994.NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.490                 $ 10.290

995.INCOME FROM INVESTMENT OPERATIONS

996. NET INTEREST INCOME                                    .231                     .072

997. NET REALIZED AND UNREALIZED GAIN (LOSS)                (.070)                   .200

998. TOTAL FROM INVESTMENT OPERATIONS                       .161                     .272

999.LESS DISTRIBUTIONS

1000. FROM NET INTEREST INCOME                              (.231)                   (.072)

1001. FROM NET REALIZED GAIN                                (.060)                   --

1002. TOTAL DISTRIBUTIONS                                   (.291)                   (.072)

1003.NET ASSET VALUE, END OF PERIOD                        $ 10.360                 $ 10.490

1004.TOTAL RETURN   B    ,   C                              1.54%                    2.65%

1005.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 201                    $ 102

1006.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%   A    ,            .90%   A    ,   D
                                                              D

1007.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .89%   A    ,   E        .90%   A
EXPENSE REDUCTIONS

1008.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.35%   A                4.43%   A

1009.PORTFOLIO TURNOVER                                     18%   A                  17%


NEW YORK MUNICIPAL INCOME - CLASS T



1010.                                                                   YEARS ENDED OCTOBER 31

1011.SELECTED PER-SHARE DATA AND RATIOS        1997   H                  1996                     1995   G

1012.NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.480                  $ 10.400                 $ 10   .000

1013.INCOME FROM INVESTMENT OPERATIONS

1014. NET INTE   RES    T INCOME               .226                      .444                     .084

1015. NET REALIZED AND UNREALIZED GAIN (LOSS)  (.060)                    .080                     .400

1016. TOTAL FROM INVESTMENT OPERATIONS          .166                      .524                     .484

1017.LESS DISTRIBUTIONS

1018. FROM N   ET INTEREST INCOME               (.226)                    (.444)                   (.084)

1019. FROM NET REALIZED GAIN                    (.060)                    --                       --

1020. TOTAL DISTRIBUTIONS                       (.286)                    (.444)                   (.084)

1021.NET ASSET VALUE, END OF PERIOD            $ 10.360                  $ 10.480                 $ 10.400

1022.TOTAL RETURN   B    ,   C                  1.59%                     5.15%                    4.85%

1023.NET ASSETS, END OF PERIOD (000 OMITTED)   $ 4,229                   $ 4,125                  $ 2,033

1024.RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.00%   A    ,   D        1.00%   D                1.00%   A    ,   D

1025.RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER                                           .99%   A    ,   E         .97%   E                 1.00%   A
EXPENSE REDUCTIONS

1026.RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                                      4.29%   A                 4.30%                    4.16%   A

1027.PORTFOLIO TURNOVER                         18%   A                   17%                      0%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
NEW YORK MUNICIPAL INCOME - CLASS B



1028.                                                                    YEARS ENDED OCTOBER 31

1029.SELECTED PER-SHARE DATA AND RATIOS        1997   G                  1996                     1995   F

1030.NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.470                  $ 10.390                 $ 10   .    000

1031.INCOME FROM INVESTMENT OPERATIONS

1032. NET IN   TEREST     INCOME                .192                      .375                     .074

1033. NET REALIZED AND UNREALIZED GAIN (LOSS)   (.050)                    .080                     .390

1034. TOTAL FROM INVESTMENT OPERATIONS          .142                      .455                     .464

1035.LESS DISTRIBUTIONS

1036. FROM NET IN   TEREST     INCOME           (.192)                    (.375)                   (.074)

1037. FROM NET REALIZED GAIN                    (.060)                    --                       --

1038. TOTAL DISTRIBUTIONS                       (.252)                    (.375)                   (.074)

1039.NET ASSET VALUE, END OF PERIOD            $ 10.360                  $ 10.470                 $ 10.390

1040.TOTAL RETURN   B    ,   C                  1.36%                     4.46%                    4.65%

1041.NET ASSETS, END OF PERIOD (000 OMITTED)   $ 2,677                   $ 2,445                  $ 1,161

1042.RATIO OF EXPENSES TO AVERAGE NET ASSETS   1.65%   A    ,   D        1.66%   D                1.75%   A    ,   D

1043.RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER                                          1.64%   A    ,   E        1.62%   E                1.75%   A
EXPENSE REDUCTIONS

1044.RATIO OF NET IN   TEREST     INCOME TO
AVERAGE NET ASSETS                              3.63%   A                 3.62%                    3.52%   A

1045.PORTFOLIO TURNOVER                         18%   A                   17%                      0%


A ANNUALIZED
B THE TOTAL RETURN   S     WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE    CONTINGENT DEFERRED     SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
G SIX    M    ONTHS ENDED APRIL 30, 1997 (UNAUDITED)
KEY FACTS


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Growth Opportunities, Balanced, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal
Income, and New York Municipal Income   ,     the fiscal year runs
from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal
Income   ,     the fiscal year runs from December 1 to November 30.
For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December 31. For Mortgage Securities the fiscal year runs from August 1 to July 31. The tables below show the performance of each class of each fund (except Mortgage Securities) over past fiscal periods ended April 30, 1997, May 31,
1997,    or     June 30, 1997, as indicated. The performance of each
class of Mortgage Securities over past fiscal years is shown in the tables below. The charts in Appendix B, beginning on page , present calendar year performance for each class compared to different measures, including a competitive funds average.

EQUITY FUNDS - CLASS A




                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A              0.00%
   ANT
   GROWTH -
   CLASS A [C]

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A              -5.75%
   ANT
   GROWTH -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   MID CAP -           9.91%         N/A           18.22%        5.87%         9.91%         N/A              23.87%
   CLASS A [C]

   MID CAP -           3.59%         N/A           12.87%        -0.21%        3.59%         N/A              16.75%
   CLASS A
   (LOAD ADJ.)
   [A][C]

   EQUITY              14.73%        18.31%        18.87%        6.43%         14.73%        131.81%          463.19%
   GROWTH -
   CLASS A[C]

   EQUITY              8.13%         16.92%        18.17%        0.31%         8.13%         118.48%          430.81%
   GROWTH -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   GROWTH              20.37%        17.39%        20.74%        10.65%        20.37%        122.88%          494.57%
   OPPORTUNIT
   IES - CLASS
   A[B]

   GROWTH              13.45%        16.00%        19.99%        4.28%         13.45%        110.07%          460.38%
   OPPORTUNIT
   IES - CLASS
   A
   (LOAD
   ADJ.)[A][B]

   STRATEGIC           14.60%        13.80%        11.79%        12.88%        14.60%        90.85%           204.89%
   OPPORTUNIT
   IES - CLASS
   A [D]

   STRATEGIC           8.01%         12.46%        11.13%        6.39%         8.01%         79.87%           187.36%
   OPPORTUNIT
   IES - CLASS
   A
   (LOAD ADJ.)
   [A][D]

   LARGE CAP           21.73%        N/A           19.71%        6.40%         21.73%        N/A              25.87%
   - CLASS A
   [C]

   LARGE CAP           14.73%        N/A           14.29%        0.28%         14.73%        N/A              18.63%
   - CLASS A
   (LOAD ADJ.)
   [A][C]

   GROWTH &            N/A           N/A           N/A           N/A           N/A           N/A              9.21%
   INCOME -
   CLASS A [C]

   GROWTH &            N/A           N/A           N/A           N/A           N/A           N/A              2.93%
   INCOME -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   EQUITY              19.51%        17.63%        12.96%        9.02%         19.51%        125.20%          238.28%
   INCOME -
   CLASS A [C]

   EQUITY              12.64%        16.24%        12.29%        2.75%         12.64%        112.25%          218.83%
   INCOME -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   BALANCED            16.25%        9.39%         11.17%        9.26%         16.25%        56.67%           188.38%
   - CLASS
   A[B]

   BALANCED            9.57%         8.11%         10.52%        2.97%         9.57%         47.66%           171.80%
   - CLASS A
   (LOAD
   ADJ.)[A][B]

TAXABLE BOND FUNDS
- CLASS A

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH
YIELD                9.42%          11.94%        13.24%        3.28%         9.42%         75.78%         246.74%
   - CLASS
   A[B]

   HIGH YIELD        4.22%          10.86%        12.69%        -1.63%        4.22%         67.43%         230.29%
   - CLASS A
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.73%         N/A           14.67%        4.49%         13.73%          N/A             44.08%
   INCOME -
   CLASS A [D]

   STRATEGIC         8.33%          N/A           12.60%        -0.48%        8.33%           N/A             37.23%
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][D]

   MORTGAGE          10.25%         7.65%         8.80%         N/A           10.25%          44.60%          132.33%
   SECURITIES
   - CLASS
   A[E]

   MORTGAGE          5.01%          6.61%         8.27%         N/A           5.01%           37.73%          121.29%
   SECURITIES -
   CLASS A
   (LOAD ADJ.)
   [A][E]

   GOVERNME          5.87%          6.43%         7.42%         1.17%         5.87%           36.53%          104.61%
   NT
   INVESTMENT
   - CLASS A
   [B]

   GOVERNMEN         0.84%          5.40%         6.90%         -3.64%        0.84%           30.05%          94.89%
   T
   INVESTMENT
   - CLASS A
   (LOAD ADJ.)
   [A][B]

   INTERMEDIA        6.36%          6.29%         7.91%         1.07%         6.36%           35.69%          114.06%
   TE BOND -
   CLASS A [C]

   INTERMED
IATE                 2.37%          5.48%         7.50%         2.72%         2.37%           30.60%          106.03%
   BOND -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   SHORT             5.32%          5.24%         6.95%         1.80%         5.32%           29.09%          90.96%
   FIXED-INCO
   ME - CLASS
   A [B]

   SHORT             3.74%          4.92%         6.78%         0.27%         3.74%           27.16%          88.10%
   FIXED-INCO
   ME - CLASS
   A
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS A


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH              6.36%          6.49%         8.89%         2.46%         6.36%         36.94%          127.09%
   INCOME
   MUNICIPAL
   - CLASS A
   [B]

   HIGH              1.31%          5.46%         8.34%         -2.41%        1.31%         30.43%          116.31%
   INCOME
   MUNICIPAL
   - CLASS A
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.76%          6.45%         7.84%         2.89%         7.76%         36.67%         112.73%
   BOND -
   CLASS A [D]

   MUNICIPAL         2.64%          5.42%         7.32%         -1.99%        2.64%         30.17%         102.63%
   BOND -
   CLASS A
   (LOAD
   ADJ.)[A] [D]

   INTERMEDIA        6.66%          5.49%         6.52%         1.38%         6.66%         30.65%         87.99%
   TE
   MUNICIPAL
   INCOME -
   CLASS A [C]

   INTERMEDIA        2.66%          4.69%         6.11%         -2.42%        2.66%         25.75%         80.94%
   TE
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][C]

   SHORT-
INTER                4.67%          N/A           4.62%         1.32%         4.67%         N/A           15.61%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS A [C]

   SHORT-
INTER                3.10%          N/A           4.13%         -0.20%        3.10%         N/A            13.88%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS A



                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   CALIFORNIA        6.24%          N/A           2.85%         1.41%         6.24%         N/A             3.41%
   MUNICIPAL
   INCOME -
   CLASS A [B]

   CALIFORNIA        1.20%          N/A           -1.26%        -3.40%        1.20%         N/A             -1.50%
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][B]

   NEW YORK          6.07%          N/A           6.93%         1.54%         6.07%         N/A             12.03%
   MUNICIPAL
   INCOME -
   CLASS A [B]

   NEW YORK          1.03%          N/A           3.90%         -3.28%        1.03%         N/A             6.71%
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][B]



EQUITY FUNDS - CLASS T

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A             N/A          N/A           N/A           N/A           N/A              -0.10%
   ANT
   GROWTH -
   CLASS T[C]

   TECHNOQU          N/A             N/A          N/A           N/A           N/A           N/A              -3.60%
   ANT
   GROWTH -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   MID CAP -         9.98%           N/A          18.28%        5.94%         9.98%         N/A              23.95%
   CLASS T[C]

   MID CAP -         6.13%           N/A          15.03%        2.23%         6.13%         N/A              19.61%
   CLASS T
   (LOAD ADJ.)
   [A][C]

   EQUITY            14.86%         18.34%        18.88%        6.53%         14.86%        132.07%          463.83%
   GROWTH -
   CLASS T [C]

   EQUITY            10.84%         17.50%        18.46%        2.80%         10.84%        123.95%          444.10%
   GROWTH -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.35%         17.38%        20.74%        10.56%        20.35%        122.84%          494.45%
   OPPORTUNIT
   IES - CLASS
   T [B]

   GROWTH            16.14%         16.55%        20.29%        6.69%         16.14%        115.04%          473.64%
   OPPORTUNIT
   IES - CLASS
   T
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         14.67%         13.81%        11.80%        12.96%        14.67%        90.97%           205.08%
   OPPORTUNIT
   IES - CLASS
   T [D]

   STRATEGIC         10.66%         13.00%        11.40%        9.01%         10.66%        84.28%           194.40%
   OPPORTUNIT
   IES - CLASS
   T
   (LOAD ADJ.)
   [A][D]

   LARGE CAP         21.71%          N/A          19.69%        6.47%         21.71%        N/A              25.85%
   - CLASS T
   [C]

   LARGE CAP         17.45%          N/A          16.41%        2.75%         17.45%        N/A              21.45%
   - CLASS T
   (LOAD ADJ.)
   [A][C]

   GROWTH &          N/A             N/A          N/A           N/A           N/A           N/A              8.91%
   INCOME -
   CLASS T [C]

   GROWTH &          N/A             N/A          N/A           N/A           N/A           N/A              5.09%
   INCOME -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   EQUITY            19.70%          17.67%        12.98%        9.11%        19.70%        125.56%          238.83%
   INCOME -
   CLASS T [C]

   EQUITY            15.51%          16.83%        12.58%        5.29%        15.51%        117.67%          226.97%
   INCOME -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   BALANCED          16.44%          9.43%         11.19%        9.37%        16.44%        56.93%           188.86%
   - CLASS T
   [B]

   BALANCED          12.37%          8.65%         10.80%        5.55%        12.37%        51.43%           178.75%
   - CLASS T
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS T


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH
YIELD               9.67%           11.99%        13.27%        3.31%         9.67%         76.18%        247.53%
   - CLASS T
   [B]

   HIGH
YIELD               5.83%           11.20%        12.86%        -0.31%        5.83%          70.01%        235.37%
   - CLASS T
   (LOAD
   ADJ.)[A]][B]

   STRATEGIC        13.86%          N/A           14.72%        4.53%         13.86%          N/A          44.24%
   INCOME -
   CLASS T [D]

   STRATEGIC        9.88%           N/A           13.20%        0.88%         9.88%           N/A          39.20%
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][D]

   MORTGAGE         10.20%          7.65%         8.79%         N/A           10.20%          44.54%          132.24%
   SECURITIES
   - CLASS T
   [E]

   MORTGAGE         6.35%           6.88%         8.40%         N/A           6.35%           39.48%          124.11%
   SECURITIES -
   CLASS T
   (LOAD ADJ.)
   [A][E]

   GOVERNME         5.74%           6.40%         7.41%         1.01%         5.74%          36.36%          104.35%
   NT
   INVESTMENT
   - CLASS T
   [B]

   GOVERNMEN        2.04%           5.64%         7.03%         -2.53%        2.04%          31.59%          97.20%
   T
   INVESTMENT
   - CLASS T
   (LOAD ADJ.)
   [A][B]

   INTERME
DIA                 6.48%           6.32%         7.92%         0.96%         6.48%          35.84%          114.31%
   TE BOND -
   CLASS T [C]

   INTERMED
IATE                3.55%           5.73%         7.62%         -1.82%        3.55%          32.11%          108.42%
   BOND -
   CLASS T
   (LOAD ADJ.)
   [A] [C]

   SHORT            5.82%           5.34%         7.00%         2.12%         5.82%          29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   T [B]

   SHORT            4.23%           5.02%         6.83%         0.59%         4.23%          27.76%          88.99%
   FIXED-INCO
   ME - CLASS
   T
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS T

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+





   HIGH              6.40%          6.50%         8.89%         2.26%         6.40%         36.99%          127.18%
   INCOME
   MUNICIPAL
   - CLASS T
   [B]

   HIGH              2.68%          5.74%         8.49%         -1.32%        2.68%         32.20%          119.23%
   INCOME
   MUNICIPAL
   - CLASS T
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.61%          6.42%         7.83%         2.75%         7.61%         36.48%          112.44%
   BOND -
   CLASS T [D]

   MUNICIPAL         3.84%          5.66%         7.44%         -0.85%        3.84%         31.70%          105.00%
   BOND -
   CLASS T
   (LOAD
   ADJ.)[A][D]

   INTERMEDIA        6.72%          5.50%         6.52%         1.43%         6.72%         30.72%          88.09%
   TE
   MUNICIPAL
   INCOME -
   CLASS T [C]

   INTERMEDIA        3.78%          4.92%         6.22%         -1.36%        3.78%         27.12%          82.92%
   TE
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][C]

   SHORT-
INTER                4.68%          N/A           4.62%         1.31%         4.68%         N/A             15.62%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS T [C]

   SHORT-
INTER                3.11%          N/A           4.13%         -0.21%        3.11%         N/A             13.89%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS T


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   CALIFORNIA        6.31%         N/A            2.90%         1.46%         6.31%         N/A             3.48%
   MUNICIPAL
   INCOME -
   CLASS T[B]

   CALIFORNIA        2.59%         N/A            -0.12%        -2.09%        2.59%         N/A             -0.14%
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][B]

   NEW YORK          6.04%         N/A            6.91%         1.59%         6.04%         N/A             12.00%
   MUNICIPAL
   INCOME -
   CLASS T [B]

   NEW YORK          2.33%         N/A            4.69%         -1.97%        2.33%         N/A             8.08%
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][B]


EQUITY FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A                   -0.40%
   ANT
   GROWTH -
   CLASS B [C]

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A                   -5.38%
   ANT
   GROWTH -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   MID CAP -         9.09%          N/A           17.28%        5.61%         9.09%         N/A                   22.62%
   CLASS B [C]

   MID CAP -         4.09%          N/A           14.28%        0.61%         4.09%         N/A                   18.62%
   CLASS B
   (LOAD
   ADJ.)[A][C]

   EQUITY            13.94%         18.15%        18.79%        5.68%         13.94%        130.21%              459.32%
   GROWTH -
   CLASS B [C]

   EQUITY            8.94%          17.94%        18.79%        0.68%         8.94%         128.21%              459.32%
   GROWTH -
   CLASS B
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.28%         17.37%        20.73%        10.50%        20.28%        122.72%              494.13%
   OPPORTUNIT
   IES - CLASS
   B [B]

   GROWTH            15.28%         17.16%        20.73%        5.50%         15.28%        120.72%              494.13%
   OPPORTUNIT
   IES - CLASS
   B
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         14.10%         13.49%        11.64%        12.65%        14.10%        88.25%               200.74%
   OPPORTUNIT
   IES - CLASS
   B [D]

   STRATEGIC         9.10%          13.25%        11.64%        7.65%         9.10%         86.25%               200.74%
   OPPORTUNIT
   IES - CLASS
   B
   (LOAD ADJ.)
   [A][D]

   LARGE CAP         20.85%         N/A           18.94%        6.07%         20.85%        N/A                   24.84%
   - CLASS B
   [C]

   LARGE CAP         15.85%         N/A           15.95%        1.07%         15.85%        N/A                   20.84%
   - CLASS B
   (LOAD
   ADJ.)[A][C]

   GROWTH &          N/A            N/A           N/A           N/A           N/A           N/A                   8.81%
   INCOME -
   CLASS B [C]

   GROWTH &          N/A            N/A           N/A           N/A           N/A           N/A                   3.81%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   EQUITY            19.13%         17.38%        12.84%        8.91%         19.13%        122.82%              234.71%
   INCOME -
   CLASS B [C]

   EQUITY            14.13%         17.17%        12.84%        3.91%         14.13%        120.82%             234.71%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   BALANCED          16.04%         9.35%         11.15%        8.99%         16.04%        56.38%              187.85%
   - CLASS B
   [B]

   BALANCED          11.04%         9.07%         11.15%        3.99%         11.04%        54.38%               187.85%
   - CLASS B
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS B

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   HIGH YIELD        8.98%          11.46%        13.00%        2.99%         8.98%         72.06%          239.41%
   - CLASS B
   [B]

   HIGH YIELD        4.00%          11.20%        13.00%        -1.89%        4.00%         70.06%          239.41%
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.22%         N/A           13.99%        4.28%         13.22%        N/A             41.82%
   INCOME -
   CLASS B [D]

   STRATEGIC         8.22%          N/A           13.08%        -0.72%        8.22%         N/A             38.82%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][D]

   MORTGAGE          9.81%          7.57%         8.75%         N/A           9.81%         44.02%           131.40%
   SECURITIES
   - CLASS B
   [E]

   MORTGAGE          4.81%          7.27%         8.75%         N/A           4.81%         42.02%           131.40%
   SECURITIES -
   CLASS B
   (LOAD ADJ.)
   [A][E]

   GOVERNME          5.18%          5.97%         7.19%         0.70%         5.18%         33.63%           100.26%
   NT
   INVESTMENT
   - CLASS B
   [B]

   GOVERNME          0.20%          5.66%         7.19%         -4.20%        0.20%         31.67%           100.26%
   NT
   INVESTMENT
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   INTERMEDIA        5.86%          5.84%         7.68%         0.70%         5.86%         32.85%            109.58%
   TE BOND -
   CLASS B [C]

   INTERMEDIA        2.86%          5.84%         7.68%         -2.24%        2.86%         32.85%            109.58%
   TE BOND -
   CLASS B
   (LOAD
   ADJ.)[A][C]


MUNICIPAL FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   HIGH              5.64%          5.99%         8.63%         1.87%         5.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS B
   [B]

   HIGH              0.64%          5.67%         8.63%         -3.10%        0.64%         31.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.10%          6.32%         7.77%         2.57%         7.10%         35.83%          111.43%
   BOND -
   CLASS B [D]

   MUNICIPAL         2.10%          6.01%         7.77%         -2.43%        2.10%         33.90%          111.43%
   BOND -
   CLASS B
   (LOAD
   ADJ.)[A][D]

   INTERMEDIA        6.04%          5.04%         6.29%         1.01%         6.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS B [C]

   INTERMEDIA        3.04%          5.04%         6.29%         -1.96%        3.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   CALIFORNIA        5.51%          N/A           2.10%         1.14%         5.51%         N/A                2.51%
   MUNICIPAL
   INCOME -
   CLASS B [B]

   CALIFORNIA        0.51%          N/A           -1.19%        -3.83%        0.51%         N/A                -1.43%
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][B]

   NEW YORK          5.47%          N/A           6.24%         1.36%         5.47%         N/A                10.81%
   MUNICIPAL
   INCOME -
   CLASS B [B]

   NEW YORK          0.47%          N/A           3.96%         -3.59%        0.47%         N/A                6.81%
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][B]


EQUITY FUNDS - CLASS C

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A             N/A          N/A           N/A           N/A          N/A              -0.40%
   ANT
   GROWTH -
   CLASS C [C]

   TECHNOQU          N/A             N/A          N/A           N/A           N/A          N/A              -1.40%
   ANT
   GROWTH -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   MID CAP -         9.09%           N/A          17.28%        5.61%         9.09%        N/A              22.62%
   CLASS C [C]

   MID CAP -         8.09%           N/A          17.28%        4.61%         8.09%        N/A              22.62%
   CLASS C
   (LOAD ADJ.)
   [A][C]

   EQUITY            13.94%          18.15%        18.79%        5.68%        13.94%        130.21%          459.32%
   GROWTH -
   CLASS C[C]

   EQUITY            12.94%          18.15%        18.79%        4.68%        12.94%        130.21%          459.32%
   GROWTH -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.28%          17.37%        20.73%        10.50%        20.28%        122.72%          494.13%
   OPPORTUNIT
   IES - CLASS
   C[B]

   GROWTH            19.28%          17.37%        20.73%        9.50%         19.28%        122.72%          494.13%
   OPPORTUNIT
   IES - CLASS
   C
   (LOAD
   ADJ.)[A][B]

   LARGE CAP         20.85%          N/A           18.94%        6.07%         20.85%        N/A              24.84%
   - CLASS C
   [C]

   LARGE CAP         19.85%          N/A           18.94%        5.07%         19.85%        N/A              24.84%
   - CLASS C
   (LOAD ADJ.)
   [A][C]

   GROWTH &          N/A             N/A           N/A           N/A           N/A           N/A              8.81%
   INCOME -
   CLASS C [C]

   GROWTH &          N/A             N/A           N/A           N/A           N/A           N/A              7.81%
   INCOME -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   EQUITY            19.13%          17.38%        12.84%        8.91%         19.13%        122.82%          234.71%
   INCOME -
   CLASS C [C]

   EQUITY            18.13%          17.38%        12.84%        7.91%         18.13%        122.82%          234.71%
   INCOME -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   BALANCED          16.04%          9.35%         11.15%        8.99%         16.04%        56.38%           187.85%
   - CLASS
   C[B]

   BALANCED          15.04%          9.35%         11.15%        7.99%         15.04%        56.38%           187.85%
   - CLASS C
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS C


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH YIELD        8.98%          11.46%        13.00%        2.99%         8.98%         72.06%         239.41%
   - CLASS
   C[B]

   HIGH YIELD        7.98%          11.46%        13.00%        1.99%         7.98%         72.06%         239.41%
   - CLASS C
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.22%         N/A           13.99%        4.28%         13.22%          N/A             41.82%
   INCOME -
   CLASS C [D]

   STRATEGIC         12.22%         N/A           13.99%        3.28%         12.22%          N/A             41.82%
   INCOME -
   CLASS C
   (LOAD
   ADJ.)[A][D]

   GOVERNME          5.18%          5.97%         7.19%         0.70%         5.18%           33.63%          100.26%
   NT
   INVESTMENT
   - CLASS C
   [B]

   GOVERNMEN         4.18%          5.97%         7.19%         -0.30%        4.18%           33.63%          100.26%
   T
   INVESTMENT
   - CLASS C
   (LOAD ADJ.)
   [A][B]

   INTERMEDIA        5.86%          5.84%         7.68%         0.70%         5.86%           32.85%          109.58%
   TE BOND -
   CLASS C [C]

   INTERMED
IATE                 4.86%          5.84%         7.68%         -0.30%        4.86%           32.85%          109.58%
   BOND -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   SHORT             5.82%          5.34%         7.00%         2.12%         5.82%           29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   C [B]

   SHORT             4.82%          5.34%         7.00%         1.12%         4.82%           29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   C
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS C


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH              5.64%          5.99%         8.63%         1.87%         5.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS C
   [B]

   HIGH              4.64%          5.99%         8.63%         0.87%         4.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS C
   (LOAD
   ADJ.)[A][B]

   INTERMEDIA        6.04%          5.04%         6.29%         1.01%         6.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS C [C]

   INTERMEDIA        5.04%          5.04%         6.29%         0.01%         5.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS C
   (LOAD
   ADJ.)[A][C]


   + LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; OCTOBER 31, 1994 FOR STRATEGIC INCOME; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE SEMIANNUAL PERIODS ENDED 1997 (THROUGH THE ANNUAL PERIOD ENDED 1997 FOR MORTGAGE SECURITIES).
   [A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.
    CLASS B'S AND CLASS C'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC INFORMATION BEGINNING ON PAGE
 .
   [B] PERIOD ENDED APRIL 30, 1997.
   [C] PERIOD ENDED MAY 31, 1997.
   [D] PERIOD ENDED JUNE 30, 1997.
   [E] PERIOD ENDED JULY 31, 1997.
   [F] INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES, MUNICIPAL BOND, TECHNOQUANT GROWTH, AND GROWTH & INCOME) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS WOULD HAVE BEEN HIGHER.
    FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A OF MUNICIPAL BOND TOOK PLACE ON MARCH 3, 1997. CLASS A RETURNS PRIOR TO MARCH 3, 1997 THROUGH JULY 1, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. CLASS A RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 THROUGH JULY 1, 1996 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T AND CLASS B OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. CLASS T AND CLASS B RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1,
1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C OF EACH FUND (EXCEPT STRATEGIC OPPORTUNITIES, MORTGAGE SECURITIES, MUNICIPAL BOND, SHORT-INTERMEDIATE MUNICIPAL INCOME, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME) IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997.
    CLASS C RETURNS FOR TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME FOR THE PERIOD ENDED MAY 31, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%.
    CLASS C RETURNS FOR STRATEGIC INCOME FOR THE PERIOD ENDED JUNE 30, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS AFTER DECEMBER 31, 1995 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY GROWTH FROM MAY 31, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR GROWTH OPPORTUNITIES FROM APRIL 30, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR BALANCED FROM APRIL 30, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL FROM APRIL 30, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO APRIL 30, 1997 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR SHORT FIXED-INCOME FOR THE PERIOD ENDED APRIL 30, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME FROM MAY 31, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO MAY 31, 1997 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500   (registered trademark))     is
a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each equity fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional    or, if you are investing through a
broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call
1-800-843-3001    .
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 22, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo, Japan serves as a sub-adviser for Strategic Income.
As of September 30, 1997, FMR advised funds having approximately    33
    million shareholder accounts with a total value of more than
$   521     billion.
John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and    lead     manager of Advisor
Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio
assistant   ,     and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has
worked as a research assistant, analyst   ,     and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    Prior to joining Fidelity as a manager
in 1996, Mr. Dudley     was a portfolio manager with Putnam
Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and
January 1996, respectively.    Ms. Eagle manages the high yield
investments for Advisor Strategic Income. In addition    , she is a
Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
George Fischer is Vice President and manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income   '    s emerging
market securities   , which he has managed since September 1997.
Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income
analyst, research analyst   ,     and manager. Previously, he worked
as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income   '    s foreign
bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also
manages    several     other Fidelity funds. Since joining Fidelity in
1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Jonathan Short is Vice President and manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities   .     He
h   as     been a co-manager of the fund since February 1997. Mr.
Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an
analyst, portfolio assistant   ,     and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA,
FIJ, and FIIA(U.K.)L   .     The Johnson family group also owns,
directly or indirectly, more than 25% of the voting common stock of
FIL.
As of September 30, 1997, approximately    41.85    % and
   29.83    % of    California Municipal Income's and New York
Municipal Income's     total outstanding shares, respectively, were
held by an FMR affiliate   .
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   T    he value of each fund's domestic and foreign investments
varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1996, the S&P MidCap 400 included companies with capitalizations of between $192 million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of July 31, 1997, the fund's dollar-weighted
average maturity was approximately    5.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 2.2 years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
MUNICIPAL BOND FUND seeks a high level of current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately 12.4 years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately
8.6 years.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 3.4 years. CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 14.4 years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990-1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating stabilized after having been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 13.3 years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table below provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL YEAR ENDED 1996 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING

                                     MID** EQUITY** GROWTH* STRATEGIC*** LARGE** EQUITY** BALANCED HIGH* STRATEGIC HIGH
                                     CAP   GROWTH   OPPORTU OPPORT                                       ***       INCOME*
S&P Rating                                          NITIES  UNITIES      CAP     INCOME

   *     YIELD INCOME    MUNICIPAL
(AVERAGE OF    TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY                  AAA
HIGH QUALITY                      AA --    --       15.44%  6.43%        --      2.80%    31.90%   --     40.55%    27.16%
UPPER-MEDIUM GRADE                 A
MEDIUM GRADE                     BBB --    --       --      --                   --       3.26%    0.30%  0.57%     22.24%
LOWER QUALITY
MODERATELY SPECULATIVE            BB --    --       --      --           --      0.45%    0.56%    11.90% 8.33%     9.89%
SPECULATIVE                        B 0.06% --       --      --           --      0.06%    1.96%    47.80% 27.31%    0.53%
HIGHLY SPECULATIVE               CCC --      --     --      --           --      --       0.25%    5.40%  2.20%     --
POOR QUALITY                      CC --    --       --      --           --      --       --       --     --        --
LOWEST QUALITY, NO INTEREST        C
IN DEFAULT, IN ARREARS             D --    --       --      --           --      --       --       0.10%  --        0.38%

                                     MID   EQUITY   GROWTH  STRATEGIC    LARGE   EQUITY   BALANCED HIGH  STRATEGIC HIGH
                                     CAP   GROWTH   OPPORTU OPPORT                                                 INCOME
S&P Rating                                          NITIES  UNITIES      CAP     INCOME            YIELD INCOME    MUNICIPAL
   (AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY                  AAA
HIGH QUALITY                      AA  --    --      15.44%  6.43%        --      2.80%    33.87%    --    39.06%   26.58%
UPPER-MEDIUM GRADE                 A
MEDIUM GRADE                     BAA  --    --      --      --           --      0.02%    2.29%     0.10% 0.18%    22.72%
LOWER QUALITY
MODERATELY SPECULATIVE            BA  --    --      --      --           --      0.25%    0.94%     8.60% 7.21%    9.19%
SPECULATIVE                        B  --    --      --      0.21%        --      0.26%    2.29%  48.90% 2   1    .31% 0.18%
HIGHLY SPECULATIVE               CAA  --    --      --      --           --      --       0.12%     9.70% 3.23%    0.60%
POOR QUALITY                      CA  --    --      --      --           --      --       --        0.03% 0.02%    --
LOWEST QUALITY, NO INTEREST        C  --    --      --      --           --      --       --        --    --       --
IN DEFAULT, IN ARREARS           ---  --    --      --      --           --      --       --        --    --       --

   * FISCAL YEAR ENDED OCTOBER 31, 1996.
   ** FISCAL YEAR ENDED NOVEMBER 30, 1996.
   *** FISCAL YEAR ENDED DECEMBER 31, 1996.
   REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.
   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO 0.76% OF
   BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.98% OF STRATEGIC INCOME'S INVESTMENTS, AND 27.02% OF HIGH INCOME
   MUNICIPAL'S INVESTMENTS. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES
   AMOUNTED TO 0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.97% OF STRATEGIC INCOME'S INVESTMENTS, AND 24.84% OF
   HIGH INCOME MUNICIPAL'S INVESTMENTS.
   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal currently intends to limit its investment in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities as judged by FMR to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or their respective counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund
also pays OTHER EXPENSES, which are explained on pag   e .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets. For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets. For Growth Opportunities and Strategic Opportunities, the fee is calculated by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, and it drops as total assets under management increase.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.
For the purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rate for each fund for its most recent fiscal year end:
                        GROUP           INDIVIDUAL   TOTAL MANAGEMENT
                        FEE RATE        FUND FEE     FEE    RATE
                                        RATE

TECHNOQUANT              0.30%           0.30%        0.60%
GROWTH [A]

MID CAP                  0.30%           0.30%        0.60%

EQUITY GROWTH            0.30%           0.30%        0.61%

GROWTH                   0.30%           0.30%        0.61%
OPPORTUNITIES [B]

STRATEGIC                0.30%           0.30%        0.48%
OPPORTUNITIES [B]

LARGE CAP                0.30%           0.30%        0.60%

GROWTH & INCOME          0.30%           0.20%        0.50%
[A]

EQUITY INCOME            N/A             N/A          0.50%

BALANCED                 0.30%           0.15%[C]     0.50%

HIGH YIELD               0.14%           0.45%        0.60%

STRATEGIC INCOME         0.14%           0.45%        0.59%

MORTGAGE SECURITIES      0.1   4    %    0.30%        0.4   4    %

GOVERNMENT               0.14%           0.30%        0.45%
INVESTMENT

INTERMEDIATE BOND        0.14%           0.30%        0.45%

SHORT FIXED-INCOME       0.14%           0.30%        0.45%

HIGH INCOME              0.14%           0.25%        0.40%
MUNICIPAL FUND

MUNICIPAL BOND           0.14%           0.25%        0.40%
FUND

INTERMEDIATE             0.14%           0.25%        0.40%
MUNICIPAL INCOME

SHORT-INTERMEDIATE       0.14%           0.25%        0.40%
MUNICIPAL INCOME

CALIFORNIA MUNICIPAL     0.14%           0.25%        0.40%
INCOME   [A]

NEW YORK MUNICIPAL       0.14%           0.25%        0.40%
INCOME

[A] ESTIMATED
[B] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE
FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION
WERE NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.5   0    %.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR
Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and
105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice. The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to
50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of each fund with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to less than 0.01% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds).
Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of the Taxable Funds and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal year ended 1997, transfer agency fees (as a percentage of average net assets) for Class A, Class T, and Class B of Mortgage
Securities amounted to    0.22    %,    0.14    %, and    0.57    %,
respectively. Pricing and bookkeeping fees (as a percentage of average
net assets) for Mortgage Securities amounted to    0.04    %. These
amounts are before expense reductions, if any.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                     TRANSFER AGENCY FEES PAID BY             PRICING AND
                                                              BOOKKEEPING
                                                              FEES PAID

                     CLASS T                        CLASS B   BY FUND

MID CAP               0.25%                          0.27%     0.05%

EQUITY GROWTH         0.19%                         **         0.02%

GROWTH                0.19%                         ***        0.01%
OPPORTUNITIES

STRATEGIC             0.22%                          0.25%     0.05%
OPPORTUNITIES

LARGE CAP             0.24%                          0.28%     0.22%

EQUITY INCOME         0.20%                          0.22%     0.04%

BALANCED              0.19%                         **         0.02%

HIGH YIELD            0.20%                          0.20%     0.04%

STRATEGIC INCOME      0.22%                          0.20%     0.06%

GOVERNMENT            0.21%                          0.24%     0.04%
INVESTMENT

INTERMEDIATE BOND     0.19%                          0.24%     0.04%

SHORT-FIXED INCOME    0.22%                         *          0.04%

* FUND DOES NOT OFFER CLASS B SHARES.
** CLASS COMMENCED OPERATIONS ON DECEMBER 31, 1996.
***  CLASS COMMENCED OPERATIONS ON MARCH 3, 1997.
UMB is the transfer and service agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for each class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the applicable class.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.

                        TRANSFER AGENCY FEES PAID BY              PRICING AND
                                                                  BOOKKEEPING
                                                                  FEES PAID

                        CLASS T                         CLASS B   BY FUND

HIGH INCOME              0.18%                           0.16%     0.04%
MUNICIPAL

MUNICIPAL BOND           0.20%                           0.46%     0.03%

INTERMEDIATE             0.17%                           0.20%     0.08%
MUNICIPAL INCOME

SHORT-INTERMEDIATE       0.20%                           *         0.20%
MUNICIPAL INCOME

CALIFORNIA MUNICIPAL     0.22%                           0.24%     0.18%
INCOME

NEW YORK MUNICIPAL       0.14%                           0.17%     0.10%
INCOME

* FUND DOES NOT OFFER CLASS B SHARES.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Equity Funds currently pays FDC a monthly
distribution fee at an annual rate of 0.25%    o    f its average net
assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of TechnoQuant Growth, Mid Cap, Equity Growth, Equity Income, Large Cap, and Growth & Income may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Growth Opportunities, Strategic Opportunities, and Balanced may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short Fixed-Income may pay FDC a distribution fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.50% if its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates for all funds except Short Fixed-Income may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio turnover rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997. These rates will vary from year to year.
The portfolio turnover rate for the fiscal year ended 1997 was
   149    % for Mortgage Securities.
The portfolio turnover rate for the fiscal year ended 1996 was 101% for Mid Cap, 76% for Equity Growth, 33% for Growth Opportunities, 151% for Strategic Opportunities, 59% for Large Cap, 78% for Equity Income, 223% for Balanced, 121% for High Yield, 119% for Strategic Income, 153% for Government Investment, 200% for Intermediate Bond, 124% for Short Fixed-Income, 49% for High Income Municipal, 35% for Municipal Bond, 35% for Intermediate Municipal Income, 62% for Short-Intermediate Municipal Income, 21% for California Municipal Income, and 17% for New York Municipal Income.
Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
       THE PRICE TO BUY ONE SHARE    of Class A or Class T is the
class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV. See "Transactions Details," page , and "Sales Charge Reductions and Waivers," page , for explanations of how and when the sales charge and waivers apply.
   For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction Details," page , for information on how the CDSC is calculated.
   Your s    hares    will be     purchased at the next offering price
or NAV, as applicable, calculated after your order is received and
accepted.    Each class's     offering price and NAV   , as
applicable,     are normally calculated    each business day     at
4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, Class B, or Class C shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment
professional    or, if you are investing through a broker-dealer or
insurance representative, call 1-800-522-7279 or, if you are investing
through a bank representative, call 1-800-843-3001    .
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                           $2,500
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA        and Keogh accounts            $500
Through regular investment plans*            $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA and Keogh accounts                   $100
Through regular investment plans*            $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA and Keogh accounts                   None
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE
REFER TO "INVESTOR SERVICES," PAGE        .
Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.



                   TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

PHONE              (small solid bullet) Contact your         (small solid bullet) Contact your investment professional or, if you are investing
YOUR INVESTMENT    investment                                through a broker-dealer or insurance representative, call
                   professional or, if you                   1-800-522-7297. If you are investing through a bank
PROFESSIONAL       are investing through                     representative, call 1-800-843-3001.
                   a broker-dealer or                        (small solid bullet) Exchange from the same class of another
                                                             Fidelity Advisor fund
                   insurance                                 or from another Fidelity fund account with the same
                   representative, call                      registration, including name, address, and taxpayer ID number.
                   1-800-522-7297.
                   If you are investing
                   through a bank
                   representative, call
                   1-800-843-3001.
                   (small solid bullet) Exchange from the
                   same class of another
                   Fidelity Advisor fund or
                   from another Fidelity
                   fund account with the
                   same registration,
                   including name,
                   address, and taxpayer
                   ID number.

Mail
(mail_graphic)     (small solid bullet) Complete and sign
                   the                                       (small solid bullet) Make your check payable to the complete name of the fund of
                   account application.                      your choice and note the applicable class. Indicate your fund
                   Make your check                           account number on your check and mail to the address printed
                   payable to the                            on your account statement.
                   complete name of the                      (small solid bullet) Exchange by mail: call, your investment professional for
                   fund of your choice                       instructions.
                   and note the
                   applicable class. Mail
                   to the address
                   indicated on the
                   application.

In Person
(hand_graphic)     (small solid bullet) Bring your account   (small solid bullet) Bring your check to your investment
                                                             professional.
                   application and check
                   to your investment
                   professional.

Wire (wire_graphic)(small solid bullet) Not available   (small solid bullet)  Wire to:
                                                        Banker's Trust Co.
                                                        Routing # 021001033
                                                        Fidelity DART Depository
                                                        Account # 00159759
                                                        FBO: (Account name)
                                                         (Account number)
                                                        Specify the complete name of the fund of your choice, note the applicable class, and include your account number and your name.

Automatically
(automatic_graphic)(small solid bullet) Not available   (small solid bullet) Use Fidelity Advisor Systematic Investment
                                                        Program. Sign up
                                                        for this service when opening your account, or call your
                                                        investment professional to begin the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus any applicable CDSC.
   Your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Each class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the
   following     table   .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
CHECKWRITING
If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




   PHONE               All account types except         (small solid bullet) Maximum check request: $100,000.
   YOUR
INVESTMENT             retirement                    (small solid bullet) You may exchange to the same class of other
                                                     Fidelity Advisor
                       All account types             funds or to other Fidelity funds if both accounts are registered
   PROFESSIONAL                                      with the same name(s), address, and taxpayer ID number.
   PHONE
   YOUR INVESTMENT

   PROFESSIONAL

Mail or in Person
(mail_graphic)
(hand_graphic)      Individual, Joint Tenant,    (small solid bullet) The letter of instruction must be signed by all persons required to
                    Sole Proprietorship,         sign for transactions, exactly as their names appear on the
                    UGMA, UTMA                   account and sent to your investment professional.
                                                 (small solid bullet) The account owner should complete a retirement distribution
                                                 form. Contact your investment professional or, if you purchased your shares through a broker-dealer or insurance representative,
                    Retirement account           call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

                    Trust                        (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the
                                                 trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                    Business or                  (small solid bullet) At least one person authorized by corporate resolution to act on
                    Organization                 the account must sign the letter.

                    Executor,                    (small solid bullet) For instructions, contact your investment professional or, if you
                    Administrator,               purchased your shares through a broker-dealer or insurance
                    Conservator/Guardian         representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Wire (wire_graphic) All account types except     (small solid bullet) You must sign up for the wire feature before using it.
                                                 To verify
                    retirement                   that it is in place, contact your investment professional or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                                 Minimum wire: $500
                                                 (small solid bullet) Your wire redemption request must be received and accepted by
                                                 Fidelity before 4:00 p.m. Eastern time for money to be wired on the next business day.

Check
(check_graphic)     For all non-retirement    (small solid bullet) Minimum check: $500.
                    Short Fixed-Income and    (small solid bullet) All account owners must sign a signature card to receive
                                              a
                    Short-Intermediate        checkbook.
                    Municipal Income
                    accounts only.



INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet)    Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor funds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or
revoked, see "Exchange Restrictions," page        .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL   FREQUENCY                        SETTING UP OR CHANGING
$1,000  $100          MONTHLY, BIMONTHLY, QUARTERLY,   (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE
                      OR SEMI-ANNUALLY                 SECTION ON THE APPLICATION.
                                                       (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR INVESTMENT
                                                       PROFESSIONAL FOR AN APPLICATION.
                                                       (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                       INVESTMENT, CONTACT YOUR INVESTMENT
                                                       PROFESSIONAL DIRECTLY OR, IF YOU PURCHASED YOUR
                                                       SHARES THROUGH A BROKER-DEALER OR INSURANCE
                                                       REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                                       PURCHASED YOUR SHARES THROUGH A BANK
                                                       REPRESENTATIVE, CALL 1-800-843-3001. CALL AT
                                                       LEAST 10 BUSINESS DAYS PRIOR TO YOUR NEXT
                                                       SCHEDULED INVESTMENT DATE (20 BUSINESS DAYS IF
                                                       YOU PURCHASED YOUR SHARES THROUGH A BANK).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL            SETTING UP OR CHANGING
NOT  NOT                       (SMALL SOLID BULLET) FOR A NEW OR EXISTING ACCOUNT, ASK YOUR
APPLICABLE  APPLICABLE         INVESTMENT PROFESSIONAL FOR THE APPROPRIATE
                               ENROLLMENT FORM.
                               (SMALL SOLID BULLET) TO CHANGE THE FUND TO WHICH YOUR DISTRIBUTIONS
                               ARE DIRECTED, CONTACT YOUR INVESTMENT
                               PROFESSIONAL FOR INSTRUCTIONS.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY                    SETTING UP OR CHANGING
$100      Monthly, quarterly,          (small solid bullet) To establish, call your investment professional
          semi-annually, or annually   after both accounts are opened.
                                       (small solid bullet) To change the amount or frequency of your investment, contact your investment
                                       professional directly or, if you purchased your
                                       shares through a broker-dealer or insurance
                                       representative, call 1-800-522-7297. If you
                                       purchased your shares through a bank
                                       representative, call 1-800-843-3001.
                                       (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of
                                       $10,000. The account into which the
                                       exchange is being processed must have a
                                       minimum of $1,000.
                                       (small solid bullet) Both accounts must have the same
                                       registrations and taxpayer ID numbers.
                                       (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth,
and Large Cap are distributed in December    and January    ;
   dividends for Growth Opportunities are distributed in December; dividends for Strategic Opportunities are distributed in December and
February;     dividends for Strategic Income, High Yield, Mortgage
Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly, or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain   s from
the Taxable Funds are distributed as dividends and taxed as ordinary
income;     capital gain distributions are taxed as long-term capital
gains.
However   ,     for shareholders of the Municipal Funds, gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a
discount    are distributed as dividends and     taxed as    ordinary
income;     capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing
the tax    characterization of     distributions paid to you in the
previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or
corporate income taxes.    Interest on indebtedness incurred to
purchase, or continued to carry, shares of California Municipal Income generally will not be deductible for Calfiornia State income tax purposes.
To the extent that New York Municipal Income's income dividends are derived from state tax-free investments, they will be free from New
York State and City personal income taxes.    Corporate taxpayers
should note that New York Municipal Income's income dividends and other distributions are not exempt from New York State and City franchise or corporate income taxes. In addition, interest on indebtedness incurred to purchase, or continued to carry, shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.
During the fiscal year ended 1996, 100% of the income dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income was free from federal income tax. During the fiscal year ended 1996, 100% of California Municipal Income's income dividends was free from California taxes, and 100% of New York Municipal Income's income dividends was free from New York taxes. During the fiscal year ended 1996, 26.36% of High Income Municipal's, 0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal Income's, and 0.09% of New York Municipal Income's income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund 's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
        EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes
on a fund and its investment   s,     and these taxes generally will
reduce    a     fund's distributions. However,    if you meet certain
holding period requirements with respect to your fund shares,     an
offsetting tax credit may be available to you.    If you do not meet
such holding period requirements, you may still be entitled to a
deduction for certain foreign taxes. In either case,     your tax
statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC normally calculates e    ach class's    NAV and
    offering price   , as applicable,     as of the close of business
of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
   THE OFFERING PRICE     of Class A    or     Class T is its NAV
divided by the difference between one and the applicable    front-end
    sales charge percentage. Class A has a maximum    front-end
    sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum
   front-end     sales charge of 3.50% of the offering price for the
Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds.
       SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY            Sales Charge:                    Investment
FUNDS:                                             Professional
                                                   Concession as %
                                                   of Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      5.75%            6.10%           5.00%

$50,000 to         4.50%            4.71%           3.75%
$99,999

$100,000 to        3.50%            3.63%           2.75%
$249,999

$250,000 to        2.50%            2.56%           2.00%
$499,999

$500,000 to        2.00%            2.04%           1.75%
$999,999

$1,000,000 to      1.00%            1.01%           0.75%
$24,999,999

$25,000,000 or    None*            None*           *
more

BOND              Sales Charge:                    Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      4.75%            4.99%           4.25%

$50,000 to         4.50%            4.71%           4.00%
$99,999

$100,000 to        3.50%            3.63%           3.00%
$249,999

$250,000 to        2.50%            2.56%           2.25%
$499,999

$500,000 to        2.00%            2.04%           1.75%
$999,999

$1,000,000 to      0.50%            0.50%           0.50%
$24,999,999

$25,000,000 or    None*            None*           *
more

   * SEE SECTION ENTITLED FINDER'S FEE.
INTERMEDIAT       Sales Charge:                     Investment
E-TERM                                              Professional
BOND                                                Concession as % of
FUNDS:                                              Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      3.75%            3.91%            3.00%

$50,000 to         3.00%            3.10%            2.25%
$99,999

$100,000 to        2.25%            2.30%            1.75%
$249,999

$250,000 to        1.75%            1.78%            1.50%
$499,999

$500,000 to        1.50%            1.52%            1.25%
$999,999

$1,000,000 to      0.50%            0.50%            0.50%
$24,999,999

$25,000,000 or    None*            None*            *
more

SHORT-TERM       Sales Charge:                     Investment
BOND                                               Professional
FUNDS:                                             Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $499,999    1.50%            1.52%            1.25%

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY           Sales Charge:                     Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     3.50%            3.63%            3.00%

$50,000 to        3.00%            3.09%            2.50%
$99,999

$100,000 to       2.50%            2.56%            2.00%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

BOND             Sales Charge:                     Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     3.50%            3.63%            3.00%

$50,000 to        3.00%            3.09%            2.50%
$99,999

$100,000 to       2.50%            2.56%            2.00%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

INTERMEDIAT      Sales Charge:                     Investment
E-TERM                                             Professional
BOND                                               Concession as % of
FUNDS:                                             Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     2.75%            2.83%            2.25%

$50,000 to        2.25%            2.30%            2.00%
$99,999

$100,000 to       1.75%            1.78%            1.50%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

SHORT-TERM       Sales Charge:                    Investment
BOND                                              Professional
FUNDS:                                            Concession as % of
                                                  Offering Price

                 As a % of       As an
                 Offering        approximate %
                 Price           of Net Amount
                                 Invested

Up to $499,999    1.50%           1.52%            1.25%

$500,000 to       1.00%           1.01%            0.75%
$999,999

$1,000,000 or    None*           None*            *
more

* SEE SECTION ENTITLED FINDER'S FEE.
   FINDER'S FEE.     For all funds except the Short-Term Bond Funds,
   o n eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be
compensated with a fee at the rate of 0.25% of the    purchase
    amount. For the Short-Term Bond Funds, on eligible purchases of Class A or Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of
the    purchase     amount.
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be
0.25% of the lesser of the cost of the    Class A or Class T
    shares   , as applicable,     at the initial date of purchase or
the value of the    Class A or Class T     shares   , as
applicable,     at redemption, not including any reinvested dividends
or capital gains. Class A    and     Class T    shares acquired
through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
EQUITY
FUNDS:

From Date of        Contingent Deferred
Purchase            Sales Charge

Less than 1 year     5%

1 year to less       4%
than 2 years

2 years to less      3%
than 3 years

3 years to less      3%
than 4 years

4 years to less      2%
than 5 years

5 years to less      1%
than 6 years

6 years to less      0%
than 7 years [A]

BOND
FUNDS:

From Date of    Contingent Deferred
Purchase        Sales Charge

Less than 1 year     5%

1 year to less       4%
than 2 years

2 years to less      3%
than 3 years

3 years to less      3%
than 4 years

4 years to less      2%
than 5 years

5 years to less      1%
than 6 years

6 years to less      0%
than 7 years [A]

INTERMEDIAT
E-TERM
BOND
FUNDS:

From Date Of    Contingent Deferred
Purchase        Sales Charge

Less than 1 year    3%

1 year to less      2%
than 2 years

2 years to less     1%
than 3 years

3 years to less     0%
than 4 years [B]

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC for Class B and Class C shares will be calculated based on
the lesser of the cost of the    Class B or Class C     shares   , as
applicable,     at the initial date of purchase or the value of those
   Class B or Class C     shares   , as applicable,     at redemption,
not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be
redeemed first, followed by those    Class B or Class C     shares
that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years (four years for the Intermediate-Term Bond Funds) from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the    next     offering price    or NAV    , as applicable,
calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received and accepted   ,
minus any applicable CDSC.     Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) If you sell shares of Short Fixed-Income and Short-Intermediate Municipal Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed. FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   trading     fees of up to 1.00% on exchanges. Check each fund's
prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
   If your purchase qualifies for one of the following reduction
plans, the     front-end sales charge will be reduced for purchases of
Class A and Class T shares according to the Sales Charge schedule
   beginning     on pag   e .     Please refer to the funds' SAI for
more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund,
(ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Short-Term Bond Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond Funds).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) below or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver
(12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through    an insurance company separate account,
if you are investing through a trust department, if your are investing
through     an account managed by a broker-dealer,    or     if you
have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge
(as described in    (1),     (2), (3) and (4) on page        ), Class
T shares without a sales charge (as described in    (6),     (9), (10)
and (13)    at left)    , or Institutional Class shares. Because
Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher
total return than Class A, Class T, Class B,    and     Class C
shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
       APPENDIX B
EQUITY GROWTH - CLASS A

Calendar      1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
year total
returns+

EQUITY        -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.21%
GROWT
H -
CLASS
A

Lipper        3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growt
h
Funds
Averag
eA

S&P           5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%
500

Consu         4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
mer
Price
Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.21
(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
GROWTH OPPORTUNITIES - CLASS A

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%   17.69%
OPPORTUNITI
ES - CLASS
A

Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.69
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS A
STRATEGIC OPPORTUNITIES - CLASS A

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.17%   38.16%   1.53%
OPPORTUNITI
ES - CLASS
A

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS A
EQUITY INCOME - CLASS A

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.46%    32.55%   14.47%
INCOME -
CLASS A

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.47
(LARGE SOLID BOX) EQUITY INCOME - CLASS A
BALANCED - CLASS A

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.31%
CLASS A

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.310000000000001
(LARGE SOLID BOX) BALANCED -
CLASS A
HIGH YIELD - CLASS A

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   19.27%   13.05%
- CLASS A

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current Yield
Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.05
(LARGE SOLID BOX) HIGH YIELD - CLASS A
STRATEGIC INCOME - CLASS A
Calendar year total returns+            1995     1996

STRATEGIC INCOME - CLASS A              22.02%   12.81%

Lipper Multi-Sector Income Funds        16.92%   11.74%
AverageF

Merrill Lynch High Yield Master Index   19.91%   11.06%

Consumer Price Index                    2.54%    3.32%


   MORTGAGE SECURITIES - CLASS A



   Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995            1996
   returns+

   MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%          5.43%
   SECURITIES -
   CLASS A

   Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%          3.87%
   Mortgage
   Funds
   AverageG

   Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%          5.37%
   Brothers
   Mortgage
   Index

   Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%           3.32%
   Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
   (LARGE SOLID BOX) MORTGAGE SECURITIES -

   CLASS A
GOVERNMENT INVESTMENT - CLASS A

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.65%   1.99%
T
INVESTMENT
- CLASS A

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 1.99
(LARGE SOLID BOX) GOVERNMENT INVESTMENT-CLASS A
INTERMEDIATE BOND - CLASS A

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -2.47%   12.19%   3.16%
E BOND -
CLASS A

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.16
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
SHORT FIXED-INCOME - CLASS A

Calendar year total    1988    1989     1990    1991     1992    1993    1994     1995     1996
returns+

SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.81%    4.07%
FIXED-INCO
ME - CLASS
A

Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Investment
Grade
Bond
Funds
AverageJ

Lehman                 6.34%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.14%
Brothers
1-3 Year
Governmen
t/Corporate
Bond Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.07
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
HIGH INCOME MUNICIPAL - CLASS A

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.65%   2.99%
INCOME
MUNICIPAL -
CLASS A

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.99
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS
A
MUNICIPAL BOND - CLASS A

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.88%
BOND -
CLASS A

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.15
ROW: 11, COL: 1, VALUE: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS A
INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.31%   9.43%    -5.68%   14.20%   3.78%
E MUNICIPAL
INCOME -
CLASS A

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.78
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS A
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A
Calendar year total    1995    1996
returns+

SHORT-INTER            8.68%   3.53%
MEDIATE
MUNICIPAL
INCOME -
CLASS A

Lipper                 7.43%   3.53%
Short-Inter
mediate
Municipal
Debt Funds
AverageN

Consumer               2.54%   3.32%
Price Index


NEW YORK MUNICIPAL INCOME - CLASS A
Calendar year total    1996
returns+

NEW YORK               3.50%
MUNICIPAL -
CLASS A

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


EQUITY GROWTH - CLASS T

Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.24%
GROWTH -
CLASS T

Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.24
(LARGE SOLID BOX) EQUITY GROWTH - CLASS T
GROWTH OPPORTUNITIES - CLASS T

Calendar year total    1988     1989     1990     1991            1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%          15.03%   22.17%   2.86%    33.04%   17.73%
OPPORTUNITI
ES - CLASS T

Lipper                 14.79%   26.91%   -4.49%   36.7   0    %   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%          7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%           2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS T
STRATEGIC OPPORTUNITIES - CLASS T

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.17%   38.16%   1.53%
OPPORTUNITI
ES - CLASS T

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS T
EQUITY INCOME - CLASS T

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.46%    32.55%   14.61%
INCOME -
CLASS T

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.61
(LARGE SOLID BOX) EQUITY INCOME - CLASS T
BALANCED - CLASS T

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.43%
CLASS T

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.43
(LARGE SOLID BOX) BALANCED -
CLASS T
HIGH YIELD - CLASS T

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   19.27%   13.26%
- CLASS T

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current Yield
Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.26
(LARGE SOLID BOX) HIGH YIELD - CLASS T
STRATEGIC INCOME - CLASS T
Calendar year total    1995     1996
returns+

STRATEGIC              22.02%   12.89%
INCOME -
CLASS T

Lipper                 16.92%   11.74%
Multi-Sector
Income
Funds
AverageF

Merrill                19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               2.54%    3.32%
Price Index


MORTGAGE SECURITIES - CLASS T

Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995        1996
returns+

MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%      5.43%
SECURITIES -
CLASS T

Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%      3.87%
Mortgage
Funds
AverageG

Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%      5.37%
Brothers
Mortgage
Index

Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%       3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
CLASS T
GOVERNMENT INVESTMENT - CLASS T

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.65%   2.12%
T
INVESTMENT
- CLASS T

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 2.12
(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS T
INTERMEDIATE BOND - CLASS T

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -2.47%   12.19%   3.41%
E BOND -
CLASS T

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.41
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS T
SHORT FIXED-INCOME - CLASS T

Calendar year total    1988    1989     1990    1991     1992    1993    1994     1995     1996
returns+

SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.81%    4.57%
FIXED-INCO
ME - CLASS
T

Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Investment
Grade
Bond
Funds
AverageJ

Lehman                 6.84%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.26%
Brothers
1-3 Year
Governmen
t/Corporate
Bond Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS T
HIGH INCOME MUNICIPAL - CLASS T

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.65%   2.95%
INCOME
MUNICIPAL -
CLASS T

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.95
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS T
MUNICIPAL BOND - CLASS T

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.88%
BOND -
CLASS T

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.51
ROW: 11, COL: 1, VALUE: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS T
INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.31%   9.43%    -5.68%   14.20%   3.89%
E MUNICIPAL
INCOME -
CLASS T

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.89
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS T
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T
Calendar year total    1995    1996
returns+

SHORT-INTER            8.68%   3.64%
MEDIATE
MUNICIPAL
INCOME -
CLASS T

Lipper                 7.43%   3.53%
Short-Inter
mediate
Municipal
Debt Funds
AverageN

Consumer               2.54%   3.32%
Price Index


NEW YORK MUNICIPAL INCOME - CLASS T
Calendar year total    1996
returns+

NEW YORK               3.50%
MUNICIPAL -
CLASS T

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


EQUITY GROWTH - CLASS B

Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   15.69%
GROWTH -
CLASS B

Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
(LARGE SOLID BOX) EQUITY GROWTH - CLASS B
GROWTH OPPORTUNITIES - CLASS B

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%   17.73%
OPPORTUNITI
ES - CLASS
B

Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS B
STRATEGIC OPPORTUNITIES - CLASS B

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.22%   37.35%   1.00%
OPPORTUNITI
ES - CLASS
B

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.22
ROW: 10, COL: 1, VALUE: 37.34999999999999
ROW: 11, COL: 1, VALUE: 1.0
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS B
EQUITY INCOME - CLASS B

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.39%    31.96%   14.00%
INCOME -
CLASS B

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
(LARGE SOLID BOX) EQUITY INCOME - CLASS B
BALANCED - CLASS B

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.29%
CLASS B

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
(LARGE SOLID BOX) BALANCED -
CLASS B
HIGH YIELD - CLASS B

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -2.11%   18.34%   12.45%
- CLASS B

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current
Yield Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
(LARGE SOLID BOX) HIGH YIELD - CLASS B
STRATEGIC INCOME - CLASS B
Calendar year total    1995     1996
returns+

STRATEGIC              21.35%   12.14%
INCOME -
CLASS B

Lipper                 16.92%   11.74%
Multi-Sector
Income
Funds
AverageF

Merrill                19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               2.54%    3.32%
Price Index


MORTGAGE SECURITIES - CLASS B

Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995        1996
returns+

MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%      5.43%
SECURITIES -
CLASS B

Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%      3.87%
Mortgage
Funds
AverageG

Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%      5.37%
Brothers
Mortgage
Index

Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%       3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
CLASS B
GOVERNMENT INVESTMENT - CLASS B

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -4.38%   16.92%   1.37%
T
INVESTMENT
- CLASS B

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS B
INTERMEDIATE BOND - CLASS B

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -3.12%   11.51%   2.63%
E BOND -
CLASS B

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.1
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
HIGH INCOME MUNICIPAL - CLASS B

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.54%   15.60%   2.28%
INCOME
MUNICIPAL -
CLASS B

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.52
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS B
MUNICIPAL BOND - CLASS B

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.69%
BOND -
CLASS B

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.51
ROW: 11, COL: 1, VALUE: 3.69
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS B
INTERMEDIATE MUNICIPAL INCOME - CLASS B

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.32%   9.43%    -6.13%   13.22%   3.23%
E MUNICIPAL
INCOME -
CLASS B

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 13.71
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.319999999999999
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -6.119999999999999
ROW: 10, COL: 1, VALUE: 13.22
ROW: 11, COL: 1, VALUE: 2.84
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS B
NEW YORK MUNICIPAL INCOME - CLASS B
Calendar year total    1996
returns+

NEW YORK               2.84%
MUNICIPAL
INCOME -
CLASS B

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


   EQUITY GROWTH - CLASS C



   Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
   returns+

   EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   15.69%
   GROWTH -
   CLASS C

   Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
   Growth
   Funds
   AverageA

   S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

   Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
   Price Index



   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: -0.5700000000000001
   ROW: 3, COL: 1, VALUE: 15.57
   ROW: 4, COL: 1, VALUE: 44.84
   ROW: 5, COL: 1, VALUE: 6.930000000000001
   ROW: 6, COL: 1, VALUE: 64.71000000000001
   ROW: 7, COL: 1, VALUE: 9.890000000000001
   ROW: 8, COL: 1, VALUE: 14.85
   ROW: 9, COL: 1, VALUE: -0.8900000000000001
   ROW: 10, COL: 1, VALUE: 39.14
   ROW: 11, COL: 1, VALUE: 15.69


   (LARGE SOLID BOX) EQUITY GROWTH - CLASS C
   GROWTH OPPORTUNITIES - CLASS C



   Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995            1996
   returns+

   GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%          17.73%
   OPPORTUNITI
   ES - CLASS
   C

   Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%          19.24%
   Growth
   Funds
   AverageA

   S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%          22.96%

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 33.28
   ROW: 4, COL: 1, VALUE: 24.14
   ROW: 5, COL: 1, VALUE: -1.65
   ROW: 6, COL: 1, VALUE: 42.68
   ROW: 7, COL: 1, VALUE: 15.03
   ROW: 8, COL: 1, VALUE: 22.17
   ROW: 9, COL: 1, VALUE: 2.86
   ROW: 10, COL: 1, VALUE: 33.04
   ROW: 11, COL: 1, VALUE: 17.73


   (LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS C
   EQUITY INCOME - CLASS C



   Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
   returns+

   EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.39%    31.96%   14.00%
   INCOME -
   CLASS C

   Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
   Equity
   Income
   Funds
   AverageC

   S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

   Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: -2.24
   ROW: 3, COL: 1, VALUE: 23.23
   ROW: 4, COL: 1, VALUE: 18.43
   ROW: 5, COL: 1, VALUE: -14.28
   ROW: 6, COL: 1, VALUE: 29.81
   ROW: 7, COL: 1, VALUE: 14.68
   ROW: 8, COL: 1, VALUE: 18.03
   ROW: 9, COL: 1, VALUE: 6.39
   ROW: 10, COL: 1, VALUE: 31.96
   ROW: 11, COL: 1, VALUE: 14.0


   (LARGE SOLID BOX) EQUITY INCOME - CLASS C
   BALANCED - CLASS C



   Calendar year total    1988     1989     1990     1991     1992    1993     1994            1995            1996
   returns+

   BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%          14.06%          8.29%
   CLASS C

   Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%          25.16%          13.76%
   Balanced
   Funds
   AverageD

   S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%           37.58%          22.96%

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%           2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 20.89
   ROW: 4, COL: 1, VALUE: 24.6
   ROW: 5, COL: 1, VALUE: -2.94
   ROW: 6, COL: 1, VALUE: 34.48
   ROW: 7, COL: 1, VALUE: 9.199999999999999
   ROW: 8, COL: 1, VALUE: 19.66
   ROW: 9, COL: 1, VALUE: -5.09
   ROW: 10, COL: 1, VALUE: 14.06
   ROW: 11, COL: 1, VALUE: 8.289999999999999


   (LARGE SOLID BOX) BALANCED -

   CLASS C
   HIGH YIELD - CLASS C



   Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995            1996
   returns+

   HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -2.11%   18.34%          12.45%
   - CLASS C

   Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%          13.67%
   Current Yield
   Funds
   AverageE

   Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%          11.06%
   Lynch High
   Yield
   Master
   Index

   Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 17.24
   ROW: 4, COL: 1, VALUE: 3.64
   ROW: 5, COL: 1, VALUE: 7.3
   ROW: 6, COL: 1, VALUE: 34.94
   ROW: 7, COL: 1, VALUE: 23.09
   ROW: 8, COL: 1, VALUE: 20.45
   ROW: 9, COL: 1, VALUE: -2.11
   ROW: 10, COL: 1, VALUE: 18.34
   ROW: 11, COL: 1, VALUE: 12.45


   (LARGE SOLID BOX) HIGH YIELD - CLASS C
   STRATEGIC INCOME - CLASS C
   Calendar year total           1995            1996
   returns+

   STRATEGIC                     21.35%          12.14%
   INCOME -
   CLASS C

   Lipper                        16.92%          11.74%
   Multi-Sector
   Income
   Funds
   AverageF

   Merrill                       19.91%          11.06%
   Lynch High
   Yield
   Master
   Index

   Consumer                      2.54%           3.32%
   Price Index


   GOVERNMENT INVESTMENT - CLASS C



   Calendar year total    1988    1989     1990    1991     1992    1993     1994            1995            1996
   returns+

   GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -4.38%          16.92%          1.37%
   T
   INVESTMENT
   - CLASS C

   Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%          17.34%          1.72%
   General
   U.S.
   Governmen
   t Bond
   Funds
   AverageH

   Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%          18.39%          2.76%
   Brothers
   Treasury/Ag
   ency Index

   Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%           2.54%           3.32%
   Price Index



   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 6.57
   ROW: 4, COL: 1, VALUE: 11.75
   ROW: 5, COL: 1, VALUE: 8.370000000000001
   ROW: 6, COL: 1, VALUE: 13.45
   ROW: 7, COL: 1, VALUE: 6.48
   ROW: 8, COL: 1, VALUE: 9.360000000000001
   ROW: 9, COL: 1, VALUE: -4.38
   ROW: 10, COL: 1, VALUE: 16.92
   ROW: 11, COL: 1, VALUE: 1.37


   (LARGE SOLID BOX) GOVERNMENT INVESTMENT -

   CLASS C
   INTERMEDIATE BOND - CLASS C



   Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995            1996
   returns+

   INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -3.12%   11.51%          2.63%
   E BOND -
   CLASS C

   Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%          3.12%
   Intermediat
   e
   Investment
   Grade
   Bond Funds
   AverageI

   Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%          4.05%
   Brothers
   Intermediat
   e
   Governmen
   t/Corporate
   Bond Index

   Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: 2.32
   ROW: 3, COL: 1, VALUE: 7.84
   ROW: 4, COL: 1, VALUE: 12.11
   ROW: 5, COL: 1, VALUE: 7.91
   ROW: 6, COL: 1, VALUE: 15.16
   ROW: 7, COL: 1, VALUE: 7.13
   ROW: 8, COL: 1, VALUE: 11.49
   ROW: 9, COL: 1, VALUE: -3.12
   ROW: 10, COL: 1, VALUE: 11.51
   ROW: 11, COL: 1, VALUE: 2.63
   (LARGE SOLID BOX) INTERMEDIATE BOND - CLASS C
   SHORT FIXED-INCOME - CLASS C



   Calendar year total    1988    1989     1990    1991     1992    1993    1994            1995            1996
   returns+

   SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%          9.81%           4.57%
   FIXED-INCO
   ME - CLASS
   C

   Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%          10.84%          4.64%
   Investment
   Grade
   Bond
   Funds
   AverageJ

   Lehman                 6.84%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%           10.96%          5.26%
   Brothers
   1-3 Year
   Governmen
   t/Corporate
   Bond Index

   Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%           2.54%           3.32%
   Price Index



   PERCENTAGE (%)    >
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 6.19
   ROW: 4, COL: 1, VALUE: 10.31
   ROW: 5, COL: 1, VALUE: 5.87
   ROW: 6, COL: 1, VALUE: 13.37
   ROW: 7, COL: 1, VALUE: 7.609999999999999
   ROW: 8, COL: 1, VALUE: 9.49
   ROW: 9, COL: 1, VALUE: -3.37
   ROW: 10, COL: 1, VALUE: 9.810000000000001
   ROW: 11, COL: 1, VALUE: 4.57


   (LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS C
   HIGH INCOME MUNICIPAL - CLASS C



   Calendar year total    1988     1989     1990     1991     1992     1993     1994            1995            1996
   returns+

   HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.54%          15.60%          2.28%
   INCOME
   MUNICIPAL -
   CLASS C

   Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%          15.98%          4.17%
   Yield
   Municipal
   Bond
   Funds
   AverageK

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%           2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 11.8
   ROW: 4, COL: 1, VALUE: 13.09
   ROW: 5, COL: 1, VALUE: 10.29
   ROW: 6, COL: 1, VALUE: 12.18
   ROW: 7, COL: 1, VALUE: 11.11
   ROW: 8, COL: 1, VALUE: 13.79
   ROW: 9, COL: 1, VALUE: -8.539999999999999
   ROW: 10, COL: 1, VALUE: 15.6
   ROW: 11, COL: 1, VALUE: 2.28


   (LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS C
   INTERMEDIATE MUNICIPAL INCOME - CLASS C



   Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995            1996
   returns+

   INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.32%   9.43%    -6.13%   13.22%          3.23%
   E MUNICIPAL
   INCOME -
   CLASS C

   Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%          3.70%
   Intermediat
   e Municipal
   Debt
   Funds
   AverageM

   Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%           3.32%
   Price Index





   Percentage (%)
   Row: 1, Col: 1, Value: nil
   Row: 2, Col: 1, Value: 2.33
   Row: 3, Col: 1, Value: 7.38
   Row: 4, Col: 1, Value: 7.79
   Row: 5, Col: 1, Value: 6.37
   Row: 6, Col: 1, Value: 9.639999999999999
   Row: 7, Col: 1, Value: 7.319999999999999
   Row: 8, Col: 1, Value: 9.43
   Row: 9, Col: 1, Value: -6.13
   Row: 10, Col: 1, Value: 13.22
   Row: 11, Col: 1, Value: 3.23


   (LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -


   CLASS C
   + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B AND CLASS C'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
    INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS WOULD HAVE BEEN HIGHER.
    FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A OF MUNICIPAL BOND TOOK PLACE ON MARCH 3, 1997. CLASS A RETURNS PRIOR TO AND INCLUDING DECEMBER 31, 1996 THROUGH JULY 1, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. CLASS A RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO AND INCLUDING DECEMBER 31, 1996 THROUGH JULY 1, 1996 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T AND CLASS B OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. CLASS T AND CLASS B RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C OF EACH FUND (EXCEPT STRATEGIC OPPORTUNITIES, MORTGAGE SECURITIES, MUNICIPAL BOND, SHORT-INTERMEDIATE MUNICIPAL INCOME, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME) IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997.
    CLASS C RETURNS FOR STRATEGIC INCOME ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS AFTER DECEMBER 31, 1995 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY GROWTH FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR GROWTH OPPORTUNITIES ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR BALANCED ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL FROM DECEMBER 31, 1996 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FROM DECEMBER 31, 1996 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR SHORT FIXED-INCOME ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME FROM DECEMBER 31, 1996 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME FROM DECEMBER 31, 1996 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN
LOWER.
[A] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 669 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 189 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 160 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 272 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 148 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 51 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 170 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 176 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[J] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 95 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[K] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 43 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 225 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 136 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 28 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 96 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
TECHNOQUANT IS A TRADEMARK OF FMR CORP.






FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET

FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION



1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance, Appendix B

      d      ..............................   Cover Page; Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Charter

      5A     ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transactions Details; Exchange Restrictions

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Cover Page; Charter

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable





FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN
LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN
OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
ACOMI-PRO-0297-01
GROWTH FUNDS:
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES INSTITUTIONAL CLASS'S YEARLY OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS

                                         APPENDIX A

                                         APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a
broker-dealer   ,     and (iii) by a registered investment advisor
(RIA) on a discretionary basis (collectively, eligible
intermediaries).    Institutional Class shares are available through
eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
   Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
TechnoQuant(Trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which involve greater risk than investment-grade securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.
   Each fund offers Institutional Class shares, Class A shares, and Class T shares. Certain of the funds also offer Class B shares and
Class C shares.     Class A and Class T shares have a front-end sales
charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher
total return than Class A, Class T, Class B,    and     Class C
shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance
falls below $2,500. See "Transaction Details," page    ,     for an
explanation of how and when these charges apply.
             INSTITUTIONAL CLASS

SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS   NONE

   DEFERRED SALES CHARGE ON REDEMPTIONS                  NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)   $12.00

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see
"Breakdown of Expenses" on page        ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of the Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses on a $1,000 investment in Institutional Class shares
of a fund    , assuming a 5% annual return and full redemption at the
end of each time period   . Total expenses shown on the next page
include any shareholder transaction expenses and Institutional Class's annual operating expenses.
EQUITY FUNDS


                          OPERATING EXPENSES                              EXAMPLES

TECHNOQUANT GROWTH        MANAGEMENT FEE                                  0.60%[A]       1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)        0.90%[A]

                          TOTAL OPERATING EXPENSES                        1.50%

MID CAP                   MANAGEMENT FEE                                  0.60%          1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES (AFTER REIMBURSEMENT)            0.90%             5 YEARS           $ 82

                          TOTAL OPERATING EXPENSES                        1.50%             10 YEARS          $ 179

EQUITY GROWTH             MANAGEMENT FEE                                  0.61%          1 YEAR            $ 8

                          12B-1 FEE                                      NONE            3 YEARS           $ 25

                          OTHER EXPENSES                                  0.18%          5 YEARS           $ 44

                          TOTAL OPERATING EXPENSES                        0.79%          10 YEARS          $ 98

GROWTH OPPORTUNITIES      MANAGEMENT FEE                                  0.61%          1 YEAR            $ 9

                          12B-1 FEE                                      NONE            3 YEARS           $ 27

                          OTHER EXPENSES                                  0.24%          5 YEARS           $ 47

                          TOTAL OPERATING EXPENSES                        0.85%          10 YEARS          $ 105

STRATEGIC OPPORTUNITIES   MANAGEMENT FEE                                  0.4   8    %   1 YEAR            $    8

                          12B-1 FEE                                      NONE            3 YEARS           $    25

                          OTHER EXPENSES                                  0.   30    %   5 YEARS           $    43

                          TOTAL OPERATING EXPENSES                           0.78    %   10 YEARS          $    97

LARGE CAP                 MANAGEMENT FEE                                  0.60%          1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES  (AFTER REIMBURSEMENT)           0.90%             5 YEARS           $ 82

                          TOTAL OPERATING EXPENSES                       1.50%              10 YEARS          $ 179

GROWTH & INCOME           MANAGEMENT FEE                                 0.50%[A]        1 YEAR            $ 13

                          12B-1 FEE                                      NONE            3 YEARS           $ 40

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)       0.75%[A]

                          TOTAL OPERATING EXPENSES                       1.25%

EQUITY INCOME             MANAGEMENT FEE                                  0.50%          1 YEAR            $ 7

                          12B-1 FEE                                      NONE            3 YEARS           $ 23

                          OTHER EXPENSES                                  0.21%          5 YEARS           $ 40

                          TOTAL OPERATING EXPENSES                        0.71%          10 YEARS          $ 88

BALANCED                  MANAGEMENT FEE                                  0.45%          1 YEAR            $    8

                          12B-1 FEE                                      NONE            3 YEARS           $    26

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)        0.   35    %   5 YEARS           $    44

                          TOTAL OPERATING EXPENSES                           0.80    %   10 YEARS          $    99


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
TAXABLE INCOME FUNDS


                        OPERATING EXPENSES                       EXAMPLES

HIGH YIELD              MANAGEMENT FEE                            0.60%                    1 YEAR            $ 11

                        12B-1 FEE                                  NONE                     3 YEARS           $ 35

                        OTHER EXPENSES                             0.50%                    5 YEARS           $ 61

                        TOTAL OPERATING EXPENSES                   1.10%                    10 YEARS          $ 134

STRATEGIC INCOME        MANAGEMENT FEE                             0.   59    %             1 YEAR            $ 11

                        12B-1 FEE                                 NONE                      3 YEARS           $ 35

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.5   1    %             5 YEARS           $ 61

                        TOTAL OPERATING EXPENSES                  1.10%                    10 YEARS          $ 134

MORTGAGE SECURITIES     MANAGEMENT FEE                            0.4   4    %   [A]       1 YEAR            $ 8

                        12B-1 FEE                                 NONE                      3 YEARS           $ 24

                        OTHER EXPENSES     (AFTER
                        REIMBURSEMENT)                            0.3   1    %   [A]          5 YEARS           $ 42

                        TOTAL OPERATING EXPENSES                   0.75%                       10 YEARS          $ 93

GOVERNMENT INVESTMENT   MANAGEMENT FEE                             0.45%                    1 YEAR            $ 8

                        12B-1 FEE                                  NONE                     3 YEARS           $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)     0.30%                    5 YEARS           $ 42

                        TOTAL OPERATING EXPENSES                   0.75%                    10 YEARS          $ 93

INTERMEDIATE BOND       MANAGEMENT FEE                             0.45%                    1 YEAR            $ 7

                        12B-1 FEE                                 NONE                      3 YEARS           $ 21

                        OTHER EXPENSES                             0.21%                    5 YEARS           $ 37

                        TOTAL OPERATING EXPENSES                  0.66%                    10 YEARS          $ 82

SHORT FIXED-INCOME      MANAGEMENT FEE                             0.45%                    1 YEAR            $ 8

                        12B-1 FEE                                 NONE                      3 YEARS           $    24

                        OTHER EXPENSES  (AFTER REIMBURSEMENT)      0.3   0    %             5 YEARS           $    42

                        TOTAL OPERATING EXPENSES                   0.   75    %             10 YEARS          $    93


MUNICIPAL FUNDS


                       OPERATING EXPENSES                         EXAMPLES

HIGH INCOME MUNICIPAL   MANAGEMENT FEE                            0.40%             1 YEAR     $ 8

                        12B-1 FEE                                NONE               3 YEARS    $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.35%             5 YEARS    $ 42

                        TOTAL OPERATING EXPENSES                  0.75%             10 YEARS   $ 93

MUNICIPAL BOND          MANAGEMENT FEE                            0.40%   [A]       1 YEAR     $ 8

                        12B-1 FEE                                NONE               3 YEARS    $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.35%[A]          5 YEARS    $ 42

                        TOTAL OPERATING EXPENSES                  0.75%             10 YEARS   $ 93


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

                                 OPERATING EXPENSES                       EXAMPLES

INTERMEDIATE MUNICIPAL INCOME    MANAGEMENT FEE                           0.40%   1 YEAR     $ 8

                                 12B-1 FEE                               NONE     3 YEARS    $ 24

                                 OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS    $ 42

                                 TOTAL OPERATING EXPENSES                 0.75%   10 YEARS   $ 93

SHORT-INTERMEDIATE MUNICIPAL
INCOME                           MANAGEMENT FEE                           0.40%   1 YEAR     $ 8

                                 12B-1 FEE                               NONE     3 YEARS    $ 24

                                 OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS    $ 42

                                 TOTAL OPERATING EXPENSES                 0.75%   10 YEARS   $ 93


STATE MUNICIPAL FUNDS

                              OPERATING EXPENSES                      EXAMPLES

CALIFORNIA MUNICIPAL INCOME   MANAGEMENT FEE                           0.40%   1 YEAR            $ 8

                              12B-1 FEE                               NONE     3 YEARS           $ 24

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%      5 YEARS           $ 42

                              TOTAL OPERATING EXPENSES                 0.75%      10 YEARS          $ 93

NEW YORK MUNICIPAL INCOME     MANAGEMENT FEE                           0.40%   1 YEAR            $ 8

                              12B-1 FEE                               NONE     3 YEARS           $ 24

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS           $ 42

                              TOTAL OPERATING EXPENSES                 0.75%   10 YEARS          $ 93


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented
in the preceding table   s     would have been:
      INSTITUTIONAL CLASS

EQUITY GROWTH                                0.77%

GROWTH OPPORTUNITIES                         0.84%

STRATEGIC OPPORTUNITIES                         0.76    %

LARGE CAP                                    1.48%

EQUITY INCOME                                0.70%

BALANCED                                     0.   77    %

HIGH YIELD                                   1.05%

   MORTGAGE SECURITIES                          0.70%

INTERMEDIATE MUNICIPAL INCOME                0.74%

   SHORT-INTERMEDIATE MUNICIPAL INCOME          0.74%

CALIFORNIA MUNICIPAL INCOME                  0.72%

NEW YORK MUNICIPAL INCOME                    0.68%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                                                      EFFECTIVE
                                                      DATE

TECHNOQUANT GROWTH                     1.50%          12/31/96

MID CAP                                1.50%          2/20/96

EQUITY GROWTH                             0.95    %   1   1    /1/97

GROWTH OPPORTUNITIES                      0.85    %      11    /1/97

STRATEGIC OPPORTUNITIES                1.50%          3/1/97

LARGE CAP                              1.50%          2/20/96

GROWTH & INCOME                        1.25%          12/31/96

EQUITY INCOME                             0.85    %      11    /1/97

BALANCED                                  0.80    %   1   1    /   1    /9   7

HIGH YIELD                             1.10%          7/1/95

STRATEGIC INCOME                       1.10%          7/1/95

MORTGAGE SECURITIES                    0.75%          3/1/97

GOVERNMENT INVESTMENT                  0.75%          7/1/95

INTERMEDIATE BOND                      0.75%          7/1/95

SHORT FIXED INCOME                     0.75%          8/30/96

HIGH INCOME MUNICIPAL                  0.75%          7/1/95

MUNICIPAL BOND                         0.75%          7/1/96

INTERMEDIATE MUNICIPAL INCOME          0.75%          7/1/95

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.75%          7/1/95

CALIFORNIA MUNICIPAL INCOME            0.75%          8/1/95

NEW YORK MUNICIPAL INCOME              0.75%          8/1/95


If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                       OTHER EXPENSES                         TOTAL OPERATING EXPENSES

TECHNOQUANT GROWTH   [A]                                 7.03%                                            7.63%

MID CAP                                                  2.64%                                            3.24%

LARGE CAP                                                1.94%                                            2.54%

GROWTH & INCOME   [A]                                    0.78%                                            1.28%

   BALANCED                                              0.56%                                            1.01%

STRATEGIC INCOME                                         0.9   6    %                                     1.55%

MORTGAGE SECURITIES   [A]                                4.1   3    %                                     4.57%

GOVERNMENT INVESTMENT                                    0.38%                                            0.83%

SHORT FIXED-INCOME                                       0.55%                                            1.00%

HIGH INCOME MUNICIPAL                                    3.86%                                            4.26%

MUNICIPAL BOND   [A]                                     1.14%                                            1.54%

INTERMEDIATE MUNICIPAL INCOME                            0.44%                                            0.84%

SHORT-INTERMEDIATE MUNICIPAL INCOME                      13.15%                                           13.55%

CALIFORNIA MUNICIPAL INCOME                              0.45%                                            0.85%

NEW YORK MUNICIPAL INCOME                                3.43%                                            3.83%


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for certain funds contain
annual information which has been audited by    Coopers & Lybrand,
L.L.P.,     independent accountants. The financial highlights tables
that follow for Mortgage Securities have been audited by    Price
Waterhouse LLP    , independent accountants. The funds' financial
highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI.
TECHNOQUANT    -     INSTITUTIONAL CLASS
1.

2.SELECTED PER-SHARE DATA AND RATIOSD                      1997G

3.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00

4.INCOME FROM INVESTMENT OPERATIONS

5. NET INVESTMENT INCOME (LOSS)                             .00

6. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .00

7. TOTAL FROM INVESTMENT OPERATIONS                         .00

8.NET ASSET VALUE, END OF PERIOD                           $ 10.00

9.TOTAL RETURNB,C                                           0.00%

10.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,223

11.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50%A,E

12.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.07)%A
ASSETS

13.PORTFOLIO TURNOVER                                       398%A

14.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997    (UNAUDITED)    .
MID CAP - INSTITUTIONAL CLASS

15.                                                                           YEAR ENDED
                                                                              NOVEMBER 30

16.SELECTED PER-SHARE DATA AND RATIOSD                      1997I             1996H

17.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70           $ 10.00

18.INCOME FROM INVESTMENT OPERATIONS

19. NET INVESTMENT INCOME (LOSS)                             .02               (.02)

20. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69               1.72

21. TOTAL FROM INVESTMENT OPERATIONS                         .71               1.70

22.LESS DISTRIBUTIONS

23. FROM NET INVESTMENT INCOME                               (.02)             --

24. FROM NET REALIZED GAIN                                   (.20)             --

25. TOTAL DISTRIBUTIONS                                      (.22)             --

26.NET ASSET VALUE, END OF PERIOD                           $ 12.19           $ 11.70

27.TOTAL RETURNB,C                                           6.23%             17.00%

28.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 55,233          $ 3,600

29.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .91%A             1.50%A,E

30.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .81%A,F           1.50%A
REDUCTIONS

31.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      .29%A             (.27)%A
ASSETS

32.PORTFOLIO TURNOVER                                        229%A             101%A

33.AVERAGE COMMISSION RATEG                                 $ .0388   A          $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997        (UNAUDITED)
EQUITY GROWTH - INSTITUTIONAL CLASS



34.          YEARS ENDED NOVEMBER 30


35.SELECT
ED         1997J       1996        1995      1994E     1993      1992      1991     1990     1989     1988     1987
PER-SHARE
DATA AND
RATIOS

36.NET
ASSET      $ 45.52     $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28   $ 15.55  $ 17.32  $ 12.02  $ 9.92  $ 13.18
VALUE,
BEGINNING OF
PERIOD

37.INCOME
FROM
INVESTMENT
OPERATIONS

38. NET    .03D        .45D        .28       .30       .19D      .17       .04      .01      .06      .28I       .00    D
INVESTMENT
INCOME

39. NET    2.92        7.00        11.69     .42       3.78      4.55      8.69     .34      5.50     2.59    (2.03)
REALIZED AND
UNREALIZED
GAIN (LOSS)

40. TOTAL  2.95        7.45        11.97     .72       3.97      4.72      8.73     .35      5.56     2.87    (2.03)
FROM
INVESTMENT
OPERATIONS

41.LESS
DISTRIBUTIONS

42. FROM   (.37)       (.21)F      (.27)     (.11)     (.10)     (.03)     --       (.08)    (.26)    (.01)   (.01)
NET
INVESTMENT
INCOME

43. FROM   (1.23)      (2.11)F     (.16)     (1.45)    (.50)     (2.60)    --       (2.04)   --         (.76) (1.22)
NET REALIZED
GAIN

44. IN     --          --          (.05)     --        --        --        --       --       --       --      --
EXCESS OF NET
REALIZED GAIN

45. TOTAL  (1.60)      (2.32)      (.48)     (1.56)    (.60)     (2.63)    --       (2.12)   (.26)    (.77)   (1.23)
DISTRIBUTIONS

46.NET
ASSET      $ 46.87     $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37   $ 24.28  $ 15.55  $ 17.32  $ 12.02 $ 9.92

VALUE,
END OF PERIOD

47.TOTAL   6.81%       19.68%      42.15%    2.46%     15.36%    21.14%    56.14%   2.75%    47.18%   29.77%  (17.12)%
RETURNB,C

48.NET     $ 1,106,643 $ 1,323,526 $ 791,074 $ 410,450 $ 296,466 $ 179,325 $ 68,766 $ 27,473 $ 24,523 $ 20,182 $ 43,537
ASSETS, END
OF PERIOD
       (000
OMITTED)

49.RATIO
OF         .78%A       .79%        .83%      .86%      .95%      .98%      1.13%    1.74%    1.60%    1.47%    1.11%
EXPENSES
TO AVERAGE
NET ASSETS

50.RATIO
OF         .75%A,G     .77%G       .83%      .84%G     .94%G     .98%      1.13%    1.74%    1.60%    1.47%    1.11%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

51.RATIO
OF         .44%A       1.11%       .92%      1.00%     .66%      .73%      .25%     .07%     .38%     1.20%       .00%
NET
INVESTMENT
INCOME
TO AVERAGE
NET ASSETS

52.PORTFO
LIO        139%A       76%         97%       137%      160%      240%      254%     262%     269%     331%     226%
TURNOVER

53.AVERAGE $ .0425        $ .0414
COMMISSION
RATEH


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS AR CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS

54.                                                                     YEARS ENDED OCTOBER 31

55.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996                     1995E

56.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 35.47     $ 30.97                  $ 29.04

57.INCOME FROM INVESTMENT OPERATIONS

58. NET INVESTMENT INCOME                                    .38D        .77D                     .12

59. NET REALIZED AND UNREALIZED GAIN (LOSS)                  3.39        4.74                     1.81

60. TOTAL FROM INVESTMENT OPERATIONS                         3.77        5.51                     1.93

61.LESS DISTRIBUTIONS

62. FROM NET INVESTMENT INCOME                               (.71)       (.61)                    --

63. FROM NET REALIZED GAIN                                   (1.44)      (.40)                    --

64. TOTAL DISTRIBUTIONS                                      (2.15)      (1.01)                   --

65.NET ASSET VALUE, END OF PERIOD                           $ 37.09     $ 35.47                  $ 30.97

66.TOTAL RETURNB,C                                           10.86%      18.25%                   6.65%

67.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 290,567   $ 250,283                $ 71,953

68.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .69%A       .85%                     .82%A

69.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .68%A,F     .84%F                    .81%A,F
REDUCTIONS

70.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      2.13%A      2.38%                    2.33%A

71.PORTFOLIO TURNOVER                                        38%A        33%                      39%

72.AVERAGE COMMISSION RATEG                                 $ .0471     $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

73.                                                                     YEARS ENDED DECEMBER 31

74.SELECTED PER-SHARE DATA AND RATIOS                       1997I       1996                      1995E

75.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.57     $ 24.80                   $ 22.35

76.INCOME FROM INVESTMENT OPERATIONS

77. NET INVESTMENT INCOME (LOSS)                             (.04)D      .29D                      .55

78. NET REALIZED AND UNREALIZED GAIN (LOSS)                  2.86        .17                       3.00

79. TOTAL FROM INVESTMENT OPERATIONS                         2.82        .46                       3.55

80.LESS DISTRIBUTIONS

81. FROM NET INVESTMENT INCOME                               --          (.34)                     (.55)

82. FROM NET REALIZED GAIN                                   (.87)       (2.35)                    (.55)

83. TOTAL DISTRIBUTIONS                                      (.87)       (2.69)                    (1.10)

84.NET ASSET VALUE, END OF PERIOD                           $ 24.52     $ 22.57                   $ 24.80

85.TOTAL RETURNB,C                                           12.85%      1.99%                     15.96%

86.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,960     $ 41,832                  $ 20,429

87.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.24%A,F    .78%                      .97%A

88.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.23%A,G    .76%G                     .96%A,G
REDUCTIONS

89.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.30)%A     1.21%                     2.55%A
ASSETS

90.PORTFOLIO TURNOVER                                        41%A        151%                      142%

91.AVERAGE COMMISSION RATEH                                 $ .0420     $ .0409


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I SIX MONTHS ENDED JUNE 30, 1997    (UNAUDITED)
LARGE CAP - INSTITUTIONAL CLASS

92.                                                                      YEAR ENDED
                                                                         NOVEMBER 30

93.SELECTED PER-SHARE DATA AND RATIOSD                       1997I       1996H

94.NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.86     $ 10.00

95.INCOME FROM INVESTMENT OPERATIONS

96. NET INVESTMENT INCOME                                     .03         .03

97. NET REALIZED AND UNREALIZED GAIN (LOSS)                   .75         1.83

98. TOTAL FROM INVESTMENT OPERATIONS                          .78         1.86

99.LESS DISTRIBUTIONS

100. FROM NET REALIZED GAIN                                   (.09)       --

101.NET ASSET VALUE, END OF PERIOD                           $ 12.55     $ 11.86

102.TOTAL RETURNB,C                                           6.64%       18.60%

103.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 5,733     $ 9,144

104.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.10%A      1.50%A,E

105.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.07%A,F    1.48%A,F
REDUCTIONS

106.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .46%A       .38%A

107.PORTFOLIO TURNOVER                                        101%A       59%A

108.AVERAGE COMMISSION RATEG                                 $ .0371     $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997    (UNAUDITED)
GROWTH & INCOME - INSTITUTIONAL CLASS
109.

110.SELECTED PER-SHARE DATA AND RATIOSD   1997G

111.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

112.INCOME FROM INVESTMENT OPERATIONS

113. NET INVESTMENT INCOME                                   .05

114. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .86

115. TOTAL FROM INVESTMENT OPERATIONS                        .91

116.LESS DISTRIBUTIONS

117. FROM NET INVESTMENT INCOME                              (.02)

118.NET ASSET VALUE, END OF PERIOD                          $ 10.89

119.TOTAL RETURNB,C                                          9.11%

120.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,240

121.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25%A,E

122.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.17%A

123.PORTFOLIO TURNOVER                                       93%A

124.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997 (UNAUDITED).
EQUITY INCOME - INSTITUTIONAL CLASS



125.                                      YEARS ENDED    NOVEMBER 30

126.SELECTED PER-SHARE DATA AND
RATIOS                         1997H       1996                             1995        1994D       1993        1992

127.NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 23.00     $ 20.09                          $ 16.07     $ 14.93     $ 12.88     $ 11.08

128.INCOME FROM INVESTMENT OPERATIONS

129. NET INVESTMENT INCOME     .21C        .42C                             .45         .41C        .39         .49

130. NET REALIZED AND UNREALIZED
GAIN (LOSS)                     1.89        .3.37                            4.28        1.05        2.02        1.79

131. TOTAL FROM INVESTMENT
OPERATIONS                      2.10        3.79                             4.73        1.46        2.41        2.28

132.LESS DISTRIBUTIONS

133. FROM NET INVESTMENT
INCOME                          (.21)       (.42)                            (.43)       (.32)       (.36)       (.48)

134. FROM NET REALIZED GAIN     (.59)       (.46)                            (.28)       --          --          --

135. TOTAL DISTRIBUTIONS        (.80)       (.88)                            (.71)       (.32)       (.36)       (.48)

136.NET ASSET VALUE, END OF
PERIOD                         $ 24.30     $ 23.00                          $ 20.09     $ 16.07     $ 14.93     $ 12.88

137.TOTAL RETURNB,I             9.47%       19.54%                           30.43%      9.82%       18.90%      20.91%

138.NET ASSETS, END OF PERIOD
(000 OMITTED)                  $ 464,643   $ 343,867                        $ 297,453   $ 197,533   $ 191,138   $ 139,391

139.RATIO OF EXPENSES TO
AVERAGE NET ASSETS              .71%A       .71%                             .74%        .73%        .80%        .71%F

140.RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER EXPENSE        .68%A,E     .70%E                            .73%E       .71%E       .79%E       .71%
REDUCTIONS

141.RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS           1.85%A      2.02%                            2.52%       2.62%       3.00%       3.77%

142.PORTFOLIO TURNOVER          50%A        78%                              80%         140%        120%        51%

143.AVERAGE COMMISSION RATEG   $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED MAY 31, 1997    (UNAUDITED)
   I TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   BALANCED - INSTITUTIONAL CLASS

       144.                                                               YEARS ENDED OCTOBER 31

       145.   SELECTED PER-SHARE DATA AND RATIOS           1997I          1996                1995D

       146.   NET ASSET VALUE, BEGINNING OF PERIOD         $ 16.11           $ 15.40           $ 15.23

       147.   INCOME FROM INVESTMENT OPERATIONS

       148.    NET INVESTMENT INCOME                        .28H              .54H              .25

       149.    NET REALIZED AND UNREALIZED GAIN
(LOSS)                                                      1.26              .87               .09

       150.    TOTAL FROM INVESTMENT OPERATIONS             1.54              1.41              .34

       151.   LESS DISTRIBUTIONS

       152.    FROM NET INVESTMENT INCOME                   (.32)             (.67)             (.17)

       153.    FROM NET REALIZED GAIN                       (.11)             (.03)             --

       154.    TOTAL DISTRIBUTIONS                          (.43)             (.70)             (.17)

       155.   NET ASSET VALUE, END OF PERIOD               $ 17.22           $ 16.11           $ 15.40

       156.   TOTAL RETURNB,C                               9.67%             9.41%             2.22%

       157.   NET ASSETS, END OF PERIOD (000
OMITTED)                                                   $ 25,190          $ 21,819          $ 993

       158.   RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                                      .78%A             1.06%             .92A,E

       159.   RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE                                               .78%A             1.03%F            .91%A,F
   REDUCTIONS

       160.   RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                          3.45%A            3.54%             4.54%A

       161.   PORTFOLIO TURNOVER                            75%A              223%              297%

       162.   AVERAGE COMMISSION RATEG                     $ .0452           $ .0106


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   I SIX MONTHS ENDED APRIL 30, 1997
HIGH YIELD - INSTITUTIONAL CLASS

163.                                                                    YEARS ENDED OCTOBER 31

164.SELECTED PER-SHARE DATA AND RATIOS   H                   1997G      1996                     1995   D

165.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 12.120   $ 11.760                 $ 11.560

166.INCOME FROM INVESTMENT OPERATIONS

167. NET INVESTMENT INCOME                                    .537       1.070                    .390

168. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.117)     .368                     .193

169. TOTAL FROM INVESTMENT OPERATIONS                         .420       1.438                    .583

170.LESS DISTRIBUTIONS

171. FROM NET INVESTMENT INCOME                               (.660)     (1.078)                  (.383)

172. FROM NET REALIZED GAIN                                   (.060)     --                       --

173. TOTAL DISTRIBUTIONS                                      (.720)     (1.078)                  (.383)

174.NET ASSET VALUE, END OF PERIOD                           $ 11.820   $ 12.120                 $ 11.760

175.TOTAL RETURNB,C                                           3.51%      12.81%                   5.07%

176.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 51,119   $ 37,632                 $ 126

177.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .88%A      1.10%                    .70%A

178.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .87%A,E    1.05%E                   .70%A
REDUCTIONS

179.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      9.02%A     9.26%                    8.77%A

180.PORTFOLIO TURNOVER                                        94%A       121%                     112%

181.AVERAGE COMMISSION RATEF                                 $ .0369    $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G SIX MONTHS ENDED APRIL 30, 1997    (UNAUDITED)
   H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC INCOME - INSTITUTIONAL CLASS

182.                                                                     YEARS ENDED DECEMBER 31

183.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996                      1995E

184.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.300    $ 11.030                  $ 10.890

185.INCOME FROM INVESTMENT OPERATIONS

186. NET INVESTMENT INCOME                                    .417D       .826D                     .456

187. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .083        .548                      .340

188. TOTAL FROM INVESTMENT OPERATIONS                         .500        1.374                     .796

189.LESS DISTRIBUTIONS

190. FROM NET INVESTMENT INCOME                               (.380)      (.804)                    (.426)

191. FROM NET REALIZED GAIN                                   (.060)      (.300)                    (.230)

192. TOTAL DISTRIBUTIONS                                      (.440)      (1.104)                   (.656)

193.NET ASSET VALUE, END OF PERIOD                           $ 11.360    $ 11.300                  $ 11.030

194.TOTAL RETURNB,C                                           4.54%       13.04%                    7.47%

195.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 6,318     $ 6,107                   $ 107

196.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.10%A,F    1.10%F                    1.10%A,F

197.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.09%A,G    1.10%                     1.10%A
REDUCTIONS

198.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      7.49%A      7.47%                     7.53%A

199.PORTFOLIO TURNOVER                                        139%A       119%                      193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MORTGAGE SECURITIES - INSTITUTIONAL CLASS
200.                                                         YEAR ENDED
                                                             JULY 31

201.SELECTED PER-SHARE DATA AND RATIOS   F                   1997E

202.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.830

203.INCOME FROM INVESTMENT OPERATIONS

204. NET INVESTMENT INCOME                                       .263

205. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .226

206. TOTAL FROM INVESTMENT OPERATIONS                         .489

207.LESS DISTRIBUTIONS

208. FROM NET INVESTMENT INCOME                               (.279)

209.NET ASSET VALUE, END OF PERIOD                           $ 11.040

210.TOTAL RETURNB,C                                           4.   59    %

211.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 13,17   7

212.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D

213.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .70%A,G
REDUCTIONS

214.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.29%A

215.PORTFOLIO TURNOVER                                        149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

216.                                                                   YEARS ENDED OCTOBER 31

217.SELECTED PER-SHARE DATA AND RATIOS                      1997G      1996                     1995E

218.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.480    $ 9.670                  $ 9.560

219.INCOME FROM INVESTMENT OPERATIONS

220. NET INVESTMENT INCOME                                   .287D      .604D                    .197

221. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.178)     (.180)                   .108

222. TOTAL FROM INVESTMENT OPERATIONS                        .109       .424                     .305

223.LESS DISTRIBUTIONS

224. FROM NET INVESTMENT INCOME                              (.289)     (.614)                   (.195)

225.NET ASSET VALUE, END OF PERIOD                          $ 9.300    $ 9.480                  $ 9.670

226.TOTAL RETURNB,C                                          1.16%      4.58%                    3.23%

227.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 20,600   $ 27,660                 $ 14,588

228.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%A,F    .75%F                    .75%A,F

229.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.14%A     6.43%                    6.48%A

230.PORTFOLIO TURNOVER                                       160%A      153%                     261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INTERMEDIATE BOND - INSTITUTIONAL CLASS



231.                   YEARS ENDED NOVEMBER 30

232.SELECTED 1997G     1996      1995      1994E     1993      1992      1991      1990      1989      1988      1987
PER-SHARE
DATA AND
RATIOS

233.NET     $ 10.620   $ 10.770  $ 10.270  $ 11.160  $ 10.640  $ 10.550  $ 10.140  $ 10.410  $ 10.180  $ 10.250  $ 11.240
ASSET VALUE,
BEGINNING OF
PERIOD

234.INCOME
FROM
INVESTMENT
OPERATIONS

235. NET    .334D      .705D     .671      .602      .832      .840      .884      .901      .937      .944      .953
INVESTMENT
INCOME

236. NET    (.220)     (.151)    .499      (.833)    .531      .102      .411      (.270)    .230      (.070)    (.770)
REALIZED AND
UNREALIZED
GAIN (LOSS)

237. TOTAL  .114       .554      1.170     (.231)    1.363     .942      1.295     .631      1.167     .874      .183
FROM
INVESTMENT
OPERATIONS

238.LESS
DISTRIBUTIONS

239. FROM    (.334)    (.704)    (.670)    (.597)    (.843)    (.852)    (.885)    (.901)    (.937)    (.944)    (.953)
NET
INVESTMENT
INCOME

240. FROM    --        --        --        --        --        --        --        --        --        --        (.220)
NET REALIZED
GAIN

241. FROM    --        --        --        (.062)    --        --        --        --        --        --        --
RETURN OF
CAPITAL

242. TOTAL   (.334)    (.704)    (.670)    (.659)    (.843)    (.852)    (.885)    (.901)    (.937)    (.944)    (1.173)
DISTRIBUTIONS

243.NET      $ 10.400  $ 10.620  $ 10.770  $ 10.270  $ 11.160  $ 10.640  $ 10.550  $ 10.140  $ 10.410  $ 10.180  $ 10.250

ASSET VALUE,
END OF PERIOD

244.TOTAL    1.10%     5.40%     11.73%    (2.10)%   13.17%    9.21%     13.35%    6.46%     12.03%    8.81%     1.78%
RETURNB,C

245.NET      $ 191,827 $ 211,866 $ 208,861 $ 172,122 $ 183,790 $ 160,156 $ 327,756 $ 356,564 $ 426,832 $ 418,929 $ 407,228

ASSETS, END
OF PERIOD
(000
OMITTED)

246.RATIO OF .67%A     .66%      .67%F     .61%      .64%      .57%      .57%      .58%      .54%      .54%      .53%
EXPENSES TO
AVERAGE NET
ASSETS

247.RATIO OF 6.45%A    6.69%     6.47%     6.45%     7.41%     7.96%     8.59%     8.90%     9.16%     9.16%     9.03%
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

248.PORTFOLI 121%A     200%      189%      68%       59%       7%        60%       59%       87%       48%       92%
O TURNOVER


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
SHORT FIXED-INCOME - INSTITUTIONAL CLASS

249.                                                                   YEARS ENDED OCTOBER 31

250.SELECTED PER-SHARE DATA AND RATIOS                      1997G      1996                     1995E

251.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370    $ 9.470                  $ 9.450

252.INCOME FROM INVESTMENT OPERATIONS

253. NET INVESTMENT INCOME                                   .293D      .598D                    .137

254. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.090)     (.098)                   .067

255. TOTAL FROM INVESTMENT OPERATIONS                        .203       .500                     .204

256.LESS DISTRIBUTIONS

257. FROM NET INVESTMENT INCOME                              (.293)     (.600)                   (.136)

258. FROM RETURN OF CAPITAL                                  --         --                       (.048)

259. TOTAL DISTRIBUTIONS                                     (.293)     (.600)                   (.184)

260.NET ASSET VALUE, END OF PERIOD                          $ 9.280    $ 9.370                  $ 9.470

261.TOTAL RETURNB,C                                          2.20%      5.45%                    2.18%

262.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 4,604    $ 9,200                  $ 9,827

263.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%A,F    .80%F                    .85%A,F

264.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30%A     6.37%                    6.10%A

265.PORTFOLIO TURNOVER                                       107%A      124%                     179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS

266.                                                                     YEARS ENDED OCTOBER 31

267.SELECTED PER-SHARE DATA AND RATIOS                    1997F          1996                     1995H

268.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.720       $ 11.880                 $ 11.700

269.INCOME FROM INVESTMENT OPERATIONS

270. NET INTEREST INCOME                                   .313E          .707E,G                  .232

271. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .002        (.197)                   .180

272. TOTAL FROM INVESTMENT OPERATIONS                      .315           .510                     .412

273.LESS DISTRIBUTIONS

274. FROM NET INTEREST INCOME                              (.353)G        (.670)                   (.232)

275. IN EXCESS OF NET INTEREST INCOME                      (.002)I        --                       --

276. TOTAL DISTRIBUTIONS                                   (.355)         (.670)                   (.232)

277.NET ASSET VALUE, END OF PERIOD                        $ 11.680       $ 11.720                 $ 11.880

278.TOTAL RETURNB,C                                        2.70%          4.41%                    3.55%

279.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 774          $ 927                    $ 154

280.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75%A,D        .75%D                    .75%A,D

281.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.36%A         5.88%                    5.89%A

282.PORTFOLIO TURNOVER                                     44%A           49%                      37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
MUNICIPAL BOND - INSTITUTIONAL CLASS

283.                                                                 YEAR ENDED
                                                                     DECEMBER 31

284.SELECTED PER-SHARE DATA AND RATIOS                    1997F      1996E

285.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.190    $ 7.990

286.INCOME FROM INVESTMENT OPERATIONS

287. NET INTEREST INCOME                                   .192       .196

288. NET REALIZED AND UNREALIZED GAIN (LOSS)               .040       .200

289. TOTAL FROM INVESTMENT OPERATIONS                      .232       .396

290.LESS DISTRIBUTIONS

291. FROM NET INTEREST INCOME                              (.192)     (.196)

292.NET ASSET VALUE, END OF PERIOD                        $ 8.230    $ 8.190

293.TOTAL RETURNB,C                                        2.88%      5.00%

294.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,133    $ 846

295.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75%A,D    .75%A,D

296.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.77%A     4.88%A

297.PORTFOLIO TURNOVER                                     34%A       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



298.                       YEARS ENDED NOVEMBER 30
299.SELECTED    1997D      1996        1995     1994E    1993     1992     1991      1990      1989      1988      1987
PER-SHARE
DATA AND
RATIOS

300.NET      $ 10.410      $ 10.360    $ 9.410  $ 10.460 $ 11.080 $ 10.800 $ 10.640  $ 10.610  $ 10.520  $ 10.380  $ 10.990
ASSET VALUE,
BEGINNING OF
PERIOD

301.INCOME
FROM
INVESTMENT
OPERATIONS

302. NET     .238          .487        .477     .481     .536     .666     .682      .689      .674      .650      .641
INTEREST
INCOME

303. NET     (.079)           .050     .950     (1.030)  .260     .280     .160      .030      .090      .140      (.540)
REALIZED AND
UNREALIZED
GAIN (LOSS)

304. TOTAL   .159          .537        1.427    (.549)   .796     .946     .842      .719      .764      .790      .101
FROM
INVESTMENT
OPERATIONS

305.LESS
DISTRIBUTIONS

306. FROM    (.238)        (.487)      (.477)   (.481)   (.536)   (.666)   (.682)    (.689)    (.674)    (.650)    (.641)
NET INTEREST
INCOME

307. FROM       (.001)     --          --       --       (.880)   --       --        --        --        --        (.070)
NET REALIZED
GAIN

308. IN      --            --          --       (.020)   --       --       --        --        --        --        --
EXCESS OF
NET REALIZED
GAIN

309. TOTAL   (.239)        (.487)      (.477)   (.501)   (1.416)  (.666)   (.682)    (.689)    (.674)    (.650)    (.711)
DISTRIBUTIONS

310.NET      $ 10.330      $ 10.410    $ 10.360 $ 9.410  $ 10.460 $ 11.080 $ 10.800  $ 10.640  $ 10.610  $ 10.520  $ 10.380
ASSET VALUE,
END OF PERIOD

311.TOTAL    1.56%         5.36%       15.44%   (5.43)%  8.01%    9.01%    8.15%     7.04%     7.50%       7.77%     .97%
RETURNB,C

312.NET      $ 7,468       $ 6,455     $ 11,085 $ 11,702 $ 15,076 $ 28,428 $ 100,294 $ 111,506 $ 121,418 $ 132,443 $ 162,857
ASSETS, END
OF PERIOD
(000
OMITTED)

313.RATIO OF .75%A,F       .75%F       .70%F    .65%F    .65%F    .66%F    .61%      .62%      .65%      .63%      .59%
EXPENSES TO
AVERAGE NET
ASSETS

314.RATIO OF .75%A         .74%G       .70%     .65%     .65%     .66%     .61%      .62%      .65%      .63%      .59%
EXPENSES TO
AVERAGE NET
ASSETS
AFTER
EXPENSE
REDUCTIONS

315.RATIO OF 4.64%A        4.68%       4.96%    4.75%    5.01%    6.05%    6.40%     6.53%     6.45%     6.20%     6.01%
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS

316.PORTFOLI 21%A          35%         53%      53%      46%      36%      20%       32%       31%       24%       43%
O TURNOVER


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
SHORT-INTERMEDIATE    MUNICIPAL     INCOME - INSTITUTIONAL CLASS

317.                                                                    YEARS ENDED NOVEMBER 30

318.SELECTED PER-SHARE DATA AND RATIOS                       1997G      1996                      1995D

319.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.210   $ 10.230                  $ 10.070

320.INCOME FROM INVESTMENT OPERATIONS

321. NET INTEREST INCOME                                      .209       .407                      .178

322. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.070)     .010                      .160

323. TOTAL FROM INVESTMENT OPERATIONS                         .139       .417                      .338

324.LESS DISTRIBUTIONS

325. FROM NET INTEREST INCOME                                 (.209)     (.407)                    (.178)

326. FROM NET REALIZED GAIN                                   (.030)     (.030)                    --

327. TOTAL DISTRIBUTIONS                                      (.239)     (.437)                    (.178)

328.NET ASSET VALUE, END OF PERIOD                           $ 10.110   $ 10.210                  $ 10.230

329.TOTAL RETURNB,C                                           1.38%      4.19%                     3.37%

330.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 457      $ 487                     $ 134

331.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,E    .75%E                     .75%A,E

332.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .75%A      .74%F                     .75%A
REDUCTIONS

333.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.15%A     4.03%                     4.18%A

334.PORTFOLIO TURNOVER                                        35%A       62%                       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL
CLASS SHARES) TO NOVEMBER 3   0    , 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G SIX MONTHS ENDED MAY 31, 199   7 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS

335.                                                                        YEAR ENDED
                                                                            OCTOBER 31

336.SELECTED PER-SHARE DATA AND RATIOS                          1997F       1996G

337.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.910        $ 10.000

338.INCOME FROM INVESTMENT OPERATIONS

339. NET INTEREST INCOME                                      .217           .307

340. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.100)            (.090)

341. TOTAL FROM INVESTMENT OPERATIONS                         .117           .217

342.LESS DISTRIBUTIONS

343. FROM NET INTEREST INCOME                                 (.217)         (.307)

344.NET ASSET VALUE, END OF PERIOD                           $ 9.810        $ 9.910

345.TOTAL RETURNB,C                                           1.18%          2.27%

346.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,889        $ 1,841

347.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D        .75%A,D

348.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .74%A,E        .72%A,E
REDUCTIONS

349.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.48%A         4.51%A

350.PORTFOLIO TURNOVER                                        13%A           21%A


A ANNUALIZED
B THE TOTAL RETURN   S     WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS

351.                                                                    YEARS ENDED OCTOBER 31

352.SELECTED PER-SHARE DATA AND RATIOS                       1997G      1996                     1995F

353.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.400                 $ 10.000

354.INCOME FROM INVESTMENT OPERATIONS

355. NET INTEREST INCOME                                      .239       .468                     .095

356. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.040)     .070                     .400

357. TOTAL FROM INVESTMENT OPERATIONS                         .199       .538                     .495

358.LESS DISTRIBUTIONS

359. FROM NET INTEREST INCOME                                 (.239)     (.468)                   (.095)

360. FROM NET REALIZED GAIN                                   (.060)     --                       --

361. TOTAL DISTRIBUTIONS                                      (.299)     (.468)                   (.095)

362.NET ASSET VALUE, END OF PERIOD                           $ 10.370   $ 10.470                 $ 10.400

363.TOTAL RETURNB,C                                           1.91%      5.28%                    4.96%

364.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 732      $ 718                    $ 683

365.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D    .75%D                    .75%A,D

366.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .74%A,E    .68%E                       .75%A
REDUCTIONS

367.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.53%A     4.53%                    4.75%A

368.PORTFOLIO TURNOVER                                        18%A       17%                      0%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Growth Opportunities, Balanced, High Yield, Government Investment,
Short Fixed-Income, High Income Municipal, California Municipal
Income, and New York Municipal Income, the fiscal year runs from
November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity
Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal
Income, the fiscal year runs from December 1 to November 30. For
Strategic Opportunities, Strategic Income, and Municipal Bond, the
fiscal year runs from January 1 to December 31. For Mortgage
Securities, the fiscal year runs from August 1 to July 31. The tables below show the performance of Institutional Class of each fund (except Mortgage Securities) over past fiscal periods ended April 30, 1997,
May 31, 1997, or June 30, 1997, as indicated. The performance of
Institutional Class of Mortgage Securities over past fiscal years is shown in the tables below. The charts in Appendix B, beginning on page
       , present Institutional Class's calendar year performance
compared to different measures, including a competitive funds average.
GROWTH FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                   CUMULATIVE TOTAL RETURN*


                 PAST 1 YEAR  PAST 5 YEARS 10 YEARS/  PAST 6 MONTHS    PAST 1 YEAR      PAST 5 YEARS      10 YEARS/
                                           LIFE OF FUND+                                                  LIFE OF FUND+

TECHNOQUANT
GROWTH[B]            N/A          N/A      N/A         N/A                 N/A           N/A              0.00%

MID CAP[B]          10.38%     N/A         18.53%      6.23%            10.38%            N/A              24.28%

EQUITY
GROWTH[B]        15.48%       19.12%       19.27%      6.81%               15.48%           139.86%           482.76%

GROWTH
OPPORTUNITIES[A]    20.95%    17.63%          20.88%     10.86%            20.95%           125.23%           500.82%

STRATEGIC
OPPORTUNITIES[C]    14.89%    14.15%          12.23%     12.85%            14.89%           93.80%            217.10

LARGE CAP[B]        22.20%     N/A            20.16%     6.64%             22.20%         N/A                 26.48%

GROWTH &
INCOME[B]            N/A          N/A          N/A         N/A              N/A              N/A              9.11%

EQUITY INCOME[B]    20.41%    18.47%          13.36%    9.47%              20.41%           133.37%           250.57%

BALANCED[A]         16.81%    9.70%           11.33%     9.67%             16.81%           58.84%            192.37%


TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                     CUMULATIVE TOTAL RETURN*

                 PAST 1 YEAR  PAST 5 YEARS 10 YEARS/   PAST 6 MONTHS    PAST 1 YEAR      PAST 5 YEARS     10 YEARS/
                                           LIFE OF FUND+                                                  LIFE OF FUND+

HIGH YIELD [A]      9.78%     11.90%          13.22%        3.51%           9.78%            75.47%           246.14    %

STRATEGIC
INCOME [C]          13.97%    N/A             14.90%        4.54%           13.97%            N/A             44.87    %

MORTGAGE
SECURITIES [D]      10.22%    7.65%           8.79%         N/A             10.22%           44.56%           132.27    %

GOVERNMENT
INVESTMENT [A]      6.03%     6.49%           7.45%         1.16%           6.03%            36.95%           105.23    %

INTERMEDIATE
BOND [B]           6.89%      6.70%           8.11%         1.10%           6.89%            38.31%           118.19    %

SHORT FIXED-
INCOME [A]         5.82%      5.36%           7.01%         2.20%           5.82%            29.84%           92.06    %


MUNICIPAL FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                      CUMULATIVE TOTAL RETURN*


                PAST 1 YEAR   PAST 5 YEARS 10 YEARS/    PAST 6 MONTHS    PAST 1 YEAR     PAST 5 YEARS     10 YEARS/
                                           LIFE OF FUND+                                                 LIFE OF FUND+

HIGH INCOME
MUNICIPAL [A]      6.46%         6.55%        8.92%         2.70%            6.46%           37.32%           127.72%

MUNICIPAL
BOND[C]            7.89%         6.47%        7.85%         2.88%            7.89%           36.83%           112.99%

INTERMEDIATE
MUNICIPAL          7.09%         5.76%        6.65%          1.56%           7.09%           32.33%           90.41%
       INCOME [B]

SHORT-INTERMEDIATE
MUNICIPAL          4.72%         N/A          4.67%         1.38%            4.72%            N/A             15.80%
INCOME [B]


STATE MUNICIPAL FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                    CUMULATIVE TOTAL RETURN


                PAST 1 YEAR   PAST 5 YEARS 10 YEARS/  PAST 6 MONTHS   PAST 1 YEAR     PAST 5 YEARS   10 YEARS/
                                           LIFE OF FUND+                                                    LIFE OF FUND+

CALIFORNIA
MUNICIPAL          6.50%          N/A         2.91%     1.18%           6.50%            N/A           3.48%
       INCOME[A]

NEW YORK MUNICIPAL
INCOME [A]         6.29%          N/A         7.25%     1.91%           6.29%            N/A           12.61%


[A] PERIOD ENDED APRIL 30, 1997.
[B] PERIOD ENDED MAY 31, 1997.
[C] PERIOD ENDED JUNE 30, 1997.
[D] PERIOD ENDED JULY 31, 1997.
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; OCTOBER 31, 1994 FOR STRATEGIC INCOME; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE
SEMIANNUAL PERIODS ENDED 1997    (THROUGH THE ANNUAL PERIOD ENDED 1997
FOR MORTGAGE SECURITIES).
   * INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar investment objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each equity fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional   , or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 22, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in
Tokyo, Japan   ,     serves as a sub-adviser for Strategic Income.
   As of September 30, 1997, FMR advised funds having approximately 33 million shareholder accounts with a total value of more than $521 billion.
   John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and    lead     manager of Advisor
Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio
assistant   ,     and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has
worked as a research assistant, analyst   ,     and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    Prior to joining Fidelity as a manager
in 1996,     Mr. Dudley was a portfolio manager with Putnam
Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and
Advisor Strategic Income   ,     which she has managed since January
1987 and January 1996, respectively.    Ms. Eagle manages the high
yield investments for Advisor Strategic Income. In addition    , she
is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
   * George Fischer is Vice President and manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond
and Advisor Balanced   ,     which he has managed since October 1995
and March 1996, respectively.    Mr. Grant manages the fixed-income
investments for Advisor Balanced.     He also manages several other
Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income   's     emerging
market securities   , which he has managed since September 1997    .
Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income
analyst, research analyst   ,     and manager. Previously, he worked
as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government
Investment and Advisor Strategic Incom   e, both of which he has
managed since February 1997. Mr. Hollingsworth manages the domestic investment grade and U.S. Government investments for Advisor Strategic
Income    . He also manages    several     other Fidelity funds. Since
joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also
manages    several     other Fidelity funds. Since joining Fidelity in
1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Jonathan Short is Vice President and manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities   .     He
   has     been a co-manager of the fund since February 1997. Mr.
Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an
analyst, portfolio assistant   ,     and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, although it employes FIIOC to perform these
functions for    the     Institutional Class of each fund. UMB is
located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
As of September 30, 1997, approximately    41.85    %    and 29.83% of
each of California Municipal Income's and New York Municipal Income's
    total outstanding shares   , respectively,     were held by    an
FMR affiliate.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The value     of each fund's domestic and foreign investments
varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1996, the S&P MidCap 400 included companies with capitalizations of between $192 million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of July 31, 1997, the fund's dollar-weighted
average maturity was approximately    5.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield
   is     guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 2.2 years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
MUNICIPAL BOND FUND seeks a high level of current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately 12.4 years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately
8.6 years.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 3.4 years. CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 14.4 years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990-1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating stabilized after having been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 13.3 years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal currently intends to limit its investment in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities as judged by FMR to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or their respective counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
   FISCAL YEAR ENDED 1996 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING

                Mid   Equity   Growth   Strat   Large Equity   Balan High   Strategic High Income
S&P RATING      Cap** Growth** Opport   egic
                               unities* Opport
                                        unities
                                        ***     Cap** Income** ced*  Yield* Income*** Municipal*
(Average of total investments)
INVESTMENT GRADE
Highest
quality     AAA
High
quality      AA --    --      15.44%    6.43%          2.80%  31.90% --     40.55%     27.16%
Upper-medium
grade         A
Medium
grade       BBB --    --      --        --      --     --     3.26%  0.30%  0.57%      22.24%
LOWER QUALITY
Moderately
speculative  BB --    --      --        --      --     0.45%  0.56%  11.90% 8.33%      9.89%
Speculative   B 0.06% --      --        --      --     0.06%  1.96%  47.80% 27.31%     0.53%
Highly
speculative CCC --            --        --      --     --     0.25%  5.40%  2.20%      --
Poor quality CC --    --      --        --      --     --     --     --     --         --
Lowest
quality,
no interest   C
In default,
in arrears    D --    --      --        --      --     --     --     0.10%  --         0.38%



                Mid   Equity   Growth   Strat   Large Equity   Balan High   Strategic High Income
Moody's RATING  Cap   Growth   Opport   egic
                               unities  Opport
                                        unities
                                                Cap   Income   ced   Yield  Income    Municipal
(Average of total investments)
INVESTMENT GRADE
Highest
quality     Aaa
High quality Aa --    --       15.44%   6.43%   --    2.80%    33.87% --     39.06%    26.58%
Upper-medium
grade         A
Medium
grade       Baa --    --       --       --      --    0.02%    2.29%  0.10%  0.18%     22.72%
LOWER QUALITY
Moderately
speculative  Ba --    --       --       --      --    0.25%    0.94%  8.60%  7.21%     9.19%
Speculative   B --    --       --       0.21%   --    0.26%    2.29%  48.90% 21.31%    0.18%
Highly
speculative Caa --    --       --       --      --    --       0.12%  9.70%  3.23%     0.60%
Poor quality Ca --    --       --       --      --    --       --     0.03%  0.02%     --
Lowest
quality,
no interest   C --    --       --       --      --    --       --     --     --        --
In default,
in
arrear    --     --   --       --       --      --    --       --     -- -- --

   *     FISCAL    Y    EAR ENDED OCTOBER 31, 1996   .
   **     FISCAL    Y    EAR ENDED NOVEMBER 30, 1996   .
   ***     FISCAL YEAR ENDED DECEMBER 31, 1996   .
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.
   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO
   0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.98% OF STRATEGIC INCOME'S INVESTMENTS, AND 27.02% OF HIGH
   INCOME MUNICIPAL'S INVESTMENTS. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED
   LOWER-QUALITY SECURITIES AMOUNTED TO 0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.97% OF STRATEGIC
   INCOME'S INVESTMENTS, AND 24.84% FOR HIGH INCOME MUNICIPAL'S
INVESTMENTS.
   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, California Municipal Income,
   and     New York Municipal Income do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one
issuer and may not purchase more than 10% of the outstanding    voting
    securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund
also pays OTHER EXPENSES, which are explained on page    .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets. For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets. For Growth Opportunities and Strategic Opportunities, the fee is calculated by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, and it drops as total assets under management increase.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.
For purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rate for each fund for its most recent fiscal year end:

       GROUP                      INDIVIDUAL   TOTAL MANAGEMENT
      FEE RATE                     FUND FEE    FEE    RATE
                                     RATE

TECHNOQUANT GROWTH [A]                0.30%           0.30%              0.60%

MID CAP                               0.30%           0.30%              0.60%

EQUITY GROWTH                         0.30%           0.30%              0.61%

GROWTH OPPORTUNITIES [   B    ]       0.30%           0.30%              0.61%

STRATEGIC OPPORTUNITIES [   B    ]    0.30%           0.30%              0.48%

LARGE CAP                             0.30%           0.30%              0.60%

GROWTH & INCOME [A]                   0.30%           0.20%              0.50%

EQUITY INCOME                         N/A             N/A                0.50%

BALANCED                              0.30%           0.15%[   C    ]    0.50%

HIGH YIELD                            0.14%           0.45%              0.60%

STRATEGIC INCOME                      0.14%           0.45%              0.59%

MORTGAGE SECURITIES                   0.1   4    %    0.30%              0.4   4    %

GOVERNMENT INVESTMENT                 0.14%           0.30%              0.45%


INTERMEDIATE BOND                      0.14%    0.30%    0.45%

SHORT FIXED-INCOME                     0.14%    0.30%    0.45%

HIGH INCOME MUNICIPAL FUND             0.14%    0.25%    0.40%

MUNICIPAL BOND FUND                    0.14%    0.25%    0.40%

INTERMEDIATE MUNICIPAL INCOME          0.14%    0.25%    0.40%

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.14%    0.25%    0.40%

CALIFORNIA MUNICIPAL INCOME[A]         0.14%    0.25%    0.40%

NEW YORK MUNICIPAL INCOME              0.14%    0.25%    0.40%

[A] ESTIMATED
[   B    ] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61%
FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[   C    ] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE
THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN
0.5   0    %.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR
Far East, FIJ   ,     and FIIA. FIIA in turn has a sub-advisory
agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of each fund with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to less than 0.01%, of each fund's average net assets. OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal year ended 1997, transfer agency fees (as a percentage of average net assets) for Institutional Class of Mortgage Securities
amounted to    0.21    %. Pricing and bookkeeping fees (as a
percentage of average net assets) for Mortgage Securities amounted to
   0.04    %. These amounts are before expense reductions, if any.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
      TRANSFER AGENCY    PRICING AND
      FEES        PAID   BOOKKEEPING
                         FEES PAID

MID CAP                     0.16%    0.05%

EQUITY GROWTH               0.14%    0.02%

GROWTH OPPORTUNITIES        0.14%    0.01%

STRATEGIC OPPORTUNITIES     0.16%    0.05%

LARGE CAP                   0.16%    0.22%

EQUITY INCOME               0.14%    0.04%

BALANCED                    0.15%    0.02%

HIGH YIELD                  0.16%    0.04%

STRATEGIC INCOME            0.17%    0.06%

GOVERNMENT INVESTMENT       0.16%    0.04%

INTERMEDIATE BOND           0.14%    0.04%

SHORT FIXED-INCOME          0.15%    0.04%

UMB is the transfer and service agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income   ,     and New York
Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the Institutional Class.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                                      TRANSFER AGENCY    PRICING AND
                                      FEES PAID          BOOKKEEPING
                                                         FEES PAID

HIGH INCOME MUNICIPAL                  0.20%              0.04%

MUNICIPAL BOND                         0.31%              0.03%

INTERMEDIATE MUNICIPAL INCOME          0.17%              0.08%

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.33%              0.20%

CALIFORNIA MUNICIPAL INCOME            0.13%              0.18%

NEW YORK MUNICIPAL INCOME              0.10%              0.10%

The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio turnover rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997. These rates will vary from year to year.
The portfolio turnover rate for the fiscal year ended 1997 was
   149    % for Mortgage Securities.
The portfolio turnover rate for the fiscal year ended 1996 was 101% for Mid Cap, 76% for Equity Growth, 33% for Growth Opportunities, 151% for Strategic Opportunities, 59% for Large Cap, 78% for Equity Income, 223% for Balanced, 121% for High Yield, 119% for Strategic Income, 153% for Government Investment, 200% for Intermediate Bond, 124% for Short Fixed-Income, 49% for High Income Municipal, 35% for Municipal Bond, 35% for Intermediate Municipal Income, 62% for Short-Intermediate Municipal Income, 21% for California Municipal Income, and 17% for New York Municipal Income.
Portfolio turnover rates        vary from year to year. High turnover
rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed    at right    .
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 (checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class's shares are sold without a sales charge.
   Your s    hares    will be     purchased at the next NAV calculated
after your order is received and accepted.    Institutional Class's
    NAV is normally calculated    each business day     at 4:00 p.m.
Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also
open your account by wire as described on page    .     If there is no
account application accompanying this prospectus, call
   1-800-843-3001 or your invest    ment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
None
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.



             TO OPEN AN ACCOUNT                           TO ADD TO AN ACCOUNT

PHONE        (small solid bullet) Exchange from the same
             class of another Fidelity Advisor fund or    (small solid bullet) Exchange from the same class of another
                                                          Fidelity Advisor fund or
1-800-843-3001
OR YOUR      from another Fidelity fund account with the
             same registration,                           from another Fidelity fund account with the same registration,
INVESTMENT
PROFESSIONAL including name, address, and taxpayer ID
             number.                                      including name, address, and taxpayer ID number.







Mail
(mail_graphic) (small solid bullet) Complete and sign the
               account application. Make your check       (small solid bullet) Make your check payable to the complete name of the fund of your
               payable to the complete name of the fund
               of your choice and note                    choice and note the applicable class. Indicate your fund account the applicable class. Mail to the address
               indicated on the                           number on your check and mail to the address printed on your
               application.                               account statement.
                                                          (small solid bullet) Exchange by mail: call 1-800-843-3001 or your investment professional
                                                          for instructions.

In Person
(hand_graphic) (small solid bullet) Bring your account
               application and check to your investment  (small solid bullet) Bring your check to your investment professional.
               professional.





Wire
(wire_graphic) (small solid bullet) Call 1-800-843-3001
               to set up your account and to arrange a
               wire                                       (small solid bullet) Not available for retirement accounts.
               transaction. Not available for retirement
               accounts.                                  (small solid bullet) Wire to:
               (small solid bullet) Wire to:              Banker's Trust Co.
               Banker's Trust Co.                         Routing # 021001033
               Routing # 021001033                        Fidelity DART Depository
               Fidelity DART Depository                   Account # 00159759
               Account #00159759                          FBO: (account name)
               FBO: (account name)                        (account number)
               (account number)
                                                          Specify the complete name of the fund of your choice, note the
               Specify the complete name of the fund of
               your choice, note the                      applicable class and include your account number and your name.
               applicable class and include your new
               account number and your
               name.





Automatically
(automatic_
graphic)       (small solid bullet) Not available.        (small solid bullet) Use Fidelity Advisor Systematic Investment
                                                          Program. Sign up for this
                                                          service when opening your account, or call your investment professional to begin the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Institutional Class is the class's
NAV.
   Your shares will be sold at the next NAV calculated after your order is received and accepted. Instistutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum
balances do not apply to retirement    and Fidelity Defined Trust
    accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH        45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




PHONE          All account types except retirement (small solid bullet) Maximum check request: $100,000.
1-800-843-3001
OR YOUR        All account types                   (small solid bullet) You may exchange to the same class of other Fidelity
                                                   Advisor funds
INVESTMENT
PROFESSIONAL                                       or to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.

Mail or in
Person
(mail_graphic)
(hand_graphic) Individual, Joint Tenant, Sole
               Proprietorship, UGMA, UTMA          (small solid bullet) The letter of instruction must be signed by all persons required to
                                                   sign for transactions, exactly as their names appear on the account.
               Retirement account                  (small solid bullet) The account owner should complete a retirement distribution form. Call
                                                   1-800-843-3001 or your investment professional to request one.

               Trust                               (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the
                                                   trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

               Business or Organization            (small solid bullet) At least one person authorized by corporate resolution to act on
                                                   the account must sign the letter.

               Executor, Administrator,
               Conservator/Guardian                (small solid bullet) Call 1-800-843-3001 or your investment professional for
                                                   instructions.

Wire
(wire_graphic) All account types except retirement (small solid bullet) You must sign up for the wire feature before using it. To verify that
                                                   it is in place, call 1-800-843-3001. Minimum wire: $500.
                                                   (small solid bullet) Your wire redemption request must be received and accepted by the
                                                   transfer agent before 4:00 p.m. Eastern time for money to be wired on the next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds, by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or
revoked, see "Exchange Restrictions," page        .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND



MINIMUM    MINIMUM      FREQUENCY           SETTING UP OR CHANGING
INITIAL    ADDITIONAL

$1,000     $100         Monthly, bimonthly,
                        quarterly,          (small solid bullet) For a new account, complete the appropriate section on the application.
                        or semi-annually    (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, call
                                            1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth,
and Large Cap are distributed in December    and January    ;
   dividends for Growth Opportunities are distributed in December; dividends for Strategic Opportunities are distributed in December and
February;     dividends for Strategic Income, High Yield, Mortgage
Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its
NAV.    The mailing of distribution     checks will be   gin
within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain   s from
the Taxable Funds are distributed as dividends and     taxed as
   ordinary income;     capital gain distributions    are taxed as
long-term capital gains.
   However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are
distributed as dividends and     taxed as    ordinary income;
capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
   Every January, Fidelity will send you and the IRS a statement
showing the tax     characterization of    distributions paid to you
in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California State personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or
corporate income taxes.    Interest on indebtedness incurred to
purchase, or continued to carry, shares of California Municipal Income generally will not be deductible for California State income tax purposes.
To the extent that New York Municipal Income's income dividends are derived from state-tax free investments, they will be free from New
York State and City personal income taxes.    Corporate taxpayers
should note that New York Municipal Income's income dividends and other distributions are not exempt from New York State and City franchise or corporate income taxes. In addition, interest or indebtedness incurred to purchase, or continued to carry, shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.
During the fiscal year ended 1996, 100% of the income dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal
Income   ,     and New York Municipal Income was free from federal
income tax. During the fiscal year ended 1996, 100% of California Municipal Income's income dividends was free from California taxes, and 100% of New York Municipal Income's income dividends was free from New York taxes. During the fiscal year ended 1996, 26.36% of High Income Municipal's, 0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal Income's, and 0.09% of New York Municipal
Income   's     income dividends were subject to the federal
alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions   -    including
exchanges   -    are subject to capital gains tax. A capital gain or
loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a
fund and its investments   ,     and these taxes generally will reduce
a fund's distributions. However,    if you meet certain holding period
requirements with respect to your fund shares,     an offsetting tax
credit may be available to you. If    you do not meet such holding
period requirements, you may still be entitled to a deduction for
certain foreign taxes. In either case,     your tax statement will
show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC normally calculates Institutional Class's
NAV as of the close of business of the NYSE, normally 4:00 p.m.
Eastern time.
 A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See
"Exchange Restrictions" on page        . Purchase orders may be
refused if, in FMR's opinion, they would disrupt management of a fund. WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares    of the
Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond
Funds, you     begin to earn dividends as of the day your funds are
received.
(small solid bullet) Other Purchases: For shares of    the Bond Funds,
the Intermediate-Term Bond Funds, and Short-Term Bond Funds,     you
begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bonds Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50,
and    t    r   ading     fees of up to 1.50% on exchanges. Check each
fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
APPENDIX B
E   Q    UITY GROWTH    -     INSTITUTIONAL CLASS






Calendar year total returns+      1987     1988     1989     1990     1991     1992     1993     1994     1995     1996

EQUITY GROWTH    -
    INSTITUTIONAL CLASS           -0.57%   15.57%   44.84%   6.93%    64.71%   10.14%   15.71%   -0.04%   40.12%   16.89%

Lipper Growth Funds AverageA      3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%

S&P 500                           5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index              4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -0.5700000000000001
ROW: 2, COL: 1, VALUE: 15.57
ROW: 3, COL: 1, VALUE: 44.84
ROW: 4, COL: 1, VALUE: 6.930000000000001
ROW: 5, COL: 1, VALUE: 64.71000000000001
ROW: 6, COL: 1, VALUE: 10.14
ROW: 7, COL: 1, VALUE: 15.71
ROW: 8, COL: 1, VALUE: -0.04000000000000001
ROW: 9, COL: 1, VALUE: 40.12000000000001
ROW: 10, COL: 1, VALUE: 16.89
(LARGE SOLID BOX) EQUITY GROWTH    -     INSTITUTIONAL
CLASS
G   R    OWTH OPPORTUNITIES    -     INSTITUTIONAL CLASS






Calendar year total returns+           1988     1989     1990     1991     1992     1993     1994     1995     1996

GROWTH OPPORTUNITIES    -              33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.58%   18.30%
INSTITUTIONAL CLASS

Lipper Growth Funds AverageA           14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%

S&P 500                                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index                   4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 33.28
ROW: 3, COL: 1, VALUE: 24.14
ROW: 4, COL: 1, VALUE: -1.65
ROW: 5, COL: 1, VALUE: 42.68
ROW: 6, COL: 1, VALUE: 15.03
ROW: 7, COL: 1, VALUE: 22.17
ROW: 8, COL: 1, VALUE: 2.86
ROW: 9, COL: 1, VALUE: 33.58
ROW: 10, COL: 1, VALUE: 18.3
(LARGE SOLID BOX) GROWTH OPPORTUNITIES    -
INSTITUTIONAL CLASS
ST   R    ATEGIC OPPORTUNITIES    -     INSTITUTIONAL CLASS








Calendar year total returns+ 1987     1988     1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES    - -5.72%   22.71%   32.98% -6.59% 23.69% 13.47% 21.07% -6.35% 37.42% 1.99%
INSTITUTIONAL CLASS

Lipper Capital Appreciation
FundsB                       -0.03%   14.09%   26.60% -8.24% 39.91% 8.78%  15.68% -3.38% 30.34% 16.31%

S&P 500                      5.10%    16.61%   31.69% -3.10% 30.47% 7.62%  10.08% 1.32%  37.58% 22.96%

Consumer Price Index         4.43%    4.42%    4.65%  6.11%  3.06%  2.90%  2.75%  2.67%  2.54%  3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -6.33
ROW: 2, COL: 1, VALUE: 22.25
ROW: 3, COL: 1, VALUE: 32.6
ROW: 4, COL: 1, VALUE: -7.17
ROW: 5, COL: 1, VALUE: 23.08
ROW: 6, COL: 1, VALUE: 12.87
ROW: 7, COL: 1, VALUE: 20.44
ROW: 8, COL: 1, VALUE: -7.17
ROW: 9, COL: 1, VALUE: 37.42
ROW: 10, COL: 1, VALUE: 1.99
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES    -
INSTITUTIONAL CLASS
EQU   I    TY INCOME    -     INSTITUTIONAL CLASS








Calendar year total returns+     1987     1988     1989     1990      1991     1992     1993     1994     1995     1996

EQUITY INCOME    -
INSTITUTIONAL CLASS              -2.24%   23.23%   18.43%   -14.28%   29.81%   14.94%   18.80%   7.50%    33.49%   15.26%

Lipper Equity Income Funds
AverageC                         -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%

S&P 500                          5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index             4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -2.24
ROW: 2, COL: 1, VALUE: 23.23
ROW: 3, COL: 1, VALUE: 18.43
ROW: 4, COL: 1, VALUE: -14.28
ROW: 5, COL: 1, VALUE: 29.81
ROW: 6, COL: 1, VALUE: 14.94
ROW: 7, COL: 1, VALUE: 18.8
ROW: 8, COL: 1, VALUE: 7.5
ROW: 9, COL: 1, VALUE: 33.49
ROW: 10, COL: 1, VALUE: 15.26
(LARGE SOLID BOX) EQUITY INCOME -
INSTITUTIONAL CLASS
BA   L    ANCED    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990     1991     1992    1993     1994     1995     1996

BALANCED    -     INSTITUTIONAL CLASS     20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   15.00%   8.68%

Lipper Balanced Funds AverageD            12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%

S&P 500                                   16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer Price Index                      4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 20.89
ROW: 3, COL: 1, VALUE: 24.6
ROW: 4, COL: 1, VALUE: -2.94
ROW: 5, COL: 1, VALUE: 34.58
ROW: 6, COL: 1, VALUE: 9.199999999999999
ROW: 7, COL: 1, VALUE: 19.66
ROW: 8, COL: 1, VALUE: -5.09
ROW: 9, COL: 1, VALUE: 15.0
ROW: 10, COL: 1, VALUE: 8.68
(LARGE SOLID BOX) BALANCED    -     INSTITUTIONAL CLASS
HIGH YIELD    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990      1991     1992     1993     1994     1995     1996

HIGH YIELD - INSTITUTIONAL CLASS          17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   18.69%   13.24%

Lipper High Current Yield Funds AverageE  12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%

Merrill Lynch High Yield Master Index     13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%

Consumer Price Index                      4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 17.24
ROW: 3, COL: 1, VALUE: 3.64
ROW: 4, COL: 1, VALUE: 7.3
ROW: 5, COL: 1, VALUE: 34.94
ROW: 6, COL: 1, VALUE: 23.09
ROW: 7, COL: 1, VALUE: 20.45
ROW: 8, COL: 1, VALUE: -1.49
ROW: 9, COL: 1, VALUE: 18.69
ROW: 10, COL: 1, VALUE: 13.24
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL CLASS
STRATEGIC INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                                                                1995     1996

STRATEGIC INCOME - INSTITUTIONAL CLASS                                                      22.41%   13.04%

Lipper Multi-Sector Income Funds AverageF                                                   16.92%   11.74%

Merrill Lynch High Yield Master Index                                                       19.91%   11.06%

Consumer Price Index                                                                        2.54%    3.32%


MOR   T    GAGE SECURITIES    -     INSTITUTIONAL CLASS








Calendar year total returns+    1987    1988    1989     1990     1991     1992    1993    1994     1995     1996

MORTGAGE SECURITIES    -
    INSTITUTIONAL CLASS         2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%   5.   4    3%

Lipper U.S. Mortgage Funds
AverageG                        2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%   3.07%

Salomon Brothers Mortgage Index 4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%   5.   3    7%

Consumer Price Index            4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.930000000000001
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
GO   V    ERNMENT INVESTMENT    -     INSTITUTIONAL CLASS






Calendar year total returns+                   1988    1989     1990    1991     1992    1993     1994     1995     1996

GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS    6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.70%   2.33%

Lipper General U.S. Government Funds           6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
AverageH

Salomon Brothers Treasury/Agency Index         7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%

Consumer Price Index                           4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.57
ROW: 3, COL: 1, VALUE: 11.75
ROW: 4, COL: 1, VALUE: 8.370000000000001
ROW: 5, COL: 1, VALUE: 13.45
ROW: 6, COL: 1, VALUE: 6.48
ROW: 7, COL: 1, VALUE: 9.360000000000001
ROW: 8, COL: 1, VALUE: -3.85
ROW: 9, COL: 1, VALUE: 17.7
ROW: 10, COL: 1, VALUE: 2.33
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
   I    NTERMEDIATE BOND    -     INSTITUTIONAL CLASS






Calendar year total returns+           1987    1988    1989     1990    1991     1992    1993     1994     1995     1996

INTERMEDIATE BOND - INSTITUTIONAL
CLASS                                  2.32%   7.84%   12.11%   7.91%   15.16%   7.32%   12.08%   -2.06%   12.50%   3.70%

Lipper Intermediate Investment Grade   2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Debt Funds AverageI

Lehman Brothers Intermediate           3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Government/Corporate Bond Index

Consumer Price Index                   4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.32
ROW: 2, COL: 1, VALUE: 7.84
ROW: 3, COL: 1, VALUE: 12.11
ROW: 4, COL: 1, VALUE: 7.91
ROW: 5, COL: 1, VALUE: 15.16
ROW: 6, COL: 1, VALUE: 7.319999999999999
ROW: 7, COL: 1, VALUE: 12.08
ROW: 8, COL: 1, VALUE: -2.06
ROW: 9, COL: 1, VALUE: 12.5
ROW: 10, COL: 1, VALUE: 3.7
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
   S    HORT FIXED-INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                  1988    1989     1990    1991     1992    1993    1994     1995     1996

SHORT FIXED-INCOME - INSTITUTIONAL
CLASS                                          6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.90%    4.69%

Lipper Short Investment Grade Bond             6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Funds AverageJ

Lehman Brothers 1-3 Year                       6.34%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.14%
Government/Corporate Bond Index

Consumer Price Index                           4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.19
ROW: 3, COL: 1, VALUE: 10.31
ROW: 4, COL: 1, VALUE: 5.87
ROW: 5, COL: 1, VALUE: 13.37
ROW: 6, COL: 1, VALUE: 7.609999999999999
ROW: 7, COL: 1, VALUE: 9.49
ROW: 8, COL: 1, VALUE: -3.37
ROW: 9, COL: 1, VALUE: 9.9
ROW: 10, COL: 1, VALUE: 4.69
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
H   I    GH INCOME MUNICIPAL    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990     1991     1992     1993     1994     1995     1996

HIGH INCOME MUNICIPAL -                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.84%   3.09%
INSTITUTIONAL CLASS

Lipper High Yield Municipal Bond          11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Funds AverageK

Consumer Price Index                      4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 11.8
ROW: 3, COL: 1, VALUE: 13.09
ROW: 4, COL: 1, VALUE: 10.29
ROW: 5, COL: 1, VALUE: 12.18
ROW: 6, COL: 1, VALUE: 11.11
ROW: 7, COL: 1, VALUE: 13.79
ROW: 8, COL: 1, VALUE: -8.050000000000001
ROW: 9, COL: 1, VALUE: 16.84
ROW: 10, COL: 1, VALUE: 3.09
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS
M   U    NICIPAL BOND- INSTITUTIONAL CLASS






Calendar year total returns+          1987     1988     1989    1990    1991     1992    1993     1994     1995     1996

MUNICIPAL BOND - INSTITUTIONAL CLASS  -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   4.02%

Lipper General Municipal Debt Funds   0.94     11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
AverageL

Consumer Price Index                  4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -1.56
ROW: 2, COL: 1, VALUE: 12.3
ROW: 3, COL: 1, VALUE: 9.560000000000001
ROW: 4, COL: 1, VALUE: 6.91
ROW: 5, COL: 1, VALUE: 11.91
ROW: 6, COL: 1, VALUE: 8.93
ROW: 7, COL: 1, VALUE: 13.17
ROW: 8, COL: 1, VALUE: -8.49
ROW: 9, COL: 1, VALUE: 18.15
ROW: 10, COL: 1, VALUE: -4.02
(LARGE SOLID BOX) MUNICIPAL BOND- INSTITUTIONAL
CLASS
   I    NTERMEDIATE MUNICIPAL INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+         1987    1988    1989    1990    1991     1992    1993     1994     1995     1996

INTERMEDIATE MUNICIPAL INCOME -      2.33%   7.38%   7.79%   6.37%   9.64%    7.28%   9.94%    -5.43%   14.37%   4.15%
INSTITUTIONAL CLASS

Lipper Intermediate Municipal Debt   1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Funds AverageM

Consumer Price Index                 4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.33
ROW: 2, COL: 1, VALUE: 7.38
ROW: 3, COL: 1, VALUE: 7.79
ROW: 4, COL: 1, VALUE: 6.37
ROW: 5, COL: 1, VALUE: 9.639999999999999
ROW: 6, COL: 1, VALUE: 7.28
ROW: 7, COL: 1, VALUE: 9.94
ROW: 8, COL: 1, VALUE: -5.430000000000001
ROW: 9, COL: 1, VALUE: 14.37
ROW: 10, COL: 1, VALUE: 4.15
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
   S    HORT-INTERMEDIATE MUNICIPAL INCOME    -     INSTITUTIONAL
CLASS






Calendar year total returns+                                                                   1995    1996

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                                          8.75%   3.67%
INSTITUTIONAL CLASS

Lipper Short- Intermediate Municipal                                                           7.43%   3.53%
Debt Funds AverageN

Consumer Price Index                                                                           2.54%   3.32%


   N    EW YORK MUNICIPAL INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                                                                  1996

NEW YORK MUNICIPAL INCOME -                                                                   3.81%
INSTITUTIONAL CLASS

Lipper New York Municipal Debt Funds                                                          3.15%
AverageP

Consumer Price Index                                                                          3.32%


   +INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS, WHICH HAS NO 12B-1 FEE.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
[A] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 669 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 189 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 160 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 272 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 148 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 51 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 170 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 176 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[J] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 95 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[K] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 43 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 225 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 136 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 28 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 96 MUTUAL FUNDS WITH SIMILAR OBJECTIVES
   TECHNOQUANT IS A TRADEMARK OF FMR CORP.









 FIDELITY ADVISOR FUNDS:
 CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10....................................    Cover Page

11....................................    Cover Page

12....................................    Description of the Trust

13 a-c..............................      Investment Policies and Limitations

     d.................................   Portfolio Transactions

14 a-c..............................      Trustees and Officers

15 a-c .............................      Trustees and Officers

16 a  i..............................     FMR; Portfolio Transactions

         ii............................   Trustees and Officers

         iii...........................   Management Contracts

     b.................................   Management Contracts

     c, d.............................    Contracts with FMR Affiliates

     e.................................   Management Contracts

     f.................................   Distribution and Service Plans

     g.................................   *

     h.................................   Description of the Trust

     i.................................   Contracts with FMR Affiliates

17 a-d.............................       Portfolio Transactions

     e.............................       *

18 a.................................     Description of the Trust

     b.................................   *

19 a.................................     Additional Purchase, Exchange and Redemption
                                          Information

     b.................................   Valuation; Additional Purchase, Exchange and
                                          Redemption Information

     c.................................   *

20....................................    Distributions and Taxes

21 a, b.............................      Contracts with FMR Affiliates; Distribution and
                                          Service Plans

     c.................................   *

22 a    .............................     *

     b ................................   Performance

23....................................    Financial Statements


* Not Applicable


FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
STATEMENT OF ADDITIONAL INFORMATION
OCTOBER 31, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated October 31, 1997) for Class A, Class T, Class B, Class C, Institutional Class, and Initial Class shares (except Fidelity Advisor Municipal Bond Fund: Initial Class and Fidelity Advisor Strategic Opportunities Fund: Initial Class). Fidelity Advisor Municipal Bond
Fund: Initial Class and Fidelity Advisor Strategic Opportunities Fund:
Initial Class Prospectuses are dated February 28, 1997. Initial Class shares are available only to current Initial Class shareholders. Please retain this document for future reference. The funds' Annual Reports are separate documents supplied with this SAI. To obtain a free additional copy of a Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888 or your investment professional.

TABLE OF CONTENTS                                                               PAGE

Investment Policies and Limitations

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

Special Considerations Affecting Europe

Special Considerations Affecting Africa

Special Considerations Affecting New York

Special Considerations Affecting California

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trusts

Financial Statements

Appendix


ACOM-ptb-0   297-0    1
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
GROWTH FUNDS
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor California Municipal Income Fund
INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited
(FI   IA    (U.K.   )L    )
Fidelity Investments Japan Limited (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENTS
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
(Class A, Class T, Class B,    Class C,     and Institutional Class
-     Taxable Funds)
UMB Bank, n.a. (UMB) (Class A, Class T, Class B,    Class C,
Institutional Class, and Initial Class    -     Municipal Funds)
Fidelity Service Company, Inc. (FSC) (Initial Class    -     Taxable
Funds)
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
TECHNOQUANTTM GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
INTERNATIONAL CAPITAL APPRECIATION FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
OVERSEAS FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
GROWTH & INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
EQUITY INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
BALANCED FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
EMERGING MARKETS INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
HIGH YIELD FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
STRATEGIC INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
MORTGAGE SECURITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or
guaranteed by the United States    g    overnment, its agencies or
instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
GOVERNMENT INVESTMENT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940.
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
INTERMEDIATE BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
SHORT FIXED-INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
HIGH INCOME MUNICIPAL FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
MUNICIPAL BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
For purposes of limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed
by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures contracts and options, see the section entitled "Limitations on Futures and Options Transactions" on page .
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    g    overnment or any of its
agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
NEW YORK MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
CALIFORNIA MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transaction, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP A FUND ACHIEVE ITS GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.
A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DIRECT INVESTMENT IN MORTGAGES. Although Mortgage Securities has no current intention to invest directly in mortgages, it may in the future invest up to 10% of the value of total assets directly in mortgages securing residential real estate. These mortgages are normally available from lending institutions which group together a number of mortgages (usually 10 to 50) for resale and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. The vendor of such mortgages receives a fee from the fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, these constitute direct investment in mortgages inasmuch as the fund, rather than a financial intermediary, becomes the mortgagee. At present, such investments are considered to be illiquid by FMR. The fund will invest in such mortgages only if FMR has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that purchase of the mortgages should not present a significant risk of loss to the fund. EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FANNIE MAES AND FREDDIE MACS are pass-through securities issued by the Fannie Mae and the Federal Home Loan Mortgage Corporation (FHLMC), respectively. Fannie Mae and FHLMC, which guarantee payment of interest and principal on Fannie Maes and Freddie Macs, are federally chartered corporations supervised by the U.S. Government and acting as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These would include those obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investor Service (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counter-party desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund (except International Capital Appreciation) has filed and International Capital Appreciation Fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Each fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. A mortgage-indexed security, for example, could be synthesized to replicate the performance of mortgage securities and the characteristics of direct ownership. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate
levels    -     rising when prevailing short-term interest rates fall,
and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if: (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities, (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50% of its assets located in the country. LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. A fund may purchase lower-quality debt securities that have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders. LOWER-QUALITY MUNICIPAL SECURITIES. A fund may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders. MORTGAGE-BACKED SECURITIES. A fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage. SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange (NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest
expense   s    , in connection with opening, maintaining, and closing
short sales.
   SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOVEREIGN DEBT OBLIGATIONS. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
TENDER OPTION BONDS are created by coupling an intermediate    -
    or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice. In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
WARRANTS are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
A broker-dealer creates a DERIVATIVE ZERO by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.
The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation
(FICO) can also be separated in this fashion. ORIGINAL ISSUE ZEROS are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.
SPECIAL CONSIDERATIONS AFFECTING CANADA
Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nations' securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties, as well as the economic slowdown in the United States. Following the referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate.
The U.S.    -     Canada Free Trade Agreement which became effective
in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market. Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many other state-owned enterprises. The major state ownership remaining is in the oil sector and the electricity sector. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery that had begun gathered strength by late 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil has been able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition into the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reduction reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth slowed while inflation moderated.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the peso's convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-World War II history, and this commitment is seen as the key to the country's economic stability.
Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1997 depend on the adoption of a credible exchange rate policy, the removal of controls, strengthening the fiscal position through measures such as privatization, and addressing the problems of the banking sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina   $38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND
SOUTHEAST ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth may likely moderate in several of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economies in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
Hong Kong's impending return to Chinese dominion on July 1, 1997, has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related business.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade with the industrial segment leading the way. China's economic growth itself has been characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures, causing inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Foreign trading is limited to a special class of shares (Class B) which were created for that purpose, and the government must approve sales of Class B shares among foreign investors.
China is greatly dependent on foreign trade, particularly with Japan, the United States, and Germany. If political events become severe in China, there is always the danger that the United States or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. In addition, the strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. A tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports in 1995 served to discourage foreign investment and has contributed to lower prices for Class B shares. However, due to lax enforcement of regulatory policies, Class B shares have been opened to local investors and their prices roughly doubled in November 1996.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea.
Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly and the Suharto regime is attempting to move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established, fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing, Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. This led to major bankruptcies in the financial sector that have continued through the end of 1996. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 helped the recovery to continue. Confidence in the financial system has begun to improve somewhat with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus. In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the European Union, but also from the slump in world mineral prices and from the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $183

Indonesia     66

Korea         182

Malaysia      223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on
Performance beginning on page .
REAL GDP ANNUAL RATE OF GROWTH 1995
China                10.2%

Hong Kong            5.0

India                6.2

Indonesia            8.1

Japan                0.9

Korea                9.0

Malaysia             9.6

Philippines          4.8

Singapore            8.9

Taiwan               6.4

Thailand             8.6

Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers, promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1997. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macroeconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, but political instability in 1996 dampened prospects for a quick economic recovery. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina. Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland       0.7

United Kingdom    2.4

Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
Africa is a continent of roughly 50 countries with a total population of over 700 million people. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as
Burkina Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
SPECIAL CONSIDERATIONS AFFECTING NEW YORK
The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this
SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
The State and the City are each facing serious financial difficulties and have each experienced recent declines in their credit standings.
S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.
ECONOMIC FACTORS. New York is the third most populous state in the nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. Travel and tourism constitute an important part of the State's economy. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state).
Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. From 1977 to its 1988 peak, the finance, insurance and real estate sectors rose to 55%, to account for 23% of total earnings in the City and 14% Statewide (compared to 7% nationwide). The finance sector's growth was a catalyst for the New
York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then-rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).
During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993 and the State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. According to assumptions contained in the State financial plan for fiscal year 1995-1996 issued on July 25, 1996 (the 1996-97 State Financial Plan), employment is projected to continue to grow modestly during 1996 and 1997, and although the rate of increase is expected to be slightly above the rate experienced in 1995, it is expected to be below the rate experienced in 1994. The Third-Quarter Update to the 1996-97 State Financial Plan issued on January 14, 1997 (the "Third-Quarter Update") reflects stronger than expected growth during the first half of calendar year 1996 and continues to project overall employment growth at a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government and restructuring in the health care and financial sectors. Actual receipts through the first two quarters of the State 1996-97 fiscal year reflected a stronger-than-expected growth in most tax receipts
(by approximately $250 million) and actual disbursements during the same period were approximately $415 million less than projected. The 1996-97 State Financial Plan was revised along with the release of the Third-Quarter Update and the Governors Executive Budget for the
1997-98 fiscal year released on January 14, 1997 (the "1997-98
Executive Budget"). The General Fund Financial Plan, as revised, continues to be balanced and would have shown an operating surplus of $1.3 billion but for certain tax reduction actions which were implemented on January 1, 1997 to help finance 1997-98 spending requirements.
Notwithstanding the State budget for fiscal year 1996-97 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1996-97 State Financial Plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. The net impact of these and other factors is expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for future fiscal years. Additionally, uncertainties with regard to both the economy and potential decisions to be made at the federal level add further pressure on the balanced budget outlook for fiscal year
1996-97 and fiscal years beyond. For example, various proposals relating to federal tax and spending policies may have a significant impact on the State's financial condition in fiscal year 1996-97 and subsequent fiscal years.
Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. The 1996-97 State Financial Plan is based upon forecasts of national and State economic activity.
As all State financial plans are based upon forecasts of national and State economic activity, it should be noted that many uncertainties exist in forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.
The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii)
increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.6 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken.
While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.
THE STATE. As noted above, the financial condition of the State is affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels. The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from fiscal year1986-87 to fiscal year1990-91, and reached a then-record $6.265 billion (audited) by
March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation
(LGAC). The General Fund showed an operating surplus of $914 million
(on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the
State's fiscal year. The State ended its fiscal year 1994-95 reporting a General Fund operating deficit of $1.426 billion, primarily due to changes in accounting methodologies used by the State Comptroller and the use of $1.026 billion of the fiscal year 1993-94 cash surplus to fund operating expenses in fiscal year 1994-95. These factors were offset by net proceeds of $315 million of bonds issued by LGAC. Actual receipts reported fell short of original projections, primarily in the categories of business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees. Total expenditures for fiscal year 1994-95 increased $2.083 billion, or 6.7% over the prior fiscal year.
On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget, again adopting such budget more than two months after the beginning of the State's fiscal year. Both the enacted budget bills for 1995-96 and the 1995-96 State Financial Plan included reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The
1995-96 budget also projected an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and included the phase-in of a three-year reduction in the State's personal income tax. The State ended its 1995-96 fiscal year with a General Fund surplus, showing a balance of $287 million, which was an increase of $129 million from the prior fiscal year. Revenues exceeded projections by $270 million and spending for social service and all other programs was $175 million lower than forecast. General Fund receipts reflected a decrease of 1.1% from levels of the prior fiscal year.
The State's budget for the 1996-97 fiscal year was enacted by the legislature on July 13, 1996, more than three months after the beginning of such fiscal year. The adopted budget for 1996-97 projects a year-over-year increase in General Fund disbursements of 0.2%, and increases General Fund spending by $842 million, primarily for increased costs for education, special education and higher education, community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased projected revenues for 1996-97 based on higher than projected tax collections during the second half of the prior fiscal year, $110 million in projected receipts from a new State tax amnesty program and other resources, including certain non-recurring resources. The total amount of such non-recurring resources (sometimes referred to as "one-shots") included in the
1996-97 State budget is projected to be $1.3 billion, or 3.9% of total General Fund receipts.
The 1997-98 Executive Budget, which is expected to be revised on or about February 14, 1997, contains financial projections for the
State's 1998-99 and 1999-2000 fiscal years and detailed estimates of receipts, among other items. The 1997-98 Executive Budget projects a balance on a cash basis in the General Fund and reflects a continuing strategy of substantially reduced State spending including social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the current fiscal year, and total General Fund disbursements are projected to be $33.84 billion, a decrease of $56 million from spending totals projected for the current fiscal year. The 1997-98 Executive Budget identifies a
$2.3 billion budget gap, which it proposes to close primarily through spending reductions and medicaid cost containment measures, the use of a portion of the projected 1996-97 budget surplus and other actions. Even if all spending and tax cuts contained in the State budget for fiscal year 1996-97 are successfully implemented, resulting in a balanced budget for fiscal year 1996-97, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures.
The State's budget for fiscal year 1996-97 and future fiscal years may be materially adversely impacted by future changes to federal entitlement programs either not foreseen or inaccurately forecast at the time such budget was enacted. Recent changes at the federal level and uncertainties stemming from such changes continue to represent significant risk to the efficacy of the State's fiscal year 1996-97 budget, since federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure
requirements on affected localities. On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with
Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program (TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant. On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan, and the Governor has introduced legislation necessary to conform with federal law. States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurance that the
Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law. Certain major budgetary considerations affecting the State are outlined below.
REVENUE BASE. The State's principal revenue sources are economically sensitive, and include the personal income tax (52% of fiscal year 1995-96 General Fund receipts and estimated to be approximately 53% of fiscal year 1996-97 General Fund receipts), user taxes and fees (20%
of both fiscal year 1995-96 and estimated 1996-97 General Fund receipts), and business taxes (15% and 14%, respectively, of fiscal year 1995-96 and estimated fiscal year 1996-97 General Fund tax receipts). Uncertainties in taxpayer behavior as a result of actual and proposed changes in federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years
1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred.
Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since
1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.
A significant risk to the 1996-97 State Financial Plan arises from proposed tax legislation in the U.S. Congress. Changes to the federal tax treatment of capital gains, if made, are likely to flow automatically to the State personal income tax. Such changes, depending upon their precise character and timing, as well as taxpayer response, could produce revenue loss during the remainder of the
State's 1996-97 fiscal year.
STATE DEBT. The State has the heaviest debt burden of any state (with nearly $5.05 billion of long-term general obligations, $5.28 billion of LGAC debt and $20.34 billion of lease-purchase or other contractual debt outstanding as of March 31, 1996), and debt service costs absorb a large share of the State's budget. As of March 31, 1996, the State is also obligated with respect to nearly $6.46 billion for statutory moral obligations for nine of its Authorities and for guarantees of
$315 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Spring borrowing has not been included in a State Financial Plan since the 1994-95 State Financial Plan. The 1994-95 fiscal year was the first year in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.
BUDGETARY FLEXIBILITY. A significant portion of the State's General
Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically. Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General
Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future fiscal years. The 1996-97 State Financial Plan contains actions of a non-recurring nature including the use of certain surplus funds available from the Medical
Malpractice Insurance Association (MMIA) (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately $222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other actions (approximately $314 million). It has been reported that certain health care providers are considering a challenge to the State's rights to the MMIA surplus revenues, totaling approximately $1.3 billion.
LABOR COSTS. The State government workforce is mostly unionized, subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.
PUBLIC ASSISTANCE. The State has the second largest number of persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries. The budget adopted for fiscal year 1996-97 includes reduction in disbursements for public assistance.
MEDICAID. The State participates in the federal Medicaid program under a State plan approved by the Health Care Financing Administration. Currently, the federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget adopted for fiscal year 1996-97 includes reductions in spending for Medicare. Cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.
THE STATE AUTHORITIES. The State's Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The
New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1995, the date of the latest available data, there were 17 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or
State-guaranteed debt) then totaled approximately $73.45 billion. As of March 31, 1996, aggregate public authority debt outstanding as State-supported was approximately $30.67 billion and State-related debt was approximately $38.26 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The
State has budgeted operating assistance of approximately $1.09 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1996-97. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.
The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the
New York metropolitan area. An affiliated agency, the Triborough
Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year capital program subject to approval by the MTA Capital Program Review Board. State legislation accompanying the State's budget for fiscal year 1996-97 authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the
1995 through 1999 calendar years (the "1995-1999 Capital Program").
The 1995-1999 Capital Program assumes the issuance of an estimated
$5.1 billion in bonds under this $6.5 billion aggregate bonding authority. If the 1995-1999 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating Support upon a system of State, local government and TBTA support, and, to the extent available, federal assistance (including loans, grants and operating subsidies). If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may seek additional State assistance, raise fares or take other actions. No assurance can be given that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.
THE CITY. The City has required, and continues to require, significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York
(MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the federal and State governments.
The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the
City to assume the local share of public assistance and Medicaid costs. For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles (GAAP). While the City has had GAAP operating surpluses during the 1980's, the City has experienced ongoing and growing financial difficulties, primarily related to the impact of the 1989-1992 recession on the local economy (reducing revenues from most major taxes and increasing public assistance and Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates.
To address substantial budget gaps occurring as a result of these difficulties, the City has implemented gap-closing programs in recent fiscal years, which relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next and the
City budget adopted for fiscal year 1996 reduced City-funded spending for the second consecutive year. The City budget adopted for fiscal year 1997 (the "1997 City Budget") continues the trend of reduced City-funded spending for the third consecutive year.
Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps. The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years revised and published on
November 14, 1996 (the "1997-2000 Financial Plan"). The 1997-2000
Financial Plan projects substantial budget gaps (approximately $1.2 billion, $2.1 billion and $3.0 billion) for each of the 1998 through 2000 fiscal years, and assumes additional programs to reduce expenditures and to increase revenues to close such projected budget gaps. The City's projections set forth in the 1997-2000 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases, the cooperation of the City's municipal unions, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief, and the impact on City revenues of proposals for federal and State welfare reform. No assurance can be given that the assumptions used by the City in the 1997-2000 Financial Plan will be realized. Further, cost-containment assumptions contained in both the 1997-2000 Financial Plan and the 1997 City Budget may be significantly adversely affected by the changes which may result from the adoption of the State's fiscal year 1996-97 budget as well as from recent changes occurring at the federal level with respect to various social spending programs. Additionally, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years.
The 1997 City Budget identifies a $2.6 billion budget gap which it attempts to close by implementing a variety of actions, including an approximate $1.2 billion reduction in City spending for a variety of services and programs, a renewal of the 12.5% personal income tax surcharge, and the use of non-recurring measures estimated to provide approximately $1.4 billion in one-time savings. The City's budget for fiscal year 1997 has been the subject of substantial criticism, questioning, among other things, the capacity of the City to generate future revenues sufficient to meet expected expenditure increases and to provide necessary municipal services. Such criticism has also noted the City's reliance on non-recurring resources to close budget gaps and has charged that the City has made no progress in achieving structural balance.
The City Budget for the fiscal year 1997, like all City budgets, is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, one of the key items contained in the 1997 City Budget was the sale of the City's water system for approximately $2.3 billion. This plan has been hotly contested since it was announced, has been the focus of several lawsuits and has been ruled illegal by both the lower and the Appeals Court. It is unclear whether a final appeal will be sought. Further, the 1997 City Budget and the 1997-2000 Financial Plan reflect the costs of tentative settlements with a coalition of municipal unions which together represent approximately 2/3 of its workforce. There can be no assurance that such proposed settlement will be ratified. In addition, certain proposals may be offset by various State and federal legislation which could mandate levels of nature in recent years to finance its General Fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling state assets, reimbursing past General Fund expenditures by the issuance of
Authority debt and deferring payment for expenditures to future fiscal years. The 1996-97 State Financial Plan contains actions of a non-recurring nature including the use of certain surplus funds available from the MMIA (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately
$222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other actions (approximately
$314 million). It has been reported that certain health care providers are considering a challenge to the State's rights to the MMIA surplus revenues, totaling approximately $1.3 billion. In addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1997 City Budget and the 1997-2000 Financial Plan. In addition, the 1997-2000 Financial Plan anticipates the receipt of substantial amounts of
Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.
The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.2% of total revenues in fiscal year 1997 while federal aid, including categorical grants, will provide 11.5% in fiscal year 1997 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1997. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1997), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates.
The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, S&P lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1996 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. S&P also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile. On February 28, 1996, Fitch Investors Service, L.P., placed the City's general obligation bonds on Fitch Alert with negative implications.
The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994, $2.2 billion in fiscal year 1995 and $2.4 billion in fiscal year 1996. Current projections do not forecast a need for seasonal financing for fiscal year 1997. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is unlikely that such proceeds will become available for capital improvements, because, as discussed above, the legality of the sale of the water system has been successfully challenged in the lower and the intermediate appeals court. In the event such proceeds are not available, the City will be required to find alternative sources of funding or to reduce the capital program by a corresponding amount.
In November 1993, the voters approved a proposed charter whereby
Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.
OTHER LOCALITIES. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter. Fiscal difficulties experienced by the City of
Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990.
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
CONSTITUTIONAL LIMITATIONS ON TAXES, OTHER CHANGES AND APPROPRIATIONS LIMITATION ON PROPERTY TAXES. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of local governments and districts are limited by
Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of AD VALOREM property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% AD VALOREM tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of
Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through AD VALOREM property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any
"special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use. LIMITATIONS ON OTHER TAXES, FEES AND CHARGES. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to
Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.
Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994, must be approved by a majority vote within two years.
Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of
Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property-related service." All new and existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property-related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property-related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property-related" for purposes of Article XIIID), no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.
The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.
APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but " proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB
appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor; (3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1996-97 Budget provided for State appropriations more than $7.0 billion under the limit for fiscal year 1996-97.
OBLIGATIONS OF THE STATE OF CALIFORNIA
As of    August     1, 1997, the State had approximately $17.   8
billion of general obligation bonds outstanding (including $   1.0
b    illion of commercial paper notes which were intended to be
refinanced by future bond sales), and $   8.3     billion remained
authorized but unissued. In addition, the State had    outstanding
    lease-purchase obligations, payable from the State's General Fund,
of approximately $6.   2     billion   , and $1.8 billion authorized
and unissued    . State voters approved about $6.4 billion of new
bonds in two elections in 1996. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In fiscal year
199   6    -9   7    , debt service on general obligation bonds and
lease-purchase debt was approximately 5.   0    % of General Fund
revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.
ECONOMY
The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 32 million, it now represents over 12% of the total U.S. population. Total personal income in the State, at an estimated
$   810     billion in 199   6    , accounts for more than 12% of all
personal income in the nation. Total employment in 1995 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since the start of 1994; pre-recession job levels were reached in early 1996. Unemployment, while higher than the national average, came down significantly from the January 1994 peak of 10%. Economic indicators show a steady recovery underway in California since the start of 1994 particularly in export-related industries, services, electronics, entertainment and tourism, although the residential housing sector has been weaker than in previous recoveries. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1994-95 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available.
Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past four years, as the recession cut revenues and created a deficit), the State has budgeted to maintain the SFEU at around 3% of General
Fund expenditures.
Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition
13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of fiscal year 1990-91 until fiscal year 1995-96, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The
State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General
Fund. These structural concerns will continue in future years; in particular, it is anticipated that there will be a need to increase capital and operating costs of the correctional system in response to a "Three Strikes" law enacted in 1994 which mandates life imprisonment for certain felony offenders.
RECENT BUDGETS. As a result of these factors, among others, from the late 1980s until 1992-93 the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in
the SFEU approaching $2.8 billion at its peak at June 30, 1993.    For
several years    , each budget required multibillion dollar actions to
bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and
Governor eventually agreed on a number of different steps to produce
Budget Acts in the years 1991-92 to 199   4    -9   5    ,
   (although not all these actions were taken in each year):
(small solid bullet) significant cuts in health and welfare program expenditures;
(small solid bullet) transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;
(small solid bullet) transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;
(small solid bullet) reduction in growth of support for higher education programs, coupled with increases in student fees;
(small solid bullet) revenue increases (particularly in the fiscal year 1991-92 budget), most of which were for a short duration;
(small solid bullet) increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and
(small solid bullet) various one-time adjustment and accounting changes.
   The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results, with revenues equaling or exceeding expenditures starting in fiscal year 1992-1993.
As a result, the accumulated budget deficit of about $2.8 billion was eliminated by June 30, 1997, when the State showed a positive balance of about $408 million, on a budgetary basis, in the SFEU.
   A consequence of the accumulated budget deficits in the early
1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the
State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. For a two-month period in the summer of 1992, pending adoption of the annual Budget Act, the State was forced to issue registered warrants (IOUs) to some of its suppliers, employees and other creditors. The last of these deficit notes was repaid in April, 1996.
   The 1995-96 and 1996-97 Budget Acts reflected significantly improved financial conditions, as the State's economy recovered and tax revenues soared above projections. Over the two years, revenues averaged about $2 billion higher than initially estimated. Most of the additional revenues were allocated to school funding, as required by Proposition 98, and to make up shortfalls in federal aid for health and welfare costs and costs of illegal aliens. The budgets for both these years showed strong increases in funding for K-14 public education, including implementation of initiatives to reduce class sizes for lower elementary grades to not more than 20 pupils. Higher education funding also increased. Spending for health and welfare programs was kept in check, as previously-implemented cuts in benefit levels were retained.
   The final results for fiscal year 1996-97 showed General Fund revenues of $49.2 billion and expenditures of $48.9 billion. The improved revenues allowed the repayment of the last of the recession-induced budget deficits; the SFEU had a balance of $408 million on a budgetary basis ($281 million on a cash basis) as of June 30, 1997, the first significant positive balance in the decade. In 1996-97, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes which matured on June 30, 1997, and did not require any external borrowing over the end of the fiscal year.
   Fiscal Year 1997-98 Budget. With continued strong economic recovery and surging tax receipts, the State entered the 1997-98 Fiscal Year in the strongest financial position in the decade. However, in May 1997, the California Supreme Court ruled that the State had acted illegally in 1993 and 1994 by using a deferral of payments to the Public
Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.235 billion, which was made in late July, 1997, and substantially "used up" the expected additional revenues for the fiscal year.
   On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act assumes General Fund revenues and transfers of $52.5 billion, and contains expenditures of $52.8 billion. As a result, the budget reserve (SFEU) is reduced to an estimated $112 million at June 30, 1998. The Budget Act also contains $14.4 million of Special Fund expenditures. Following enactment of the Budget Act, the State plans to carry out its normal annual cash flow borrowing, totaling $3.0 billion to mature June 30, 1998.
   The 1997-98 Budget Act provides another year of rapidly increasing funding for K-14 public education. Total General Fund support will reach $5,150 per pupil, more than 20% higher than the recession-period levels which were in effect as late as fiscal year 1993-94. The $1.75 billion in new funding will be spent on class size reduction and other initiatives, as well as fully funding growth and cost of living increases. Support for higher education units in the State also increased by about 6 percent. Because of the pension payment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. These included additional assistance to local governments, state employee raises, and funding of a bond bank.
   Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996.
The new State program, called "CalWORKs," to become effective January
1, 1998, will emphasize programs to bring aid recipients into the workforce. As required by federal law, new time limits will be placed on receipt of welfare aid. Grant levels for 1997-98 remain at the reduced, prior years' levels.
   Although, as noted, the 1997-98 Budget Act projects a budget reserve in the SFEU of $112 million on June 30, 1998, the General Fund fund balance on that date also reflects $1.25 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. the 1997-98 Budget Act contained a $200 million appropriation from the General Fund toward this settlement.
The State's financial difficulties for the past budget years and other factors noted above will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which are currently assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and
"A+" from Fitch.    There can be no assurance that such ratings will
be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the state of California, and that there is no obligation on the part of the state to make payment on such local obligations in the event of default. OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately
$3   6.6     billion in fiscal year 199   6    -9   7     (over 70% of
General Fund expenditures) and has been budgeted at $3   8.8
billion for fiscal year 199   7    -9   8    , including the effect of
implementing reductions in certain aid programs. To reduce State
General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of
   annual     property tax revenues to school districts, representing
reversal of the post-Proposition 13 "bailout" aid.
To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. A number of counties both rural and urban, have indicated that their budgetary condition is extremely serious. At the start of fiscal year 1995-96, Los Angeles County ("L.A. County") the largest county in the State, was forced to impose significant cuts in services and personnel, particularly in the health care system, in order to balance its budget. L.A. County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much reduced means. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress,
although none has threatened bankruptcy   .
   Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce.
Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKS system on local governments is still unknown.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development
Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the
State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.
Limitations on AD VALOREM property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity.
In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions.
Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and
XIIID of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these provisions, or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes.
It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
SPECIAL FACTORS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase.
Manufacturing is the largest sector in the economy accounting for
$17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers,
microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8%
cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995. The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory
restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the
government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from
Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in
Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv)
does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to
85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of
depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year, (i) 80% or more of its gross income from sources within Puerto Rico, and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.
Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management
Contract   s    "), the sub-advisers are authorized to place orders
for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction;
the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and for equity funds arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and
the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto
(such as clearance and settlement). The selection of such
broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff
(for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL
was converted to an unlimited liability company and assumed the name
FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For Mortgage Securities, the investment activities described herein are likely to result in the fund engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the fund will have a higher turnover rate, and thus a higher incidence of short-term capital gains taxable as ordinary income, than might be expected from investment companies that invest substantially all of their funds on a long-term basis.
For the fiscal period   s     ended 1997    and 1996,     Mortgage
Securities portfolio turnover rate was    149    %    and 221%
respectively    . For the fiscal periods ended 1995 and 1996,
respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.
FUND                                  FISCAL PERIOD ENDED   1995    1996

TechnoQuant Growth                    November 30           n/a      >200%*

Overseas                              October 31             47%     82%

Mid Cap                               November 30           n/a      101%**

Equity Growth                         November 30            97%     76%

Growth Opportunities                  October 31             39%     33%

Strategic Opportunities               December 31            142%    151%

Large Cap                             November 30           n/a      59%**

Growth & Income                       November 30           n/a      <200%*

Equity Income                         November 30            80%     78%

Balanced                              October 31             297%    223%

Emerging Markets Income               December 31            305%    410%

High Yield                            October 31             112%    121%

Strategic Income                      December 31            193%    119%

Government Investment                 October 31             261%    153%

Intermediate Bond                     November 30            189%    200%

Short Fixed-Income                    October 31             179%    124%

High Income Municipal                 October 31             37%     49%

Municipal Bond                        December 31            72%     35%

Intermediate Municipal Income         November 30            53%     35%

Short-Intermediate Municipal Income   November 30            80%     62%

New York Municipal Income             October 31             0%      17%

California Municipal Income           October 31            n/a      21%**

* Estimated 1997 turnover rate
** Annualized
The following tables show the brokerage commissions paid by Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, and Strategic Income. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage commissions paid to NFSC and FBS (formerly FBSL) for the past three fiscal years. The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through NFSC and FBS for the fiscal year ended 1996. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1996. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; NFSC and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC is a result of the low commission rates charged by NFSC. The other funds paid no brokerage commissions for the fiscal years ended
1994 through 1996. M   ortgage Sec    urities paid no brokerage
commissions for the fiscal year ended 1997   , 1996 and 1995    .

                          FISCAL PERIOD   TOTAL          TO NFSC       TO FBS
                          ENDED           AMOUNT PAID

OVERSEAS                  October 31

1996                                       $ 2,828,416   $ 15,499      $ 169,534

1995                                        1,420,464      5,926         142,450

1994                                        1,601,660      685           0

MID CAP                   November 30

1996                                        280,816        72,019        0

EQUITY GROWTH             November 30

1996                                        3,252,297      820,661       9,780

1995                                        2,185,589      862,434       2,034

1994                                        2,086,370      729,903       0

GROWTH OPPORTUNITIES      October 31

1996                                        6,894,871      1,513,633     74,768

1995                                        6,189,975      1,793,388     9,682

1994                                        3,589,080      1,368,574     0

STRATEGIC OPPORTUNITIES   December 31

1996                                        1,107,012      257,886       0

1995                                        1,138,485      217,580       0

10/1/94-12/31/94                            403,617        70,465        96

10/1/93-9/30/94                             1,166,854      151,233       0

LARGE CAP                 November 30

1996                                        31,692         8,248         0

EQUITY INCOME             November 30

1996                                        2,634,183      685,839       0

1995                                        1,410,440      549,549       7,528

1994                                        827,499        290,182       0

BALANCED                  October 31

1996                                        7,090,976      1,476,330     61,240

1995                                        8,952,888      2,249,157     122,777

1994                                        7,338,038      1,104,577     0

EMERGING MARKETS INCOME   December 31

1996                                        0              0             0

1995                                        11,820         0             0

1994                                        0              0             0

HIGH YIELD                October 31

1996                                        139,187        1,507         0

1995                                        123,145        3,958         0

1994                                        0              0             0

STRATEGIC INCOME          December 31

1996                                        0              0             0

1995                                        152            0             0

1994                                        0              0             0



                          FISCAL PERIOD   % OF           % OF               % OF          % OF
                          ENDED 1996      COMMISSIONS    TRANSACTIONS       COMMISSIONS   TRANSACTIONS
                                          PAID TO NFSC   EFFECTED THROUGH   PAID TO FBS   EFFECTED THROUGH
                                                         NFSC                             FBS

OVERSEAS                  October 31       0.55%          1.96%              5.99%         7.99%

MID CAP                   November 30      25.68%         35.14%             0.00%         0.00%

EQUITY GROWTH             November 30      25.24%         35.56%             0.30%         0.15%

GROWTH OPPORTUNITIES      October 31       21.96%         32.76%             1.08%         0.62%

STRATEGIC OPPORTUNITIES   December 31      23.30%         30.55%             0.00%         0.00%

LARGE CAP                 November 30      26.02%         37.32%             0.00%         0.00%

EQUITY INCOME             November 30      26.03%         40.25%             0.00%         0.00%

BALANCED                  October 31       20.82%         32.90%             0.86%         0.61%

EMERGING MARKETS INCOME   December 31      0.00%          0.00%              0.00%         0.00%

HIGH YIELD                October 31       1.08%          1.98%              0.00%         0.00%

STRATEGIC INCOME          December 31      0.00%          0.00%              0.00%         0.00%



                          FISCAL PERIOD   AMOUNT PAID TO FIRMS    TOTAL AMOUNT OF
                          ENDED 1996      PROVIDING RESEARCH*     TRANSACTIONS ON WHICH
                                                                  COMMISSIONS WERE PAID

OVERSEAS                  October 31       $ 2,431,734             $ 1,240,865,595

MID CAP                   November 30       161,428                 100,269,755

EQUITY GROWTH             November 30       2,246,930               2,069,366,778

GROWTH OPPORTUNITIES      October 31        6,363,933               6,472,339,765

STRATEGIC OPPORTUNITIES   December 31       870,328                 995,680,016

LARGE CAP                 November 30       15,483                  13,093,107

EQUITY INCOME             November 30       1,654,417               1,285,537,976

BALANCED                  October 31        6,711,713               5,583,982,528

EMERGING MARKETS INCOME   December 31       0                       0

HIGH YIELD                October 31        122,322                 42,560,879

STRATEGIC INCOME          December 31       0                       0


* The provision of research services was not necessarily a factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
GROWTH AND GROWTH & INCOME FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
TAXABLE BOND FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MUNICIPAL BOND FUNDS. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's net asset value (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state and, if applicable, city income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and, where applicable, state income tax laws for 1997. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                  If individual tax-exempt yield is:

                  2.00%                                3.00%   4.00%   5.00%   6.00%   7.00%   8.00%



Taxable Income*                  Federal
                                 Marginal

Single Return     Joint Return   Rate**     Then taxable equivalent yield is:




$ 0 -         $ 24,650    $ 0 -         $ 41,200     15.0%    2.35%    3.53%    4.71%    5.88%    7.06%    8.24%     9.41%


$ 24,651 -    $ 59,750    $ 41,201 -    $ 99,600     28.0%    2.78%    4.17%    5.56%    6.94%    8.33%    9.72%     11.11%


$ 59,751 -    $ 124,650   $ 99,601 -    $ 151,750    31.0%    2.90%    4.35%    5.80%    7.25%    8.70%    10.14%    11.59%


$ 124,651 -   $ 271,050   $ 151,751 -   $ 271,050    36.0%    3.13%    4.69%    6.25%    7.81%    9.38%    10.94%    12.50%


$ 271,051 -   +           $ 271,051 -   +            39.6%    3.31%    4.97%    6.62%    8.28%    9.93%    11.59%    13.25%



* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
NEW YORK MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal, state, and city taxes for 1997.
1997 TAX RATES
Taxable Income*


Single Return         Joint Return         Federal    New York    New York    Combined            Combined
                                           Marginal   State       City        Federal and State   Federal, State, and
                                           Rate       Marginal    Marginal    Effective           Local
                                                      Rate        Rate        Rate**              Effective Rate**



$ 24,651 -    $ 25,000    $ 41,201 -    $ 45,000     28.0%    6.85%    3.76%    32.93%    36.02%

$ 25,001 -    $ 50,000    $ 45,001 -    $ 90,000     28.0%    6.85%    3.82%    32.93%    36.07%

$ 50,001 -    $ 59,750    $ 90,001 -    $ 99,600     28.0%    6.85%    3.88%    32.93%    36.12%

$ 59,751 -    $ 124,650   $ 99,601 -    $ 151,750    31.0%    6.85%    3.88%    35.73%    38.78%

$ 124,651 -   $ 271,050   $ 151,751 -   $ 271,050    36.0%    6.85%    3.88%    40.38%    43.21%

$ 271,051 -   +           $ 271,051 -   +            39.6%    6.85%    3.88%    43.74%    46.41%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997

   If your combined federal, state, and local effective tax rate in 1997 is:

   36.02%                                                                      36.07%   36.12%   38.78%   43.21%   46.41%



To match these     Your taxable investment would have to earn the following yield:
tax-free yields:


2%     3.13%     3.13%     3.13%     3.27%     3.52%     3.73%

3%     4.69%     4.69%     4.70%     4.90%     5.28%     5.60%

4%     6.25%     6.26%     6.26%     6.53%     7.04%     7.46%

5%     7.81%     7.82%     7.83%     8.17%     8.81%     9.33%

6%     9.38%     9.38%     9.39%     9.80%     10.57%    11.20%

7%     10.94%    10.95%    10.96%    11.43%    12.33%    13.06%

8%     12.50%    12.51%    12.52%    13.07%    14.09%    14.93%

9%     14.07%    14.08%    14.09%    14.70%    15.85%    16.79%

10%    15.63%    15.64%    15.65%    16.33%    17.61%    18.66%

11%    17.19%    17.21%    17.22%    17.97%    19.37%    20.53%

NEW YORK STATE RESIDENTS (OUTSIDE NEW YORK CITY) - DOUBLE TAXES - 1997

      If your combined federal and state effective tax rate in 1997 is:

      32.93%                                                              35.73%   40.38%   43.74%



To match these     Your taxable investment would have to earn the following yield:
tax-free yields:


2%     2.98%     3.11%     3.35%     3.55%

3%     4.47%     4.67%     5.03%     5.33%

4%     5.96%     6.22%     6.71%     7.11%

5%     7.46%     7.78%     8.39%     8.89%

6%     8.95%     9.34%     10.06%    10.66%

7%     10.44%    10.89%    11.74%    12.44%

8%     11.93%    12.45%    13.42%    14.22%

9%     13.42%    14.00%    15.10%    16.00%

10%    14.91%    15.56%    16.77%    17.77%

11%    16.40%    17.11%    18.45%    19.55%

The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the tables above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
CALIFORNIA MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1997.
1997 TAX RATES

Taxable Income*                              Federal Marginal   California State   Combined Federal
                                                                                   and State Effective

Single Return           Joint Return         Rate               Marginal Rate      Rate**



$ 0  -               $ 4,908     $ 0  -               $ 9,816      15.0%    1.0%    15.85%

$ 4,909  -           $ 11,632    $ 9,817  -           $ 23,264     15.0%    2.0%    16.70%

$ 11,633 -           $ 18,357    $ 23,265  -          $ 36,714     15.0%    4.0%    18.40%

$ 18,358  -          $ 24,650    $ 36,715  -          $ 41,200     15.0%    6.0%    20.10%

$ 24,651  -          $ 25,484    $ 41,201  -          $ 50,968     28.0%    6.0%    32.32%

$ 25,485  -          $ 32,207    $ 50,969  -          $ 64,414     28.0%    8.0%    33.76%

$ 32,208  -          $ 59,750    $ 64,415  -          $ 99,600     28.0%    9.3%    34.70%

$ 59,751  -          $ 124,650   $ 99,601  -          $ 151,750    31.0%    9.3%    37.42%

$ 124,651  -         $ 271,050   $ 151,751  -         $ 271,050    36.0%    9.3%    41.95%

             over    $ 271,050                over    $ 271,050    39.6%    9.3%    45.22%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

  If your combined federal and state effective tax rate in 1997 is:



      15.85%   16.70%   18.40%   20.10%   32.32%   33.76%   34.70%   37.42%   41.95%   45.22%



To match          Your taxable investment would have to earn the following yield:
these tax-free
yields:



2%     2.38%     2.40%     2.45%     2.50%     2.96%     3.02%     3.06%     3.20%     3.45%    3.65%

3%     3.57%     3.60%     3.68%     3.75%     4.43%     4.53%     4.59%     4.79%     5.17%    5.48%

4%     4.75%     4.80%     4.90%     5.01%     5.91%     6.04%     6.13%     6.39%     6.89%    7.30%

5%     5.94%     6.00%     6.13%     6.26%     7.39%     7.55%     7.66%     7.99%     8.61%    9.13%

6%     7.13%     7.20%     7.35%     7.51%     8.87%     9.06%     9.19%     9.59%     10.34%   10.95%

7%     8.32%     8.40%     8.58%     8.76%     10.34%    10.57%    10.72%    11.19%    12.06%   12.78%

8%     9.51%     9.60%     9.80%     10.01%   11.82%     12.08%   12.25%     12.78%    13.78%   14.60%

9%     10.70%    10.80%    11.03%   11.26%     13.30%    13.59%    13.78%    14.38%    15.50%   16.43%

10%   11.88%     12.00%   12.25%     12.52%    14.78%    15.10%    15.31%    15.98%    17.23%   18.25%

11%    13.07%    13.21%    13.48%    13.77%    16.25%    16.61%    16.84%    17.58%    18.95%   20.08%


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.
The 13-week and 39-week long-term moving averages are shown below:*
FUND   AS OF   13-WEEK   39-WEEK


Overseas    -     Class A                        4/25/97    $15.56   $15.00

Overseas    -     Class T                        4/25/97    15.66    15.09

Overseas    -     Class B                        4/25/97    15.42    14.88

Overseas    -     Institutional                  4/25/97    15.52    14.94

   TechnoQuant Growth - A                        6/27/97    9.69     N/A

   TechnoQuant Growth - T                        6/27/97    9.68     N/A

   TechnoQuant Growth - B                        6/27/97    9.66     N/A

   TechnoQuant Growth - I                        6/27/97    9.69     N/A

Mid Cap    -     Class A                         5/30/97    11.42    11.38

Mid Cap    -     Class T                         5/30/97    11.45    11.41

Mid Cap    -     Class B                         5/30/97    11.38    11.35

Mid Cap    -     Institutional                   5/30/97    11.45    11.39

Equity Growth    -     Class A                   5/30/97    43.09    42.47

Equity Growth    -     Class T                   5/30/97    43.32    42.68

Equity Growth    -     Institutional             5/30/97    43.91    43.21

Growth Opportunities    -     Class A            4/25/97    36.52    34.63

Growth Opportunities    -     Class T            4/25/97    36.71    34.82

Growth Opportunities    -     Institutional      4/25/97    36.67    34.74

Strategic Opportunities    -     Class A         6/27/97    22.41    21.95

Strategic Opportunities    -     Class T         6/27/97    22.60    22.13

Strategic Opportunities    -     Class B         6/27/97    22.21    21.78

Strategic Opportunities    -     Institutional   6/27/97    22.45    21.99

Strategic Opportunities    -     Initial         12/97/96   22.60    22.15

Large Cap    -     Class A                       5/30/97    11.81    11.54

Large Cap    -     Class T                       5/30/97    11.82    11.55

Large Cap    -     Class B                       5/30/97    11.74    11.50

Large Cap    -     Institutional                 5/30/97    11.84    11.56

   Growth & Income - Class A                     6/27/97    10.65    N/A

   Growth & Income - Class T                     6/27/97    10.63    N/A

   Growth & Income - Class B                     6/27/97    10.63    N/A

   Growth & Income - Class I                     6/27/97    10.63    N/A

Equity Income    -     Class A                   5/30/97    22.71    21.89

Equity Income    -     Class T                   5/30/97    22.83    22.00

Equity Income    -     Class B                   5/30/97    22.75    2   1    .95

Equity Income    -     Institutional             5/30/97    22.99    22.12

Balanced    -     Class A                        4/25/97    16.87    16.10

Balanced    -     Class T                        4/25/97    16.88    16.10

Balanced    -     Institutional                  4/25/97    16.93    16.13

High Yield    -     Class A                      4/25/97    12.02    11.72

High Yield    -     Class T                      4/25/97    12.03    11.72

High Yield    -     Class B                      4/25/97    12.01    11.72

High Yield    -     Institutional                4/25/97    11.83    11.52

Emerging Markets Income    -     Class A         6/27/97    12.00    11.47

Emerging Markets Income    -     Class T         6/27/97    12.00    11.47

Emerging Markets Income    -     Class B         6/27/97    12.05    11.53

Emerging Markets Income    -     Institutional   6/27/97    11.94    11.41

Strategic Income    -     Class A                6/27/97    11.02    10.84

Strategic Income    -     Class T                6/27/97    11.01    10.84

Strategic Income    -     Class B                6/27/97    11.04    10.88

Strategic Income    -     Institutional          6/27/97    11.06    10.88


* Moving averages are shown for those classes that had commenced operations prior to January 1, 1997.
The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales
charge of    5.75    % for TechnoQuant Growth,    International
Capital Appreciation Fund,     Overseas, Mid Cap, Equity Growth,
Growth Opportunities, Strategic Opportunities, Large Cap, Growth &
Income, Equity Income, and Balanced (the Equity Funds);    4.75    %
for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the
Bond Funds);    3.75%     for Intermediate Bond and Intermediate
Municipal Income (the Intermediate-Term Bond Funds); or 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), or 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds and the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, or 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), or 0.15% (the Short-Term Bond Funds). Class B shares may be subject to a contingent deferred sales charge
(CDSC) upon redemption: maximum CDSC of 5.00% for the Equity and the Bond Funds a or a maximum CDSC of 3.00% for the Intermediate-Term Bond Funds. Class B shares are also subject to a 12b-1 fee of 1.00% (the Equity Funds) or 0.90% (the Bonds Funds and the Intermediate-Term Bond Funds). Class C shares that are redeemed within a year of purchase are subject to a CDSC of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, Short Fixed-Income, Municipal Bond, New York Municipal Income and California Municipal Income). Class C shares are also subject to a 12b-1 fee of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, Short-Intermediate Municipal Income, Municipal Bond: New York Municipal Income and California Municipal Income). Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
HISTORICAL BOND FUND RESULTS. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the semi-annual period ended April
30, May 31, June 30, and for the    fiscal year ended July 31 for
Mortgage Securities and December 31 for Municipal Bond: Initial Class
and Strategic Opportunities: Initial Class, a    s indicated below.
The tax-equivalent yield is based on a 36% federal income tax rate for each municipal fund except New York Municipal Income. The tax-equivalent yield for New York Municipal Income is based on a combined effective federal, state, and city income tax rate of 43.41% and reflects that, as of October 31, 1996, none of the fund's income was subject to state taxes. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.

                              Average Annual Total                                Cumulative Total
                              Returns1                                            Returns1

Fiscal  Yield2     Tax        One     Five       Ten                  Past Six    One       Five         Ten
Period             Equiva     Year    Years      Years/               Months      Year      Years        Years/
Ended              lent                          Life of                                                 Life of
                   Yield2                        Fund+                                                   Fund+

Emerging Markets
6/30       N/A        N/A      33.45% N/A         16.46%               7.61%       33.45%      N/A        65.66%
Income    -     Class A

Emerging Markets
        6.85%        N/A       35.31% N/A         16.95%               9.11%       35.31%      N/A        67.96%
Income    -     Class T

Emerging Markets
        6.33%        N/A       34.36%    N/A      16.86%               7.63%       34.36%      N/A        67.53%
Income    -     Class B

Emerging Markets
           N/A        N/A      38.36%    N/A      17.49%               11.63%      38.36%      N/A        70.53%
Income    -     Class C

Emerging Markets
         7.26%        N/A      40.37%    N/A      18.23%               13.19%      40.37%      N/A        74.14%
Income    -     Institutional

High Yield    -     Class A
4/30       N/A        N/A      4.22%   10.86%     12.69%               -1.63%      4.22%     67.43%       230.29%

High Yield    -     Class T
         7.65%        N/A      5.83%   11.20%     12.86%               -0.31%      5.83%     70.01%       235.37%

High Yield    -     Class B
         7.28%        N/A      4.00%   11.20%     13.00%               -1.89%      4.00%     70.06%       239.41%

High Yield    -     Class C
            N/A        N/A      7.98%   11.46%     13.   00    %        1.99%       7.98%     72.06%       23   9    .41%

High Yield    -
         8.30%        N/A      9.78%   11.90%     13.22%               3.51%       9.78%     75.47%       246.14%
       Institutional

Strategic Income    -
6/30       N/A        N/A      8.33%     N/A      12.60%               -0.48%      8.33%       N/A        37.23%
       Class A

Strategic Income    -
         6.26%        N/A      9.88%     N/A      13.20%               0.88%       9.88%       N/A        39.20%
       Class T

Strategic Income    -
         5.82%        N/A      8.22%     N/A      13.08%               -0.72%      8.22%       N/A        38.82%
       Class B

Strategic Income    -
            N/A        N/A      12.22%    N/A     13.99%               3.28%       12.22%      N/A        41.82%
       Class C

Strategic Income    -
          6.53%        N/A      13.97%    N/A      14.90%               4.54%       13.97%      N/A        44.87%
       Institutional

                                     Average Annual Total               Cumulative Total
                                     Returns1                           Returns1

Fiscal    Yield2       Tax           One       Five    Ten              Past Six    One    Five    Ten
Period                 Equiva        Year      Years   Years/           Months      Year   Years   Years/
Ended                  lent                            Life of                                     Life of
                       Yield2                          Fund+                                       Fund+

Mortgage Securities
7/31         N/A          N/A        5.01%     6.61%    8.27%          0.0   9    %    5.01%     37.73%    121.29%
   -     Class A

Mortgage Securities
             N/A          N/A        6.35%     6.88%    8.40%          1.19%           6.35%     39.48%    124.11%
   -     Class T

Mortgage Securities
             N/A          N/A        4.81%     7.27%    8.75%          0.52%           4.81%     42.02%    131.40%
   -     Class B

Mortgage Securities
             N/A          N/A        10.22%    7.65%    8.79%          4.87%           10.22%    44.56%    132.27%
   -     Institutional

Mortgage Securities
             N/A          N/A        10.34%    7.67%    8.80%          4.99%           10.34%    44.72%    132.53%
   -     Initial

Government
4/30         N/A          N/A        0.84%    5.40%    6.90%          -3.64%    0.84%    30.05%    94.89%
Investment    -     Class A

Government
           5.76%          N/A        2.04%    5.64%    7.03%          -2.53%    2.04%    31.59%    97.20%
Investment    -     Class T

Government
           5.32%          N/A        0.20%    5.66%    7.19%          -4.20%    0.20%    31.67%    100.26%
Investment    -     Class B

Government
             N/A          N/A        4.18%    5.97%    7.19%          -0.30%    4.18%    33.63%    100.26%
Investment    -     Class C

Government
          6.25%          N/A        6.03%    6.49%    7.45%          1.16%     6.03%    36.95%    105.23%
Investment    -
       Institutional

Intermediate Bond    -
5/31      5.63%          N/A        2.37%    5.48%    7.50%          2.72%     2.37%    30.60%    106.03%
       Class A

Intermediate Bond    -
          5.61%          N/A        3.55%    5.73%    7.62%          -1.82%    3.55%    32.11%    108.42%
       Class T

Intermediate Bond    -
          5.07%          N/A        2.86%    5.84%    7.68%          -2.24%    2.86%    32.85%    109.58%
       Class B

Intermediate Bond    -
             N/A          N/A        4.86%    5.84%    7.68%          -0.30%    4.86%    32.85%    109.58%
       Class C

Intermediate Bond    -
          6.06%          N/A        6.89%    6.70%    8.11%          1.10%     6.89%    38.31%    118.19%
       Institutional

Short Fixed-Income
4/30      5.84%           N/A       3.74%    4.92%    6.78%          0.27%     3.74%    27.16%     88.10%
   -     Class A

Short Fixed-Income
          5.83%           N/A       4.23%    5.02%    6.83%          0.59%     4.23%    27.76%     88.99%
   -     Class T

Short Fixed-Income
             N/A           N/A       4.82%    5.34%   7.00%          1.12%     4.82%    29.71%     91.87%
   -     Class C

Short Fixed-Income
           6.08%           N/A       5.82%    5.36%   7.01%          2.20%     5.82%    29.84%     92.06%
   -     Institutional

   High Income
   4/30      4.68%       7.31%         1.31%  5.46%   8.34%          -2.41%    1.31%    30.43%     116.31%
   Municipal - Class A

   High Income
                 4.66%   7.28%     2.68%       5.74%   8.49%      -1.32%       2.68%    32.20%     119.23%
   Municipal - Class T

   High Income
                4.13%    6.45%     0.64%       5.67%   8.63%      -3.10%      0.64%     31.78%     121.85%
   Municipal - Class B

   High Income
               N/A       N/A       4.64%       5.99%   8.63%      0.87%       4.64%     33.78%     121.85%
   Municipal - Class C

   High Income
               5.47%     8.55%     6.46%       6.55%   8.92%      2.70%       6.46%     37.32%     127.72%
   Municipal -
   Institutional

                             Average Annual Total            Cumulative Total
                             Returns1                        Returns1


Fiscal    Yield2    Tax      One      Five    Ten            Past Six    One            Five               Ten
Period              Equiva   Year     Years   Years/         Months      Year           Years              Years/
Ended               lent                      Life of                                                      Life of
                    Yield2                    Fund+                                                        Fund+

Municipal Bond    -
6/30       4.08%    6.38%    2.64%    5.42%    7.32%         -1.99%       2.64%           30.17%           102.63%
       Class A

Municipal Bond    -
           4.02%    6.28%    3.84%    5.66%    7.44%         -0.85%       3.84%           31.70%           105.00%
       Class T

Municipal Bond    -
           3.50%    5.47%    2.10%    6.01%    7.77%         -2.43%       2.10%           33.90%           111.43%
       Class B

Municipal Bond    -
           4.42%    6.91%    7.89%    6.47%    7.85%         2.88%        7.89%           36.83%           112.99%
       Institutional

Municipal Bond    -
   12/31     4.79%  7.48%    4.12%    6.77%    7.24%           N/A           4.12    %       38.78    %       101.11    %
       Initial

Intermediate
5/31         4.12%  6.44%    2.66%    4.69%    6.11%          -2.42%    2.66%    25.75%    80.94%
Municipal Income    -
       Class A

Intermediate
             4.04%  6.31%    3.78%    4.92%    6.22%          -1.36%    3.78%    27.12%    82.92%
Municipal Income    -
       Class T

Intermediate
             3.51%  5.48%    3.04%    5.04%    6.29%          -1.96%    3.04%    27.85%    83.97%
Municipal Income    -
       Class B

Intermediate
                N/A  N/A     5.04%    5.04%    6.29%          0.01%     5.04%    27.85%    83.97%
Municipal Income    -
       Class C

Intermediate
             4.40%   6.88%   7.09%    5.76%    6.65%          1.56%     7.09%    32.33%    90.41%
Municipal Income    -
       Institutional

Short-Intermediate
5/31         3.65%   5.70%   3.10%      N/A        3.1%       -0.20%    3.10%      N/A        13.88%
Municipal Income    -
       Class A

Short-Intermediate
             3.76%   5.88%    3.11%      N/A       4.13%       -0.21%    3.11%      N/A        13.89%
Municipal Income    -
       Class T

Short-Intermediate
             3.98%   6.22%    4.72%      N/A       4.67%          1.38%     4.72%      N/A        15.80%
Municipal Income    -
       Institutional

New York Municipal
4/30      4.47%      7.82%    1.03%      N/A        3.90%        -3.28%    1.03%      N/A        6.71%
Income    -     Class A

New York Municipal
            4.41%    7.72%    2.33%      N/A        4.69%        -1.97%    2.33%      N/A        8.08%
Income    -     Class T

New York Municipal
            3 .93%   6.88%    0.47%      N/A        3.96%        -3.59%    0.47%      N/A        6.81%
Income    -     Class B

New York Municipal
            4.82% 8.   44    % 6.29%     N/A           7.25%      1.91%     6.29%      N/A        12.61%
Income    -     Institutional

California Municipal
4/30          N/A    N/A       1.20%     N/A        -1.26%        -3.40%    1.20%      N/A        -1.50%
Income    -     Class A

California Municipal
            4.27%    7.36%     2.59%      N/A        -0.12%        2.09%     2.59%      N/A        -0.14%
Income    -     Class T

California Municipal
            3.79%    6.53%     0.51%      N/A        -1.19%        3.83%     0.51%      N/A               -1.43%
Income    -     Class B

California Municipal
            4.70%    8.10%     6.50%      N/A        2.91%         1.18%     6.50%      N/A        3.48%
Income    -     Institutional


   + Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; October 31, 1994 for Strategic Income; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; August 21, 1995 for New York Municipal Income; and February 20, 1996 for California Municipal Income) through the semiannual periods ended 1997.
   1 Average annual and cumulative total returns for Class A include the effect of paying Class A's maximum front-end sales charge of 4.75% for Bond Funds, 3.75% for Intermediate-Term Bond Funds, and 1.50% for Short-Term Bond Funds.
    Average annual and cumulative total returns for Class T include the effect of paying Class T's maximum front-end sales charge of 3.50% for Bond Funds; 2.75% for Intermediate-Term Bond Funds; and 1.50% for Short-Term Bond Funds.
    Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Bond Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%; for Intermediate-Term Bond Funds for periods less than one year, 3%; one year to less than two years, 2%; two years to less than three years, 1%; three years or greater, 0%.
    Average annual and cumulative total returns for Class C include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
    Initial offering of Class A for each fund (except Mortgage Securities and Municipal Bond) took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Intermediate Bond and Intermediate Municipal Income) are those of Class T, which reflect a 12b-1 fee of 0.15%. For Intermediate Bond, Intermediate Municipal Income, and Emerging Markets Income returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
    Initial offering of Class A, Class T, and Class B of Mortgage Securities took place on March 3, 1997. Class A, Class T and Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's, Class T's and Class B's respective 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower.
    Initial offering of Class A of Municipal Bond took place on March 3, 1997. Class A returns prior to March 3, 1997 through July 1, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to July 1, 1996 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to March 3, 1997 through July 1, 1996 would have been higher and total returns prior to July 1, 1996 would have been lower.
    Initial offering of Class T and Class B of Municipal Bond took place on July 1, 1996. Class T and Class B returns prior to July 1, 1996 are those of Initial Class which had no 12b-1 fee. If Class T's and Class B's respective 12b-1 fees had been reflected, total returns prior to July 1, 1996 would have been lower.
    Initial offering of Class T of Intermediate Bond and Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
    Initial offering of Class B of Intermediate Bond and Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
    Initial offering of Class B of High Yield, Government Investment, High Income Municipal and Emerging Markets Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
    Class C of each fund (except Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) is expected to commence operations on or about November 3, 1997.
    Class C returns for Strategic Income for the period ended June 30, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns after December 31, 1995 would have been lower.
    Class C returns for High Yield, Government Investment, Emerging Markets Income, and High Income Municipal from April 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to April 30, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
    Class C returns for Emerging Markets Income from June 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.
    Class C returns for Short Fixed-Income for the period ended April 30, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, total returns would have been lower.
    Class C returns for Intermediate Bond and Intermediate Municipal Income from May 31, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to May 31, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
    Initial offering of Institutional Class of High Yield, Strategic Income, Government Investment, Short Fixed-Income, High Income Municipal, Emerging Markets Income, and Short-Intermediate Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25% for High Yield, Strategic Income, Government Investment, Emerging Markets Income, and High Income Municipal; and 0.15% for Short Fixed-Income and Short-Intermediate Municipal Income. Total returns prior to July 3, 1995 for Institutional Class would have been higher if Class T's 12b-1 fee had not been reflected.
    Initial offering of Institutional Class of Municipal Bond took place on July 1, 1996. Institutional Class returns prior to July 1, 1996 are those of Initial Class which has no 12b-1 fee.
    Initial offering of Institutional Class of Mortgage Securities took place on March 3, 1997. Institutional Class returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.
   2 Yields and tax-equivalent yields shown for Class A shares include the effect of the applicable Class A front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class T shares include the effect of the applicable Class T front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class B and Class C include the effect of the applicable Class B or Class C 12b-1 fee, but not the CDSC.
   Note: If FMR had not reimbursed certain class expenses during certain of these periods, the yields and total returns for those periods for Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income and California Municipal Income would have been lower. The table below shows what yields and tax-equivalent yields (if applicable) would have been if the class had not been in reimbursement.

             Class A           Class T         Class B           Institutional Class                   Initial Class

              Yield*  Tax-Equi Yield* Tax-Equi Yield* Tax-Equi   Yield*  Tax-Equi          Yield*      Tax-Equi
                      v   alent       valent          valent                valent                        valent
                      Yield           Yield           Yield                 Yield        Yield

Government   N/A      N/A      5.71%  N/A      N/A    N/A        N/A     N/A             +                +
Investment

Intermediate
Bond         4.47%    N/A      2.75%  N/A      N/A    N/A        N/A     N/A             +                +

Short-Fixed  2.20%    N/A      N/A    N/A      **     **         5.80%   N/A             +                +
Income

High Income   -1.04%  N/A      N/A    N/A      N/A    N/A        5.47%   8.55%           +                +
Municipal

Municipal
Bond          0.35%   0.55%    0.10%  0.16%    -2.61%    N/A     4.42%   6.91%           +                +

Intermediate  -1.54%  N/A      4.00%  6.25%    N/A    N/A        4.35%   6.80%           N/A              N/A
Municipal

Short-Interme
diate         -14.60% N/A      3.60%  5.63%*   **     **         3.73%   5.83%           +                +
Municipal Income

New York      -11.05% N/A      4.41%  7.72%    3.93%  6.88%      4.35%   7.61%           +                +
Municipal Income

California    N/A     N/A      3.06%  5.27%    3.41%  5.87%      3.41%   5.87%           +                +
Municipal Income


* See footnote 2 on page .
** Class B is not available for this fund.
+ Initial Class is not available for this fund.
   HISTORICAL EQUITY FUND RESULTS. The following table shows the total returns for each class of each equity fund for the semi-annual period ended April 30, May 31, or June 30, 1997, as indicated below.



                    Average Annual Total      Cumulative Total
                    Returns1                     Returns1

   Six              One    Five    Ten            Past Six          One          Five Years          Ten
   months           Year   Years   Years/Life  Months               Year                              Years/Life of
   Ended                           of Fund+                                                           Fund+



TechnoQuant    -     Class A
5/31                N/A    N/A     N/A            N/A              N/A           N/A                  -5.75%

TechnoQuant    -     Class T
                    N/A    N/A     N/A            N/A              N/A           N/A                  -3.60%

TechnoQuant    -     Class B
                    N/A    N/A     N/A            N/A              N/A           N/A                  -5.38%

TechnoQuant    -     Class C
                    N/A    N/A     N/A            N/A              N/A           N/A                  -1.40%

TechnoQuant    -    Institutional
                    N/A    N/A     N/A            N/A              N/A           N/A                  0.00%

   Growth & Income - Class A
   5/31             N/A    N/A     N/A            N/A              N/A          N/A           2.93%

   Growth & Income - Class T
                    N/A    N/A     N/A            N/A              N/A          N/A           5.09%

   Growth & Income - Class B
                    N/A    N/A     N/A            N/A              N/A          N/A           3.81%

   Growth & Income - Class C
                    N/A    N/A     N/A            N/A              N/A          N/A           7.81%

   Growth & Income -Institutional
                    N/A    N/A     N/A            N/A              N/A          N/A           9.11%

   Overseas - Class A
   4/30              3.58% 9.46%   7.50%           3.44%            3.58%            57.16%           66.27%

   Overseas - Class T
                     6.14% 10.00%  7.88%           5.94%            6.14%            61.06%           70.39%

   Overseas - Class B
                     4.22% 10.27%  8.26%           4.51%            4.22%            63.04%           74.61%

   Overseas - Class C
                     8.22% 10.54 % 8.26%           8.51%            8.22%            65.04%           74.61%

   Overseas - Institutional
                    10.15% 10.90%  8.51%           10.15%           10.15%           67.78%           77.51%

   Mid Cap - Class A
   5/31              3.59% N/A     12.87%          -0.21%           3.59%           N/A                16.75%

   Mid Cap - Class T
                     6.13% N/A     15.03%          2.23%            6.13%           N/A                19.61%

   Mid Cap - Class B
                     4.09% N/A     14.28%          0.61%            4.09%           N/A                18.62%

   Mid Cap - Class C
                     8.09% N/A     17.28%          4.61%            8.09%           N/A                22.62%

   Mid Cap - Institutional
                    10.38% N/A     18.53%          6.23%            10.38%          N/A                24.28%

   Equity Growth - Class A
   5/31              8.13% 16.92%  18.17%          0.31%            8.13%            118.48%           430.81%

   Equity Growth - Class T
                    10.84% 17.50%  18.46%          2.80%            10.84%           123.95%           444.10%

   Equity Growth - Class B
                     8.94% 17.94%  18.79%          0.68%            8.94%            128.21%           459.32%

             Average Annual Total                 Cumulative Total
             Returns1                             Returns1

   Six              One    Five    Ten            Past Six          One             Five Years          Ten
   months           Year   Years   Years/Life  Months               Year                                 Years/Life
   Ended                           of Fund+                                                        of Fund+



   Equity Growth - Class C
                    12.94% 18.15%  18.79%          4.68%            12.94%           130.21%             459.32%

   Equity Growth - Institutional
                    15.48% 19.12%  19.27%          6.81%            15.48%           139.86%             482.76%

Growth Opportunities    -     Class A
4/30                13.45% 16.00%  19.99%          4.28%            13.45%          110.07%             460.38%

Growth Opportunities    -     Class T
                    16.14% 16.55%  20.29%          6.69%            16.14%          115.04%             473.64%

Growth Opportunities    -     Class B
                    15.28% 17.16%  20.73%          5.50%            15.28%          120.72%             494.13%

Growth Opportunities    -     Class C
                    19.28% 17.37%  20.73%          9.50%            19.28%          122.72%             494.13%

Growth Opportunities -
                    20.95% 17.63%  20.88%          10.86%           20.95%          125.23%             500.82%
Institutional

Strategic Opportunities    -     Class A
6/30                 8.01% 12.46%  11.13%          6.39%            8.01%            79.87%          187.36%

Strategic Opportunities    -     Class T
                    10.66% 13.00%  11.40%          9.01%            10.66%           84.28%          194.40%

   Strategic Opportunities - Class B
                     9.10% 13.25%  11.64%          7.65%            9.10%            86.25%          200.74%

Strategic Opportunities    -
                    14.89% 14.51%  12.23%          12.85%           14.89%           93.80%          217.10%
       Institutional

Strategic Opportunities    -     Initial
   12/31            -1.57% 11.93%  12.06%         N/A               -1.57%           75.71%          212.32%

Large Cap    -     Class A
5/31             14.73%    N/A     14.29%      0.28%               14.73%          N/A           18.63%

Large Cap    -     Class T
                 17.45%    N/A     16.41%      2.75%               17.45%          N/A           21.45%

Large Cap    -     Class B
                 15.85%    N/A     15.95%      1.07%               15.85%          N/A           20.84%

Large Cap    -     Class C
                 19.85%    N/A     18.94%      5.07%               19.85%          N/A           24.84%

Large Cap    -     Institutional
                 22.20%    N/A     20.16%      6.64%               22.20%          N/A           26.48%

Equity Income    -     Class A
5/31               12.64%  16.24%  12.29%          2.75%           12.64%            112.25%           218.83%

Equity Income    -     Class T
                   15.51%  16.83%  12.58%          5.29%           15.51%           117.67%            226.97%

Equity Income    -     Class B
                   14.13%  17.17%  12.84%          3.91%           14.13%            120.82%           234.71%

Equity Income    -     Class C
                   18.13%  17.38%  12.84%          7.91%           18.13%           122.82%            234.71%

Equity Income    -     Institutional
                   20.41%  18.47%  13.36%          9.47%           20.41%            133.37%           250.57%

Balanced    -     Class A
4/30               9.57%   8.11%   10.52%          2.97%           9.57%            47.66%           171.80%

Balanced    -     Class T
                    12.37% 8.65%   10.80%          5.55%           12.37%           51.43%           178.75%

Balanced    -     Class B
                    11.04% 9.07%   11.15%          3.99%           11.04%           54.38%           187.85%

Balanced    -     Class C
                    15.04% 9.35%   11.15%          7.99%           15.04%           56.38%           187.85%

Balanced    -     Institutional
                    16.81% 9.70%   11.33%          9.67%           16.81%           58.84%           192.37%


   + Life of fund figures are from commencement of operations (April 23, 1990 for Overseas; November 18, 1987 for Growth Opportunities; and February 20, 1996 for Mid Cap and Large Cap; and December 31, 1996 for TechnoQuant Growth and Growth & Income) through the semiannual periods ended 1997.
   1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.75% for Equity Funds.
    Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Equity Funds.
    Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Equity Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%.
    Average annual and cumulative total returns for Class C shares include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
    Initial offering of Class A for each fund took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Equity Growth and Equity Income) are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher. For Equity Growth and Equity Income, Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
    Initial offering of Class T of Equity Growth and Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
    Initial offering of Class B of Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
    Initial offering of Class B of Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
    Initial offering of Class B of Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1,
1996). If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
    Initial offering of Class B of Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
    Initial offering of Class B of Strategic Opportunities took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
    Initial offering of Class B of Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995, are those of Class T, which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee returns had been reflected, total returns prior to July 3, 1995 would have been lower.
    Class C of each fund (except Strategic Opportunities) is expected to commence operations on or about November 3, 1997.
    Class C returns for TechnoQuant Growth, Mid Cap, Large Cap, and Growth & Income for the period ended May 31, 1997 are those of class B which reflect a 12b-1 fee of 1.00%.
    Class C returns for Equity Growth from May 31, 1997 through December 31, 1996 are those of Class B, which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
    Class C returns for Growth Opportunities from April 30, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
    Class C returns for Balanced from April 30, 1997 through December 31, 1996 are those of Class B, which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
    Class C returns for Equity Income from May 31, 1997 through June 30, 1994 are those of Class B, which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
    Class C returns for Overseas from April 30, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
    Initial offering of Institutional Class of Growth Opportunities, Strategic Opportunities, Balanced, and Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   Note: If FMR had not reimbursed certain class expenses during certain of these periods, the total returns for those periods for TechnoQuant Growth, Overseas, Mid Cap, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average
(DJIA), and the cost of living as measured by the Consumer Price Index
(CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of the Bond Funds invest in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the Bond Funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the Bond Funds. Each of the Equity Funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund (except TechnoQuant Growth, Growth & Income and International Capital Appreciation) during the past 10 fiscal years ended 1996 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.
   During the period from April 23, 1990 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class A of Overseas would have grown to $16,627, including the effect of Class A's 5.75% maximum sales charge.
   OVERSEAS - CLASS A          INDICES




   Period   Value of    Value of      Value of              Total          S&P            DJIA              Cost
   Ended    Initial     Reinvested    Reinvested            Value          500                              of
   April 30 $10,000     Dividend      Capital Gain                                                          Living**
            Investment  Distributions Distributions

   1997        $ 14,939 $ 900            $ 788              $ 16,627    $ 29,174          $ 31,659          $ 12,428

   1996         14,392   615              123                15,130      23,314            24,645            12,126

   1995         12,818   463              100                13,381      17,904            18,692            11,784

   1994         13,270   479              0                  13,749      15,243            15,505            11,435

   1993         10,754   370              0                  11,124      14,473            14,041            11,171

   1992         9,745    226              0                  9,971       13,247            13,357            10,822

   1991         8,935    73               0                  9,008       11,615            11,134            10,489

   1990        $ 9,321  $ 0              $ 0                $ 9,321     $ 9,876           $ 9,862           $ 10,000


   * From April 23, 1990 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of Overseas on April 23, 1990, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,392. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $641 for dividends and $697 for capital gain distributions. Initial offering of Class A for Overseas took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 for the fund would have been higher.
During the period from April 23, 1990 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of Overseas would have grown to $17,039, including the effect of Class T's 3.50% maximum sales charge.
OVERSEAS    -     CLASS T   INDICES


Period  Value of     Value of           Value of        Total     S&P        DJIA       Cost
Ended   Initial      Reinvested             Reinvested   Value    500                   of
April
30      $10,000      Dividend        Capital Gain                                       Living**
        Investment   Distributions   Distributions

1997    $ 15,401   $    830       $    808             $ 17,039   $ 29,174   $ 31,659   $ 12,428

1996     14,736        630            125              15,491     23,314     24,645     12,126

1995     13,124        473            103              13,700     17,904     18,692     11,784

1994     13,587        490         0                   14,077     15,243     15,505     11,435

1993     11,011        379         0                   11,390     14,473     14,041     11,171

1992     9,978         231            0                10,209     13,247     13,357     10,822

1991     9,148         75             0                9,223      11,615     11,134     10,489

1990*    9,544         0           0                   9,544      9,876      9,862      10,000


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Overseas on April 23, 1990, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,334. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $569 for dividends and $714 for capital gain distributions.
During the period from April 23, 1990 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class B of Overseas would have grown to $17,461.
OVERSEAS    -     CLASS B   INDICES


Period    Value of   Value of         Value of       Total           S&P                DJIA              Cost
Ended     Initial    Reinvested           Reinvested Value           500                                  of
April 30  $10,000    Dividend      Capital Gain                                                           Living**
          Investment Distributions Distributions

   1997   $ 15,700   $ 922             $ 839            $ 17,461        $  29,174          $ 31,659          $ 12,428

   1996   15,100         759            129              15,988           23,314            24,645            12,126

   1995   13,600         491            106              14,197           17,904           18,692           11,784

   1994   14,080         508            0                14,588           15,243           15,505           11,435

   1993   11,410         393            0                11,803           14,473           14,041           11,171

   1992   10,340         240            0                10,580           13,247           13,357           10,822

   1991   9,480          78             0                9,558            11,615           11,134           10,489

   1990   9,890          0              0                9,890            9,876            9,862            10,000


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Overseas on April 23, 1990, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,451. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $650 for dividends and $740 for capital gain
distributions.    Initial offering of Class B of Overseas took place
on July 3, 1995. Class B returns prior to July 3, 1995, are those of Class T, which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee returns had been reflected, total returns prior to July 3, 1995 would have been lower.
   During the period from April 23, 1990 (commencement of operations of the fund) to April 30, 1997 a hypothetical $10,000 investment in Class C of Overseas would have grown to $17,461.
   OVERSEAS - CLASS C          INDICES




   Period   Value of         Value of   Value of             Total              S&P        DJIA              Cost
   Ended    Initial          Reinvested Reinvested        Value                 500                          of
   April 30 $10,000          Dividend   Capital Gain                                                         Living**
               Investment Distributions Distributions
   1997        $ 15,700   $ 922         $ 839                $ 17,461        $  29,174     $ 31,659          $ 12,428

   1996         15,100    759           129                   15,988         23,314         24,645            12,126

   1995         13,600    491           106                   14,197         17,904         18,692           11,784

   1994         14,080    508           0                     14,588         15,243         15,505           11,435

   1993         11,410    393           0                     11,803         14,473         14,041           11,171

   1992         10,340    240           0                     10,580         13,247         13,357           10,822

   1991         9,480     78            0                     9,558          11,615         11,134           10,489

   1990         9,890     0             0                     9,890          9,876          9,862            10,000


   * From April 23, 1990 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Overseas on April 23, 1990, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,451. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $650 for dividends and $740 for capital gain distributions. Class C returns for Overseas from April 30, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
   During the period from April 23, 1990 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Institutional Class of Overseas would have grown to $17,751.
OVERSEAS    -     INSTITUTIONAL CLASS   INDICES


Period     Value of     Value of           Value of        Total      S&P         DJIA       Cost
Ended      Initial      Reinvested             Reinvested   Value      500                    of
April 30   $10,000      Dividend        Capital Gain                                          Living**
           Investment   Distributions   Distributions

1997       $ 15,830     $ 1077          $ 844               $ 17,751   $  29,174   $ 31,659   $ 12,   428

1996        15,200       785             130                 16,115      23,314     24,645     12,   126

1995        13,600       491             106                 14,197      17,904      18,692    11,   784

1994        14,080       508             0                   14,588      15,243      15,505    11,   435

1993        11,410       393             0                   11,803      14,473      14,401    11,   171

1992        10,340       240             0                   10,580      13,247     13,357     1   0,822

1991        9,480        78              0                   9,558       11,615      11,134       10,489

1990        9,890        0               0                   9,890       9,876       9,862     10,   000


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Overseas on April 23, 1990, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,589. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $780 for dividends and $740 for capital gain distributions. Initial offering of Institutional Class of Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class A of Mid Cap would have grown to $11,675, including the effect of Class A's maximum 5.75% sales charge.
   MID CAP - CLASS A          INDICES

   Period
Ended        Value of   Value of         Value of            Total    S&P               DJIA              Cost
   May 31 Initial       Reinvested    Reinvested             Value    500                                 of
             $10,000    Dividend         Capital Gain                                                     Living**
             Investment Distributions Distributions

   1997   $ 11,461         $ 10          $ 204               $ 11,675 $ 13,453          $ 13,675          $ 10,336

   1996*  10,622            0             0                   10,622   10,395            10,316            10,110


   * From February 20, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mid Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $10,   198    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $9 for dividends and $189 for capital gain distributions. Initial offering of Class A for Mid Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 would have been higher.
During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1996, a hypothetical $10,000 investment in
Class T of Mid Cap would have grown to $11,9   6    1, including the
effect of Class T's maximum 3.50% sales charge.
MID CAP    -     CLASS T   INDICES


Period Ended   Value of     Value of           Value of         Total      S&P        DJIA       Cost
May 31         Initial      Reinvested             Reinvested   Value      500                   of
               $10,000      Dividend        Capital Gain                                         Living**
               Investment   Distributions   Distributions

1997           $ 11,773     $ 0             $ 188               $ 11,961   $ 13,453   $ 13,675   $ 10,336

1996*           10,876       0               0                   10,876     10,395     10,316     10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mid Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,174. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to $0 for dividends and $   1    74 for capital gain
distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class B of Mid Cap would have grown to $11,862, including the effect of Class B's maximum applicable CDSC.
MID CAP    -     CLASS B   INDICES


Period Ended   Value of          Value of           Value of         Total      S&P               DJIA       Cost
May 31         Initial           Reinvested             Reinvested   Value      500                          of
               $10,000           Dividend        Capital Gain                                                Living**
               Investment        Distributions   Distributions

1997           $ 11,   70    0   $ 0             $ 162               $ 11,862   $    13,453       $ 13,675   $ 10,336

1996*           11,240            0               0                   11,240        10,395         10,316     10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mid Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,150. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to $0 for dividends and $   1    50 for capital gain
distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class C of Mid Cap would have grown to $12,262, including the effect of Class C's maximum applicable CDSC.
   MID CAP - CLASS C          INDICES




   Period
Ended     Value of      Value of      Value of             Total          S&P            DJIA              Cost
   May 31 Initial       Reinvested    Reinvested           Value          500                              of
             $10,000    Dividend      Capital Gain                                                         Living**
             Investment Distributions Distributions

   1997   $ 12,000         $ 0           $ 162             $ 12,262    $ 13,453          $ 13,675          $ 10,336

   1996*  11,240            0             0                 11,240       10,395           10,316            10,110


   * From February 20, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Mid Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,150. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $150 for capital gain distributions. Class C returns for Mid Cap for the period ended May 31, 1997 are those of class B which reflect a 12b-1 fee of 1.00%. During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Institutional Class of Mid Cap would have grown to $12,428.
MID CAP    -     INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of           Value of         Total      S&P        DJIA       Cost
May 31         Initial      Reinvested             Reinvested   Value      500                   of
               $10,000      Dividend        Capital Gain                                         Living**
               Investment   Distributions   Distributions

1997           $ 12,190     $ 21            $ 217               $ 12,428   $ 13,453   $ 13,675   $ 10,336

1996*           11,260       0               0                   11,260     10,395     10,316     10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,220. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $20 for
dividends and $2   0    0 for capital gain distributions.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class A of Equity Growth would have grown to $53,081, including the effect of Class A's maximum 5.75% sales charge.
   EQUITY GROWTH - CLASS A          INDICES




   Period
Ended        Value of   Value of          Value of            Total        S&P            DJIA              Cost
   May 31 Initial       Reinvested        Reinvested          Value        500                              of
             $10,000    Dividend          Capital Gain                                                      Living
             Investment Distributions  Distributions

   1997   $ 31,914         $ 1,793     $ 19,374               $ 53,081  $ 39,484          $ 43,263          $ 14,156

   1996   28,865            1,227      16,173                  46,265    30,509            32,636            13,846

   1995   22,705            910        10,791                  34,406     23,754           25,247           13,457

   1994   19,850            710        9,210                   29,770     19,765           20,695           13,042

   1993   19,725            706        7,723                   28,154     18,958           18,895           12,750

   1992   16,398            517        5,984                   22,899     16,982           17,663           12,352

   1991   16,634            497        3,694                   20,825     15,458           15,270           11,989

   1990      12,113         361        2,690                   15,164     13,828           13,974           11,424

   1989   11,043            264        774                     12,081     11,858           11,604           10,946

   1988   7,960             6          558                     8,524      9,353            9,163            10,389


   Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Growth on June 1, 1987 assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,996. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $667 for dividends and $7,550 for capital gain distributions. Initial offering of Class A for Equity Growth took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% for prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class T of Equity Growth would have grown to $54,410, including the effect of the Class T's maximum 3.50% sales charge.
EQUITY GROWTH    -     CLASS T   INDICES


Period Ended Value of   Value of         Value of       Total            S&P              DJIA             Cost
May 31       Initial    Reinvested           Reinvested Value            500                               of
             $10,000    Dividend      Capital Gain                                                         Living
             Investment Distributions Distributions

1997         $ 32,861     $    1,608     $     19,941      $     54,410     $     39,484     $     43,263     $     14,156

1996         29,554    1,257          16,559             47,370          30,509           32,636           13,846

1995         23,247    931            11,049             35,227          23,754           25,247           13,457

1994         20,324    727            9,430              30,481          19,765           20,695           13,042

1993         20,196    722            7,908              28,826          18,958           18,895           12,750

1992         16,790    529            6,126              23,445          16,982           17,663           12,352

1991         17,032    508            3,782              21,322          15,458           15,270           11,989

1990         12,402    370            2,754              15,526          13,828           13,974           11,424

1989         11,307    270            792                12,369          11,858           11,604           10,946

1988         8,150     7              571                8,728           9,353            9,163            10,389


Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Growth on June 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,042. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to $548 for dividends and $7,   7    30 for capital gain
distributions.    Initial offering of Class T of Equity Growth took
place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class B of Equity Growth would have grown to
$5   5,932    .
EQUITY GROWTH    -     CLASS B   INDICES




Period Ended  Value of        Value of          Value of       Total                  S&P       DJIA     Cost
   May 31     Initial         Reinvested            Reinvested Value                  500                of
              $10,000         Dividend       Capital Gain                                                Living
              Investment      Distributions  Distributions



1997          $ 33,780        $ 1,653        $ 20,499          $ 55,932               $ 39,484  $ 43,263  $ 14   ,156

1996          30,   626       1   ,    302   17,160            49,088                 30,509      32,636   13,   846

1995          24,090          965            11,450            36,505                 23,754      25,247   13,457

1994          21,061          753            9,772             31,586                 19,765      20,695   13,042

1993          20,929          747            8,195             29,871                 18,958      18,895   12,750

1992          17,399          548            6,349             24,296                 16,982      17,663   12,352

1991          17,649          527            3,919             22,095                 15,458      15,270   11,98   9

1990          12,852          384            2,854             1   6    ,0   9    0   13,828      13,974   11,424

1989          11,717          280            821               12,818                 11,858      11,604   10,94   6

1988          8,445           7              592               9,044                  9,353       9,163    10,389


Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Growth on June 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,442. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $567 for dividends and $8,010 for capital gain
distributions.    Initial offering of Class B of Equity Growth took
place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class C of Equity Growth would have grown to $55,932.
   EQUITY GROWTH - CLASS C          INDICES




   Period
Ended        Value of   Value of      Value of              Total          S&P               DJIA          Cost
   Nov.
30           Initial    Reinvested    Reinvested            Value           500                            of
             $10,000    Dividend      Capital Gain                                                         Living
             Investment Distributions Distributions

   1997     $ 33,780    $ 1,653       $ 20,499           $ 55,932        $    39    ,484    $ 43,263      $ 14,156

   1996     30,626      1,302         17,160             49,088          30,509             32,636        13,846

   1995     24,090      965           11,450             36,505          23,754             25,247        13,457

   1994     21,061      753           9,772              31,586          19,765             20,695        13,042

   1993     20,929      747           8,195              29,871          18,958             18,895        12,750

   1992     17,399      548           6,349              24,296          16,982             17,663        12,352

   1991     17,649      527           3,919              22,095          15,458             15,270        11,989

   1990     12,852      384           2,854              16,090          13,828             13,974        11,424

   1989     11,717      280           821                12,818          11,858             11,604        10,946

   1988     8,445       7             592                9,044           9,353              9,163         10,389


   Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Growth on June 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,442. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $567 for dividends and $8,010 for capital gain distributions. Class C returns for Equity Growth from May 31, 1997 through December 31, 1996 are those of Class B, which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Institutional Class of Equity Growth would have grown to $58,276.
EQUITY GROWTH    -     INSTITUTIONAL CLASS   INDICES




   Period
Ended        Value of   Value of           Value of            Total         S&P              DJIA          Cost
   May 31 Initial       Reinvested         Reinvested          Value         500                            of
             $10,000    Dividend           Capital Gain                                                     Living**
             Investment Distributions   Distributions

   1997    $ 34,539         $ 2,782         $ 20,955        $  58,276        $  39,484        $  43,263  $  14,156

   1996     31,024           2,064           17,375           50,463           30,509           32,636     13,846

   1995     24,340           1,382           11,560           37,282           23,754           25,247     13,457

   1994     21,253           898             9,854            32,005           19,765           20,695     13,042

   1993     21,017           773             8,229            30,019           18,958           18,895     12,750

   1992     17,399           548             6,349            24,296           16,982           17,663     12,352

   1991     17,649           527             3,919            22,095           15,458           15,270     11,989

   1990     12,852           384             2,854            16,090           13,828           13,974     11,424

   1989     11,717           280             821              12,818           11,858           11,604     10,946

   1988*    8,445            7               592              9,044            9,353            9,163      10,389


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Growth on June 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $22   ,    287. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,083 for dividends and $8,010 for capital gain distributions.
   During the period from November 18, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class A of Growth Opportunities would have grown to $56,038, including the effect of Class A's maximum 5.75% sales charge.
   GROWTH OPPORTUNITIES - CLASS A          INDICES




   Period
Ended    Value of      Value of      Value of          Total        S&P             DJIA               Cost
   April
30          Initial    Reinvested    Reinvested        Value        500                                of
            $10,000    Dividend      Capital Gain                                                      Living
            Investment Distributions Distributions

   1997   $ 34,797         $ 3,555    $ 17,686         $  56,038 $  43,804          $  48,550          $  13,882

   1996    30,660           2,191      13,702            46,553    35,005             37,794             13,544

   1995    25,325           1,318      10,838            37,481    26,883             28,664             13,163

   1994    24,185           882        8,734             33,801    22,887             23,776             12,773

   1993    21,574           705        6,800             29,079    21,730             21,532             12,478

   1992    19,896           493         4,753            25,142    19,890             20,483             12,088

   1991    18,237           346         2,537            21,120    17,440             17,075             11,716

   1990    13,817           80          1,922            15,819    14,829             15,124             11,170

   1989    14,609           33          831              15,473    13,413             13,261             10,667

   1988    12,347           0           0                12,347    10,913             10,747             10,147


   * From November 18, 1987 (commencement of operations).    32636,
   ** From month-end closest to initial investment date.25247 Explanatory Notes: With an initial investment of $10,000 in Class A of Growth Opportunities on November 18, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,830. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,828 for dividends and $8,068 for capital gain distributions. Initial offering of Class A for Growth Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 would have been higher.
During the period from November 18, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of Growth Opportunities would have grown to $57,364, including the effect of Class T's maximum 3.50% sales charge.
GROWTH OPPORTUNITIES    -     CLASS T   INDICES




Period
Ended    Value of   Value of         Value of       Total    S&P                DJIA               Cost
   April
30       Initial    Reinvested           Reinvested Value    500                                   of
         $10,000    Dividend      Capital Gain                                                     Living**
         Investment Distributions Distributions

   1997  $ 35,802   $ 3,379           $ 18,184      $ 57,364 $ 43,804         $ 48,550           $ 13,882

   1996  31,391     2,244              14,029       47,665   35,005             37,794             13,544

   1995  25,930     1,350              11,096       38,375   26,883             28,664             13,163

   1994  24,762     904                8,943        34,608   22,887             23,776             12,773

   1993  22,089     722                6,963        29,773   21,730             21,532             12,478

   1992  20,371     505                4,866        25,743   19,890             20,483             12,088

   1991  18,673     353                2,598        21,624   17,440             17,075             11,716

   1990  14,147     81                 1,968        16,196   14,829             15,124             11,170

   1989  14,958     34                 851          15,842   13,413             13,261             10,667

   1988* 12,642     0                  0            12,642   10,913             10,747             10,147


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Growth Opportunities on November 18, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,873. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,698 for dividends and $8,260 for capital gain distributions.
During the period from November 18, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class B of Growth Opportunities would have grown to $59,413.
GROWTH OPPORTUNITIES    -     CLASS    B       INDICES


Period Ended   Value of     Value of           Value of       Total    S&P            DJIA               Cost
April 30       Initial      Reinvested             Reinvested Value    500                               of
               $10,000      Dividend        Capital Gain                                                 Living**
               Investment   Distributions   Distributions

   1997            $ 37,080 $ 3,499             $ 18,834   $ 59,413   $ 43,804           $ 48,550           $ 13,882

   1996             32,530    2,326              14,538     49,394      35,005             37,794             13,544

   1995             26,870    1,398              11,499     39,767      26,883             28,664             13,163

   1994             25,660    936                9,267      35,863      22,887             23,776             12,773

   1993             22,890    748                7,215      30,853      21,730             21,532             12,478

   1992             21,110    523                5,043      26,676      19,890             20,483             12,088

   1991             19,350    366                2,692      22,408      17,440             17,075             11,716

   1990             14,660    85                 2,039      16,784      14,829             15,124             11,170

   1989             15,500    35                 882        16,417      13,413             13,261             10,667

   1988*            13,100    0                  0          13,100      10,913             10,747             10,147


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Growth Opportunities on November 18, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,340. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,760 for dividends and $8,560 for
capital gain distributions.    Initial offering of Class B of Growth
Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the period from November 18, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class C of Growth Opportunities would have grown to $59,413.
   GROWTH OPPORTUNITIES - CLASS C          INDICES




   Period
Ended     Value of   Value of      Value of           Total            S&P               DJIA               Cost
   April
30        Initial    Reinvested    Reinvested         Value            500                                  of
          $10,000    Dividend      Capital Gain                                                             Living**
          Investment Distributions Distributions

   1997   $ 37,080   $ 3,499       $    18,834     $    59,413       $   43,804        $    48,550        $    13,882

   1996   32,530     2,326              14,538          49,394          35,005             37,794             13,544

   1995   26,870     1,398            11,499          39,767            26,883             28,664             13,163

   1994   25,660     936              9,267           35,863            22,887             23,776             12,773

   1993   22,890     748              7,215           30,853            21,730             21,532             12,478

   1992   21,110     523              5,043           26,676            19,890             20,483             12,088

   1991   19,350     366              2,692           22,408            17,440             17,075             11,716

   1990   14,660     85               2,039           16,784            14,829             15,124             11,170

   1989   15,550     35               882             16,417            13,413             13,261             10,667

   1988*  13,100     0                0               13,100            10,913             10,747             10,147


   * From November 18, 1987 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Growth Opportunities on November 18, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,340. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,760 for dividends and $8,560 for capital gain distributions. Class C returns for Growth Opportunities from April 30, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from November 18, 1987 (commencement of operations
of the fund) to    April 30, 1997    , a hypothetical $10,000
investment in Institutional Class of Growth Opportunities would have
grown to    $60,082    .
   GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS          INDICES




   Period
Ended     Value of      Value of      Value of           Total          S&P          DJIA                Cost
   April
30           Initial    Reinvested    Reinvested         Value           500                             of
             $10,000    Dividend      Capital Gain                                                       Living**
             Investment Distributions Distributions

   1997   $ 37,090          $ 4,132   $ 18,860          $ 60,082    $ 43,804           $ 48,550           $ 13,882

   1996   32,510             2,635    14,530             49,675      35,005             37,794             13,544

   1995   26,870             1,398    11,499             39,767      26,883             28,664             13,163

   1994   25,660             936      9,267              35,863      22,887             23,776             12,773

   1993   22,890             748      7,215              30,853      21,730             21,532             12,478

   1992   21,110             523      5,043              26,676      19,890             20,483             12,088

   1991   19,350             366      2,692              22,408      71,440             17,075             11,716

   1990   14,660             85       2,039              16,784      14,829             15,124             11,170

   1989   15,500             35       882                16,417      13,413             13,261             10,667

   1988   13,100             0        0                  13,100      10,913             10,747             10,147


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Growth Opportunities on November 18, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $2   3,915    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   2,130     for dividends and $   8,560     for capital gain
distributions.    Initial offering of Institutional Class of Growth
Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended June 30, 1997, a hypothetical $10,000 investment in Class A of Strategic Opportunities would have grown to $28,736, including the effect of Class A's maximum 5.75% sales charge.
   STRATEGIC OPPORTUNITIES - CLASS A          INDICES




   Period
Ended         Value of   Value of      Value of              Total          S&P    DJIA          Cost
   June
30            Initial    Reinvested    Reinvested            Value           500

   of
              $10,000    Dividend      Capital Gain                                              Living
              Investment Distributions Distributions

   1997    $

   12,509   $ 4,658       $ 11,569        $    28,736    $ 39,269     $ 42,862        $    14,123

   1996    12,514        4,245         8,316                25,075    29,153       30,967             13,806

   1995    11,409        3,525         6,716                21,650    23,138       24,400             13,436

   1994    10,049        2,760         5,659                18,468    18,354       18,911             13,040

   1993    10,642        2,555         4,534                17,731    18,099       17,847             12,722

   1992    9,901         1,916         3,240                15,057    15,925       16,351             12,352

   1991    10,351        1,527         1,528                13,406    14,041       13,899             11,982

   1990    9,512         902           1,404                11,818    13,074       13,267             11,445

   1989    9,236         562           1,363                11,161    11,223       10,825             10,934

   1988    7,983         148           1,178                9,309     9,312        9,160              10,396


   Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Opportunities on July 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,721. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,470 for dividends and $5,769 for capital gain distributions. Initial offering of Class A for Strategic Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 would have been higher.
During the 10-year period ended    June     3   0    , 199   7    , a
hypothetical $10,000 investment in Class T of Strategic Opportunities
would have grown to $29,   440    , including the effect of Class T's
maximum 3.50% sales charge.
STRATEGIC OPPORTUNITIES    -     CLASS T   INDICES




   Period
Ended        Value of   Value of      Value of            Total         S&P               DJIA               Cost
   June
30           Initial    Reinvested    Reinvested          Value         500                                  of
             $10,000    Dividend      Capital Gain                                                       Living
             Investment Distributions Distributions

   1997   $ 12,923          $ 4,601   $ 11,916             $ 29,440  $ 39,269           $ 42,862           $ 14,123

   1996   12,813             4,345      8,515               25,673     29,153             30,967             13,806

   1995   11,682             3,608      6,877               22,167     23,138             24,400             13,436

   1994   10,289             2,826      5,794               18,909     18,354             18,911             13,040

   1993   10,896             2,617      4,642               18,155     18,099             17,847             12,722

   1992   10,137             1,963      3,317               15,417     15,925             16,351             12,352

   1991   10,598             1,564      1,564               13,726     14,041             13,899             11,982

   1990   9,739              923        1,438               12,100     13,074             13,267             11,445

   1989   9,456              575        1,396               11,427     11,223             10,825             10,934

   1988   8,173              152        1,206               9,531       9,312              9,160              10,396


Explanatory Notes: With an initial investment of $10,000 in Class T of
Strategic Opportunities on J   uly     1, 1987, assuming the 3.50%
maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   22,828    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $2   ,435     for
dividends and $   5,906     for capital gain distributions.
During the 10-year period ended    June     3   0    , 199   7    , a
hypothetical $10,000 investment in Class B of Strategic Opportunities
would have grown to $30,   074    .
STRATEGIC OPPORTUNITIES    -     CLASS B   INDICES




Period
Ended    Value of   Value of         Value of       Total          S&P                DJIA               Cost
   June
30       Initial    Reinvested           Reinvested Value          500                                   of
         $10,000    Dividend      Capital Gain                                                           Living
         Investment Distributions Distributions

   1997  $ 13,152   $ 4,702           $ 12,220      $ 30,074       $ 39,269           $ 42,862           $ 14,123

   1996    13,066     4,588             8,705         26,359         29,153             30,967             13,806

   1995    11,986     3,849             7,058         22,893         23,138             24,400             13,436

   1994    10,662     2,928             6,005         19,595         18,354             18,911             13,040

   1993    11,291     2,712             4,810         18,813         18,099             17,847             12,722

   1992    10,505     2,034             3,437         15,976         15,925             16,351             12,352

   1991    10,982     1,621             1,621         14,224         14,041             13,899             11,982

   1990    10,092     957               1,490         12,539         13,074             13,267             11,445

   1989    9,799      597               1,446         11,842         11,223             10,825             10,934

   1988    8,470      157               1,250          9,877          9,312              9,160              10,396


Explanatory Notes: With an initial investment of $10,000 in Class B of
Strategic Opportunities on J   uly     1, 1987, the net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$23,   299    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$2,   518     for dividends and $6,   120     for capital gain
distributions.    Initial offering of Class B of Strategic
Opportunities took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended    June     3   0    , 199   7    , a
hypothetical $10,000 investment in Institutional Class of Strategic
Opportunities would have grown to $30,   714    .
STRATEGIC OPPORTUNITIES    -     INSTITUTIONAL CLASS   INDICES




   Period
Ended        Value of   Value of      Value of             Total        S&P               DJIA              Cost
   June
30           Initial    Reinvested    Reinvested           ValueM/r>

   500                                 of
             $10,000    Dividend      Capital Gain                                                          Living
             Investment Distributions Distributions

   1997   $ 13,304      $ 5,088           $ 12,322      $ 30,714           $ 39,269     $ 42,862           $ 14,123

   1996     13,256        4,662            8,815          26,733             29,153       30,967             13,806

   1995     12,105        3,740            7,126          22,971             23,138       24,400             13,436

   1994     10,662        2,928            6,005          19,595             18,354       18,911             13,040

   1993     11,291        2,712            4,810          18,813             18,099       17,847             12,722

   1992     10,505        2,034            3,437          15,976             15,925       16,351             12,352

   1991     10,982        1,621            1,621          14,224             14,041       13,899             11,982

   1990     10,092          957            1,490          12,539             13,074       13,267             11,445

   1989      9,799          597            1,446          11,842             11,223       10,825             10,934

   1988      8,470          157            1,250           9,877              9,312       9,160              10,396


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Strategic Opportunities on J   uly     1, 1987,
the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   23,653    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   2,691     for dividends and $6,   120     for capital gain
distributions.    Initial offering of Institutional Class of Strategic
Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
During the 10-year period ended    December     3   1    ,
199   6    , a hypothetical $10,000 investment in Initial Class of
Strategic Opportunities would have grown to $3   1,232    , including
the effect of Initial Class's maximum 3.50% sales charge.
STRATEGIC OPPORTUNITIES    -     INITIAL CLASS   INDICES


Period
Ended        Value of   Value of         Value of       Total       S&P            DJIA              Cost
   December
31           Initial    Reinvested           Reinvested Value       500                              of
             $10,000    Dividend      Capital Gain                                                   Living
             Investment Distributions Distributions


199   6      $ 13,633   $ 6,010           $ 11,589       $ 31,232   $ 41,499           $ 46,181           $ 14,353

199   5        14,942     6,149             9,528          30,619     33,750             35,882             13,891

   1994        11,228     4,172             6,668          22,068     24,531             26,244             13,548

199   3        12,472     4,011             7,082          23,565     24,213             25,001             13,195

199   2        11,394     3,190             4,880          19,464     21,996             21,370             12,842

199   1        11,067     2,457             3,629          17,153     20,434             19,916             12,480

199   0        10,549     1,772             1,546          13,867     15,660             16,018             12,109

19   89        11,835     1,276             1,735          14,846     16,164             16,104             11,412

198   8         9,221     591               1,352          11,164     12,275             12,222             10,905

198   7         7,805     149               1,144           9,098     10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Initial
Class of Strategic Opportunities on    January     1, 1987, assuming
the 3.50% maximum sales charge had been in effect, the net amount invested in Initial Class shares was $9,650.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   24,713    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,369     for dividends and $   6,197     for capital gain
distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class A of Large Cap would have grown to $11,863, including the effect of Class A's maximum 5.75% sales charge.
   LARGE CAP - CLASS A          INDICES




   Period
Ended        Value of   Value of      Value of           Total        S&P               DJIA               Cost
   May
31           Initial    Reinvested    Reinvested         Value        500                                   of
             $10,000    Dividend      Capital Gain                                                      Living**
             Investment Distributions Distributions

   1997   $ 11,781      $    0        $    82         $    11,863  $ 13,453        $    13,675        $    10,336

   1996*     9,745           0             0                9,745    10,395             10,316             10,110


   * From February 20, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of Large Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,076. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $75 for capital gain distributions. Initial offering of Class A for Large Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 would have been higher.
During the period from February 20, 1996 (commencement of operations
of the fund) to    May     3   1    , 199   7    , a hypothetical
$10,000 investment in Class T of Large Cap would have grown to $12,145, including the effect of Class T's maximum 3.50% sales charge.
LARGE CAP    -     CLASS T   INDICES




Period
Ended         Value of   Value of      Reinvested    Total        S&P                DJIA               Cost
   May 31     Initial    Reinvested    Capital Gain  Value        500                                   of
              $10,000    Dividend      Distributions                                                    Living**
              Investment Distributions

   1997       $ 12,082    $ 0              $ 63      $ 12,145  $ 13,453           $ 13,675           $ 10,336

   1996*         9,978    0                 0           9,978    10,395             10,316             10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Large Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $10,   058    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $0 for dividends and $   58     for capital
gain distributions.
During the period from February 20, 1996 (commencement of operations
of the fund) to    May     3   1    , 199   7    , a hypothetical
$10,000 investment in Class B of Large Cap would have grown to $12,084, including the effect of Class B's maximum applicable CDSC.
LARGE CAP    -     CLASS B   INDICES




Period
Ended    Value of   Value of         Value of       Total             S&P               DJIA            Cost
   May
31       Initial    Reinvested           Reinvested Value             500                                of
         $10,000    Dividend      Capital Gain                                                       Living**
         Investment Distributions Distributions

   1997  $ 12,030   $ 0               $ 54          $     12,084       $ 13,453           $ 13,675           $ 10,336

   1996*   10,330     0                0              10,330            10,395             10,316             10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $10,   050    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $0 for dividends and $   50     for capital
gain distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class C of Large Cap would have grown to $12,384, including the effect of Class C's maximum applicable CDSC.
   LARGE CAP - CLASS C          INDICES




   Period
Ended    Value of      Value of         Value of        Total            S&P             DJIA               Cost
   May
31          Initial    Reinvested    Reinvested         Value            500                                of
            $10,000    Dividend      Capital Gain                                                           Living**
            Investment Distributions Distributions

   1997  $ 12,330          $ 0           $ 54            $ 12,384         $ 13,453         $ 13,675          $ 10,336

   1996*   10,330           0             0               10,330           10,395           10,316            10,110


   * From February 20, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $10,050.    If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $50 for capital gain distributions. Class C returns for Large Cap for the period ended May 31, 1997 are those of class B which reflect a 12b-1 fee of 1.00%. During the period from February 20, 1996 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Institutional Class of Large Cap would have grown to $12,648.
LARGE CAP    -     INSTITUTIONAL CLASS   INDICES




Period
Ended    Value of   Value of         Value of       Total           S&P              DJIA               Cost
   May
31       Initial    Reinvested           Reinvested Value           500                                 of
         $10,000    Dividend      Capital Gain                                                          Living**
         Investment Distributions Distributions

   1997  $ 12,550   $ 0               $ 98             $ 12,648         $ 13,453         $ 13,675           $ 10,336

   1996*   10,350     0                0                 10,350          10,395           10,316             10,110


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the
initial investment ($10,0   0    0) together with the aggregate cost
of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $10,0   9    0. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$0 for dividends and $   9    0 for capital gain distributions.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class A of Equity Income would have grown to $31,883, including the effect of Class A's maximum 5.75% sales charge.
   EQUITY INCOME - CLASS A          INDICES




   Period
Ended        Value of   Value of          Value of          Total    S&P               DJIA                Cost
   May
31           Initial    Reinvested        Reinvested        Value    500                                   of
             $10,000    Dividend          Capital Gain                                                     Living
             Investment Distributions  Distributions

   1997   $ 16,747      $    9,618     $    5,518        $    31,883 $ 39,484           $ 43,263        $    14,156

   1996     14,630           7,952          4,096             26,678   30,509             32,636             13,846

   1995     12,443           6,411        2,970             21,824     23,754             25,247             13,457

   1994     10,745           5,914        2,237             18,176     19,765             20,695             13,042

   1993     10,047           4,608        2,091             16,746     18,958             18,895             12,750

   1992      8,754           3,582        1,822             14,158     16,982             17,663             12,352

   1991      7,930           2,716        1,651             12,297     15,458             15,270             11,989

   1990      7,881           1,910        1,640             11,431     13,828             13,974             11,424

   1989      8,636           1,332        1,496             11,464     11,858             11,604             10,946

   1988      7,448             511        1,290             9,249      >9,353              9,163              10,389


   Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Income on June 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,263. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,486 for dividends and $2,292 for capital gain distributions. Initial offering of Class A for each fund took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% for prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended    May 31    , 199   7    , a
hypothetical $10,000 investment in Class T of Equity Income would have
grown to $3   2    ,   697    , including the effect of Class T's
maximum 3.50% sales charge.
EQUITY INCOME    -     CLASS T   INDICES




Period
Ended    Value of   Value of         Value of       Total           S&P                DJIA              Cost
   May
31       Initial    Reinvested           Reinvested Value           500                                  of
         $10,000    Dividend      Capital Gain                            Living
         Investment Distributions Distributions

   1997  $ 17,247   $ 9,772           $ 5,678          $ 32,697        $ 39,484           $ 43,263           $ 14,156

   1996    14,979     8,143             4,193           27,315          30,509             32,636             13,846

   1995    12,740     6,565             3,040           22,345          23,754             25,247             13,457

   1994    11,002     5,317             2,290           18,609          19,765             20,695             13,042

   1993    10,287     4,717             2,141           17,145          18,958             18,895             12,750

   1992     8,963     3,667             1,866           14,496          16,982             17,663             12,352

   1991     8,119     2,781             1,690           12,590          15,458             15,270             11,989

   1990     8,069     1,955             1,680           11,704          13,828             13,974             11,424

   1989     8,842     1,365             1,531           11,738          11,858             11,604             10,946

   1988     7,626       523               1,321         9,470           9,353              9,163              10,389


Explanatory Notes: With an initial investment of $10,000 in Class T of
Equity Income on    June     1, 198   7    , assuming the 3.50%
maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $1   8,340    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $3,   505     for
dividends and $2,   346     for capital gain distributions.    Initial
offering of Class T of Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended    May     3   1    , 199   7    , a
hypothetical $10,000 investment in Class B of Equity Income would have
grown to $3   3,471    .
EQUITY INCOME    -     CLASS B   INDICES




Period
Ended    Value of   Value of         Value of       Total           S&P               DJIA               Cost
   May
31       Initial    Reinvested           Reinvested Value           500                                  of
         $10,000    Dividend      Capital Gain                                                          Living
         Investment Distributions Distributions

   1997  $ 17,806   $ 9,804           $ 5,861          $ 33,471          39,484           $ 43,263           $ 14,156

   1996    15,471     8,294             4,332            28,097          30,509            23,636             13,846

   1995    13,173     6,773             3,144            23,090          23,754            25,247             13,457

   1994    11,401     5,510             2,373            19,284          19,765            20,695             13,042

   1993    10,660     4,888             2,219            17,767          18,958            18,895             12,750

   1992     9,288     3,800             1,934            15,022          16,982            17,663             12,352

   1991     8,414     2,882             1,751            13,047          15,458            15,270             11,989

   1990     8,362     2,026             1,740            12,128          13,828            13,974             11,424

   1989     9,162     1,415             1,587            12,164          11,858            11,604             10,946

   1988     7,902       542               1,369           9,813          9,353             9,163              10,389


Explanatory Notes: With an initial investment of $10,000 in Class B of
Equity Income on    June     1, 198   7    , the net amount invested
in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $1   8,392    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $3,   499     for
dividends and $2,   431     for capital gain distributions.    Initial
offering of Class B of Equity Income took place on June 30, 1994. Returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class C of Equity Income would have grown to $33,471.
   EQUITY INCOME - CLASS C          INDICES




   Period
Ended        Value of   Value of         Value of         Total          S&P             DJIA               Cost
   May
31           Initial    Reinvested    Reinvested          Value          500                                of
             $10,000    Dividend      Capital Gain                                                          Living
             Investment Distributions Distributions

   1997   $ 17,806         $ 9,804    $ 5,861             $ 33,471    39,484           $ 43,263           $ 14,156

   1996     15,471           8,294      4,332               28,097    30,509            32,636             13,846

   1995     13,173           6,773      3,144               23,090    23,754            25,247             13,457

   1994     11,401           5,510      2,373               19,284    19,765            20,695             13,042

   1993     10,660           4,888      2,219               17,767    18,958            18,895             12,750

   1992      9,288           3,800      1,934               15,022    16,982            17,663             12,352

   1991      8,414           2,882      1,751               13,047    15,458            15,270             11,989

   1990      8,362           2,026      1,740               12,128    13,828            13,974             11,424

   1989      9,162           1,415      1,587               12,164    11,858            11,604             10,946

   1988      7,902           542        1,369               9,813      9,353             9,163              10,389


   Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Income on June 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,392. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,499 for dividends and $2,431 for capital gain distributions. Class C returns for Equity Income from May 31, 1997 through June 30, 1994 are those of Class B, which reflect a 12b-1 fee of 1.00%. Returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
During the 10-year period ended    May 31, 1997    , a hypothetical
$10,000 investment in Institutional Class of Equity Income would have
grown to $35   ,057    .
EQUITY INCOME    -     INSTITUTIONAL CLASS   INDICES




Period
Ended    Value of   Value of         Value of        Total          S&P               DJIA               Cost
   May
31       Initial    Reinvested           Reinvested Value           500                                  of
         $10,000    Dividend      Capital Gain                                                           Living
         Investment Distributions Distributions

   1997  $ 18,013   $ 11,086         $ 5,958           $ 35,057        $ 39,484           $ 43,263           $ 14,156

   1996    15,641      9,084           4,390             29,115          30,509            32,636             13,846

   1995    13,291      7,202           3,175             23,668          23,754            25,247             13,457

   1994    11,483      5,668           2,390             19,541          19,765            20,695             13,042

   1993    10,675      4,947           2,222             17,843          18,958            18,895             12,750

   1992     9,288      3,800           1,934             15,022          16,982            17,663             12,352

   1991     8,414      2,882           1,751             13,047          15,458            15,270             11,989

   1990     8,362      2,026           1,740             12,128          13,828            13,974             11,424

   1989     9,162      1,415           1,587             12,164          11,858            11,604             10,946

   1988     7,902        542           1,369             9,813           9,353             9,163              10,389


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Equity Income on    June     1, 198   7    ,
the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,330    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3.988     for dividends and $2   ,431     for capital gain
distributions.
   During the 10-year period ended from April 30, 1987 to April 30, 1997, a hypothetical $10,000 investment in Class A of Balanced would have grown to $27,180, including the effect of Class A's maximum 5.75% sales charge.
   BALANCED - CLASS A          INDICES




   Period
Ended        Value of   Value of          Value of           Total        S&P             DJIA              Cost
   April
30           Initial    Reinvested        Reinvested         Value        500                               of
             $10,000    Dividend          Capital Gain                                                      Living
             Investment Distributions  Distributions

   1997   $ 14,958         $ 8,650        $ 3,572            $ 27,180  $ 37,542           $ 41,495           $ 14,215

   1996     13,387           6,956          3,037              23,380   30,001             32,301             13,869

   1995     12,959           5,875          2,898             21,732    23,040             24,499             13,478

   1994     12,881           5,355          2,880             21,116    19,615             20,321             13,079

   1993     13,247           4,830          2,307             20,384    18,624             18,403             12,777

   1992     12,218           3,775          1,356             17,349    17,047             17,506             12,378

   1991     11,101           2,895          544               14,540    14,947             14,593             11,996

   1990      9,870           1,941          484               12,295    12,709             12,926             11,437

   1989     10,394           1,007          0                 11,401    11,495             11,334             10,923

   1988      9,242           376            0                 9,618     9,353              9,185              10,390


   Explanatory Notes: With an initial investment of $10,000 in Class A of Balanced on May 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,541. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,887 for dividends and $2,051 for capital gain distributions. Initial offering of Class A for Balanced took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected total returns prior to September 3, 1996 would have been higher.
   During the 10-year period ended April 30, 1997, a hypothetical $10,000 investment in Class T of Balanced would have grown to $27,875, including the effect of Class T's maximum 3.50% sales charge.
BALANCED    -     CLASS T   INDICES


Period
Ended    Value of   Value of         Value of       Total        S&P             DJIA              Cost
   April
30       Initial    Reinvested           Reinvested Value        500                               of
         $10,000    Dividend      Capital Gain                                                     Living
         Investment Distributions Distributions

   1997  $ 15,333   $ 8,880           $ 3,662          $ 27,875  $ 37,542           $ 41,495           $ 14,125

1996        13,707   7,121             3,110             23,938    30,001             32,301             13,869

1995        13,269   6,015             2,967             22,251    23,040             24,499             13,478

1994        13,188   5,483             2,949             21,620    19,615             20,321             13,079

1993        13,564   4,944             2,362             20,870    18,624             18,403             12,777

1992        12,509   3,865             1,389             17,763    17,047             17,506             12,378

1991        11,366   2,964             557               14,887    14,947             14,593             11,996

1990        10,106   1,987             495               12,558    12,709             12,926             11,437

1989        10,642   1,031             0                 11,673    11,495             11,334             10,923

1988        9,462      385               0               9,847      9,353              9,185              10,390


Explanatory Notes: With an initial investment of $10,000 in Class T of
Balanced on    May 1    , 1987, assuming the 3.50% maximum sales
charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $19,   784    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $5,   013     for dividends and $2,   100
for capital gain distributions.
During the    10-year     period    ended April 30    , 199   7    , a
hypothetical $10,000 investment in Class B of Balanced would have
grown to $28,   785    .
BALANCED    -     CLASS B   INDICES




Period
Ended    Value of   Value of         Value of       Total             S&P             DJIA               Cost
   April
30       Initial    Reinvested           Reinvested Value             500                               of
         $10,000    Dividend      Capital Gain                                                          Living
         Investment Distributions Distributions

   1997  $ 15,852   $ 9,147           $ 3,786          $ 28,785       $ 37,542           $ 41,495           $ 14,215

   1996    14,204     7,380             3,222            24,806         30,001             32,301             13,869

   1995    13,750     6,233             3,075            23,058         23,040             24,499             13,478

   1994    13,667     5,681             3,056            22,404         19,615             20,321             13,079

   1993    14,056     5,123             2,448            21,627         18,624             18,403             12,777

   1992    12,963     4,005             1,439            18,407         17,047             17,506             12,378

   1991    11,778     3,072             577              15,427         14,947             14,593             11,996

   1990    10,472     2,060             513              13,045         12,709             12,926             11,437

   1989    11,028     1,068             0                12,096         11,495             11,334             10,923

   1988     9,806       398               0              10,204          9,353             9,185              10,390


Explanatory Notes: With an initial investment of $10,000 in Class B of
Balanced on    May 1    , 1987, the net amount invested in Class B
shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $20,   106    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $5,   176     for
dividends and $2,   176     for capital gain distributions.    Initial
offering of Class B of Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
   During the 10-year period ended April 30, 1997, a hypothetical $10,000 investment in Class C of Balanced would have grown to
$28,785.
   BALANCED - CLASS C          INDICES




   Period
Ended    Value of      Value of      Value of              Total          S&P               DJIA            Cost
   April
30       Initial       Reinvested    Reinvested            Value          500                               of
            $10,000    Dividend      Capital Gain                                                           Living
            Investment Distributions Distributions

   1997  $ 15,852          $ 9,147   $  3,786              $ 28,785    $ 37,542           $ 41,495           $ 14,215

   1996    14,204           7,380       3,222                24,806     30,001             32,301             13,869

   1995    13,750           6,233       3,075                23,058     23,040             24,499             13,478

   1994    13,667           5,681       3,056                22,404     19,615             20,321             13,079

   1993    14,056           5,123       2,448                21,627     18,624             18,403             12,777

   1992    12,963           4,005       1,439                18,407     17,047             17,506             12,378

   1991    11,778           3,072         577                15,427     14,947             14,593             11,996

   1990    10,472           2,060         513                13,045     12,709             12,926             11,437

   1989    11,028           1,068           0                12,096     11,495             11,334             10,923

   1988     9,806           398             0                10,204     9,353              9,185              10,390


   Explanatory Notes: With an initial investment of $10,000 in Class C of Balanced on May 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,106. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,176 for dividends and $2,176 for capital gain distributions. Class C returns for Balanced from April 30, 1997 through December 31, 1996 are those of Class B, which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1,
1996). If Class C's 12b-1 fee had been reflected, total returns prior to December 31, 1996 would have been lower.
   During the 10-year period ended April 30, 1997, a hypothetical $10,000 investment in Institutional Class of Balanced would have grown to $29,237.
BALANCED    -     INSTITUTIONAL CLASS   INDICES




Period
Ended    Value of   Value of         Value of       Total           S&P               DJIA               Cost
   April
30       Initial    Reinvested           Reinvested Value           500                                  of
         $10,000    Dividend      Capital Gain                                                           Living
         Investment Distributions Distributions

   1997  $ 15,944   $ 9,484          $  3,809          $ 29,237        $ 37,542           $ 41,495           $ 14,215

   1996    14,269     7,523             3,237            25,029          30,001            32,301             13,869

   1995    13,750     6,233             3,075            23,058          23,040            24,499             13,478

   1994    13,667     5,681             3,056            22,404          19,615            20,321             13,079

   1993    14,056     5,123             2,448            21,627          18,624            18,403             12,777

   1992    12,963     4,005             1,439            18,407          17,047            17,506             12,378

   1991    11,778     3,072             577              15,427          14,947            14,593             11,996

   1990    10,472     2,060             513              13,045          12,709            12,926             11,437

   1989    11,028     1,068             0                12,096          11,495            11,334             10,923

   1988     9,806       399               0              10,204          9,353             9,185              10,390


   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Balanced on May 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,373. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,324 for dividends and $2,176 for capital gain distributions. Initial offering of Institutional Class of Balanced took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the period from March 10, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class A of Emerging Markets Income would have grown to $16,566, including the effect of Class A's maximum 4.75% sales charge.
   EMERGING MARKETS INCOME - CLASS A          INDICES




   Period    Value of           Value of   Value of          Total        S&P        DJIA        Cost
   Ended        Initial         Reinvested Reinvested        Value        500                    of
   June
30              $10,000         Dividend   Capital Gain                                          Living**
                  Investment Distributions Distributions

   1997      $ 12,040        $ 3,428       $ 1,098        $ 16,566    $ 20,539    $ 21,503    $ 10,927

   1996      9,630           1,944         250            11,824      15,248      15,535      10,682

   1995      7,972           832           207            9,011       12,101      12,241      10,395

   1994*     9,239           129           0              9,368       9,599       9,487       10,089


   * From March 10, 1994 (commencement of operations).
   ** From month-end preceding commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class A of Emerging Markets Income on March 10, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,661. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,282 for dividends and $819 for capital gain distributions. Initial offering of Class A for Emerging Markets Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period from March 10, 1994 (commencement of operations of
the fund) to    June 30, 1997    , a hypothetical $10,000 investment
in Class T of Emerging Markets Income would have grown to $16,796, including the effect of Class T's maximum 3.50% sales charge.
EMERGING MARKETS INCOME - CLASS T   INDICES




   Period   Value of         Value of   Value of              Total          S&P          DJIA          Cost
   Ended    Initial          Reinvested Reinvested            Value           500                         of
   June
30             $10,000    Dividend         Capital Gain                                                 Living**
               Investment Distributions Distributions


   1997     $ 12,198      $ 3,484       $ 1,114            $ 16,796        $ 20,539      $ 21,503      $ 10,927

1996        9,756         1,970         253                11,979          15,248        15,535        10,682

1995        8,077         842           210                9,129           12,101        12,241        10,395

1994*       9,361         130           0                  9,491           9,599         9,487         10,089


* From March 10, 1994 (commencement of operations).
**    From month-end preceding commencement of fund operations    .
Explanatory Notes: With an initial investment of $10,000 in Class T of Emerging Markets Income on March 10, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,719. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,319 for dividends and $830 for capital gain distributions.
During the period from March 10, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class
B of Emerging Markets Income would have grown to $1   6,753    ,
including the effect of Class B's maximum applicable CDSC.
EMERGING MARKETS INCOME - CLASS B   INDICES




   Period   Value of   Value of         Value of              Total          S&P          DJIA          Cost
   Ended    Initial    Reinvested    Reinvested               Value           500                         of
   June 30  $10,000    Dividend         Capital Gain                                                      Living**
            Investment Distributions Distributions

   1997     $ 12,380   $ 3,235       $ 1,138                $ 16,753        $ 20,539      $ 21,503      $ 10,927

1996        10,130     1,846         261                    12,237          15,248        15,535        10,682

1995        8,390      790           217                    9,397           12,101        12,241        10,395

1994*       9,700      133           0                      9,833           9,599         9,487         10,089


* From March 10, 1994 (commencement of operations).
**    From month-end preceding commencement of fund operations    .
Explanatory Notes: With an initial investment of $10,000 in Class B of Emerging Markets Income on March 10, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,534. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,172 for dividends and $860 for capital gain
distributions.    Initial offering of Class B of Emerging Markets
Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee (1.00% prior to January 1, 1996) had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the period from March 10, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class C of Emerging Markets Income would have grown to $17,053.
   EMERGING MARKETS INCOME - CLASS C          INDICES




   Period   Value of         Value of   Value of         Total    S&P          DJIA          Cost
   Ended    Initial          Reinvested Reinvested    Value          500                     of
   June 30  $10,000          Dividend   Capital Gain                                         Living**
               Investment Distributions Distributions

   1997     $ 12,680      $ 3,235        $ 1,138      $ 17,053    $ 20,539    $ 21,503    $ 10,927

   1996     10,130        1,846           261         12,237      15,248      15,535      10,682

   1995     8,390         790             217         9,397       12,101      12,241      10,395

1994*       9,700         133             0           9,833       9,599       9,487       10,089


   * From March 10, 1994 (commencement of operations).
   ** From month-end preceding commencement of fund operations    .
   Explanatory Notes: With an initial investment of $10,000 in Class C of Emerging Markets Income on March 10, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,534. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,172 for dividends and $860 for capital gain distributions. Class C returns for Emerging Markets Income from June 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to June 30, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
During the period from March 10, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Institutional Class of Emerging Markets Income would have grown to $17,414.
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS   INDICES




   Period Value of   Value of              Value of              Total          S&P          DJIA          Cost
   Ended  Initial    Reinvested            Reinvested            Value           500                         of
   June
30        $10,000    Dividend              Capital Gain                                                      Living**
          Investment Distributions         Distributions

1997     $ 12,580    $ 3,677             $ 1,157              $ 17,414       $ 20,539    $ 21,503        $ 10,927

1996      10,070      2,075              261                   12,406         15,248      15,535          10,682

1995      8,370       873                217                   9,460          12,101      12,241          10,395

1994*     9,700       135                0                     9,835          9,599       9,487           10,089


* From March 10, 1994 (commencement of operations).
**    From month-end preceding commencement of fund operations    .
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Emerging Markets Income on March 10, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,922. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,452 for dividends and $860 for capital gain distributions.
Initial offering of Institutional Class of Emerging Markets Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%.Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended from April 30, 1987 to April 30, 1997, a hypothetical $10,000 investment in Class A of High Yield would have grown to $33,027, including the effect of Class A's maximum 4.75% sales charge.
   HIGH YIELD - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA    Cost
   April 30 Initial          Reinvested Reinvested            Value           500                    of
               $10,000    Dividend         Capital Gain                                              Living**
               Investment Distributions Distributions

   1997     $ 11,184      $ 20,696         $ 1,147          $ 33,027      $ 37,542    $ 41,495    $ 14,215

   1996     11,240        17,946           999              30,185        30,001      32,301      13,869

   1995     10,699        14,677           951              26,327        23,040      24,499      13,478

   1994     10,597        12,671           941              24,209        19,615      20,321      13,079

   1993     10,681        10,972           441              22,094        18,624      18,403      12,777

   1992     10,177        8,612            0                18,789        17,047      17,506      12,378

   1991     8,714         5,533            0                14,247        14,947      14,593      11,996

   1990     8,006         3,585            0                11,591        12,709      12,926      11,437

   1989     8,835         2,38   6         0                11,221        11,495      11,334      10,923

   1988     9,040         1,127            0                10,167        9,353       9,185       10,390


   Explanatory Notes: With an initial investment of $10,000 in Class A of High Yield on May 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $29,501. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,042 for dividends and $513 for capital gain distributions. Initial offering of Class A for High Yield took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.15%. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the    10-year     period    ended     from    April 30,
1987     to    April     3   0    , 199   7    , a hypothetical
$10,000 investment in Class T of High Yield would have grown to
$3   3    ,   537    , including the effect of Class T's maximum 3.50%
sales charge.
HIGH YIELD - CLASS T   INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA              Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                             of
               $10,000    Dividend         Capital Gain                                                       Living
               Investment Distributions Distributions

   1997     $ 11,340      $ 21,034      $ 1,163            $ 33,537        $ 37,542      $ 41,495          $ 14,215

   1996     11,387        18,182        1,012              30,581          30,001           32,301         13,869

   1995     10,840        14,870        963                26,673          23,040        24,499            13,478

   1994     10,736        12,837        954                24,527          19,615        20,321            13,079

   1993     10,821        11,116        447                22,384          18,624        18,403            12,777

   1992     10,311        8,725         0                  19,036          17,047        17,506            12,378

   1991     8,829         5,605         0                  14,434          14,947        14,593            11,996

   1990     8,111         3,632         0                  11,743          12,709        12,926            11,437

   1989     8,951         2,417         0                  11,368          11,495        11,334            10,923

   1988     9,159         1,142         0                  10,301          9,353         9,185             10,390


Explanatory Notes: With an initial investment of $10,000 in Class T of
High Yield on    May 1    , 1987, assuming the 3.50% maximum sales
charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $29,808. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $10,191 for dividends and $5   1    9 for
capital gain distributions.
During the    10-year     period    ended     from    April 30,
1987     to    April 30    , 199   7    , a hypothetical $10,000
investment in Class B of High Yield would have grown to $33,941.
HIGH YIELD - CLASS B   INDICES




   Period
Ended          Value of   Value of         Value of            Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 11,722      $ 21,019      $ 1,200                $ 33,941        $ 37,542      $ 41,495      $ 14,215

   1996     11,771        18,327         1,046                  31,144          30,001        32,301        13,869

   1995     11,213        15,163          996                    27,372          23,040        24,499        13,478

   1994     11,125        13,304          988                    25,417          19,615        20,321        13,079

   1993     11,213        11,519           463                    23,195          18,624        18,403        12,777

   1992     10,685        9,041            0                      19,726          17,047        17,506        12,378

   1991     9,149         5,809            0                      14,958          14,947        14,593        11,996

   1990     8,405         3,764            0                      12,169          12,709        12,926        11,437

   1989     9,276         2,504            0                      11,780          11,495        11,334        10,923

   1988     9,491         1,183            0                      10,674          9,353         9,185         10,390


Explanatory Notes: With an initial investment of $10,000 in Class B of
High Yield on    May 1    , 1987, the net amount invested in Class B
shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $29,80   2    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $10,   313     for
dividends and $   538     for capital gain distributions.    Initial
offering of Class B of High Yield took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee (1.00% prior to January 1,
1996) had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the 10-year period ended from April 30, 1987 to April 30, 1997, a hypothetical $10,000 investment in Class C of High Yield would have grown to $33,941.
   HIGH YIELD - CLASS C          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 11,722      $ 21,019        $ 1,200                $ 33,941        $ 37,542      $ 41,495      $ 14,215

   1996     11,771        18,327           1,046                  31,144          30,001        32,301        13,869

   1995     11,213        15,163           996                    27,372          23,040        24,499        13,478

   1994     11,125        13,   3    04    988                    25,417          19,615        20,321        13,079

   1993     11,213        11,519           463                    23,195          18,624        18,403        12,777

   1992     10,685        9,041            0                      19,726          17,047        17,506        12,378

   1991     9,149         5,809            0                      14,958          14,947        14,593        11,996

   1990     8,405         3,764            0                      12,169          12,709        12,926        11,437

   1989     9,276         2,504            0                      11,780          11,495        11,334        10,923

   1988     9,491         1,183            0                      10,674          9,353         9,185         10,390


   Explanatory Notes: With an initial investment of $10,000 in Class C of High Yield on May 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $29,802. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,313 for dividends and $538 for capital gain distributions. Class C returns for High Yield from April 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to April 30, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
During the    10-year     period    ended     from April 30, 1997, a
hypothetical $10,000 investment in Institutional Class of High Yield would have grown to $34,614.
HIGH YIELD - INSTITUTIONAL CLASS   INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 11,566      $ 21,858      $ 1,190            $ 34,614        $ 37,542      $ 41,495      $ 14,215

   1996     11,644        18,853        1,034              31,531          30,001        32,301        13,869

   1995     11,233        15,409         998               27,640          23,040        24,499        13,478

   1994     11,125        13,304          988              25,417          19,615        20,321        13,079

   1993     11,213        11,519           463             23,195          18,624        18,403        12,777

   1992     10,685        9,041            0               19,726          17,047        17,506        12,378

   1991     9,149         5,809            0               14,958          14,947        14,593        11,996

   1990     8,405         3,764            0               12,169          12,709        12,926        11,437

   1989     9,276         2,504            0               11,780          11,495        11,334        10,923

   1988     9,491         1,183            0               10,674          9,353         9,185         10,390


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of High Yield on    May 1    , 198   7    , the
net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $30,868. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,675 for dividends and $538 for capital gain distributions.
Initial offering of Institutional Class of High Yield took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%.Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the period from October 31, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class A of Strategic Income would have grown to $13,732, including the effect of Class A's maximum 4.75% sales charge.
   STRATEGIC INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of/r>

   Value of              Total          S&P          DJIA          Cost
   June
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend      Capital Gain                                                      Living**
               Investment Distributions Distributions

   1997     $ 10,773      $ 2,297         $ 653             $ 13,723        $ 19,892    $ 20,716    $ 10,722

   1996     10,430        1,338           299               12,067           14,768      14,967      10,482

   1995     10,354        487             0                 10,841            11,721      11,793      10,201


   * From October 31, 1994 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Income on October 31, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,861. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,974 for dividends and $560 for capital gain distributions. Initial offering of Class A for Strategic Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.15%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the    10-year     period    ended     from October 31, 1994
(commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class T of Strategic Income would have grown to $13,920, including the effect of Class T's maximum 3.50% sales charge.
STRATEGIC INCOME - CLASS T   INDICES




   Period
Ended        Value of   Value of      Value of              Total          S&P          DJIA          Cost
   June
30           Initial    Reinvested    Reinvested            Value           500                         of
             $10,000    Dividend      Capital Gain                                                      Living**
             Investment Distributions Distributions

1997      $ 10,914      $ 2,345       $ 661                  $ 13,920        $ 19,892      $ 20,716      $ 10,722

1996      10,567        1,356           302                   12,225          14,768        14,967        10,482

1995      10,490        494               0                   10,984          11,721        11,793        10,201


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Income on October 31, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,915. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,012 for dividends and $569 for capital gain distributions.
During the period from October 31, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class
B of Strategic Income would have grown to $13,   882    , including
the effect of Class B's maximum applicable CDSC.
STRATEGIC INCOME - CLASS B   INDICES




   Period
Ended        Value of   Value of      Value of              Total          S&P          DJIA          Cost
   June
30           Initial    Reinvested    Reinvested            Value           500                         of
             $10,000    Dividend      Capital Gain                                                      Living**
             Investment Distributions Distributions

1997      $ 11,030      $ 2,174        $ 678                  $ 13,882        $ 19,892      $ 20,716      $ 10,722

1996      10,960        1,254            311                    12,525          14,768        14,967        10,482

1995      10,870        456              0                      11,326          11,721        11,793        10,201


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Income on October 31, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,765. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,882 for dividends and $590 for capital gain distributions.
   During the period from October 31, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Class C of Strategic Income would have grown to $14,182.
   STRATEGIC INCOME - CLASS C          INDICES




   Period
Ended        Value of   Value of         Value of           Total             S&P          DJIA          Cost
   June
30           Initial    Reinvested    Reinvested            Value              500                         of
             $10,000    Dividend         Capital Gain                                                        Living**
             Investment Distributions Distributions

1997      $ 11,330      $ 2,174       $ 678              $    14,182        $ 19,892      $ 20,716      $ 10,722

1996      10,960        1,254           311               12,525             14,768        14,967        10,482

1995      10,870        456             0                 11,326             11,721        11,793        10,201


   * From October 31, 1994 (commencement of operations).
   **     From month-end following commencement of fund operations.
   Explanatory Notes: With an initial investment of $10,000 in Class C of Strategic Income on October 31, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,765. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,882 for dividends and $590 for capital gain distributions. Class C returns for Strategic Income for the period ended June 30, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, total returns after December 31, 1995 would have been lower.
During the period from October 31, 1994 (commencement of operations of the fund) to June 30, 1997, a hypothetical $10,000 investment in Institutional Class of Strategic Income would have grown to
$1   4,487    .
STRATEGIC INCOME - INSTITUTIONAL CLASS   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   June
30             Initial    Reinvested    Reinvested               Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living**
               Investment Distributions Distributions

1997        $ 11,360      $ 2,441       $ 686                  $ 14,487        $ 19,892      $ 20,716      $ 10,722

1996        10,990        1,408          314                    12,712          14,768        14,967        10,482

1995        10,870        512            0                      11,382          11,721        11,793        10,201


* From October 31, 1994 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Income on October 31, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,028. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,092 for
dividends and $590 for capital gain distributions.    Initial offering
of Institutional Class of Strategic Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class A of Mortgage Securities would have grown to $22,129, including the effect of Class A's maximum 4.75% sales charge.
   MORTGAGE SECURITIES - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 10,421      $ 11,123       $ 585                  $ 22,129        $ 40,348      $ 43,156      $ 14,104

   1996     10,166        9,546            361                    20,073          26,521        28,457        13,796

   1995     10,270        8,348            191                    18,809          22,751        23,704        13,401

   1994     9,978         6,880            105                    16,963          18,041        18,466        13,040

   1993     10,289        6,159            0                      16,448          17,157        16,894        12,689

   1992     10,213        5,091            0                      15,304          15,777        15,726        12,346

   1991     9,883         3,907            0                      13,790          13,986        13,606        11,968

   1990     9,638         2,74   4         0                      12,382          12,403        12,596        11,459

   1989     9,676         1,790            0                      11,466          11,646        11,108        10,931

   1988     9,346         843              0                      10,189          8,829         8,567         10,413


   Explanatory Notes: With an initial investment of $10,000 in Class A of Mortgage Securities on August 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,152. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,137 for dividends and $311 for capital gain distributions. Initial offering of Class A of Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class T of Mortgage Securities would have grown to $22,411, including the effect of Class T's maximum 3.50% sales charge.
   MORTGAGE SECURITIES - CLASS T          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 10,558      $ 11,260        $ 593                  $ 22,411        $ 40,348      $ 43,156      $ 14,104

   1996     10,300        9,670            366                    20,336          26,521        28,457        13,796

   1995     10,405        8,457            194                    19,056          22,751        23,704        13,401

   1994     10,109        6,971            106                    17,186          18,041        18,466        13,040

   1993     10,424        6,240            0                      16,664          17,157        16,894        12,689

   1992     10,347        5,158           0                      15,505          15,777        15,726        12,346

   1991     10,013        3,958           0                      13,971          13,986        13,606        11,968

   1990     9,765         2,779           0                      12,544          12,403        12,596        11,459

   1989     9,803         1,814           0                      11,617          11,646        11,108        10,931

   1988     9,468         855             0                      10,323          8,829         8,567         10,413


   Explanatory Notes: With an initial investment of $10,000 in Class T of Mortgage Securities on August 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,290. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,227 for dividends and $315 for capital gain distributions. Initial offering of Class T of Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class T's 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class B of Mortgage Securities would have grown to $23,140.
   MORTGAGE SECURITIES - CLASS B          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 10,931      $ 11,595       $ 614                  $ 23,140        $ 40,348      $ 43,156      $ 14,104

   1996     10,673        10,022           379                    21,074          26,521        28,457        13,796

   1995     10,782        8,764            201                    19,747          22,751        23,704        13,401

   1994     10,475        7,224            110                    17,809          18,041        18,466        13,040

   1993     10,802        6,466            0                      17,268          17,157        16,894        12,689

   1992     10,723        5,344            0                      16,067          15,777        15,726        12,346

   1991     10,376        4,102            0                      14,478          13,986        13,606        11,968

   1990     10,119        2,880            0                      12,999          12,403        12,596        11,459

   1989     10,158        1,880            0                      12,038          11,646        11,108        10,931

   1988     9,812         885              0                      10,697          8,829         8,567         10,413


   Explanatory Notes: With an initial investment of $10,000 in Class B of Mortgage Securities on August 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,637. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,460 for dividends and $327 for capital gain distributions. Initial offering of Class B of Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class B's 12b-1 fees had been reflected, total returns prior to March 3, 1997 would have been lower.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Mortgage Securities would have grown to $23,227.
   MORTGAGE SECURITIES - INSTITUTIONAL CLASS          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 10,931      $ 11,682      $ 614                 $  23,227        $ 40,348      $ 43,156      $ 14,104

   1996     10,673        10,022         379                    21,074          26,521        28,457        13,796

   1995     10,782        8,764          201                    19,747          22,751        23,704        13,401

   1994     10,475        7,224          110                    17,809          18,041        18,466        13,040

   1993     10,802        6,466           0                      17,268          17,157        16,894        12,689

   1992     10,723        5,344           0                      16,067          15,777        15,726        12,346

   1991     10,376        4,102           0                      14,478          13,986        13,606        11,968

   1990     10,119        2,880           0                      12,999          12,403        12,596        11,459

   1989     10,158        1,880           0                      12,038          11,646        11,108        10,931

   1988     9,812         885             0                      10,697          8,829         8,567         10,413


   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mortgage Securities on August 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,723. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,500 for dividends and $327 for capital gain distributions. Initial offering of Institutional Class of Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Initial Class of Mortgage Securities would have grown to $23,253.
   MORTGAGE SECURITIES - INITIAL CLASS          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 10,941      $ 11,698        $ 614                 $  23,253        $ 40,348      $ 43,156      $ 14,104

   1996     10,673        10,022           379                    21,074          26,521        28,457        13,796

   1995     10,782        8,764            201                    19,747          22,751        23,704        13,401

   1994     10,475        7,224            110                    17,809          18,041        18,466        13,040

   1993     10,802        6,466            0                      17,268          17,157        16,894        12,689

   1992     10,723        5,344            0                      16,067          15,777        15,726        12,346

   1991     10,376        4,102            0                      14,478          13,986        13,606        11,968

   1990     10,119        2,880            0                      12,999          12,403        12,596        11,459

   1989     10,158        1,880            0                      12,038          11,646        11,108        10,931

   1988     9,812         885              0                      10,697          8,829         8,567         10,413


   Explanatory Notes: With an initial investment of $10,000 in Initial Class of Mortgage Securities on July 31, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,728. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,503 for dividends and $327 for capital gain distributions.
   During the period April 30, 1987 to April 30, 1997, a hypothetical $10,000 investment in Class A of Government Investment would have grown to $19,489, including the effect of Class A's maximum 4.75% sales charge.
   GOVERNMENT INVESTMENT - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of        Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested         Value           500                         of
               $10,000    Dividend         Capital Gain/r>

   Living
               Investment Distributions Distributions

   1997     $ 9,404       $ 9,543        $ 542          $ 19,489        $ 37,542    $ 41,495    $ 14,215

   1996         9,434      8,431         544            18,409          30,001      32,301      13,869

   1995         9,313      7,255         537            17,105          23,040      24,499      13,478

   1994         9,283      6,204            535         16,022          19,615      20,321      13,079

   1993         9,999      5,801            322         16,122          18,624      18,403      12,777

   1992         9,606      4,668         0              14,274          17,047      17,506      12,378

   1991         9,454      3,662         0              13,116          14,947      14,593      11,996

   1990         9,000      2,552         0              11,552          12,709      12,926      11,437

   1989         9,121      1,667         0              10,788          11,495      11,334      10,923

   1988         9,333      810           0              10,143          9,353       9,185       10,390


   Explanatory Notes: With an initial investment of $10,000 in Class A of Government Investment on April 30, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,187. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,576 for dividends and $353 for capital gain distributions. Initial offering of Class A for Government Investment took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the    10-year     period    ended April 30, 1987     to
   April     3   0    , 19   88    , a hypothetical $10,000 investment
in Class T of Government Investment would have grown to $19,720, including the effect of Class T's maximum 3.50% sales charge.
GOVERNMENT INVESTMENT - CLASS T   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested               Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,517       $ 9,654       $ 549                  $ 19,720        $ 37,542      $ 41,495      $ 14,215

   1996     9,558         8,541         551                    18,650          30,001        32,301        13,869

   1995     9,435         7,350         544                    17,329          23,040        24,499        13,478

   1994     9,405         6,285         542                    16,232          19,615        20,321        13,079

   1993     10,130        5,876         327                    16,333          18,624        18,403        12,777

   1992     9,732         4,729         0                      14,461          17,047        17,506        12,378

   1991     9,578         3,710         0                      13,288          14,947        14,593        11,996

   1990     9,118         2,585         0                      11,703          12,709        12,926        11,437

   1989     9,241         1,688         0                      10,929          11,495        11,334        10,923

   1988     9,456         820           0                      10,276          9,353         9,185         10,390


Explanatory Notes: With an initial investment of $10,000 in Class T of
Government Investment on    May 1    , 1987, assuming the 3.50%
maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,317. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,660 for dividends and $358 for capital gain distributions.
During the    10-year     period    ended April 30, 1987
(commencement of operations of the fund) to    April 30, 1997,     a
hypothetical $10,000 investment in Class B of Government Investment
would have grown to $   20,026    .
GOVERNMENT INVESTMENT - CLASS B   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,862       $ 9,595        $ 569                  $ 20,026        $ 37,542     $  41,495      $ 14,215

   1996     9,894         8,574            571                    19,039          30,001        32,301        13,869

   1995     9,767         7,48   6         563                    17,816          23,040        24,499        13,478

   1994     9,746         6,513            562                    16,821          19,615        20,321        13,079

   1993     10,498        6,090            338                    16,926          18,624        18,403        12,777

   1992     10,085        4,901            0                      14,986          17,047        17,506        12,378

   1991     9,926         3,844            0                      13,770          14,947        14,593        11,996

   1990     9,449         2,679            0                      12,128          12,709        12,926        11,437

   1989     9,576         1,750            0                      11,326          11,495        11,334        10,923

   1988     9,799         849              0                      10,648          9,353         9,185         10,390


Explanatory Notes: With an initial investment of $10,000 in Class B of
Government Investment on    May 1,     1987, the net amount invested
in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20    ,   277    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,699 for dividends and $371 for capital gain distributions.
   During the 10-year period ended April 30, 1987 to April 30, 1997, a hypothetical $10,000 investment in Class C of Government Investment would have grown to $20,026.
   GOVERNMENT INVESTMENT - CLASS C          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,862       $ 9,595       $ 569                  $ 20,026        $ 37,542     $  41,495      $ 14,215

   1996     9,894         8,574         571                    19,039          30,001        32,301        13,869

   1995     9,767         7,48   6      563                    17,816          23,040        24,499        13,478

   1994     9,746         6,513         562                    16,821          19,615        20,321        13,079

   1993     10,498        6,090         338                    16,926          18,624        18,403        12,777

   1992     10,085        4,901         0                      14,986          17,047        17,506        12,378

   1991     9,926         3,844         0                      13,770          14,947        14,593        11,996

   1990     9,449         2,679         0                      12,128          12,709        12,926        11,437

   1989     9,576         1,750         0                      11,326          11,495        11,334        10,923

   1988     9,799         849           0                      10,648          9,353         9,185         10,390


   Explanatory Notes: With an initial investment of $10,000 in Class C of Government Investment on May 1, 1987 the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,277. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,699 for dividends and $371 for capital gain distributions. Class C returns for Government Investment from April 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to April 30, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
During the    10-year     period    ended     April 30, 1987 to April
30, 1997, a hypothetical $10,000 investment in Institutional Class of Government Investment would have grown to $20,523.
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS   INDICES




   Period
Ended          Value of   Value of         Value of           Total        S&P          DJIA               Cost
   April
30             Initial    Reinvested    Reinvested            Value         500                              of
               $10,000    Dividend         Capital Gain                                                     Living
               Investment Distributions Distributions

   1997     $ 9,852       $ 10,103      $ 568              $ 20,523      $ 37,542        $  14,215           $ 41,495

   1996     9,894         8,891         571                19,356         30,001           13,869             32,301

   1995     9,778         7,616         564                17,958         23,040           13,478             24,499

   1994     9,746         6,513         562                16,821         19,615           13,079             20,321

   1993     10,498        6,090         338                16,926         18,624           12,777             18,403

   1992     10,085        4,901         0                  14,986         17,047           12,378             17,506

   1991     9,926         3,844         0                  13,770         14,947           11,996             14,593

   1990     9,449         2,679         0                  12,128         12,709           11,437             12,926

   1989     9,576         1,750         0                  11,326         11,495           10,923             11,334

   1988     9,799         849           0                  10,648         9,353            10,390             9,185


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Government Investment on    May 1    , 1987,
the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,801. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,955 for dividends and $371 for capital gain distributions.
Initial offering of Institutional Class of Government Investment took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class A of Intermediate Bond would have grown to $20,603, including the effect of Class A's maximum 3.75% sales charge.
   INTERMEDIATE BOND - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   May
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,579       $ 11,024       $ 0                    $ 20,603        $ 39,484     $  43,263      $ 14,156

   1996     9,579         9,793            0                      19,372          30,509        32,636        13,846

   1995     9,819         8,820            0                      18,639          23,754        25,247        13,457

   1994     9,671         7,653            0                      17,324          19,765        20,695        13,042

   1993     10,096        6,886            0                      16982           18,958        18,895        12,750

   1992     9,736         5,448            0                      15,184          16,982        17,663        12,352

   1991     9,450         4,114            0                      13,564          15,458        15,270        11,989

   1990     9,284         2,923            0                      12,207          13,828        13,974        11,424

   1989     9,413         1,907            0                      11,320          11,858        11,604        10,946

   1988     9,394         909              0                      10,303          9,353         9,163         10,389


   Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Bond on June 1, 1987 assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,625. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,120. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,402 for dividends and $0 for capital gain distributions. Initial offering of Class A for Intermediate Bond took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to $20,842, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE BOND - CLASS T   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   May
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,688       $ 11,154      $ 0                 $ 20,842       $ 39,484                $  43,263    $ 14,156

   1996     9,678         9,895         0                    19,573         30,509                   32,636      13,846

   1995     9,921         8,912         0                    18,833         23,754                   25,247      13,457

   1994     9,772         7,732         0                    17,504         19,765                   20,695      13,042

   1993     10,201        6,958         0                    17,159                1   8,958         18,895      12,750

   1992     9,837         5,505         0                    15,342         16,982                   17,663      12,352

   1991     9,548         4,157         0                    13,705         15,458                   15,270      11,989

   1990     9,380         2,954         0                    12,334         13,828                   13,974      11,424

   1989     9,511         1,926         0                    11,437         11,858                   11,604      10,946

   1988     9,492         918           0                    10,410         9,353                    9,163       10,389


During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to $20,842, including the effect of Class T's maximum 2.75% sales charge. Explanatory Notes: With an initial investment of $10,000 in Class T of
Intermediate Bond on    June 1, 1987     assuming the 2.75% maximum
sales charge had been in effect, the net amount invested in Class T shares was $9,725. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,241. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,481 for dividends and $0 for capital gain
distributions.    Initial offering of Class T of Intermediate Bond
took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class B of Intermediate Bond would have grown to $20,958.
INTERMEDIATE BOND - CLASS B   INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   May
31             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living
               Investment Distributions Distributions

   1997     $ 9,952       $ 11,006       $ 0                    $ 20,958        $ 39,484      $ 43,263      $ 14,156

   1996     9,933         9,864            0                      19,797          30,509        32,636        13,846

   1995     10,192        9,004            0                      19,196          23,754        25,247        13,457

   1994     10,048        7,951            0                      17,999          19,765        20,695        13,042

   1993     10,489        7,155            0                      17,644          18,958        18,895        12,750

   1992     10,115        5661             0                      15,776          16,982        17,663        12,352

   1991     9,818         4,275,           0                      14,093          15,458        15,270        11,989

   1990     9,645         3,038            0                      12,683          13,828        13,974        11,424

   1989     9,779         1,982            0                      11,761          11,858        11,604        10,946

   1988     9,760         944              0                      10,704          9,353         9,163         10,389


Explanatory Notes: With an initial investment of $10,000 in Class B of
Intermediate Bond on    June 1     198   7    , the net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,098. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,475 for dividends
and $0 for capital gain distributions.    Initial offering of Class B
of Intermediate Bond took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class C of Intermediate Bond would have grown to $20,958.
   INTERMEDIATE BOND - CLASS C          INDICES




   Period
Ended          Value of   Value of         Value of          Total          S&P          DJIA          Cost
   May
31             Initial    Reinvested    Reinvested/r>

   Value          500                         of
               $10,000    Dividend         Capital Gain                                                 Living
               Investment Distributions Distributions

   1997     $ 9,952       $ 11,006      $ 0                $ 20,958      $ 39,484    $ 43,263    $ 14,156

   1996     9,933         9,864         0                  19,797        30,509      32,636      13,846

   1995     10,192        9,004         0                  19,196        23,754      25,247      13,457

   1994     10,048        7,951         0                  17,999        19,765      20,695      13,042

   1993     10,489        7,155         0                  17,644        18,958      18,895      12,750

   1992     10,115        5   ,    661  0                  15,776        16,982      17,663      12,352

   1991     9,818         4,275         0                  14,093        15,458      15,270      11,989

   1990     9,645         3,038         0                  12,683        13,828      13,974      11,424

   1989     9,779         1,982         0                  11,761        11,858      11,604      10,946

   1988     9,760         944           0                  10,704        9,353       9,163       10,389


Explanatory Notes: With an initial investment of $10,000 in Class B of
Intermediate Bond on    June     1, 198   7    , the net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,098. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,475 for dividends
and $0 for capital gain distributions.    Class C returns for
Intermediate Bond from May 31, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1,
1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to May 31, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class C of Intermediate Bond would have grown to $21,819.
INTERMEDIATE BOND - INSTITUTIONAL CLASS   INDICES




   Period
Ended          Value of    Value of           Value of          Total           S&P             DJIA         Cost
   May
31             Initial     Reinvested         Reinvested        Value           500                         of
               $10,000     Dividend           Capital Gain                                                  Living
               Investment  Distributions   Distributions

   1997     $ 9   ,    971 $ 11   ,    848 $ 0               $ 21   ,    819 $ 39   ,    484 $ 43   ,263    $ 14,    156

   1996     9   ,    952   10   ,    461   0                 20   ,    413   30   ,    509   32   ,636      13,    846

   1995     10   ,    211  9   ,    392    0                 19   ,    603   23   ,    754   25   ,247      13,    457

   1994     10   ,    058  8   ,    111    0                 18   ,    169   19   ,    765   20   ,695      13,    042

   1993     10   ,    489  7   ,    211    0                 17   ,    700   18   ,    958   18   ,895      12,    750

   1992     10   ,    115  5   ,    661    0                 15   ,    776   16   ,    982   17   ,663      12,    352

   1991     9   ,    818   4   ,    275    0                 14   ,    093   15   ,    458   15   ,270      11,    989

   1990     9   ,    645   3   ,    038    0                 12   ,    683   13   ,    828   13   ,974      11,    424

   1989     9   ,    779   1   ,982        0                 11   ,    761   11   ,    858   11   ,604      10,    946

   1988     9   ,    760   944             0                 10   ,    704   9   ,    353    9   ,163       10,    389


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Intermediate Bond on    June 1,
198   7    , the net amount invested in Institutional Class shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,941. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,870 for dividends and $0 for capital gain distributions.
   During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class A of Short Fixed-Income would have grown to $18,810, including the effect of Class A's maximum 1.50% sales charge.
   SHORT FIXED-INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of          Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested        Reinvested            Value           500                         of
               $10,000    Dividend          Capital Gain                                                     Living**
               Investment Distributions  Distributions

   1997     $ 9,111       $ 9,69   9     $ 0                    $ 18,810        $ 33,701      $ 36,580      $ 13,930


   1996     9,200         8,660          0                      17,860          26,932        28,475        13,591

   1995     9,180         7,595          0                      16,775          20,683        21,597        13,209

   1994     9,466         6,826          0                      16,292          17,609        17,914        12,817

   1993     9,889         6,053          0                      15,942          16,719        16,223        12,522

   1992     9,761         4,810          0                      14,571          15,303        15,433        12,130

   1991     9,545         3,534          0                      13,079          13,418        12,865        11,757

   1990     9,594         2,377          0                      11,971          11,409        11,395        11,209

   1989     9,633         1,414          0                      11,047          10,319        9,991         10,704

   1988*     9,889        531            0                      10,420          8,396         8,097         10,183


   * From September 16, 1987 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,199. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,993 for dividends and $0 for capital gain distributions. Initial offering of Class A for Short Fixed-Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.15%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of Short Fixed-Income would have grown to $18,899, including the effect of Class T's maximum 1.50% sales charge.
SHORT FIXED-INCOME - CLASS T   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested               Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living**
               Investment Distributions Distributions

   1997     $ 9,151       $ 9,748       $ 0                    $ 18,899        $ 33,701      $ 36,580      $ 13,930

   1996     9,200         8,660         0                      17,860          26,932        28,475        13,591

   1995     9,180         7,595         0                      16,775          20,683        21,597        13,209

   1994     9,466         6,826         0                      16,292          17,609        17,914        12,817

   1993     9,889         6,053         0                      15,942          16,719        16,223        12,522

   1992     9,761         4,810         0                      14,571          15,303        15,433        12,130

   1991     9,545         3,534         0                      13,079          13,418        12,865        11,757

   1990     9,594         2,377         0                      11,971          11,409        11,395        11,209

   1989     9,633         1,414         0                      11,047          10,319        9,991         10,704

   1988*     9,889        531           0                      10,420          8,396         8,097         10,183


* From September 16, 1987 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class T of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,210. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,998 for dividends and $0 for capital gain
distributions   .
   During the 10-year period from September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class C of Short-Fixed Income would have grown to $19,187.
   SHORT-FIXED INCOME - CLASS C          INDICES




   Period
Ended          Value of   Value of         Value of         Total                 S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested          Value                 500                         of
               $10,000    Dividend         Capital Gain                                                     Living**
               Investment Distributions Distributions

   1997     $ 9,   290    $ 9,897       $ 0              $    19,187           $ 33,701      $ 36,580      $ 13,930

   1996     9,   340         8,792      0                    18,132             26,932        28,475        13,591

   1995     9,   320      7,   710      0                    17,030             20,683        21,597        13,209

   1994     9,   610      6   ,930      0                    16,540             17,609        17,914        12,817

   1993        10,040     6,   145      0                    16,185             16,719        16,223        12,522

   1992          9,910    4,883         0                    14,793             15,303        15,433        12,130

   1991        9,690      3,   589      0                    13,279             13,418        12,865        11,757

   1990        9,740      2,   413      0                1   2    ,1   53       11,409        11,395        11,209

   1989        9,780      1,   435      0                        11,   215      10,319        9,991         10,704

   1988*        10,040    599           0                        10,   579      8,396         8,097         10,183


   * From September 16, 1987 (commencement of operations).
   ** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Class C of Short-Fixed Income on September 16, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,366. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,105 for dividends and $0 for capital gain distributions. Class C returns for Short Fixed-Income for the period ended April 30, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, total returns would have been lower.
   During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Institutional Class of Short Fixed-Income would have grown to
$19,206.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS   INDICES




   Period
Ended          Value of   Value of         Value of              Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living**
               Investment Distributions Distributions

   1997     $ 9,280       $ 9,926       $ 0                    $ 19,206        $ 33,701      $ 36,580      $ 13,930

   1996     9,340         8,810         0                      18,150          26,932        28,475        13,591

   1995     9,320         7,710         0                      17,030          20,683        21,597        13,209

   1994     9,610         6,930         0                      16,540          17,609        17,914        12,817

   1993     10,040        6,145         0                      16,185          16,719        16,223        12,522

   1992     9,910         4,883         0                      14,793          15,303        15,433        12,130

   1991     9,690         3,589         0                      13,279          13,418        12,865        11,757

   1990     9,740         2,413         0                      12,153          11,409        11,395       11,209

   1989     9,780         1,435         0                      11,215          10,319        9,991         10,704

   1988*     10,040       539           0                      10,579          8,396         8,097         10,183


* From September 16, 1987 (commencement of operations).
** From month-end following commencement of fund operations. Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short Fixed-Income on September 16, 1987, the net amount invested Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,406. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,125 for
dividends and $0 for capital gain distributions.    Initial offering
of Institutional Class of Short Fixed-Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class A of High Income Municipal would have grown to $21,631, including the effect of Class A's maximum 4.75% sales charge.
   HIGH INCOME MUNICIPAL - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of           Total   S&P                DJIA              Cost
   April
30             Initial    Reinvested    Reinvested            Value   500                                  of
               $10,000    Dividend         Capital Gain                                                    Living**
               Investment Distributions Distributions

   1997         $ 11,144  $ 9,990           $ 497           $ 21,631  $ 33,701           $ 36,580           $ 13,930

   1996          11,078    8,769             490             20,337     26,932             28,475             13,591

   1995          10,992    7,593             487             19,072     20,683             21,597             13,209

   1994          11,144    6,545             493             18,182     17,609             17,914             12,817

   1993          11,678    5,834             413             17,925     16,719             16,223             12,522

   1992          10,982    4,467             347             15,796     15,303             15,433             12,130

   1991          10,611    3,301             322             14,234     13,418             12,865             11,757

   1990          10,106    2,187             164             12,457     11,409             11,395             11,209

   1989          10,087    1,301             53              11,441     10,319             9,991              10,704

   1988*         9,744     455               0               10,199     8,396              8,097              10,183


   * From September 16, 1987 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of High Income Municipal on September 16, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,186. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,770 for dividends and $364 for capital gain distributions. Initial offering of High Income Municipal took place on September 3, 1996. Class A returns prior to September 3, 1996 ) are those of Class T, which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of High Income Municipal would have grown to $21,923, including the effect of Class T's maximum 3.50% sales charge.
HIGH INCOME MUNICIPAL - CLASS T   INDICES




   Period
Ended        Value of   Value of      Value of            Total          S&P          DJIA         Cost
   April
30           Initial    Reinvested    Reinvested       Value           500                         of
             $10,000    Dividend      Capital Gain                                                 Living**
             Investment Distributions Distributions

1997      $ 11,291        $ 10,128    $ 504             $ 21,923    $ 33,701    $ 36,580    $ 13,930

1996        11,223          9,884       497               20,604      26,932      28,475      13,591

1995        11,136          7,694       493               19,323      20,683      21,597      13,209

1994        11,291          6,630       500               18,421      17,609      17,914      12,817

1993        11,831          5,910       419               18,160      16,719      16,223      12,522

1992        11,126          4,525       352               16,003      15,303      15,433      12,130

1991        10,750          3,345       326               14,421      13,418      12,865      11,757

1990        10,239          2,215       166               12,620      11,409      11,395      11,209

1989        10,219          1,318       54                11,591      10,319      9,991       10,704

1988   *     9,872           461         0                10,333      8,396       8,097       10,183


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Income Municipal on September 16, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,328. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,863 for dividends and $369 for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class B of High Income Municipal would have grown to $22,185.
HIGH INCOME MUNICIPAL - CLASS B   INDICES




   Period
Ended        Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30           Initial    Reinvested    Reinvested            Value           500                       of
             $10,000    Dividend         Capital Gain                                                 Living**
             Investment Distributions Distributions

1997     $ 11,670          $ 9,995    $ 520                 $  22,185    $ 33,701    $ 36,580    $ 13,930

1996      11,610            8,876      514                     21,000      26,932      28,475      13,591

1995      11,520            7,803      510                     19,833      20,683      21,597      13,209

1994      11,700            6,871      518                     19,089      17,609      17,914      12,817

1993      12,260            6,125      434                     18,819      16,719      16,223      12,522

1992      11,530            4,690      364                     16,584      15,303      15,433      12,130

1991      11,140            3,466      338                     14,944      13,418      12,865      11,757

1990      10,610            2,296      172                     13,078      11,409      11,395      11,209

1989      10,590            1,366      56                      12,012      10,319      9,991       10,704

1988*     10,230            477        0                       10,707      8,396       8,097       10,183


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Income Municipal on September 16, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,224. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,862 for dividends and $382 for capital gain distributions. Initial offering of Class B of High Income Municipal took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee (1.00% prior to January 1, 1996) had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class C of High Income Municipal would have grown to $22,185.
   HIGH INCOME MUNICIPAL - CLASS C          INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value          500                        of
               $10,000    Dividend         Capital Gain                                                 Living**
               Investment Distributions Distributions

   1997     $ 11,670      $ 9,995                 $ 520    $ 22,185       $ 33,701    $ 36,580       $ 13,930

   1996     11,610        8,876                     514      21,000        26,932      28,475        13,591

   1995     11,520        7,803                     510      19,833        20,683      21,597        13,209

   1994     11,700        6,871                     518      19,089        17,609      17,914        12,817

   1993     12,260        6,125                     434      18,819        16,719      16,223        12,522

   1992     11,530        4,690                     364      16,584        15,303      15,433        12,130

   1991     11,140        3,466                     338      14,944        13,418      12,865        11,757

   1990     10,610        2,296                     172      13,078        11,409      11,395        11,209

   1989     10,590        1,366                      56       12,012       10,319      9,991         10,704

   1988*     10,230        477                        0        10,707      8,396       8,097         10,183


   * From September 16, 1987 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class C of High Income Municipal on September 16, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,224. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,862 for dividends
and $382 for capital gain distributions.     Class C returns for High
Income Municipal from April 30, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, total returns prior to April 30, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
During the period September 16, 1987 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Institutional Class of High Income Municipal would have grown to $22,772.
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS   INDICES




   Period
Ended        Value of   Value of         Value of          Total          S&P          DJIA          Cost
   April
30           Initial    Reinvested    Reinvested           Value           500                         of
             $10,000    Dividend         Capital Gain                                                      Living**
             Investment Distributions Distributions

1997      $ 11,680       $ 10,571      $ 521             $ 22,772      $ 33,701    $ 36,580    $ 13,930

1996      11,640         9,235         515               21,390        26,932      28,475      13,591

1995      11,540         7,972         511               20,023        20,683      21,597      13,209

1994      11,700         6,871         518               19,089        17,609      17,914      12,817

1993      12,260         6,125         434               18,819        16,719      16,223      12,522

1992      11,530         4,690         364               16,584        15,303      15,433      12,130

1991      11,140         3,466         338               14,944        13,418      12,865      11,757

1990      10,610         2,296         172               13,078        11,409      11,395      11,209

1989      10,590         1,366         56                12,012        10,319      9,991       10,704

1988*     10,230         477           0                 10,707        8,396       8,097       10,183


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Income Municipal on September 16, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,796. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,160 for dividends and $382 for capital gain distributions. Initial offering of Institutional Class of High Income Municipal took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
   During the 10-year period ended June 30, 1997, a hypothetical $10,000 investment in Class A of Municipal Bond would have grown to $20,263, including the effect of Class A's maximum 4.75% sales charge.
   MUNICIPAL BOND - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   June 30  Initial       Reinvested    Reinvested            Value           500                       of
               $10,000    Dividend         Capital Gain                                                 Living
               Investment Distributions Distributions

   1997     $ 10,101      $ 8,644       $ 1,518              $ 20,263    $ 39,269    $ 42,862    $ 14,123

   1996     9,807         7,523         1,474                  18,804      29,153      30,967      13,806

   1995     9,709         6,551         1,448                  17,707      23,138      24,400      13,436

   1994     9,709         5,591         1,148                  16,448      18,354      18,911      13,040

   1993     10,873        5,293         534                    16,700      18,099      17,847      12,722

   1992     10,493        4,215         118                    14,826      15,925      16,351      12,352

   1991     10,052        3,182         0                      13,234      14,041      13,899      11,982

   1990     9,917         2,315         0                      12,232      13,074      13,267      11,445

   1989     10,052        1,535         0                      11,587      11,223      10,825      10,934

   1988     9,550         710           0                      10,260      9,312       9,160       10,396


   Explanatory Notes: With an initial investment of $10,000 in Class A of Municipal Bond on July 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was 9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,073. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,001 for dividends and $987 for capital gain
distributions.     Initial offering of Class A of Municipal Bond took
place on March 3, 1997. Class A returns prior to March 3, 1997 through July 1, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to July 1, 1996 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to March 3, 1997 through July 1, 1996 would have been higher and total returns prior to July 1, 1996 would have been lower. During the 10-year period ended June 30, 1997, a hypothetical $10,000 investment in Class T of Municipal Bond would have grown to $20,500, including the effect of Class T's maximum 3.50% sales charge.
MUNICIPAL BOND - CLASS T   INDICES




   Period
Ended   Value of         Value of   Value of              Total          S&P          DJIA          Cost
   June
30         Initial    Reinvested    Reinvested            Value           500                         of
           $10,000    Dividend         Capital Gain                                                   Living
           Investment Distributions Distributions

1997    $ 10,221       $ 8,743       $ 1,536            $ 20,500    $ 39,269    $ 42,862    $ 14,123

1996     9,936          7,622         1,493             19,051      29,153      30,967      13,806

1995     9,836          6,637         1,467             17,940      23,138      24,400      13,436

1994     9,836          5,665         1,163             16,664      18,354      18,911      13,040

1993     11,016         5,362         541               16,919      18,099      17,847      12,722

1992     10,631         4,270         120               15,021      15,925      16,351      12,352

1991     10,184         3,224         0                 13,408      14,041      13,899      11,982

1990     10,047         2,346         0                 12,393      13,074      13,267      11,445

1989     10,184         1,555         0                 11,739      11,223      10,825      10,934

1988     9,675          719           0                 10,394      9,312       9,160       10,396


Explanatory Notes: With an initial investment of $10,000 in Class T of Municipal Bond on July 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,201. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,078 for dividends and $1,000 for capital gain distributions. Initial offering of Class T of Municipal Bond took place on July 1, 1996. Class T returns prior to July 1, 1996 are those of Initial Class which had no 12b-1 fee. If Class T's 12b-1 fees had been reflected, total returns prior to July 1, 1996 would have been lower.
During the 10-year period ended June 30, 1997, a hypothetical $10,000 investment in Class B of Municipal Bond would have grown to $21,143.
MUNICIPAL BOND - CLASS B   INDICES




   Period
Ended   Value of      Value of              Value of              Total          S&P          DJIA          Cost
   June
30         Initial    Reinvested            Reinvested            Value           500                         of
           $10,000    Dividend              Capital Gain                                                      Living
           Investment Distributions          Distributions

1997    $ 10,605                $ 8,944    $ 1,594              $ 21,143    $ 39,269    $ 42,862    $ 14,123

1996     10,296                   7,899      1,547                19,742      29,153      30,967      13,806

1995     10,193                   6,877      1,520                18,590      23,138      24,400      13,436

1994     10,193                   5,870      1,205                17,268      18,354      18,911      13,040

1993     11,416                   5,556      560                  17,532      18,099      17,847      12,722

1992     11,017                   4,425      124                  15,566      15,925      16,351      12,352

1991     10,553                   3,341      0                    13,894      14,041      13,899      11,982

1990     10,412                   2,430      0                    12,842      13,074      13,267      11,445

1989     10,553                   1,612      0                    12,165      11,223      10,825      10,934

1988     10,026                     745      0                    10,771      9,312       9,160       10,396


Explanatory Notes: With an initial investment of $10,000 in Class B of Municipal Bond on July 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,446. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,236 for dividends and $1,036 for capital gain distributions. Initial offering of Class B of Municipal Bond took place on July 1, 1996. Class B returns prior to July 1, 1996 are those of Initial Class which had no 12b-1 fee. If Class B's 12b-1 fees had been reflected, total returns prior to July 1, 1996 would have been lower.
During the 10-year period ended June 30, 1997, a hypothetical $10,000 investment in Institutional Class of Municipal Bond would have grown to $21,299.
MUNICIPAL BOND - INSTITUTIONAL CLASS   INDICES




   Period
Ended     Value of         Value of   Value of              Total          S&P          DJIA   Cost
   June
30           Initial    Reinvested    Reinvested            Value           500                   of/r>


   $10,000    Dividend         Capital Gain                                             Living
             Investment Distributions Distributions

1997      $ 10,592            $ 9,115    $ 1,592           $ 21,299    $ 39,269    $ 42,862    $ 14,123

1996       10,296               7,899      1,547             19,742      29,153      30,967      13,806

1995       10,193               6,877      1,520             18,590      23,138      24,400      13,436

1994       10,193               5,870      1,205             17,268      18,354      18,911      13,040

1993       11,416               5,556      560               17,532      18,099      17,847      12,722

1992       11,017               4,425      124               15,566      15,925      16,351      12,352

1991       10,553               3,341      0                 13,894      14,041      13,899      11,982

1990       10,412               2,430      0                 12,842      13,074      13,267      11,445

1989       10,553               1,612      0                 12,165      11,223      10,825      10,934

1988       10,026                 745        0               10,771      9,312       9,160       10,396


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Municipal Bond on July 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,626. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,326 for dividends and $1,036 for capital gain distributions. Initial offering of Institutional Class of Municipal Bond took place on July 1, 1996. Returns prior to July 1, 1996 are those of Initial Class which has no 12b-1 fee.
During the 10-year period ended    December 31, 1996    , a
hypothetical $10,000 investment in Initial Class of Municipal Bond would have grown to $21,365.
MUNICIPAL BOND - INITIAL CLASS   INDICES




   Period
Ended   Value of         Value of   Value of              Total          S&P          DJIA          Cost
   Dec.
31         Initial    Reinvested    Reinvested            Value           500                       of
           $10,000    Dividend         Capital Gain                                                 Living
           Investment Distributions Distributions

1996    $ 9,891            $ 8,683    $ 1,537            $ 20,111    $ 41,499    $ 46,181    $ 14,353

1995     9,988               7,778      1,550              19,316      33,750      35,882      13,891

1994     8,901               6,074      1,373              16,348      24,531      26,244      13,548

1993     10,495              6,107      1,263              17,865      24,213      25,001      13,195

1992     10,266              5,073      447                15,786      21,996      21,370      12,842

1991     10,229              4,144      119                14,492      20,434      19,916      12,480

1990     9,819               3,131      0                  12,950      15,660      16,018      12,109

1989     9,819               2,293      0                  12,112      16,164      16,104      11,412

1988     9,601               1,454      0                  11,055      12,275      12,222      10,905

1987     9,179                 665        0                 9,844      10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Municipal Bond on January 1, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,188. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,041 for dividends and $972 for capital gain distributions.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class A of Intermediate Municipal Income would have grown to $18,094, including the effect of Class A's maximum 3.75% sales charge.
   INTERMEDIATE MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   May
31             Initial    Reinvested    Reinvested            Value           500                       of
               $10,000    Dividend         Capital Gain                                                 Living
               Investment Distributions Distributions

   1997     $ 9,579       $ 7,310                $ 1,205    $ 18,094    $ 39,484    $ 43,263    $ 14,156

   1996     9,393         6,391                    1,180      16,964      30,509      32,636      13,846

   1995     9,430         5,688                    1,184      16,302      23,754      25,247      13,457

   1994     9,282         4,862                    1,166      15,310      19,765      20,695      13,042

   1993     9,606         4,345                    1,177      15,128      18,958      18,895      12,750

   1992     10,098        3,751                    0          13,849      16,982      17,663      12,352

   1991     9,959         2,872                    0          12,831      15,458      15,270      11,989

   1990     9,764         2,026                    0          11,790      13,828      13,974      11,424

   1989     9,801         1,300                    0          11,101      11,858      11,604      10,946

   1988     9,755         614                      0          10,369      9,353       9,163       10,389


   Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Municipal Income on June 1, 1986, assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,625. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,580. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,365 for dividends and $836 for
capital gain distributions.     Initial offering of Class A for
Intermediate Municipal Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class T of Intermediate Municipal Income would have grown to $18,292, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES




   Period
Ended   Value of         Value of           Value of              Total          S&P          DJIA          Cost
   May
31         Initial    Reinvested            Reinvested            Value           500                         of
           $10,000    Dividend              Capital Gain                                                      Living
           Investment Distributions          Distributions


1997    $ 9,687              $ 7,387    $ 1,218                    $ 18,292    $ 39,484    $ 43,263    $ 14,156

1996     9,491                 6,458      1,192                      17,141      30,509      32,636      13,846

1995     9,528                 5,747      1,196                      16,471      23,754      25,247      13,457

1994     9,378                 4,913      1,178                      15,469      19,765      20,695      13,042

1993     9,706                 4,390      1,189                      15,285      18,958      18,895      12,750

1992     10,203                3,790      0                          13,993      16,982      17,663      12,352

1991     10,063                2,901      0                          12,964      15,458      15,270      11,989

1980     9,866                 2,047      0                          11,913      13,828      13,974      11,424

1989     9,903                 1,313      0                          11,216      11,858      11,604      10,946

1988     9,856                 621        0                          10,477      9,353       9,163       10,389


Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Municipal Income on June 1, 1987, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,725. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,662. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,417 for dividends and $845 for capital gain distributions. Initial offering of Class T of Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, total returns prior to September 10, 1992 would have been lower. During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class B of Intermediate Municipal Income would have grown to $18,397.
INTERMEDIATE MUNICIPAL INCOME - CLASS B   INDICES




   Period
Ended   Value of         Value of           Value of              Total          S&P          DJIA          Cost
   May
31         Initial    Reinvested            Reinvested            Value           500                         of
           $10,000    Dividend              Capital Gain                                                      Living
           Investment Distributions         Distributions

1997    $ 9,952                 $ 7,193    $ 1,252               $ 18,397    $ 39,434    $ 43,263    $ 14,156

1996     9,749                    6,376      1,224                 17,349      30,509      32,636      13,846

1995     9,797                    5,778      1,230                 16,805      23,754      25,247      13,457

1994     9,643                    5,055      1,211                 15,909      19,765      20,695      13,042

1993     9,981                    4,515      1,223                 15,719      18,958      18,895      12,750

1992     10,492                   3,897      0                     14,389      16,982      17,663      12,352

1991     10,347                   2,984      0                     13,331      15,458      15,270      11,989

1990     10,145                   2,105      0                     12,250      13,828      13,974      11,424

1989     10,183                   1,350      0                     11,533      11,858      11,604      10,946

1988     10,135                     638        0                   10,773      9,353       9,163       10,389


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Municipal Income on June 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,520. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,363 for dividends and $869 for capital gain distributions. Initial offering of Class B of Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, total returns prior to June 30, 1994 would have been lower.
   During the 10-year period ended May 31, 1997, a hypothetical $10,000 investment in Class C of Intermediate Municipal Income would have grown to $18,397.
   INTERMEDIATE MUNICIPAL INCOME - CLASS C          INDICES




   Period
Ended           Value of   Value of         Value of              Total          S&P          DJIA          Cost
   May
31              Initial    Reinvested    Reinvested               Value           500                         of
                $10,000    Dividend         Capital Gain                                                      Living
                Investment Distributions Distributions

   1997      $ 9,952             $ 7,193    $ 1,252              $ 18,397    $ 39,484    $ 43,263    $ 14,156

   1996         9,749              6,376      1,224                17,349      30,509      32,636      13,846

   1995         9,797              5,778      1,230                16,805      23,754      25,247      13,547

   1994         9,643              5,055      1,211                15,909      19,765      20,695      13,042

   1993         9,981              4,515      1,223                15,719      18,958      18,895      12,750

   1992         10,492             3,897      0                    14,389      16,982      17,663      12,352

   1991         10,347             2,984      0                    13,331      15,458      15,270      11,989

   1990         10,145             2,105      0                    12,250      13,828      13,974      11,424

   1989         10,183             1,350      0                    11,533      11,858      11,604      10,946

   1988         10,135               638        0                  10,773      9,353       9,163       10,389


   Explanatory Notes: With an initial investment of $10,000 in Class C of Intermediate Municipal Income on June 1, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,520. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,363 for dividends
and $869 for capital gain distributions.     Class C returns for
Intermediate Municipal Income from May 31, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, total returns prior to May 31, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.
During the 10-year period ended May 31, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Municipal Income would have grown to $19,041.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




   Period
Ended   Value of         Value of           Value of              Total          S&P          DJIA          Cost
   May
31         Initial    Reinvested            Reinvested            Value           500                         of
           $10,000    Dividend              Capital Gain                                                      Living
           Investment Distributions          Distributions

1997    $ 9,961             $ 7,827    $ 1,253                   $ 19,041    $ 39,484    $ 43,263    $ 14,156

1996     9,749                6,806      1,225                     17,780      30,509      32,636      13,846

1995     9,797                6,029      1,231                     17,057      23,754      25,247      13,457

1994     9,643                5,124      1,212                     15,979      19,765      20,695      13,042

1993     9,971                4,537      1,222                     15,730      18,958      18,895      12,750

1992     10,492               3,897      0                         14,389      16,982      17,663      12,352

1991     10,347               2,984      0                         13,331      15,458      15,270      11,989

1990     10,145               2,105      0                         12,250      13,828      13,974      11,424

1989     10,183               1,350      0                         11,533      11,858      11,604      10,946

1988     10,135                638        0                        10,773      9,353       9,163       10,389


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Municipal Income on June 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,135. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,691 for dividends and $869 for capital gain distributions.
During the period March 16, 1994 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class A of Short-Intermediate Municipal Income would have grown to
$11,38   9    , including the effect of Class A's maximum 1.50% sales
charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES




   Period
Ended    Value of         Value of   Value of              Total          S&P          DJIA          Cost
   May
31          Initial    Reinvested    Reinvested            Value           500                         of
            $10,000    Dividend         Capital Gain                                                      Living**
            Investment Distributions Distributions

1997     $ 9,958    $ 1   ,367        $ 64            $ 11,38   9        $ 19,651    $ 20,528    $ 10,876

1996      9,929      919               31             10,879             15,185      15,485      10,639

1995      9,958      489               0              10,447             11,823      11,980      10,340

1994*     9,811      59                0              9,870              9,837       9,820       10,020


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,425. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,275 for dividends and $59 for capital gain distributions. Initial offering of Class A for each fund took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.15%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period March 16, 1994 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Class T of Short-Intermediate Municipal Income would have grown to $11,389, including the effect of Class T's maximum 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES




   Period
Ended              Value of   Value of         Value of           Total          S&P          DJIA          Cost
   May
31                 Initial    Reinvested    Reinvested            Value           500                         of
                   $10,000    Dividend         Capital Gain                                                 Living**
                   Investment Distributions Distributions

1997            $ 9,958             $ 1,377    $ 64             $ 11,389    $ 19,651    $ 20,528    $ 10,876

1996             9,929                  919      31               10,879      15,185      15,485      10,639

1995             9,958                  489       0               10,447      11,823      11,980      10,340

1994   *         9,811                   59       0                9,870       9,837       9,820       10,020


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,427. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,276 for dividends and $59 for capital gain distributions.
During the period March 16, 1994 (commencement of operations of the fund) to May 31, 1997, a hypothetical $10,000 investment in Institutional Class of Short-Intermediate Municipal Income would have grown to $11,580.
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




   Period
Ended    Value of         Value of   Value of              Total          S&P          DJIA          Cost
   May
31          Initial    Reinvested    Reinvested            Value           500                         of
            $10,000    Dividend         Capital Gain                                                      Living**
            Investment Distributions Distributions

1997     $ 10,110            $ 1,405    $ 65             $ 11,580    $ 19,651    $ 20,528    $ 10,876

1996      10,090             936        32               11,058      15,185      15,485      10,639

1995      10,110             497        0                10,607      11,823      11,980      10,340

1994*     9,960              60         0                10,020      9,837       9,820       10,020


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short-Intermediate Municipal Income on March 16, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,466. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,311 for dividends and $60 for capital gain distributions. Initial offering of Institutional Class of Short-Intermediate Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. Total Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.
During the period August 21, 1995 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class A of New York Municipal Income would have grown to $10,671, including the effect of Class A's maximum 4.75% sales charge.
   NEW YORK MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended              Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30                 Initial    Reinvested    Reinvested            Value           500                         of
                   $10,000    Dividend         Capital Gain                                                  Living**
                   Investment Distributions Distributions

   1997         $ 9,868               $ 743    $ 60             $ 10,671        $ 14,869    $ 15,736    $ 10,477

   1996*         9,773                287      0                10,060          11,883      12,250      10,222


   * From August 21, 1995 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of New York Municipal Income on August 21, 1995, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,625. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,808. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $721 for dividends and $57 for capital
gain distributions.     Initial offering of Class A for New York
Municipal Income took place on September 3, 1996. Class A returns
prior to September 3, 1996        are those of Class T, which reflect
a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period August 21, 1995 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of New York Municipal Income would have grown to $10,808, including the effect of Class T's maximum 3.50% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS T   INDICES




   Period
Ended        Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30           Initial    Reinvested    Reinvested            Value           500                         of
             $10,000    Dividend         Capital Gain                                                      Living**
             Investment Distributions Distributions

1997      $ 9,997       $ 751         $ 60                $ 10,808       $ 14,869      $ 15,736      $ 10,477

1996*     9,901         291           0                   10,192          11,883        12,250        10,222


* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of New York Municipal Income on August 21, 1995, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,815. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $728 for dividends and $58 for capital gain distributions.
During the period August 21, 1995 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class B of New York Municipal Income would have grown to $10,681, including the effect of Class B's maximum applicable CDSC.
NEW YORK MUNICIPAL INCOME - CLASS B   INDICES




   Period
Ended    Value of      Value of         Value of           Total          S&P          DJIA          Cost
   April
30          Initial    Reinvested    Reinvested            Value           500                         of
            $10,000    Dividend         Capital Gain                                                      Living**
            Investment Distributions Distributions

1997     $ 9,960               $ 659    $ 62                $ 10,681    $ 14,869    $ 15,736    $ 10,477

1996*     10,250                 256      0                   10,506      11,883      12,250      10,222


* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of New York Municipal Income on August 21, 1995, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,724. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $641 for dividends and $60 for capital gain distributions.
During the period August 21, 1995 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Institutional Class of New York Municipal Income would have grown to $11,261.
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS    INDICES




   Period
Ended          Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30             Initial    Reinvested    Reinvested            Value           500                         of
               $10,000    Dividend         Capital Gain                                                      Living**
               Investment Distributions Distributions

199   7     $ 10,370      $ 828                       $ 63    $ 11,261    $ 14,869    $ 15,736    $ 10,477

1995*       10,270        325                            0       10,595      11,883      12,250      10,222


* From August 21, 1995 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of New York Municipal Income on August 21, 1995, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,896. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $801 for dividends and $60 for capital gain distributions.
During the period February 20, 1996 (commencement of operations of the
fund) to April 30, 199   7    , a hypothetical $10,000 investment in
Class A of California Municipal Income would have been $9,850, including the effect of Class A's maximum 4.75% sales charge.
   CALIFORNIA MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended           Value of   Value of         Value of           Total          S&P          DJIA          Cost
   April
30              Initial    Reinvested    Reinvested            Value           500                         of
                $10,000    Dividend         Capital Gain                                                   Living**
                Investment Distributions Distributions

   1997      $ 9,392       $ 458         $ 0                  $ 9,850         $ 12,681      $ 13,055      $ 10,342

   1996*     9,211         60            0                      9,271           10,134        10,162        10,090


   * From February 20, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of California Municipal Income on February 20, 1996, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,458. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $448 for dividends and $0 for capital
gain distributions.     Initial offering of Class A for California
Municipal Income took place on September 3, 1996. Class A returns
prior to September 3, 1996        are those of Class T, which reflect
a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 through September 10, 1992 would have been higher and total returns prior to September 10, 1992 would have been lower.
During the period February 20, 1996 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class T of California Municipal Income would have been $9,986, including the effect of Class T's maximum 3.50% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS T   INDICES




   Period
Ended    Value of         Value of   Value of              Total          S&P          DJIA          Cost
   April
30          Initial    Reinvested    Reinvested            Value           500                         of
            $10,000    Dividend         Capital Gain                                                      Living**
            Investment Distributions Distributions

1997     $ 9,525       $ 461         $ 0                    $ 9,986         $ 12,681      $ 13,055      $ 10,342

1996     9,332         61            0                      9,393           10,134        10,162       $ 10,090


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of California Municipal Income on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,460. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $450 for dividends and $0 for capital gain distributions.
During the period February 20, 1996 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Class B of California Municipal Income would have been $9,851, including the effect of Class B's maximum applicable CDSC.
CALIFORNIA MUNICIPAL INCOME - CLASS B   INDICES




   Period
Ended    Value of           Value of   Value of              Total          S&P          DJIA          Cost
   April
30          Initial      Reinvested    Reinvested            Value           500                       of
            $10,000      Dividend         Capital Gain                                                 Living**
            Investment   Distributions Distributions

1997     $ 9,   4    40  $ 411         $ 0                    $ 9,851         $ 12,681      $ 13,055      $ 10,342

1996     9,660           56            0                      9,716           10,134        10,162        10,090


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of California Municipal Income on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,410. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $403 for dividends and $0 for capital gain distributions.
During the period February 20, 1996 (commencement of operations of the fund) to April 30, 1997, a hypothetical $10,000 investment in Institutional Class of California Municipal Income would have grown to $10,348.
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




   Period
Ended   Value of         Value of   Value of              Total          S&P          DJIA          Cost
   April
30         Initial    Reinvested    Reinvested            Value           500                         of
           $10,000    Dividend         Capital Gain                                                      Living**
           Investment Distributions Distributions


1997    $ 9,810               $ 538    $ 0                $ 10,348    $ 12,681    $ 13,055    $ 10,342

1996     9,630                   87       0                  9,717       10,134      10,162      10,090

* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of California Municipal Income on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,538. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $524 for dividends and $0 for capital gain distributions.
The yield for the S&P 500 for the year ended December 31, 1996 was 2.01%, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1996. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid.
INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International (MSCI) Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Market database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from $5,080.3 ($8621.7 including the US) billion in 1995 to $5,749.4 ($10,078.9 including the US) billion in 1996.
The following table measures the indexed market capitalization of certain countries according to the MSCI indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia    $ 163.6   Japan                 $ 1944.0

Austria      $ 22.9    Netherlands           $ 248.1

Belgium      $ 66.2    Norway                $ 26.2

Canada       $ 250.8   Singapore/Malaysia    $ 213.6

Denmark      $ 47.2    Spain                 $ 108.4

France       $ 372.2   Sweden                $ 134.0

Germany      $ 401.6   Switzerland           $ 325.4

Hong Kong    $ 200.6   United Kingdom        $ 1002.8

Italy        $ 147.0   United States         $ 4329.4

The following table measures the total market capitalization of certain Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the
markets is measured in    m    illions of U.S. dollars as of October
31, 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $ 24,980.3

Brazil                                        $ 89,501.4

Chile                                         $ 38,528.7

Colombia                                      $ 9,277.4

Mexico                                        $ 72,037.8

Venezuela                                     $ 5,384.5

Total Latin America                           $ 239,710.1

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS
Australia     16.9%   Japan                  -0.8%

Austria       -0.5%   Netherlands            26.2%

Belgium       16.3%   Norway                 15.4%

Canada        29.9%   Singapore/Malaysia     -3.1/26.8%

Denmark       16.8%   Spain                  32.1%

France        18.2%   Sweden                 28.9%

Germany       12.5%   Switzerland            8.9%

Hong Kong     28.0%   United Kingdom         20.3%

Italy         7.8%    United States          23.8%

STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia     12.1%   Japan                  10.3%

Austria       6.9%    Netherlands            35.5%

Belgium       25.2%   Norway                 18.1%

Canada        29.6%   Singapore/Malaysia     -3.5/26.0%

Denmark       24.2%   Spain                  37.8%

France        23.4%   Sweden                 27.4%

Germany       20.8%   Switzerland            20.6%

Hong Kong     28.0%   United Kingdom         16.6%

Italy         2.5%    United States          23.8%


The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE

                 FIVE YEARS ENDED OCTOBER 31, 1996   TEN YEARS ENDED OCTOBER 31, 1996

Germany            11.98%                              8.73%

Hong Kong          26.94%                              22.25%

Japan              0.58%                               5.35%

Spain              8.15%                               11.16%

United Kingdom     11.50%                              15.03%

United States      14.98%                              13.73%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each of TechnoQuant Growth, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
   International Capital Appreciation Fund may compare its performance to that of the Morgan Stanley Capital International All Countries World Free, ex US Index, a market capitalization weighted equity index comprising 46 counties-20 developed markets and 26 emerging markets.
   Overseas may compare its performance to that of the Morgan Stanley Capital International Europe, Austialsia, Far East Index, a market
capital    ization weighted unmanaged index of over 1,000 foreign
stocks.
Mid-Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index, a widely recognized, unmanaged index of 400 medium-capitalization stocks.
Balanced may compare its performance to that of the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.
Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each of High Yield and Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index, a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
Mortgage Securities may compare its performance to that of the Salomon Brothers Mortgage Index, a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons. For mortgage issues, the entry and exit amounts are $1 billion public amount outstanding. Government Investment may compare its performance to that of the Salomon Brothers Treasury/Agency Index, a market capitalization weighted index of U.S. Treasury and U.S. Government agency securities with fixed-rate coupons and weighted average lives of at least one year. For U.S. Treasury issues, the entry and exit amounts are $1 billion public amount outstanding. For U.S. Government agency issues, the entry and exit amounts are $100 million and $75 million, respectively.
Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Each class of the municipal funds may compare its performance to that of the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition, High Income Municipal may compare its performance to that of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index, a total return performance benchmark for both investment-grade and non-investment grade municipal bonds. The Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index has a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%. The Lehman Brothers Non-Investment Grade Municipal Bond Index includes municipal bonds with maturities of at least one year that have a maximum credit rating of BA1 or are unrated. Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. New York Municipal Income may compare its performance to that of the Lehman Brothers New York 4 Plus Year Municipal Bond Index, a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. California Municipal Income may compare its performance to that of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
Each class of a bond fund may compare its performance or the performance of securities in which that bond fund may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable (Emerging Markets Income, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Yield, and Short-Fixed Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over 810 taxable money market funds. IBC's MONEY FUND REPORT AVERAGES(trademark)/Municipal (High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over 410 municipal money market funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
Each fund may present its fund number, QuotronTM number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of December 31, 1996, FMR advised over $28 billion in tax-free fund assets, $96 billion in money market fund assets, $303 billion in equity fund assets, $61 billion in international fund assets, and $25 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
       CLASS A SHARES ONLY
   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
   1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
   2. to shares purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
   3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
   4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
   5. to shares purchased by an employee benefit plan having $25 million or more in plan assets.
   For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
   A sales load waiver form must accompany these transactions.
CLASS T SHARES ONLY
P   ursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's front-end sales charge in connection with a fund's
merger with or acquisition of any investment company or trust.     In
addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution
(i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under
(6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 of plan assets invested in Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Initial Class's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Initial Class's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and
(ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities;
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
The fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
A sales load waiver form must accompany these transactions.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
FOR CLASS A AND CLASS T SHARES ONLY
   FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
   For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets    on which a finder's fee has been paid     will bear a
contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or
Class T CDSC will be 0.25% of the lesser of the cost of the    Class A
or Class T     shares   , as applicable,     at the initial date of
purchase or the value of the    Class A or Class T     shares   , as
applicable,     at redemption, not including any reinvested dividends
or capital gains.    Class A and Class T shares acquired through
distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held (i) Fidelity Advisor fund Class A, Class T, Class B and Class C shares, (ii) Advisor B Class and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund,
Prime Fund   ,     and Tax-Exempt Fund acquired by exchange from any
Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for
the Short-Term Bond Funds) had been invested at one time.    Purchases
of Class B and Class C shares during the 13-month period also will count toward the completion of the Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, Class C or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, Class C, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the
offering price, for each class is calculated each day the    New York
Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997 and 1998: New Year's Day, Martin Luther King's Birthday (in 1998), Presidents Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule
to be observed     in the future, the NYSE may modify its holiday
schedule at any time. In addition, Initial Class shares of Strategic Opportunities, Mortgage Securities, and Municipal Bond will not process wire purchases and redemptions on days when the Federal Reserve System is closed.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to a fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business. If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of a fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of a fund's dividends derived from certain U.S. Government
obligations may be exempt from state and local taxation.    Mortgage
security paydown gains (losses) on mortgage securities purchased by the fund on or prior to June 8, 1997 are generally taxable as ordinary income, therefor, increase (decrease) taxable dividend distributions.
    To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund.
Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   Each municipal fund purchases securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered income for the purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state personal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
   NEW YORK TAX MATTERS. Individual shareholders of New York Municipal Income will not be required to include in their gross income for New York State and City purposes any portion of distributions received from New York Municipal Income that are directly attributable (i) to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City) or (ii) interest earned on obligations of U.S. possessions or territories that is exempt from state taxation pursuant to federal law, provided that New York Municipal Income qualifies as a RIC and satisfies the requirement that at least 50% of its assets at the close of each quarter of its taxable year constitute obligations the interest of which are tax-exempt for federal income tax purposes. Distributions from New York Municipal Income that are attributable to sources other than those described in the preceding sentence (including interest on obligations of other states and their political subdivisions) will generally be taxable to individual shareholders as ordinary income.
   Shareholders of New York Municipal Income that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by New York Municipal Income in their "entire net income" for purposes of such taxes and will be required to include their shares of the New York Municipal Income in their investment capital for purposes of such taxes.
   If a shareholder is subject to unincorporated business taxation by New York City, income and gains distributed by New York Municipal Income will be subject to such taxation except to the extent such distribution are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including the New York City). However, shareholders of New York Municipal Income will not be subject to the unincorporated business tax imposed by New York City solely by reason of their ownership of shares in New York Municipal Income.
   Shares of New York Municipal Income will not be subject to property taxes imposed by New York State or City.
   Interest on indebtedness incurred tp purchase, or continued to carry, shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.
   Interest income on New York Municipal Income that is distributed to its shareholders will generally not be taxable to New York Municipal Income for purposes of the New York State corporation franchise tax or the New York City general corporation tax.
   The forgoing is a general, abbreviated summary of certain of the provisions of the tax laws of New York State and City presently in effect as they directly govern the taxation of shareholders of New York Municipal Income. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Municipal Income transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning New York State and City matters.
CALIFORNIA TAX MATTERS. As long as California Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a fund on the sale of securities and distributed to shareholders are federally taxable as capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
As of October 31, 1996, Overseas hereby designates approximately $7,260,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1996, Mid Cap hereby designates approximately $94,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1996, Equity Growth hereby designates approximately $26,024,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Growth Opportunities hereby designates approximately $71,976,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Strategic Opportunities hereby designates approximately $19,489,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1996, Equity Income hereby designates approximately $15,681,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Balanced hereby designates approximately $11,566,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Emerging Markets Income hereby designates approximately $78,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Strategic Income hereby designates approximately $369,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Government Investment had a capital loss carryforward aggregating approximately $5,958,000. This loss carryforward, of which $3,262,000 and $2,696,000 will expire on October 31, 2002 and 2004, respectively, is available to offset future capital gains.
As of November 30, 1996, Intermediate Bond had a capital loss carryforward aggregating approximately $13,667,000. This loss carryforward, of which $2,841,000, $1,035,000, $134,000, and
$9,657,000 will expire on November 30, 1998, 1999, 2002, and 2004, respectively, is available to offset future capital gains.
As of July 31, 1997, Mortgage Securities hereby designates
approximately $   544,000     as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of October 31, 1996, Short Fixed-Income had a capital loss carryforward aggregating approximately $40,265,000. This loss carryforward, of which $128,000, $63,000, $286,000, $38,000, $336,000,
$17,692,000, $19,457,000 and $2,265,000 will expire on October 31,
1997, 1998, 1999, 2000, 2001, 2002, 2003, and 2004, respectively, is available to offset future capital gains.
As of October 31, 1996, High Income Municipal had a capital loss carryforward aggregating approximately $16,952,000. This loss carryforward, of which $3,173,000, $7,511,000 and 6,268,000 will expire on October 31, 2002, 2003, and 2004, respectively, is available to offset future capital gains.
As of December 31, 1996, Municipal Bond had a capital loss carryforward aggregating approximately $19,626,000. This loss carryforward, all of which will expire on December 31, 2003, is available to offset future capital gains.
As of November 30, 1996, Intermediate Municipal Income had a capital loss carryforward aggregating approximately $426,000. This loss carryforward, all of which will expire on November 30, 2003, is available to offset future capital gains.
As of November 30, 1996, Short-Intermediate Municipal Bond hereby designates approximately $31,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, California Municipal Income had a capital loss carryforward aggregating approximately $4,000. This loss carryforward, all of which will expire on October 31, 2004, is available to offset future capital gains.
STATE AND LOCAL TAXES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities, whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign
issuers    and the fund meets certain holding period requirements for
such securities,     the fund may elect to pass through foreign taxes
paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year
as well as on a fiscal year basis   , and     intends to comply with
other tax rules applicable to regulated investment companies   .
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees, Members of the Advisory Board and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The
business address of all the     other Trustees and Members of the
Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity Institutional Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
   RALPH F. COX (65), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993)    Imation Corp. (imaging and information storage, 1997)     and
Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way
(1993) and is a member of the University of Alabama President's
Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc.
(1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company
(electric utility),        National Life Insurance Company of Vermont,
American Software, Inc., and AppleSouth, Inc. (restaurants, 1992). WILLIAM J. HAYES (63), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT LAWRENCE (44), is Vice President of    certain Equity Funds,
Vice President of Fidelity Real Estate High Income and Fidelity Estate High Income Fund II (1994), and Senior Vice President of FMR (1993). Mr. Lawrence joined Fidelity in 1991 as a Vice President of FMR.
FRED L. HENNING, JR. (59), is Vice President of Fidelity's
   F    ixed-   I    ncome    Group     (1995) and Senior Vice
President of FMR (1995).    Before assuming his current
responsibilities, Mr. Henning was head of Fidelity's Money Market
Division.
   BART A. GRENIER, is Vice President of certain High-Income Bond Funds (1997). Mr Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.
JOHN H. CARLSON (47), is Vice President of Emerging Markets Income
(1996) and Strategic Income (1996), and other funds advised by FMR, and an employee of FMR.
   DWIGHT CHURCHILL (43), is Vice President of Bond funds, group leader of Bond Group, and is Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity, he spent three years as president and CEO of CSI Asset Management, Inc. in Chicago, an investment management subsidiary of The Prudential. BETTINA E. DOULTON (32), is Vice President of Balanced (1996), and other funds advised by FMR, and an employee of FMR.
   MARGARET L. EAGLE (47), is President of High Yield and Strategic Income (1997), and an employee of FMR.
GEORGE A. FISCHER (36), is Vice President of High Income Municipal
(1997) and Municipal Bond (1997), and other funds advised by FMR, and an employee of FMR.
   KEVIN E. GRANT (36), is Vice President of Balanced (1996) and Intermediate Bond (1996), and other funds advised by FMR, and an employee of FMR.
CURTIS HOLLINGSWORTH (39), is Vice President of Government Investment
(1997) and Strategic Income (1997), and other funds advised by FMR, and an employee of FMR.
HARRIS LEVITON (35), is Vice President of Strategic Opportunities
(1996) and an employee of FMR.
   ABIGAIL JOHNSON (36), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds.
NORMAN U. LIND (40), is Vice President of New York Municipal Income
(1995), Short-Intermediate Municipal Income (1995), and other funds advised by FMR, and an employee of FMR.
RICHARD R. MACE Jr. (34), is Vice President of Overseas (1996), and other funds advised by FMR, and an employee of FMR.
DAVID L. MURPHY (49), is Vice President of Intermediate Municipal Income (1996), and other funds advised by FMR, and an employee of FMR. JONATHAN D. SHORT (34), is Vice President of California Municipal Income (1997), and other funds advised by FMR, and an employee of FMR.
RICHARD A. SPILLANE, JR. (46), is Vice President of    certain Equity
Funds    , and Senior Vice President of FMR (1997).    Since joining
Fidelity Mr. Spillane was Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
THOMAS M. SPRAGUE (39), is Vice President of Large Cap (1997), and another fund advised by FMR, and an employee of FMR.
BETH TERRANA (39), is Vice President of Growth & Income (1997), and other funds advised by FMR, and an employee of FMR.
JENNIFER S. UHRIG (36), is Vice President of Equity Growth (1997), and other funds advised by FMR, and an employee of FMR.
GEORGE A. VANDERHEIDEN (50), is Vice President of Growth Opportunities, and other funds advised by FMR, and an employee of FMR. ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
ROBERT H. MORRISON (57), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of Mortgage Securities for his or her services for the fiscal year ended in July 31, 1997, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE



   Agregate
Compensation form
a FundA
                                 Robert                                     William
                                 M.                                         O.
                        Richard  Gates                                      McCoy              Edward
                        J.       (double  Edward                            (double            H.
                        Flynn    dagger)  C.                       Peter    dagger)            Malone
J. Gary                (double   (double  Johnson                  S.       (double            (double
Burkhead Ralph Phyllis dagger)   dagger)  3d       E.      Donald  Lynch    dagger)  Gerlad    dagger)  Marvin
(double  F.    Burke   (double   (double  (double  Bradley J.      (double  (double  C.        (double  L.
dagger)  Cox   Davis   dagger)   dagger)  dagger)  Jones   Kirk    dagger)  dagger)  McDonough dagger)  Mann

Mortgage Securities*,B
$ 0      $ 204 $ 199   $ 82      $ 98     $ 0      $ 200   $ 202    $0      $ 202    $ 235     $ 68     $ 204

Agregate
Compensation form
a FundA
Robert
C.
Pozen    Thomas
(double  R.
dagger)  Williams

Mortgage Securities*,B
$ 0      $ 204


   * Fiscal year ended July 31.
   (double dagger) Interested trustees of the fund and Mr. Burkhead are compensated by FMR.
   (double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
   (double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Income Fund. Mr. McCoy was appointed to the Board of Trustees of Income Fund effective January 1, 1997.
   (double dagger)(double dagger)(double dagger)(double dagger)Mr. Gates was appointed to the Board of Trustees of Income Fund effective March 1, 1997.
   + Estimated
   ++ Information is as of December 31, 1996 for 235 funds in the complex.
   A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1996, or calendar year ended December 31, 1996, as applicable.
   COMPENSATION TABLE



   Agregate
Compensation form
a FundA
                                                                   William
                                                                   O.
                        Richard                                    McCoy              Edward
                        J.       Edward                            (double            H.
                        Flynn    C.                       Peter    dagger)            Malone
J. Gary                (double   Johnson                  S.       (double            (double
Burkhead Ralph Phyllis dagger)   3d       E.      Donald  Lynch    dagger)  Gerlad    dagger)  Marvin  Thomas
(double  F.    Burke   (double   (double  Bradley J.      (double  (double  C.        (double  L.      R.
dagger)  Cox   Davis   dagger)   dagger)  Jones   Kirk    dagger)  dagger)  McDonough dagger)  Mann    Williams


TechnoQuant Growth**,+
$ 0      $ 20  $ 20    $ 0       $ 0      $ 20    $ 20    $ 0      $ 20     $ 26       $ 0     $ 20    $ 20

Overseas*,B
0        322   310     394       0        313     316     0        156      314        315     315      317

MidCap**,+
0        44    43      57        0        43      44      0        43       45         43      43         42

Equity Growth**,C,P
0        1,269 1,220   1,554     0        1,232   1,247   0        743      1,239      1,240   1,240      1,235

Growth Opportunities*,D,P
0        4,268 4,105   5,221     0        4,147   4,197   0        2,051    4,159      4,173   4,173      4,203

Strategic Opportunities***,E
0        259   253     315       0        253     256     0        156      256        256     253        256

Large Cap**, +
0        7     7       9         0        7       7       0        7        7          7       7          7

Growth & Income**, +
0        92    92      0         0        92      92      0        92       114        0       92         92

Equity Income**,F,,P
0        679   650     827       0        656     664     0        396      660        664     664        658

Balanced*,G,P
0        1,183 1,157   1,460     0        1,172   1,182   0        492      1,165      1,160   1,160      1,179

Emerging Markets Income***
0        21    20      27        0        20      21      0        15       21         21      21         21

High Yield*,H,P
0        594   561     715       0        567     574     0        283      569        571     571        575

Strategic Income***
0        33    32      42        0        32      33      0        23       33         33      32         32

Government Investment*,I
0        95    91      113       0        92      93      0        43       92         93      93         93

Intermediate Bond**,J
0        170   165     209       0        167     168     0        91       166        167     167        167

Short Fixed-Income*,K
0        182   178     225       0        181     182     0        74       179        178     178        182

High Income Municipal*,L
0        208   203     256       0        205     207     0        87       204        204     204        207

Municipal Bond***,M
0        343   340     422       0        340     343     0        199      343        339     336        344

Intermediate Municipal Income**,N
0        28    27      34        0        27      28      0        14       27         27      27         27

Short-Intermediate Municipal Income**
0        10    10      13        0        10      10      0        6        10         10      10         10

New York Municipal Income*
0        2     2       3         0        2       2       0        1        2          2       2          2

California Municipal Income*
0        1     1       2         0        1       1       0        1        1          1       1          1

Total Compensation from the Fund Complex ++,A
$ 0      137,  134,700 168,000   0        134,700 136,200 0        85,333   136,200    136,200 134,700    136,200
         700


* Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
(double dagger)    Interested trustees of each fund and Mr. Burkhead
are compensated by FMR    .
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Advisor Series II, III, IV,
V, and VI,    and     Fidelity Municipal Trust   .     During the
period from May 1, 1996 through the present, Mr. McCoy has served as a Member of the Advisory Board of Fidelity Advisor Series I, VII, and VIII.
+ Estimated
++ Information is as of December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas
R. Williams, $13.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $50, Phyllis Burke Davis, $50, Richard J. Flynn, $0, E. Bradley Jones, $50, Donald J. Kirk, $50, William O. McCoy, $0, Gerald C. McDonough, $50, Edward H. Malone, $50, Marvin L. Mann, $50, and Thomas
R. Williams, $50.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $167, Phyllis Burke Davis, $167, Richard J. Flynn, $0, E. Bradley Jones, $167, Donald J. Kirk, $167, William O. McCoy, $0, Gerald C. McDonough, $167, Edward H. Malone, $167, Marvin L. Mann, $167, and Thomas R. Williams, $167.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $10, Phyllis Burke Davis, $10, Richard J. Flynn, $0, E. Bradley Jones, $10, Donald J. Kirk, $10, William O. McCoy, $0, Gerald C. McDonough, $10, Edward H. Malone, $10, Marvin L. Mann, $10, and Thomas
R. Williams, $10.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $27, Phyllis Burke Davis, $27, Richard J. Flynn, $0, E. Bradley Jones, $27, Donald J. Kirk, $27, William O. McCoy, $0, Gerald C. McDonough, $27, Edward H. Malone, $27, Marvin L. Mann, $27, and Thomas
R. Williams, $27.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $42, Phyllis Burke Davis, $42, Richard J. Flynn, $0, E. Bradley Jones, $42, Donald J. Kirk, $42, William O. McCoy, $0, Gerald C. McDonough, $42, Edward H. Malone, $42, Marvin L. Mann, $42, and Thomas
R. Williams, $42.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $23, Phyllis Burke Davis, $23, Richard J. Flynn, $0, E. Bradley Jones, $23, Donald J. Kirk, $23, William O. McCoy, $0, Gerald C. McDonough, $23, Edward H. Malone, $23, Marvin L. Mann, $23, and Thomas
R. Williams, $23.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
   K     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
   L     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.
   M     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas
R. Williams, $13.
   N     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
   O     For the fiscal period ended in 1996, certain of the
non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $1219, Malone, $1,190, Mann, $1,190); Growth Opportunities (Cox, $3,791, Malone, $3,695, Mann, $3,695); Equity Income (Cox, $653, Malone, $637, Mann, $637); Balanced (Cox, $1,028, Malone, $1,005, Mann, $1,005); and High Yield (Cox, $519, Malone, $506, Mann, $506).
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of September 30, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:
   ADVISOR BALANCED - CLASS A: EQ Financial Consultants, New York, NY
(16.89%).
   ADVISOR BALANCED - CLASS T: CIGNA, Hartford, CT (21.87%); Smith Barney, New York, NY (5.34%).
   ADVISOR BALANCED - CLASS B: Advantage Capital Corp., Houston, TX
(21.00%).
   ADVISOR BALANCED - INSTITUTIONAL CLASS: Whitney National Bank, New Orleans, LA (28.06%); Valley National Bank, Clifton, NJ (14.02%); Charles Schwab and Co., Inc., San Francisco, CA (9.86%); Moss Lawton, Chicago, IL (6.96%); Benefit Services Corporation, Atlanta, GA (6.79%); Donaldson, Lufkin & Jenrette, New York, NY (5.41%).
   ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (54.83%); Sunamerica Securities, Inc., Phoenix, AZ (17.82%); Prudential Securities, New York, NY (11.96%).
   ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T: First Allied Securities, Inc., Cokeville, WY (21.58%); Prudential Securities, New York, NY (17.02%); Hornor Townsend & Kent, Philadelphia, PA (11.92%);
W. S. Griffith & Co., Inc., San Diego, CA (5.17%).
   ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B: The Union Bank of California, Panorama City, CA (12.73%); FMR Corp., Boston, MA (12.04%); Linsco/Private Ledger, San Diego, CA (11.18%); Prudential Securities, New York, NY (8.30%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.87%); A. G. Edwards & Sons, St. Louis, MO (6.16%); PaineWebber, Inc., Weehawken, NJ (5.79%); Commonwealth Equity Services, Waltham, MA (5.54%); Centaurus Financial Inc., Irvine, CA (5.45%).
   ADVISOR CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (98.71%).
   ADVISOR EMERGING MARKETS INCOME - CLASS A: Linsco/Private Ledger, San Diego, CA (10.73%); FMR Corp., Boston, MA (7.46%); Dain Bosworth, Inc., Minneapolis, MN (6.53%).
   ADVISOR EMERGING MARKETS INCOME - CLASS T: FMR Corp., Boston, MA
(9.13%).
   ADVISOR EMERGING MARKETS INCOME - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (7.26%); PaineWebber, Inc., Weehawken, NJ (5.33%).
   ADVISOR EMERGING MARKETS INCOME - INSTITUTIONAL CLASS: Robert E. Jones & Associates, Denver, CO (48.99%); First National Bank La Jolla, La Jolla, CA (10.53%).
   ADVISOR EQUITY GROWTH - CLASS A: FIS Securities, Inc., Providence,
RI (11.48%).
   ADVISOR EQUITY GROWTH - CLASS T: CIGNA, Hartford, CT (8.84%); Smith Barney, New York, NY (5.35%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.11%).
   ADVISOR EQUITY GROWTH - CLASS B: FIS Securities, Inc., Providence,
RI (9.96%).
   ADVISOR EQUITY INCOME - CLASS A: FIS Securities, Inc., Providence, RI (7.56%); Donaldson, Lufkin & Jenrette, New York, NY (5.16%).
   ADVISOR EQUITY INCOME - CLASS T: Smith Barney, New York, NY
(5.09%).
   ADVISOR EQUITY INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.31%); Smith Barney, New York, NY (7.10%); Donaldson, Lufkin & Jenrette, New York, NY (5.50%).
   ADVISOR EQUITY INCOME - INSTITUTIONAL CLASS: BankBoston, Boston, MA (31.49%); First National Bank of Ohio, Akron, OH (12.18%); First Hawaiian Bank, Honolulu, HI (5.58%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS A: Walnut Street Securities Inc., Clayton, MO (34.01%); Vestax Securities, Hudson, OH (8.68%); Wilmington Trust Company, Wilmington, DE (8.18%); FMR Corp., Boston, MA (6.85%); EQ Financial Consultants, New York, NY (5.26%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS T: Oriental Financial Services Corp., Hato Rey, PR (7.57%); Smith Barney, New York, NY (6.45%).
   ADVISOR GOVERNMENT INVESTMENT - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (7.06%); Royal Alliance Assoc., Inc., Birmingham, AL (6.55%); Smith Barney, New York, NY (5.13%).
   ADVISOR GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (70.05%); First Security Trust Company, Coral Gables, FL (7.35%).
   ADVISOR GROWTH & INCOME - CLASS A: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.53%); R.K. Grace & Company, Coral Gables, FL (6.43%); Proequities Inc., Birmingham, AL (6.36%).
   ADVISOR GROWTH & INCOME - CLASS T: Securities America, Inc., Omaha, NE (18.31%); Dain Bosworth, Inc., Minneapolis, MN (6.65%); Royal Alliance Assoc., Inc., Birmingham, AL (5.16%).
   ADVISOR GROWTH & INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (15.12%); PaineWebber, Inc., Weehawken, NJ (7.49%); A. G. Edwards & Sons, St. Louis, MO (5.29%).
   ADVISOR GROWTH & INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (45.56%); Union National Bank and Trust Company, Souderton, PA (37.59%); Norwest Bank Minnesota, Minneapolis, MN (11.13%); Donaldson, Lufkin & Jenrette, New York, NY (5.38%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS A: Prudential Securities, New York, NY (5.36%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS T: CIGNA, Hartford, CT (16.25%); Smith Barney, New York, NY (6.60%).
   ADVISOR GROWTH OPPORTUNITIES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.86%); A. G. Edwards & Sons, St. Louis, MO (6.05%); Prudential Securities, New York, NY (6.02%); Smith Barney, New York, NY (5.64%).
   ADVISOR GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (10.26%); Frost National Bank, San Antonio, TX (8.38%); Marshall & Ilsley Trust Co., Milwaukee, WI (7.34%); Donaldson, Lufkin & Jenrette, New York, NY (5.07%).
   ADVISOR HIGH INCOME MUNICIPAL - CLASS A: Northeast Securities Inc., Westbury, NY (24.65%); Everen Securities, Inc., West Hartford, CT (14.20%); Norwest Investment Services Inc., Minneapolis, MN (13.98%); A.G. Edwards & Sons, St. Louis, MO (9.93%); Mutual Service Corp., Palm Beach Garden, FL (7.74%); 1717 Capital Management Company, Newark, DE (7.51%).
   ADVISOR HIGH INCOME MUNICIPAL - CLASS T: Smith Barney, New York, NY (8.74%); A. G. Edwards & Sons, St. Louis, MO (6.49%); Royal Alliance Assoc., Inc., Birmingham, AL (5.39%).
   ADVISOR HIGH INCOME MUNICIPAL - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (8.02%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.75%).
   ADVISOR HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS: Peoples Bank and Trust Co., Indianapolis, IN (23.04%); Tompkins County Trust Company, Ithaca, NY (12.11%); FMR Corp., Boston, MA (7.84%); University Bank, Houston, TX (6.86%); Vermont National Bank, Brattleboro, VT (5.07%).
   ADVISOR HIGH YIELD - CLASS A: FIS Securities, Inc., Providence, RI (11.09%); Donaldson, Lufkin & Jenrette, New York, NY (5.53%); Wells Fargo Bank, San Francisco, CA (5.31%).
   ADVISOR HIGH YIELD - CLASS T: Manulife Financial, Canada (6.55%); Smith Barney, New York, NY (6.16%).
   ADVISOR HIGH YIELD - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (10.85%); Prudential Securities, New York, NY (6.49%); Donaldson, Lufkin & Jenrette, New York, NY (5.86%); Smith Barney, New York, NY (5.70%).
   ADVISOR HIGH YIELD - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (22.94%); Donaldson, Lufkin & Jenrette, New York, NY (9.43%); Resources Trust Company, Englewood, CO (6.99%); First Hawaiian Bank, Honolulu, HI (5.34%).
   ADVISOR INTERMEDIATE BOND - CLASS A: FIS Securities, Inc., Providence, RI (35.09%); Corelink Financial, Providence, RI (10.00%); Washington Square Securities, Minneapolis, MN (7.58%).
   ADVISOR INTERMEDIATE BOND - CLASS T: PaineWebber, Inc., Weehawken,
NJ (6.95%).
   ADVISOR INTERMEDIATE BOND - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (10.75%); Royal Alliance Assoc., Inc., Birmingham, AL (5.24%).
   ADVISOR INTERMEDIATE BOND - INSTITUTIONAL CLASS: Mercantile Bank, N.A., St. Louis, MO (13.91%); Amivest Corporation, New York, NY (6.79%); Marquis Investments Inc., New Orleans, LA (5.15%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (21.70%); Summit Trust Company, Summit, NJ (20.86%); Gerson Horowitz Green Sec. Corp., New York, NY (13.87%); Locust Street Securities, Inc., Des Moines, IA (13.11%); Corelink Financial, Providence, RI (9.75%); FSC Securities Corp., Atlanta, GA (7.93%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (9.22%); Smith Barney, New York, NY (6.84%); Commonwealth Equity Services, Waltham, MA (5.89%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.08%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.93%); Prudential Securities, New York NY (6.97%); Royal Alliance Assoc., Inc., Birmingham, AL (6.65%); Donaldson, Lufkin & Jenrette, New York, NY (6.45%); National Financial Services Corporation, Boston, MA (6.16%);
A. G. Edwards & Sons, St. Louis, MO (6.01%).
   ADVISOR INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
Liberty National Bank & Trust, Oklahoma City, OK (30.80%); South Holland Bancorp, South Holland, IL (10.11%); Wells Fargo Bank, San Francisco, CA (8.93%); Laird Norton Co., Seattle, WA (7.09%); Frost National Bank, San Antonio, TX (6.88%); Citizens National Bank of Evansville, Evansville, IN (6.71%); Tompkins County Trust Company, Ithaca, NY (5.24%).
   ADVISOR LARGE CAP - CLASS A: A. G. Edwards & Sons, St. Louis, MO (12.29%); FMR Corp., Boston, MA (6.57%); 1717 Capital Management Company, Newark, DE (5.23%); LaSalle St. Securities, Inc., Chicago, IL (5.20%).
   ADVISOR LARGE CAP - CLASS T: Dain Bosworth, Inc., Minneapolis, MN (7.37%); Securities America, Inc., Omaha, NE (5.63%).
   ADVISOR LARGE CAP -CLASS B: Dain Bosworth, Inc., Minneapolis, MN (18.44%); Prudential Securities, New York, NY (8.11%).
   ADVISOR LARGE CAP - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (46.90%); Charles Schwab and Co., Inc., San Francisco, CA (12.75%); Union Planters National Bank, Memphis, TN (11.38%); First Hawaiian Bank, Honolulu, HI (7.64%).
   ADVISOR MID CAP - CLASS A: Securities America, Inc., Omaha, NE (7.98%); Prudential Securities, New York, NY (6.92%); A. G. Edwards & Sons, St. Louis, MO (5.83%); Smith Barney, New York, NY (5.12%).
   ADVISOR MID CAP - CLASS T: Dain Bosworth, Inc., Minneapolis, MN (7.90%); Commonwealth Equity Services, Waltham, MA (7.00%); Smith Barney, New York, NY (6.59%); Donaldson, Lufkin & Jenrette, New York, NY (5.26%).
   ADVISOR MID CAP - CLASS B: Dain Bosworth, Inc., Minneapolis, MN (13.49%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (9.48%); Smith Barney, New York, NY (7.72%).
   ADVISOR MID CAP - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (71.03%).
   ADVISOR MORTGAGE SECURITIES - CLASS A: CIGNA, Hartford, CT (92.59%); FMR Corp., Boston, MA (6.60%).
   ADVISOR MORTGAGE SECURITIES - CLASS T: Commonwealth Equity Services, Waltham, MA (36.05%); LaSalle St. Securities, Inc., Chicago, IL (6.54%); Compass Securities Corp., Newton, MA (6.31%); Reliance Trust Company, Atlanta, GA (6.02%).
   ADVISOR MORTGAGE SECURITIES - CLASS B: 1717 Capital Management Company, Newark, DE (16.95%); Nathan & Lewis Securities, New York, NY (12.64%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (12.55%); FMR Corp., Boston, MA (8.08%); Washington Square Securities, Minneapolis, MN (8.02%); H. Beck Inc., Bethesda, MD (7.38%); Commercial Federal Bank, Denver, CO (5.16%).
   ADVISOR MORTGAGE SECURITIES - INSTITUTIONAL CLASS: Magna Trust Company, Belleville, IL (31.70%); Drovers Bank, York, PA (11.21%); Oak Brook Bank, Oak Brook, IL (7.53%); The Rock Island Bank, Rock Island, IL (6.89%); Thumb National Bank and Trust, Pigeon, MI (5.03%).
   ADVISOR MORTGAGE SECURITIES - INITIAL CLASS: National Financial Services Corporation, Boston, MA (12.27%).
   ADVISOR MUNICIPAL BOND - CLASS A: Sigma Financial Corp., Ann Arbor, MI (61.23%); FMR Corp., Boston, MA (17.50%); Stephens Inc., Little Rock, AR (8.02%); Donaldson, Lufkin & Jenrette, New York, NY (6.73%); PaineWebber, Inc., Weehawken, NJ (6.11%).
   ADVISOR MUNICIPAL BOND - CLASS T: Lovell Inc., Brentwood, TN (35.34%); Securities America, Inc., Omaha, NE (7.82%); 1717 Capital Management Company, Newark, DE (6.56%); FSC Securities Corp., Atlanta, GA (5.90%).
   ADVISOR MUNICIPAL BOND - CLASS B: Prudential Securities, New York, NY (19.32%); Investment Advisors & Consultants, Inc., Ocean, NJ (16.94%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.06%); EQ Financial Consultants, New York, NY (6.88%); FMR Corp., Boston, MA (6.48%); Dain Bosworth, Inc., Minneapolis, MN (6.40%).
   ADVISOR MUNICIPAL BOND - INSTITUTIONAL CLASS: Drovers Bank, York, PA (70.27%); Peoples Bank and Trust Co., Indianapolis, IN (12.60%); FMR Corp., Boston, MA (11.14%).
   ADVISOR NEW YORK - MUNICIPAL INCOME - CLASS A: FMR Corp., Boston,
MA (100.00%).
   ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T: FMR Corp., Boston, MA (20.25%); A. G. Edwards & Sons, St. Louis, MO (12.25%); North Ridge Securities Corp., Hauppauge, NY (9.13%); First Albany, Albany, NY (7.68%).
   ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B: FMR Corp., Boston, MA (23.03%); National Financial Services Corporation, Boston, MA (14.01%); Chase Investment Services, New York, NY (13.36%); Prudential Securities, New York, NY (12.54%); M. Griffith, Inc., New Hartford, NY (6.70%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.05%).
   ADVISOR NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (96.92%).
   ADVISOR OVERSEAS - CLASS A: EQ Financial Consultants, New York, NY
(6.40%).
   ADVISOR OVERSEAS - CLASS T: Smith Barney, New York, NY (7.33%); Great West Life/Benefits Corp., Englewood, CO (6.45%).
   ADVISOR OVERSEAS - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.58%); Royal Alliance Assoc., Inc., Birmingham, AL (5.52%); Smith Barney, New York, NY (5.47%).
   ADVISOR OVERSEAS - INSTITUTIONAL CLASS: First National Bank, Iowa City, IA (19.86%); Bingham, Dana & Gould L.L.P., Boston, MA (11.73%); Charles Schwab and Co., Inc., San Francisco, CA (11.49%); First Hawaiian Bank, Honolulu, HI (8.29%); One Valley Bank, N.A., Charleston, WV (6.32%).
   ADVISOR SHORT FIXED-INCOME - CLASS A: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (93.08%).
   ADVISOR SHORT FIXED-INCOME - CLASS T: Smith Barney, New York, NY (5.96%); Royal Alliance Assoc., Inc., Birmingham, AL (5.41%).
   ADVISOR SHORT FIXED-INCOME - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (56.03%); First National Bank of Springfield, Springfield, IL (17.36%); Benefit Services Corporation, Atlanta, GA (13.09%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A: FIS Securities, Inc., Providence, RI (49.31%); FMR Corp., Boston, MA (17.63%); Donaldson, Lufkin & Jenrette, New York, NY (15.89%); Metlife Securities, Inc., Denver, CO (11.64%); Investment Advisors & Consultants, Inc., Ocean, NJ (6.10%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T: Key Investments, Cleveland, OH (18.00%); Cowles, Sabol & Co., Inc., Encino, CA (9.27%).
   ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
Peoples Bank and Trust Co., Indianapolis, IN (31.18%); First American Bank & Trust, Fort Atkinson, WI (25.52%); FMR Corp., Boston, MA (15.96%); University Bank, Houston, TX (11.96%); Drovers Bank, York, PA (8.01%%).
   ADVISOR STRATEGIC INCOME - CLASS A: FIS Securities, Inc., Providence, RI (32.24%); Liberty Securities Corp., Boston, MA (5.45%); PaineWebber, Inc., Weehawken, NJ (5.18%).
   ADVISOR STRATEGIC INCOME - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (8.04%); Donaldson, Lufkin & Jenrette, New York, NY (6.54%).
   ADVISOR STRATEGIC INCOME - CLASS B: G. W. & Wade Asset Management Co., Wellesley, MA (29.05%); FIS Securities, Inc., Providence, RI (5.72%); Smith Barney, New York, NY (5.21%).
   ADVISOR STRATEGIC INCOME - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (81.92%); ESOR & Co., Green Bay, WI (7.69%); Bingham, Dana & Gould L.L.P., Boston, MA (5.58%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS A: Fortis Investors, St. Paul, MN (8.93%); FMR Corp., Boston, MA (7.75%); A. G. Edwards & Sons, St. Louis, MO (6.91%); Prudential Securities, New York, NY
(6.07%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS T: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.54%); CIGNA, Hartford, CT (9.24%); A. G. Edwards & Sons, St. Louis, MO (6.04%).
   ADVISOR STRATEGIC OPPORTUNITIES - CLASS B: Smith Barney, New York, NY (6.27%); Donaldson, Lufkin & Jenrette, New York, NY (5.93%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.19%).
   ADVISOR STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS: National Bank of Alaska, Anchorage, AK (9.82%); Calton & Assoc., Tampa, FL (6.99%); Evergreen Bank, N.A., Glens Falls, NY (6.87%); Whitney National Bank, New Orleans, LA (6.18%); Equitable Trust Company, Nashville, TN (5.12%).
   ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS: FMR Corp. Boston,
MA (7.50%)
   ADVISOR TECHNOQUANT GROWTH - CLASS A: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (47.53%); PaineWebber, Inc., Weehawken, NJ (9.67%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (9.33%).
   ADVISOR TECHNOQUANT GROWTH - CLASS T: Offerman & Co., Minneapolis, MN (7.41%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.82%); A. G. Edwards & Sons, St. Louis, MO (6.31%); Securities America, Inc., Omaha, NE (5.83%); PaineWebber, Inc., Weehawken, NJ (5.40%).
   ADVISOR TECHNOQUANT GROWTH - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (39.02%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (15.06%).
   ADVISOR TECHNOQUANT GROWTH - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (57.12%); Donaldson, Lufkin & Jenrette, New York, NY (14.66%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.99%).
   As of September 30, 1997, approximately 41.85% of California Municipal Income's, 7.17% of Emerging Markets Income's, 4.51% of Large Cap's, 16.61% of New York Municipal Income's, and 2.90% of TechnoQuant Growth's, total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of California Municipal Income's, Emerging Markets Income's, Large Cap's, New York Municipal Income's and TechnoQuant Growth's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MANAGEMENT FEES. For the services of FMR under the management contract, Equity Income pays FMR a monthly management fee at the annual rate of 0.50% of its average net assets throughout the month. For the services of FMR under the management contract, TechnoQuant Growth, International Capital Appreciation, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
For the services of FMR under the management contract, Overseas, Growth Opportunities, and Strategic Opportunities each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of each fund's performance to that of S&P 500, and EAFE.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                         DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

   TechnoQuant Growth                        12/1/96                       12/23/96*

   International Capital Appreciation           10/16/97                      10/31/97*

   Overseas                                  10/1/97                       9/17/97

   Mid Cap                                   1/18/96                       1/18/96*

   Equity Growth                             8/1/97                        7/16/97

   Growth Opportunities                      8/1/97                        7/16/97

   Strategic Opportunities                   7/1/97                        6/18/97

   Large Cap                                 1/18/96                       1/18/96*

   Growth & Income                           12/1/96                       12/23/96*

   Equity Income                             8/1/86                        7/23/86

   Balanced                                  1/1/95                        12/14/94

   Emerging Markets Income                   7/1/97                        6/18/97

   High Yield                                1/1/95                        12/14/94

   Strategic Income                          7/1/97                        6/18/97

   Mortgage Securities                       8/1/94                        7/13/94

   Government Investment                     1/1/95                        12/14/94

   Intermediate Bond                         1/1/95                        12/14/94

   Short Fixed-Income                        1/1/95                        12/14/94

   High Income Municipal                     12/1/94                       11/16/94

   Municipal Bond                            1/1/94                        12/15/93

   Intermediate Municipal Income             7/1/95                        6/14/95

   Short-Intermediate Municipal Income       7/1/95                        6/14/95

   New York Municipal Income                 11/17/94                      12/8/94

   California Municipal Income               12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
BOND FUNDS
   The following fee schedule is the current fee schedule for all bond funds, except Emerging Markets Income, Strategic Income, Mortgage
Securities, Municipal Bond, and California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1690

24         -     30          .1800     200             .1652

30         -     36          .1750     225             .1618

36         -     42          .1700     250             .1587

42         -     48          .1650     275             .1560

48         -     66          .1600     300             .1536

66         -     84          .1550     325             .1514

84         -     120         .1500     350             .1494

120        -     156         .1450     375             .1476

156        -     192         .1400     400             .1459

192        -     228         .1350

228        -     264         .1300

264        -     300         .1275

300        -     336         .1250

336        -     372         .1225

Over 372                     .1200

   This fee schedule has been approved by the shareholders of each bond fund, except Emerging Markets Income, Strategic Income, Mortgage Securities, Municipal Bond and California Municipal Income.
MORTGAGE SECURITIES AND MUNICIPAL BOND. The following fee schedule is the current fee schedule for Mortgage Securities and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

On August 1, 1994, FMR voluntarily revised the group fee rate schedule for Mortgage Securities and Municipal Bond, and added new breakpoints, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 120      -     156 billion   .1450%    $150 billion   .1736%

156        -     192           .1400     175            .1690

192        -     228           .1350     200            .1652

228        -     264           .1300     225            .1618

264        -     300           .1275     250            .1587

300        -     336           .1250     275            .1560

336        -     372           .1225     300            .1536

Over 372                       .1200     325            .1514

                                         350            .1494

                                         375            .1476

                                         400            .1459

On January 1, 1996, FMR voluntarily added new breakpoints to the (revised, in the case of Mortgage Securities and Municipal Bond) schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The (revised, in the case of Mortgage Securities and Municipal Bond) group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $372 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 372      -     408 billion   .1200%   $  400 billion   .1459

408        -     444           .1175    425              .1443

444        -     480           .1150    450              .1427

480        -     516           .1125    475              .1413

Over 516                       .1100    500              .1399

                                        525              .1385

                                        550              .1372

       EMERGING MARKETS INCOME, STRATEGIC INCOME, AND CALIFORNIA
MUNICIPAL INCOME.    The following fee schedule is the current fee
schedule for Emerging Markets Income, Strategic Income, and California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

This fee schedule has been approved by the shareholders of Emerging Markets Income, Strategic Income, and California Municipal Income. EQUITY FUNDS
The following fee schedule is the current fee schedule for all equity funds (except Equity Income).
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

This fee schedule has been approved by the shareholders of each equity fund except Equity Income.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $453.2 billion of group net assets - the approximate level for December 1996 - was .3021% for equity funds and .1425% for fixed-income funds, which is the weighted average of the respective fee rates for each level of group net assets up to $453.2 billion.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1996, the annual basic fee rate would be calculated as follows:

                                            Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

   TechnoQuant Growth*                         0    .3021%   +      0.30%                     =        0    .6021%

   International Capital Appreciation*         0    .3021%   +      0.45%                     =        0    .   7521    %

   Overseas                                    0    .3021%   +      0.45%                     =        0    .7521%

   Mid Cap                                     0    .3021%   +      0.30%                     =        0    .6021%

   Equity Growth                               0    .3021%   +      0.30%                     =        0    .6021%

   Growth Opportunities                        0    .3021%   +      0.30%                     =        0    .6021%

   Strategic Opportunities                     0    .3021%   +      0.30%                     =        0    .6021%

   Large Cap                                   0    .3021%   +      0.30%                     =        0    .6021%

   Growth & Income*                            0    .3021%   +      0.20%                     =        0    .5021%

   Balanced                                    0    .3021%   +      0.15%*   *                =        0    .4521%

   Emerging Markets Income                     0    .1425%   +      0.55%                     =        0    .6925%

   High Yield                                  0    .1425%   +      0.45%                     =        0    .5925%

   Strategic Income                            0    .1425%   +      0.45%                     =        0    .5925%

   Mortgage Securities                         0.1425    %   +      0.30%                     =        0    .   4425    %

   Government Investment                       0    .1425%   +      0.30%                     =        0    .4425%

   Intermediate Bond                           0    .1425%   +      0.30%                     =        0    .4425%

   Short Fixed-Income                          0    .1425%   +      0.30%                     =        0    .4425%

   High Income Municipal                       0    .1425%   +      0.25%                     =        0    .3925%

   Municipal Bond                              0    .1425%   +      0.25%                     =        0    .3925%

   Intermediate Municipal Income               0    .1425%   +      0.25%                     =        0    .3925%

   Short-Intermediate Municipal Income         0    .1425%   +      0.25%                     =        0    .3925%

   New York Municipal Income                   0    .1425%   +      0.25%                     =        0    .3925%

   California Municipal Income*                0    .1425%   +      0.25%                     =        0    .3925%


   * Estimated
*   *     Effective August 1, 1996, FMR voluntarily agreed to reduce
the individual fund fee rate from 0.20% to 0.15%.    If this reduction
were not in effect, the total management fee would have been
0.5037%.
One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
       COMPUTING THE PERFORMANCE ADJUSTMENT.    The basic fee for
Overseas, Growth Opportunities, and Strategic Opportunities, is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Growth Opportunities and Strategic Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months.
   Each percentage point of difference, calculated to the nearest 0.01% for Overseas, Growth Opportunities, and Strategic Opportunities (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%.
   This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For Overseas, Growth Opportunities and Strategic Opportunities, investment performance will be represented by the average performance of all classes of each fund weighted according to its average assets for each month.
   Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.
   Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
   The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.

                             FISCAL YEAR   MANAGEMENT FEE+   PERFORMANCE ADJUSTMENT   MANAGEMENT FEE AS
                             ENDED                                                    A PERCENTAGE OF
                                                                                      AVERAGE NET ASSETS

OVERSEAS                     10/31

1996                                        $ 6,353,206       $ 687,829 (downward)     0.68%

1995                                         5,589,729         307,727 (upward)        0.81

1994                                         3,435,695         133,032 (upward)        0.80

MID CAP                      11/30

1996*                                        644,430         N/A                       0.60***

EQUITY GROWTH                11/30

1996                                         23,048,140      N/A                       0.61

1995                                         12,057,390      N/A                       0.61

1994                                         6,567,305       N/A                       0.64

GROWTH OPPORTUNITIES         10/31

1996                                         76,294,260        1,076,788 (upward)      0.61

1995                                         46,903,758        5,210,490 (upward)      0.69

1994                                         22,087,985        2,130,192 (upward)      0.69

STRATEGIC OPPORTUNITIES+++   12/31

1996                                         3,621,407         962,281 (downward)      0.48

1995                                         3,510,812         91,269 (upward)         0.62

10/1/94 - 12/31/94                           682,856           37,843 (upward)         0.67***

10/1/93 - 9/30/94                            2,582,584         359,674 (upward)        0.72

LARGE CAP                    11/30

1996*                                        100,564         N/A                       0.60***

EQUITY INCOME                11/30

1996                                         10,188,385      N/A                       0.50

1995                                         4,257,045       N/A                       0.50

1994                                         1,392,206       N/A                       0.50

BALANCED                      10/31

1996                                         16,119,225      N/A                       0.50

1995                                         17,383,377      N/A                       0.51

1994                                         13,325,884      N/A                       0.52

EMERGING MARKETS INCOME      12/31

1996                                         488,344         N/A                       0.69

1995                                         283,122         N/A                       0.70

1994++                                       122,088         N/A                       0.70***

HIGH YIELD                   10/31

1996                                         10,195,539      N/A                       0.60

1995                                         5,796,415       N/A                       0.60

1994                                         3,737,959       N/A                       0.60

STRATEGIC INCOME             12/31

1996                                         641,715         N/A                       0.59

1995                                         277,990         N/A                       0.60

1994++                                       10,348          N/A                       0.60***

GOVERNMENT INVESTMENT        10/31

1996                                         1,197,929       N/A                       0.45

1995                                         766,114         N/A                       0.45

1994                                         422,255         N/A                       0.46

INTERMEDIATE BOND            11/30

1996                                         2,174,162       N/A                       0.45

1995                                         1,703,722       N/A                       0.45

1994                                         1,180,785       N/A                       0.41



                              FISCAL YEAR   MANAGEMENT FEE+        PERFORMANCE ADJUSTMENT   MANAGEMENT FEE AS
                              ENDED                                                         A PERCENTAGE OF
                                                                                            AVERAGE NET ASSETS

   MORTGAGE SECURITIES           7/31

   1997                                        $ 2,273,788**          N/A                       0.44%

   1996                                          2,104,873         N/A                          0.45

   1995                                          1,707,178         N/A                          0.45

SHORT FIXED-INCOME            10/31

1996                                          2,203,578            N/A                       0.45

1995                                          2,889,187            N/A                       0.45

1994                                          3,713,144            N/A                       0.46

HIGH INCOME MUNICIPAL         10/31

1996                                          2,266,568            N/A                       0.40

1995                                          2,289,466            N/A                       0.40

1994                                          2,257,113            N/A                       0.41

MUNICIPAL BOND                12/31

1996                                          3,912,000            N/A                       0.40

1995                                          4,282,000            N/A                       0.40

1994                                          4,605,000            N/A                       0.41

INTERMEDIATE MUNICIPAL        11/30
INCOME

1996                                          310,611              N/A                       0.40

1995                                          292,469              N/A                       0.40

1994                                          286,027              N/A                       0.41

SHORT-INTERMEDIATE            11/30
MUNICIPAL INCOME

1996                                          117,532              N/A                       0.40

1995                                          79,349               N/A                       0.40

1994++                                        31,109               N/A                       0.41***

NEW YORK MUNICIPAL INCOME     10/31

1996                                          24,300**             N/A                       0.40

1995++                                        2,203**              N/A                       0.39***

CALIFORNIA MUNICIPAL INCOME   10/31

1996*                                         9,314**              N/A                       0.39***


* Mid Cap, Large Cap, and California Municipal Income commenced operations on February 20, 1996.
** Before reimbursement
*** Annualized
+ Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
++ Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively.
+++ Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursement by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.
       SUB-ADVISERS.    On behalf of TechnoQuant Growth, Mid Cap,
Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Overseas, International Capital Appreciation, Emerging Markets Income and Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth
Opportunities, Strategic Opportunities,        Large Cap, Growth &
Income, Balanced, Emerging Markets Income, High Yield, Intermediate
Bond, Mortgage Securities   ,     and Short Fixed-Income, FMR may also
grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it
would be beneficial to the funds. On behalf of    Strategic Income,
    International Capital Appreciation   ,     and    Overseas, FMR
may also grant FMR U.K., FMR Far East, FIJ, FIIA and FIIA(U.K.)L
investment management authority to buy and sell securitie    s if FMR
believes it would be beneficial to the funds.
   Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIA(U.K.)L was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of
FIIA(U.K.)L   .     For providing non-discretionary investment advice
and research services the sub-advisers are compensated as follows:
FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
   FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
On behalf of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
   FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.
The table on the following page shows the fees paid by FMR to FMR
U.K., FMR Far East, FIIA, and FIJ, and by FIIA to    FIIA(U.K.)L
    for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1996, 1995, and 1994.
FEES PAID TO FOREIGN SUB-ADVISERS



FUND                              FEES PAID BY FMR TO FMR U.K.                FEES PAID BY FMR TO FMR FAR EAST

                                  1996        1995         1994               1996                1995         1994

   Overseas                        $ 541,988  $ 364,803    $ 153,288          $ 550,513           $ 352,004    $ 174,129

   Equity Growth                    51,150    31,519       13,191             49,497              30,883       15,192

   Growth Opportunities             642,845   212,175      67,818             645,049             203,140      82,741

   Strategic Opportunities          24,977    5,261        7,794*             23,484              5,862        7,712*

                                                           7,352**                                              7,701**

   Equity Income                    46,448    23,713       12,197             46,494               23,140       13,970

   Balanced                         235,847   330,971      248,936            251,109              304,870      299,094

   TOTAL                          $ 1,543,255 $ 968,442    $ 510,576         $ 1,566,146           $ 919,899    $ 600,539


* From 10/1/93 - 9/30/94.
** From 10/1/94 - 12/31/94.
The other funds paid no investment sub-advisory fees for the fiscal periods ended 1996, 1995, and 1994.
No fees were paid to FIJ, FIIA, and FIIA(U.K.)L for fiscal periods ended 1996, 1995 and 1994.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds, except for Strategic Opportunities:
Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B,
   Class C, Institutional Class a    nd Initial Class shares of the
funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
   Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day.

   Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds; a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds, 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds, and 0.15% for each of the Short-Term Bond Funds; a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds; and a distribution fee for Class C at an annual rate of 0.75% for each fund. Class A, Class T (for all funds except Short-Fixed Income) and Class B (for the Bond Funds and Intermediate Term Bond Funds) fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C of each fund also pay FDC a service fee at an annual rate of 0.25% of Class B's or Class C's, as applicable, average net assets determined at the close of business on each day throughout the month.
   Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
   Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of
distribution fees paid by    Class C is retained by FDC as
compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of service fees paid by Class
C     is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C
shareholder accounts.
   For the fiscal period ended July 31, 1997, Mortgage Securities Class A paid FDC distribution fees of $530, all of which was paid to investment professionals.
   For the fiscal period ended July 31, 1997, Mortgage Securities Class T paid FDC distribution fees of $2,602, all of which was paid to investment professionals.
   For the fiscal period ended July 31, 1997, Mortgage Securities Class B, paid FDC distribution fees of $991, all of which was retained by FDC. In addition, for the fiscal period ended July 31, 1997, Class B paid FDC shareholder service fees of $380, all of which was paid to investment professionals.
The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1996 (Class A shares were not offered prior to September 3, 1996), for Class T shares for the fiscal years ended 1996, 1995, and 1994, and for Class B shares for the fiscal years ended 1996, 1995, and 1994 (Class B shares were not offered prior to June 30, 1994).
CLASS A DISTRIBUTION FEES
                                             1996

FUND                                         PAID TO         RETAINED BY
                                             INVESTMENT      FDC
                                             PROFESSIONALS

   Overseas                                     $ 0             $ 0

   Mid Cap                                       408             0

   Equity Growth                                 1,207           0

   Growth Opportunities                          1,643           0

   Strategic Opportunities                       317             0

   Large Cap                                     161             0

   Equity Income                                 924             0

   Balanced                                      232             0

   Emerging Markets Income                       147             0

   High Yield                                    0               0

   Strategic Income                              152             0

   Government Investment                         39              0

   Intermediate Bond                             153             0

   Short Fixed-Income                            35              0

   High Income Municipal                         35              0

   Intermediate Municipal Income                 37              0

   Short-Intermediate Municipal Income           62              0

   New York Municipal Income                     24              0

   California Municipal Income                   24              0

CLASS T DISTRIBUTION FEES



                       1994                             1995                              1996

   FUND                PAID TO             RETAINED  PAID TO              RETAINED        PAID TO           RETAINED
                       INVESTMENT       BY FDC          INVESTMENT        BY FDC          INVESTMENT         BY FDC
                       PROFESSIONALS                    PROFESSIONALS                     PROFESSIONALS

   Overseas            $ 2,139,864      $ 641,958    $ 3,452,001          $ 1,049,755  $ 4,560,000          $ 190,000

   Mid Cap             N/A                 N/A          N/A               N/A              460,775           0

   Equity
Growth                  3,312,525           999,987  6,750,062             2,123,261   13,897,763            256,052

   Growth
Opportunities           16,056,714         4,817,016 33,781,082            10,228,188  61,123,389           2,461,359

   Strategic
Opportunities           470,225             141,067  2,377,409             804,604         3,004,411         0

   Large Cap           N/A                 N/A          N/A               N/A              49,326            0

   Equity
Income                  441,208             132,362  2,339,815             710,240         6,628,000        115,000

   Balanced             13,406,000         3,203,000 16,748,635            5,165,858   16,228,668           870,842

   Emerging Markets
Income                  31,604              8,331    71,061                12,300          138,085           0

   High Yield           1,526,214           0            2,185,795         33,785          3,616,000        0

   Strategic
Income                  1,626               488          62,957            6,002           185,607           0

   Government
Investment              227,532             0            391,918           7,088           572,796           0

   Intermediate
Bond                    264,949             0            463,806           0               637,019           0

   Short Fixed-
Income                  1,212,008           0            933,777           18,975          725,063           0

   High Income
Municipal               1,374,438           0            1,358,027         8,150           1,335,656         0

   Municipal
Bond                   N/A                 N/A          N/A               N/A              3,000             0

   Intermediate Municipal
Income                  138,512             0            143,424           1,599           152,707           0

   Short-Intermediate Municipal
Income                  11,446              0            27,895            1,646           44,018            0

   New York Municipal
Income                 N/A                 N/A           368               0               8,737             0

   California Municipal
Income                 N/A                 N/A          N/A               N/A              2,066             0

   CLASS B DISTRIBUTION AND SERVICE FEES

                 1994

   Fund          Distrib          Retaine          Shareh            Retaine
                 ution            d by             older             d by
                 Fees             FDC              Service           FDC
                                                   Fees



   Overseas               N/A               N/A               N/A              N/A

   Mid Cap                N/A               N/A               N/A              N/A

   Strategic             $ 23,892          $ 23,892          $ 7,964          $     0
   Opportunities

   Large Cap              N/A               N/A               N/A              N/A

   Equity                 54,580            54,580            16,215               0
   Income

   Emerging               9,771             9,771             3,215                0
   Markets
   Income

   High Yield              21,157            21,157            7,052                0

   Strategic              6,465             6,465             2,155                0
   Income

   Government              2,449             2,449             817                  0
   Investment

   Intermediate            5,070             5,070             1,689                0
   Bond

   High Income             9,713             9,713             3,238                0
   Municipal

   Municipal              N/A               N/A               N/A              N/A
   Bond

   Intermediate            2,893             2,893             965                  0
   Municipal
   Income

   New York              N/A               N/A               N/A              N/A
   Municipal
   Income

   California            N/A               N/A               N/A              N/A
   Municipal
   Income


   CLASS B DISTRIBUTION AND SERVICE FEES

                 1995

   Fund          Distribu          Retaine          Shareho           Retaine
                 tion              d by            lder              d by
                 Fees              FDC              Service           FDC
                                                    Fees



   Overseas               $ 3,566           $ 3,566           $ 1,155           $ 0

   Mid Cap                N/A               N/A               N/A               N/A

   Strategic              359,793           359,793           116,312               0
   Opportunities

   Large Cap              N/A               N/A               N/A               N/A

   Equity                 996,566           996,566           332,413               0
   Income

   Emerging               52,283            52,283            17,429                0
   Markets
   Income

   High Yield              537,580           537,580           179,328               0

   Strategic              139,735           139,735           46,578                0
   Income

   Government              48,662            48,662            16,159                0
   Investment

   Intermediate            65,218            65,218            21,738                0
   Bond

   High Income             163,013           163,013           54,382                0
   Municipal

   Municipal              N/A               N/A               N/A               N/A
   Bond

   Intermediate            28,714            28,714            9,498                 0
   Municipal
   Income

   New York               1,298             1,298             432                   0
   Municipal
   Income

   California            N/A               N/A               N/A               N/A
   Municipal
   Income


   CLASS B DISTRIBUTION AND SERVICE FEES

                 1996

   Fund          Distributio          Retained           Sharehol          Retai
                 n                   by                der               ned
                 Fees                 FDC                Service           by
                                                         Fee               FDC



   Overseas               $ 97,000            $ 97,000            $ 22,000          $     0

   Mid Cap                 103,330             103,330             34,445            0

   Strategic              744,336             744,336             248,724               0
   Opportunities

   Large Cap               21,680              21,680              7,479                 0

   Equity                 3,015,000           3,015,000           993,000               0
   Income

   Emerging               32,712              32,712              85,051                0
   Markets
   Income

   High Yield              1,647,000           1,647,000           623,000               0

   Strategic              197,706             197,706             76,042                0
   Income

   Government              99,118              99,118              37,314                0
   Investment

   Intermediate            119,626             119,626             45,490                0
   Bond

   High Income             247,210             247,210             92,908                0
   Municipal

   Municipal               0                   0                   1,000                 0
   Bond

   Intermediate            47,136              47,136              17,926                0
   Municipal
   Income

   New York           12,795           12,795           4,825              0
   Municipal
   Income

   California         515              515              2,066              0
   Municipal
   Income




Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A,
Class T, Class B, and    Class C     Plan specifically recognizes that
FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class or Initial Class shares or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for
Class A, Class T, Class B,    Class C,     and Institutional Class
shares.    Currently    , the Board of Trustees has not authorized
such payments for Initial Class shares.
   For the calendar year ended 1996, payments made by FMR, either directly or indirectly through FDC, to third parties rounded to the
nearest one thousand dollars,     amounted to $0 for Initial Class of
Municipal Bond and $1,000 for Initial Class of Mortgage Securities and, for Class A, Class T, Class B and Institutional Class of each fund, amounted to the following:

   FUND          CLASS A          CLASS T          CLASS B          INSTITUTIONAL



   TechnoQuant Growth                           *                *                  *                 *

   Overseas                                      $ 0              $ 89,000           $ 1,000           $ 3,000

   Mid Cap                                        0                5,000              1,000             0

   Equity Growth                                  1,000            144,000          *                   56,000

   Growth Opportunities                           3,000            593,000          *                   8,000

   Strategic Opportunities                        0                9,000              9,000             3,000

   Large Cap                                      0                1,000              0                 0

   Growth & Income                              *                *                  *                 *

   Equity Income                                  1,000            80,000             26,000            13,000

   Balanced                                       0                169,000          *                   1,000

   Emerging Markets Income                        0                6,000              1,000             1,000

   High Yield                                     1,000            84,000             13,000            1,000

   Strategic Income                               0                4,000              1,000             0

   Government Investment                          0                16,000             1,000             3,000

   Intermediate Bond                              0                12,000             1,000             13,000

   Mortgage Securities                          *                *                  *                 *

   Short Fixed-Income                             0                36,000           **                  1,000

   High Income Municipal                          0                25,000             1,000             1,000

   Municipal Bond                               *                  0                  0                 0

   Intermediate Municipal Income                  0                3,000              0                 1,000

   Short-Intermediate Municipal Income            0                2,000            **                  0

   New York Municipal Income                      0                0                  0                 0

   California Municipal Income                    0                0                  0                 0


* Not applicable.
** Class B is not available for this fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class and Initial Class Plans do not authorize payments by the applicable class of a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
   The Plans were approved by the shareholders of each class on the dates shown in the table below:



                              DATE OF SHAREHOLDER APPROVAL

   FUND                       CLASS A                               CLASS T           CLASS B           INSTITUTIONAL

   TechnoQuant Growth         12/23/96                              12/23/96          12/23/96          12/23/96

   Overseas                   08/30/96                              09/17/97          06/30/95          06/30/95

   Mid Cap                    08/30/96                              01/18/96          01/18/96          01/18/96

   Equity Growth              08/30/96                              07/16/97          *                 09/26/86

   Growth
Opportunities                 08/30/96                              01/01/95          *                 06/30/95

   Strategic
Opportunities                 08/30/96                              06/18/97          06/18/97          06/30/95

   Large Cap                  08/30/96                              01/18/96          01/18/96          01/18/96

   Growth & Income            12/23/96                              12/23/96          12/23/96          12/23/96

   Equity Income              08/30/96                              09/10/92          06/26/94          07/23/86

   Balanced                   08/30/96                              01/01/95          *                 06/30/95

   Emerging Markets
Income                        08/30/96                              06/18/97          06/18/97          06/30/95

   High Yield                 08/30/96                              01/01/95          01/01/95          06/30/95

   Strategic Income           08/30/96                              10/14/94          10/14/94          06/30/95

   Government
Investment                    08/30/96                              01/01/95          01/01/95          06/30/95

   Intermediate Bond          08/30/96                              01/01/95          01/01/95          11/26/86

   Mortgage Securities        *                                     *                 *                 *

   Short Fixed-Income         08/30/96                              01/01/95          **                06/30/95

   High Income
Municipal                     08/30/96                              12/01/94          12/01/94          06/30/95

   Municipal Bond             *                                     07/01/96          07/01/96          07/01/96

   Intermediate Municipal
Income                        08/30/96                              07/01/95          07/01/95          11/05/86

   Short-Intermediate
Municipal Income              08/30/96                              07/01/95          **                06/30/95

   New York Municipal
Income                        08/30/96                              12/08/94          12/08/94          06/30/95

   California Municipal
Income                        08/30/96                              11/18/94          11/18/94          06/30/95


   * Not applicable.
   ** Class B is not available for this fund.
The Plans for the Initial Class of Mortgage Securities and Municipal Bond were approved by the shareholders of the class on January 21, 1987 and December 31, 1986, respectively.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Clas   s A, Class T, Class B, Class C, and Institutional Class of
TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond and Short Fixed-Income has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Initial Class of Strategic Opportunities and Mortgage Securities has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C, Institutional Class and Initial Class of each fund. Under the terms of the agreements, FSC perform transfer agency, dividend disbursing, and shareholder services for Initial Class of each fund.
   Each class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income and California Municipal Income Municipal has entered into a transfer agent agreement with UMB. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of each municipal fund. UMB in turn has entered into a sub-transfer agent agreements with FIIOC and FSC. Under the terms of the sub-agreements, FIIOC and FSC perform all processing activities associated with providing these services for each class of each municipal fund and receives all related transfer agency fees paid to UMB.
   For providing transfer agency services, FSC and FIIOC receive an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC and FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
   For each Equity Fund, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
   FIIOC and FSC also collect small account fees from certain accounts with balances of less than $2,500.
   FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   Each of the Tax-Free Funds has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0600% (for equity funds) .0400% (for fixed-income funds) .0750% (for international funds) .0750% (for high yield funds) of the first $500 million of average net assets and .0300% (for equity funds)
 .0200% (for fixed-income funds) .0375% (for international funds) .0375% (for high yield funds) of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
   For the fiscal years ended 1997, 1996, and 1995 Mortgage Securities paid FSC pricing and bookkeeping fees, including reimbursement for related out-of-pocket expenses, of $208,231, $189,021, and $151,765, respectively.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

FUND                                  1996         1995         1994

Overseas                               $ 523,913    $ 358,827    $ 251,241

Mid Cap                                 65,738*      N/A          N/A

Equity Growth                           804,585      680,671      461,039

Growth Opportunities                    821,769      764,407      758,343

Strategic Opportunities                 380,339      315,623      61,356**

                                                                  215,648***

Large Cap                               46,209*    N/A          N/A

Equity Income                           751,619      404,628      168,364

Balanced                                800,592      758,290      750,743

Emerging Markets Income                 62,296       45,004       36,412*

High Yield                              734,437      296,724      223,567

Strategic Income                        60,655       45,067       7,500*

Government Investment                   109,259      68,665       46,218

Intermediate Bond                       198,036      151,940      118,125

Short Fixed-Income                      197,893      231,369      264,455

High Income Municipal                   239,476      229,551      220,222

Municipal Bond                          298,000      346,000      362,000

Intermediate Municipal Income           65,230       48,976       48,062

Short-Intermediate Municipal Income     58,330       46,467       31,953*

New York Municipal Income               58,926       8,710*     N/A

California Municipal Income             42,183*    N/A          N/A

* Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively. Mid Cap, Large Cap, and California Municipal Income commenced operations on February 20, 1996.
** From 10/1/94 - 12/31/94.
*** From 10/1/93 - 9/30/94.
FSC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal
year ended 1997,    1996, and 1995     Mortgage Securities incurred no
securities lending fees. For the fiscal years ended 1996, 1995, and 1994, the taxable funds incurred no securities lending fees.
For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer
and sale of shares are paid by FMR.    Sales charge revenues
collected, and retained by FDC for the past three fiscal years are shown in the table below.

                        SALES CHARGE REVENUE                                   CDSC REVENUE

                FISCAL YEAR AMOUNT PAID TO FDC          AMOUNT RETAINED BY FDC         AMOUNT PAID    AMOUNT RETAINED
                ENDED                                                                     TO FDC         BY FDC

                           CLASS T     CLASS A         CLASS T         CLASS A

   Overseas     Oct. 31,
                1996       $ 2,313,000 $ 12,000        $ 375,000       $ 1,000        $ 24,000        $ 24,000

                1995       4,446,941      N/A          692,471            N/A         333             333

                1994       9,596,831      N/A          1,436,765          N/A            N/A             N/A

   Mid Cap      Nov. 30,
                1996*****  1,836,711   25,943          304,519         4,434          20,844          20,844

                1995          N/A         N/A             N/A             N/A            N/A             N/A

                1994          N/A         N/A             N/A             N/A            N/A             N/A

   Equity
Growth          Nov. 30,
                1996       11,845,527  151,603         1,998,996       16,099            N/A             N/A

                1995       13,514,763     N/A          2,048,524          N/A            N/A             N/A

                1994       9,353,000      N/A          1,397,000          N/A            N/A             N/A

   Growth       Oct. 31,
                1996       49,538,901  399,713         7,961,248       45,606            N/A             N/A
   Opportunities

                1995       73,545,428     N/A          11,459,421         N/A            N/A             N/A

                1994       47,564,000     N/A          7,108,000          N/A            N/A             N/A

   Strategic     Dec. 31,
                 1996      909,434     15,662          145,926         2,958          243,510         243,510
   Opportunities

                1995       1,883,199      N/A          144,719            N/A         40,916          40,916

                Dec. 31,
                1994*      553,818        N/A          231,759            N/A         12,307          12,307

                Sep. 30,
                1994**     2,984,646      N/A          445,526            N/A         409             409

   Large Cap     Nov. 30,
                 1996***** 203,839     1,495           32,342          1,476          5,900           5,900

                1995          N/A         N/A             N/A             N/A            N/A             N/A

                1994          N/A         N/A             N/A             N/A            N/A             N/A

   Equity
Income          Nov. 30,
                1996       8,110,513   108,178         1,572,831       10,945         651,390          651,390

                1995       10,583,118     N/A          1,676,479          N/A         127,493          127,493

                1994       2,450,544      N/A          352,678            N/A         30,093           30,093

   Balanced     Oct. 31,
                1996       3,494,533   38,444          591,963         5,070             N/A             N/A

                1995       10,070,941     N/A          1,674,121          N/A            N/A             N/A

                1994       37,018,000     N/A          6,291,000          N/A            N/A             N/A

   Emerging     Dec. 31,
                1996       270,379     9,186           42,424          1,098          46,800          46,800
   Markets Income

                1995       465,187        N/A          245,371            N/A         12,203          12,203

                1994       406,046        N/A          59,134             N/A         2,877           2,877

   High
Yield           Oct. 31,
                1996       8,201,000   116,000         1,356,000       17,000         372,000         372,000

                1995       8,787,240      N/A          1,328,830          N/A         75,583          75,583

                1994       8,980,127      N/A          1,342,482          N/A         15,765          15,765

   Strategic
Income          Dec. 31,
                1996     $     558,381    $     13,287    $     94,606    $     1,628    $     56,783    $     56,783

                1995       842,000        N/A          100,905            N/A         23,689          23,689

                1994       197,904        N/A          0                  N/A         9,542            9,542

                              SALES CHARGE REVENUE                                      CDSC REVENUE
                   FISCAL
                YEAR          AMOUNT PAID TO FDC          AMOUNT RETAINED BY FDC      AMOUNT PAID     AMOUNT
                   ENDED                                                                  TO FDC          RETAINED
                                                                                      BY              FDC

                              CLASS T  CLASS A            CLASS T         CLASS A

   Short        Oct. 31,
                1996       553,986     1,525           95,855          231               N/A             N/A
   Fixed-Income

                1995       786,085        N/A          167,907            N/A            N/A             N/A

                1994       4,396,909      N/A          877,639            N/A            N/A             N/A

   Govern
ment            Oct. 31,
                1996        618,420     5,077           101,833         1,157          38,738          38,738
   Investment

                1995        954,672        N/A          144,831            N/A         10,268          10,268

                1994        996,242        N/A          168,939            N/A         978             978

   Intermed
iate            Nov. 30,
                1996        604,408     10,944          100,654         1,799          56,925          56,925
   Bond

                1995        1,297,536      N/A          198,826            N/A         20,310          20,310

                1994        1,598,883      N/A          237,647            N/A         1,279           1,279

   Mortgage     July 31,
                1997      $     9,662     $     7,090     $     2,170     $     0        $     0         $     0
   Securities

                1996          N/A         N/A             N/A             N/A            N/A             N/A

                1995          N/A         N/A             N/A             N/A            N/A             N/A

   Munici
pal             Dec. 31,
                1996       10,000         N/A          3,000              N/A         0               0
   Bond

                1995          N/A         N/A              N/A            N/A            N/A             N/A

                1994          N/A         N/A              N/A            N/A            N/A             N/A

   Intermed
iate            Nov. 30,
                1996       78,940      17              12,934          2              35,837          35,837
   Municipal
   Income

                1995       375,591        N/A          141,432            N/A         1,449           1,449

                1994       635,031        N/A          96,813             N/A         0               0

   Short-       Nov. 30,
                1996       67,305      1,193           10,218          172               N/A             N/A
   Intermediate
   Municipal
   Income

                1995       316,185        N/A          239,796            N/A            N/A             N/A

                1994       122,128        N/A          13,369             N/A            N/A             N/A

   High
Income          Oct. 31,
                1996       918,111     3,984           154,356         599            130,817         130,817
   Municipal

   New York     Oct. 31,
                1996       94,802      27              4,180           4              4,097           4,097
   Municipal
   Income

                1995***    0              N/A          0                  N/A         0               0

                1994          N/A         N/A             N/A             N/A            N/A             N/A

   Califor
nia             Oct. 31,    31,149      27              535             4              0               0
   Munici
pal             1996****
   Income

                1995          N/A         N/A             N/A             N/A            N/A             N/A

                1994          N/A         N/A             N/A             N/A            N/A             N/A

                                 INITIAL CLASS  INITIAL CLASS

   Strate
gic             Dec. 31, 1996       725         725
   Opportunities

                1995                1,989       1,989

                1994*               152         152

                Sep. 30, 1994**     1,485       1,485


* For the fiscal period October 1, 1994 through December 31, 1994
** For the fiscal period October 1, 1993 through September 30, 1994 *** For the fiscal period August 21, 1995 through October 31, 1995 **** For the fiscal period February 20, 1996 through October 31, 1996 ***** For the fiscal period February 20, 1996 through November 30, 1996
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust. On April 15, 1993, its name was changed from Fidelity Broad Street Trust to Fidelity Advisor Series I by an amendment to the Declaration of Trust. Currently, there are five funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund.
   Fidelity Advisor Strategic Income Fund, Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor Series II. Currently, there are six funds of the trust: Fidelity Advisor Strategic Income Fund, Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund.
Fidelity Advisor Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio:
Income to Fidelity Franklin Street Trust. On April 15, 1993, the trust's name was changed to Fidelity Advisor Series III. Currently, there is one fund of the trust: Fidelity Advisor Equity Income Fund. Fidelity Advisor Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992, the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed on April 12, 1995. Currently, there are three funds of the trust: Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund.
Fidelity Advisor High Income Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund are funds of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995. Currently, there are
   three     funds of the trust: Fidelity Advisor High Income
Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June
1, 1983, as amended and restated    October 13, 1995 and supplemented
    May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and on April 15, 1993, the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VI. Currently, there are two funds of the trust: Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund.
   Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Overseas Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986, and as supplemented November 29, 1990. On April 15, 1993, the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII. Currently, there are four funds of the trust: Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Overseas Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Emerging Markets Income
Fund.
Fidelity Advisor Municipal Bond Fund is a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976 and reorganized as a Massachusetts business trust on June 22, 1984, at which time its name changed to Fidelity Municipal Bond Portfolio. On March 1, 1986, the trust's name was changed to Fidelity Municipal Trust. Currently, there are seven funds of the trust: Fidelity Advisor Municipal Bond Fund, Fidelity Aggressive Municipal Fund, Fidelity Insured Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund.
Fidelity Advisor Mortgage Securities Fund is a fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. On October 25, 1987, the trust's name was changed from Fidelity Mortgage Securities Fund to Fidelity Income Fund. Currently, there are three funds in the trust:
Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund.
The Declarations of Trust permit the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of each fund receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, as determined by the current value of each shareholder's investment in the funds or trusts. If not so terminated, each trust and fund will continue indefinitely. Each fund (except Equity Income and Municipal Bond) may invest all of their assets in another investment company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of International Capital Appreciation, Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of TechnoQuant Growth, Overseas, Equity Growth, Growth & Income, Equity Income, Balanced, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, Mortgage Securities and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Municipal Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. Each custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers and Lybrand L.L.P., serves as the independent accountant for Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
Price Waterhouse LLP, serves as the independent accountant for TechnoQuant Growth, International Capital Appreciation, Overseas, Growth & Income, and Mortgage Securities. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Mortgage Securities fund's financial statements and financial highlights for the fiscal period ended July 31, 1997 and report of the auditor are included in the fund's Annual Report, which is a separate
document supplied with this SAI.     Each other fund's financial
statements and financial highlights for the fiscal periods ended October 31, November 30, or December 31, 1996, as appropriate, and report of the auditors, are included in the fund's Annual Reports, which are separate reports supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of a fund's Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment. DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS:
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS:
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND
INITIAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................     Cover Page

2     a      ..............................     Expenses

      b,c    ..............................     *

3     a      ..............................     Financial Highlights

      b      ..............................     *

      c      ..............................     Performance

      d      ..............................     Cover Page; Performance

4     a      i.............................     Charter

             ii...........................      The Fund at a Glance; Investment Principles and
                                                Risks; Securities and Investment Practices;
                                                Fundamental Investment Policies and Restrictions

      b      ..............................     Securities and Investment Practices; Fundamental
                                                Investment Policies and Restrictions

      c      ..............................     Who May Want to Invest; Investment Principles
                                                and Risks; Securities and Investment Practices

5     a      ..............................     Charter

      b      i.............................     Cover Page; The Fund at a Glance; Charter; Doing
                                                Business with Fidelity

             ii...........................      Charter; Breakdown of Expenses

             iii..........................      Expenses; Breakdown of Expenses

      c      ..............................     Charter

      d      ..............................     Charter; Breakdown of Expenses

      e      ..............................     Charter; Breakdown of Expenses

      f      ..............................     Expenses

      g      i..............................    FMR and Its Affiliates

             ii..............................   *

      5A     ..............................     *

6     a      i.............................     Charter

             ii...........................      How to Buy Additional Shares; How to Sell Shares;
                                                Investor Services; Transaction Details; Exchange
                                                Restrictions

             iii..........................      Charter

      b      .............................      Charter

      c      ..............................     Transaction Details; Exchange Restrictions

      d      ..............................     *

      e      ..............................     Cover Page; Doing Business with Fidelity; How to
                                                Buy Additional Shares; How to Sell Shares;
                                                Investor Services

      f, g   ..............................     Dividends, Capital Gains, and Taxes

      h      ..............................     Who May Want to Invest

7     a      ..............................     Cover Page; Charter

      b      ..............................     How to Buy Additional Shares; Transaction Details

      c      ..............................     *

      d      ..............................     How to Buy Additional Shares

      e      ..............................     Breakdown of Expenses; Transaction Details

      f      ..............................     Expenses; Breakdown of Expenses

8            ..............................     How to Sell Shares; Investor Services; Transaction
                                                Details; Exchange Restrictions

9            ..............................     *



*Not Applicable






FIDELITY
MORTGAGE
SECURITIES
FUND
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
MOR-pro-0297-01
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
(fund number 040, trading symbol FMSFX)
   Initial Class of     Fidelity Advisor Mortgage Securities Fund.
Mortgage Securities seeks high current income by investing in any type of mortgage-related security.
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


CONTENTS


KEY FACTS                      THE FUND AT A GLANCE

                               WHO MAY WANT TO INVEST

                               EXPENSES Initial Class's yearly
                               operating expenses.

                               FINANCIAL HIGHLIGHTS A summary of the
                               fund's financial data.

                               PERFORMANCE How the fund has done
                               over time.

THE FUND IN DETAIL             CHARTER How the fund is organized.

                               INVESTMENT PRINCIPLES AND RISKS The
                               fund's overall approach to investing.

                               BREAKDOWN OF EXPENSES How
                               operating costs are calculated and what
                               they include.

YOUR ACCOUNT                   DOING BUSINESS WITH FIDELITY

                               HOW TO BUY ADDITIONAL SHARES
                               Making additional investments.

                               HOW TO SELL SHARES Taking money out
                               and closing your account.

                               INVESTOR SERVICES Services to help you
                               manage your account.

SHAREHOLDER AND                DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                               TRANSACTION DETAILS Share price
                               calculations and the timing of purchases and redemptions.

                               EXCHANGE RESTRICTIONS

                               APPENDIX

   KEY FACTS


THE FUND AT A GLANCE
GOAL: High current income. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in mortgage related-securities of all kinds.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the fund.
SIZE: As of    July 31, 1997    , the fund had over $   533
    million in assets.
WHO MAY WANT TO INVEST
Fidelity Mortgage Securities Fund ("Initial Class") shares are offered through this prospectus to current Initial Class shareholders. For
more information see "Transaction Details," page    .
The fund may be appropriate for investors who seek high current income from a portfolio of mortgage-related securities of all types. The fund's level of risk and potential reward depend on the quality and maturity of its investments.
The value of the fund's investments and the income they generate vary from day to day, and generally reflect changes in interest rates, market conditions, and other political and economic news. The fund's investments are also subject to prepayment risk, which can lower the fund's yield, particularly in periods of declining interest rates.
The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.
   The fund offers Initial Class shares, Class A shares, Class T
shares, Class B shares, and Institutional Class shares.     Class A
and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors.
You may obtain more information about Institutional Class, Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001.
   The performance of one class of shares of the fund may be different from the performance of another class of shares of the fund because of different sales charges and class expenses.

THE SPECTRUM OF
FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY
FUNDS ARE PRESENTED HERE IN
ORDER OF ASCENDING RISK.
GENERALLY, INVESTORS SEEKING TO
MAXIMIZE RETURN MUST ASSUME
GREATER RISK. MORTGAGE
SECURITIES IS IN THE INCOME
CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS
INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM INVESTMENTS.
(RIGHT ARROW) INCOME SEEKS INCOME BY
INVESTING IN BONDS.
(SOLID BULLET) GROWTH AND INCOME SEEKS
LONG-TERM GROWTH AND INCOME
BY INVESTING IN STOCKS AND
BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM
GROWTH BY INVESTING MAINLY IN
STOCKS.
(CHECKMARK)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Initial Class shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance
falls below $2,500. See "Transaction Details," page        , for an
explanation of how and when these charges apply.
   S    ales charge on purchases and reinvested distributions None

   D    eferred sales charge    or Redemptions                None

Annual account maintenance fee                               $12.00
(for accounts under $2,500)

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
The Initial Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the Initial Class of the fund and are calculated as a percentage of average net assets of the Initial Class of the fund.
Management fee                      0.44    %

12b-1 fee                        None

Other expenses                      0.29    %

Total operating expenses            0.73    %

EXPENSE TABLE EXAMPLE: Let's say, hypothetically, that Initial Class's
annual return is 5% and that    your shareholder transaction expenses
and Initial Class's annual     operating expenses are exactly as just
described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 Year      3 Years      5 Years      10 Years

$   7       $   23       $   41       $   91

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTE   D EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
FMR has voluntarily agreed to reimburse the Initial Class of the fund to the extent that total operating expenses (as a percentage of its
average net assets) exceed 0.75% of its average net    assets    .
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.

UNDERSTANDING
EXPENSES
OPERATING A MUTUAL FUND
INVOLVES A VARIETY OF EXPENSES
FOR PORTFOLIO MANAGEMENT,
SHAREHOLDER STATEMENTS, TAX
REPORTING, AND OTHER SERVICES.
THESE COSTS ARE PAID FROM THE
   INITIAL CLASS'S     ASSETS   , AND     THEIR
EFFECT IS ALREADY FACTORED INTO
ANY QUOTED SHARE PRICE OR
RETURN.    ALSO, AS AN INVESTOR,
   YOU CAN PAY CERTAIN EXPENSES
   DIRECTLY.
(CHECKMARK)
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by
Price Waterhouse LLP,     independent accountants. The fund's
financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, and are incorporated by reference into (are legally a part of) the fund's SAI. Contact
Fidelity for a free copy of the Annual Report or the SAI.
   SELECTED PER-SHARE DATA



   1.Years ended July
31        1997       1996       1995       1994C      1993       1992       1991       1990       1989       1988

2.Net asset value, begin
ning      $ 10.780   $ 10.890   $ 10.580   $ 10.910   $ 10.830   $ 10.480   $ 10.220   $ 10.260   $ 9.910    $ 10.100
of period

3.Income from Investment
Operations

4. Net investment
income         .678D      .729       .772       .570       .788       .808       .861       .896       .875       .898

5. Net realized and
unrealized     .391       (.015)     .325       (.242)     (.007)     .313       .255       (.119)     .306       (.224)
 gain (loss)

6. Total from
investment     1.069      .714       1.097      .328       .781       1.121      1.116      .777       1.181      .674
operations

7.Less Distributions

8. From net investment
income        (.689)     (.724)     (.737)     (.588)     (.701)     (.771)     (.856)     (.817)     (.831)     (.864)

9. From net realized
gain          (.110)     (.100)     --         (.040)     --         --         --         --         --         --

10. In excess of net realized
gain           --         --         (.050)     (.030)     --         --         --         --         --         --

11. Total distribu
tions         (.799)     (.824)     (.787)     (.658)     (.701)     (.771)     (.856)     (.817)     (.831)     (.864)

12.Net asset value, end of
period        $ 11.050   $ 10.780   $ 10.890   $ 10.580   $ 10.910   $ 10.830   $ 10.480   $ 10.220   $ 10.260   $ 9.910

13.Total
returnB        10.34%     6.72%      10.88%     3.13%      7.47%      10.98%     11.38%     7.98%      12.53%     6.97%

14.RATIOS AND SUPPLEMENTAL DATA

15.Net assets, end of
period        $ 506      $ 488      $ 416      $ 366      $ 419      $ 441      $ 410      $ 387      $ 421      $ 485
(In millions)

16.Ratio of expenses
to             .73%       .74%       .77%       .79%       .76%       .80%       .82%       .82%       .88%       .90%
average net assets

17.Ratio of expenses to
average       .73%       .73%A      .77%       .79%       .76%       .80%       .82%       .82%       .88%       .90%
net assets after expense reductions

18.Ratio of net investment
income         6.26%      6.75%      7.37%      6.73%      7.18%      7.57%      8.39%      8.78%      8.72%      8.96%
to average net assets

19.Portfolio
turnover       149%       221%       329%       563%       278%       146%       209%       110%       271%       245%


   A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
   C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
PERFORMANCE
Bond fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from August 1 through July 31. The tables below show the performance of the Initial Class of the fund over past
fiscal years. The chart on page         presents calendar year
performance for the Initial Class of the fund compared to different measures, including a competitive funds average.
AVERAGE ANNUAL TOTAL RETURNS

Fiscal periods ended                       Past 1          Past 5          Past 10
July 31, 1997                              year            years           years

Mortgage Securities Fund - Initial Class      10.34    %       7.67    %       8.80    %


CUMULATIVE TOTAL RETURNS

Fiscal periods ended                       Past 1          Past 5           Past 10
July 31, 1997                              year            years            years

Mortgage Securities Fund - Initial Class      10.34    %      44.72    %       132.53    %


EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A
CUMULATIVE TOTAL RETURN reflects actual performance over a stated
period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to
shareholders.
THE COMPETITIVE FUNDS AVERAGE is the Lipper U.S. Mortgage Funds
Average. As of July 31, 1997, the average reflected the performance of
   59     mutual funds with similar investment objectives. This
average, published by Lipper Analytical Services, Inc., excludes the effect of sales loads.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal
National Mortgage Association (FNMA), and Federal Home Loan Mortgage
Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.
Unlike the Initial Class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance or a free annual report, please call
1-800-548-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.
YEAR-BY-YEAR TOTAL RETURNS
Calendar
years
1987  1988  1989   1990   1991   1992  1993  1994   1995   1996
MORTGAGE
SECURITIES -
INITIAL
CLASS
2.70% 6.72% 13.64% 10.36% 13.61% 5.45% 6.71% 1.94%  17.02% 5.43%
Salomon
Brothers
Mortgage
Index
4.06% 8.81% 15.16% 10.90% 15.64% 7.37% 7.04% -1.43% 16.77% 5.37%
Lipper
U.S.
Mortgage
Funds
Avg.
2.53% 7.47% 12.71% 9.52%  15.00% 6.38% 7.58% -4.83% 16.29% 3.87%
Consumer
Price
Index
4.43% 4.42% 4.65%  6.11%  3.06%  2.90% 2.75% 2.67%  2.54%  3.32%
Percentage (%)
Row: 1, Col: 1, Value: 2.7
Row: 2, Col: 1, Value: 6.72
Row: 3, Col: 1, Value: 13.64
Row: 4, Col: 1, Value: 10.36
Row: 5, Col: 1, Value: 13.61
Row: 6, Col: 1, Value: 5.45
Row: 7, Col: 1, Value: 6.71
Row: 8, Col: 1, Value: 1.94
Row: 9, Col: 1, Value: 17.02
Row: 10, Col: 1, Value: 5.430000000000001
(LARGE SOLID BOX) Mortgage
Securities -
Initial Class
   THE FUND IN DETAIL


CHARTER
MORTGAGE SECURITIES IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on
August 7, 1984.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust,
respectively.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs. Fidelity Management & Research (U.K.)
Inc. (FMR U.K.) in London, England, and Fidelity Management & Research
(Far East) Inc. (FMR Far East) in Tokyo, Japan, assist FMR with foreign investments.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to
1993.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets
Fidelity's funds and services.
   Fidelity Service Company, Inc.     (FSC) performs transfer agent
servicing functions for the Initial Class shares of the fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far
East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately
49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR
Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to
U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of July 31, 1997, the fund's dollar-weighted
average maturity was approximately    5.8 years    .
FIDELITY'S APPROACH TO BOND FUNDS. The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
The fund's yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of its investments. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
FMR may use various techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as intended.
When you sell your shares of a fund, they may be worth more or less than what you paid for them.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to
shareholders twice a year. For a free SAI or financial report, call
1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: The fund normally invests in investment-grade
securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff
& Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is
unrated but judged by FMR to be of equivalent quality.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S.
Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are
supported only by the credit of the entity that issued them.
ASSET-BACKED SECURITIES include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile.
Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.
U.S. Treasury securities that have been stripped by a Federal Reserve
Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return
characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund, available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. The fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING securities to broker-dealers and institutions, including
Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related
securities. In seeking current income, the fund may also consider the potential for capital gain.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. The fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the Initial Class's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES,
which are explained on page        .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For July 1997, the group fee rate was    0.1387%.     The individual
fund fee rate is 0.30%.
The total management fee rate for the fiscal year ended July 31, 1997
was    0.44%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and
105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FSC performs transfer agency, dividend disbursing, and shareholder servicing functions for the Initial Class of the fund. FSC also calculates the net asset value per share (NAV) and dividends for the
Initial Class, maintains the fund's general accounting records, and administers the fund's securities lending program. For the fiscal year
ended July 31, 1997, the Initial Class paid fees equal to    0.20%
of the Initial Class's average net assets for transfer agency and
related services, and the fund paid fees equal to    0.04%     of the
   fund's     average net assets for pricing and bookkeeping services.
The Initial Class has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial
Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the Initial Class shares.
Currently, the Board of Trustees has not authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the
compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
The fund's portfolio turnover rate for the fiscal year ended July 31,
1997 was    149%.     This rate varies from year to year. High
turnover rates increase    transaction costs and may increase
    taxable capital gains. FMR considers those effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of
America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical
information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
FIDELITY FACTS
FIDELITY OFFERS THE BROADEST
SELECTION OF MUTUAL FUNDS
IN THE WORLD.
(SOLID BULLET) NUMBER OF FIDELITY MUTUAL
FUNDS: OVER 228
(SOLID BULLET) ASSETS IN FIDELITY MUTUAL
FUNDS: OVER    $521     BILLION
(SOLID BULLET) NUMBER OF SHAREHOLDER
ACCOUNTS: OVER 33 MILLION
(SOLID BULLET) NUMBER OF INVESTMENT
ANALYSTS AND PORTFOLIO
MANAGERS: OVER 273
(CHECKMARK)
HOW TO BUY ADDITIONAL SHARES
   THE PRICE TO BUY ONE SHARE of Initial Class is the class's net
asset value per share (NAV)    . Initial Class shares are sold without
a sales charge.
   Your shares will be purchased at the next NAV calculated after your order is received and accepted. Initial Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
Share certificates are not available.
If you buy additional shares by check or Fidelity Money
Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity Advisor fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
   IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application.
Retirement investing also involves its own investment procedures. Call
1-800-544-8888 for more information and a retirement application.
MINIMUM INVESTMENTS
TO ADD TO AN ACCOUNT                                          $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts    $250
Through regular investment plans*                             $100
MINIMUM BALANCE                                               $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts    $500
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO
"INVESTOR SERVICES," PAGE        .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of
distributions from such Fidelity retirement accounts. Refer to the program materials for details.

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
                                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)         (small solid bullet) Exchange from another Fidelity fund account with the same registration, including name,
                                            address, and taxpayer ID number.
                                            (small solid bullet) Use Fidelity Money Line to transfer from your bank account. Call before your first use to
                                            verify that this service is in place on your
                                            account. Maximum Money Line: up to
                                            $100,000.



Mail (mail_graphic)         (small solid bullet) Make your check payable to "Fidelity Mortgage
                            Securities Fund - Initial Class." Indicate your fund
                            account number on your check and mail to the
                            address printed on your account statement.
                            (small solid bullet) Exchange by mail: call 1-800-544-6666 for instructions.



In Person (hand_graphic)         (small solid bullet) Bring your check to a Fidelity Investor Center.
                                 Call 1-800-544-9797 for the center nearest
                                 you.



Wire (wire_graphic)         (small solid bullet) Not available for retirement accounts.
                            (small solid bullet) Wire to:
                            Bankers Trust Company,
                            Bank Routing # 021001033,
                            Account # 00163053.

                            Specify "Fidelity Mortgage Securities Fund    -
                                   Initial Class" and include your account number
                            and your name.



Automatically (automatic_graphic)         (small solid bullet) Use Fidelity Automatic Account Builder. Call
                                          1-800-544-6666 to change the amount of
                                          your investment, skip an investment, or stop
                                          Automatic Account Builder.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. THE PRICE TO SELL ONE SHARE of Initial Class is the class's NAV.
Your shares will be sold at the next NAV calculated after your order is received and accepted. Initial Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name ("Initial Class"), (small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the following table.
Deliver your letter to a Fidelity Investor Center or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
Unless otherwise instructed, Fidelity will send a check to the record address.
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




Phone 1-800-544-777
(phone_graphic)        All account types except     (small solid bullet) Maximum check request: $100,000.
                       retirement                   (small solid bullet) For Money Line transfers to your bank account;
                                                    minimum: $10; maximum: up to $100,000.
                       All account types            (small solid bullet) You may exchange to other Fidelity funds if both accounts are registered with the same
                                                    name(s), address, and taxpayer ID number.
Mail or in Person
(mail_graphic)
(hand_graphic)         Individual, Joint Tenant,    (small solid bullet) The letter of instruction must be signed by all
                       Sole Proprietorship,         persons required to sign for transactions,
                       UGMA, UTMA                   exactly as their names appear on the account.
                       Retirement account           (small solid bullet) The account owner should complete a
                                                    retirement distribution form. Call
                                                    1-800-544-6666 to request one.
                       Trust                        (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not
                                                    in the account registration, provide a copy of the
                                                    trust document certified within the last 60 days.
                       Business or Organization     (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the
                                                    letter.
                       Executor, Administrator,     (small solid bullet) Call 1-800-544-6666 for instructions.
                       Conservator, Guardian

Wire (wire_graphic)    All account types except     (small solid bullet) You must sign up for the wire feature before
                       retirement                   using it. To verify that it is in place, call
                                                    1-800-544-6666. Minimum wire: $5,000.
                                                    (small solid bullet) Your wire redemption request must be received and accepted by Fidelity before 4:00 p.m.
                                                    Eastern time for money to be wired on the
                                                    next business day.



Check (check_graphic)   All account types    (small solid bullet) Minimum check: $500.
                                             (small solid bullet) All account owners must sign a signature card to receive a checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements    after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Initial Class shares and buy Institutional Class shares of the fund or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
















24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(CHECKMARK)
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTMENT PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND


MINIMUM   FREQUENCY              SETTING UP OR CHANGING
$100      Monthly or quarterly   (small solid bullet) Call 1-800-544-6666 for an application.
                                 (small solid bullet) To change the amount or frequency of your investment, call
                                 1-800-544-6666 at least three business days prior to your next scheduled investment date.



DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY FUNDA



MINIMUM   FREQUENCY          SETTING UP OR CHANGING
$100      Every pay period   (small solid bullet) Call 1-800-544-6666 for an authorization form.
                             (small solid bullet) Changes require a new authorization form.



FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND



MINIMUM   FREQUENCY                SETTING UP OR CHANGING
$100      Monthly, bimonthly,      (small solid bullet) To establish, call 1-800-544-6666 after both accounts are
          quarterly, or annually   opened.
                                   (small solid bullet) To change the amount or frequency of your investment, call
                                   1-800-544-6666.


A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains are normally distributed in September and December.
DISTRIBUTION OPTIONS
Initial Class offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund. If you did not indicate a choice on your application, you were automatically assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Dividends will be reinvested at the Initial Class's NAV on the last day of the month. Capital gain distributions will be reinvested at the NAV as of the date the class deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital
   gains are distributed     as dividends    and taxed as ordinary
income    ; capital gain distributions are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Every January, Fidelity will send you and the IRS a statement showing
the    tax characterization of the     distributions paid to you in
the previous year.
TAXES ON TRANSACTIONS. Your redemptions   -    including
exchanges   -    are subject to capital gains tax. A capital gain or
loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when the class has realized but not yet distributed capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. F   SC     normally calculates the Initial Class's NAV
as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
The fund's assets are valued on the basis of information furnished by a pricing service or market quotations, if available, or by another method that the Board of Trustees believes accurately reflects fair value. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
Effective the close of business on February 28, 1997, the fund was closed to new accounts. Initial Class shareholders, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), may purchase additional Initial Class shares of the fund.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See
"Exchange Restrictions" on page        . Purchase orders may be
refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY ADDITIONAL SHARES, your    shares will
be purchased at the next NAV calculated after your investment is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the class is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you. (small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Remember that if you redeem all of your Initial Class shares, your account will be closed and you will not be able to purchase new Initial Class shares of the fund.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year.
   Accounts opened after September 30 will not be subject to the fee
for that year.     The fee, which is payable to the transfer agent, is
designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Initial Class shares for shares of other Fidelity funds. If your Initial Class account is managed by (i) a bank trust department or other trust institution, (ii) a broker-dealer, or (iii) a registered investment advisor on a discretionary basis (collectively, eligible intermediaries) that has signed a participation agreement with FDC, or you have purchased your Initial Class shares through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement, you may exchange your Initial Class shares for Institutional Class shares of the fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50,
and    trading     fees of up to 1.50% on exchanges. Check each fund's
prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
APPENDIX
Fidelity Money Line is a registered trademark of FMR Corp. Direct Dividends is a registered trademark of FMR Corp.



This prospectus is printed on recycled paper using soy-based inks.

PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) (1) Financial Statements and Financial Highlights, included in the Annual Reports for Fidelity Income Fund on behalf of Fidelity Advisor Mortgage Securities Fund for the fiscal year ended July 31, 1997 are included in the fund's Prospectuses, are incorporated by reference into the fund's Statement of Additional Information, and were filed on September 23, 1997 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits:
  (1) Amended and Restated Declaration of Trust, dated September 15, 1994, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 31.
  (2) Bylaws of Fidelity Income Fund, as currently in effect, are incorporated herein by reference to Exhibit 2 of Fidelity Union Street Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
  (3) Not applicable.
  (4) Not applicable.
  (5)(a) Management Contract, dated August 1, 1994, between Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 31.
   (b) Management Contract, dated August 1, 1994, between Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 31.
   (c) Management Contract, dated December 1, 1990, between Spartan Limited Maturity Government Fund and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 31.
   (d) Management Contract, dated December 31, 1991, between Fidelity Government Securities Fund and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5 of Fidelity Government Securities Fund's Post-Effective Amendment No. 42 (File No. 2-62529).
   (e) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 31.
   (f) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 31.
   (g) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 31.
   (h) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) is incorporated herein by reference to
Exhibit 5(g) of Post-Effective Amendment No. 31.
   (i) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Spartan Limited Maturity Government Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 31.
   (j) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Spartan Limited Maturity Government Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 31.
  (6)(a) General Distribution Agreement, dated April 1, 1987, between Fidelity Advisor Mortgage Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 33.
   (b) General Distribution Agreement, dated April 1, 1987, between Fidelity Ginnie Mae Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 33.
   (c) Amendment, dated January 1, 1988, to the General Distribution Agreement between Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 33.
   (d) General Distribution Agreement, dated April 30, 1988, between Spartan Limited Maturity Government Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 33.
   (e) General Distribution Agreement, dated December 31, 1991 between Fidelity Government Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) of Fidelity Government Securities Fund's Post-Effective Amendment No. 42 (File No. 2-62529).
   (f) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated December 31, 1991, between Fidelity Government Securities Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Fidelity Government Securities Fund's Post-Effective Amendment No. 42 (File No. 2-62529).
   (g) Amendments to the General Distribution Agreement between Fidelity Income Trust on behalf of Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, Spartan Limited Maturity Government Fund, Fidelity Government Securities Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
          (h) Form of Bank Agency Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(h).
          (i) Form of Selling Dealer Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(i).
          (j) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as
Exhibit 6(j).
  (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
   (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  (8)(a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
   (b) Appendix A, dated April 17, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(b) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 8 (File No. 33-52577).
   (c) Appendix B, dated June 19, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 42.
   (d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (f) Fidelity Group Repo Custodian Agreement among The Chase Manhattan Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to
Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Chase Manhattan Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (h) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (i) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (9) Not applicable.
  (10) Not applicable.
  (11) Consent of Price Waterhouse LLP is filed herein as Exhibit 11.
  (12) Not applicable.
  (13) Not applicable.
  (14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
   (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
   (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
  (15)(a) Distribution and Service Plan between Fidelity Advisor Mortgage Securities Fund - Initial Class and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 38.
   (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ginnie Mae Fund is incorporated herein by reference to
Exhibit 15(b) of Post-Effective Amendment No. 42.
   (c) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Limited Maturity Government Fund is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 42.
   (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund - Class A is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 38.
   (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund - Class T is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 38.
   (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund - Class B is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 38.
   (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund - Institutional Class is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 38.
   (h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Securities Fund is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 41.
  (16)(a) A schedule for the computation of 30-day yields and total returns on behalf of the Registrant is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 33.
   (b) A schedule for the computation of adjusted NAVs on behalf of the Registrant is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 33.
  (17) Financial Data Schedules for Fidelity Advisor Mortgage Securities Fund are filed herein as Exhibit 27.
  (18) Rule 18f-3 Plan, dated February 1, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 38.
Item 25.  Persons Controlled by or Under Common Control with
Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
As of September 30, 1997
Title of Class: Shares of Beneficial Interest
Name of Series   Number of Record Holders

Fidelity Advisor Mortgage Securities Fund: Initial Class         31,455

Fidelity Advisor Mortgage Securities Fund: Class A               13

Fidelity Advisor Mortgage Securities Fund: Class T               3,902

Fidelity Advisor Mortgage Securities Fund: Class B               59

Fidelity Advisor Mortgage Securities Fund: Institutional Class   494

Fidelity Ginnie Mae Fund                                         15,030

Spartan Limited Maturity Government Fund                         17,988

Fidelity Government Securities Fund                              138,416

Item 27. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FMR Texas Inc., FMR (U.K.) Inc., and
                            FMR (Far East) Inc.; General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR, FMR
                            Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Managing Director of FMR Corp.; Senior Vice
                            President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Bart A. Grenier             Vice President of FMR and of High-Income Funds
                            advised by FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income and Fidelity Real
                            Estate High Income II funds advised by FMR;
                            Associate Director and Senior Vice President of Equity
                            funds advised by FMR; Vice President of High Income
                            funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.


(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR U.K.,
                       FMR, FMR (Far East) Inc., and FMR Texas Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice President
                       and Trustee of funds advised by FMR; President and
                       Director of FMR Texas Inc., FMR (U.K.) Inc., and
                       FMR (Far East) Inc.; General Counsel, Managing
                       Director, and Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc., and
                       FMR Texas Inc.; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR
EAST)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity
Management & Research Company and Fidelity Management Trust Company.
The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of
                       the Board and Representative Director of Fidelity
                       Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       Far East, FMR Texas Inc., FMR, and FMR
                       (U.K.) Inc.; Managing Director of FMR Corp.;
                       Senior Vice President and Trustee of funds
                       advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; General
                       Counsel, Managing Director, and Senior Vice
                       President of FMR Corp.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Mark G. Lohr           Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary
                       of FMR Texas Inc.



Robert Auld            Vice President of FMR Far East.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian The Bank of New York, 110 Washington Street, New York, N.Y.
Item 31.  Management Services
Not applicable.
Item 32.  Undertakings
 The Registrant, on behalf of Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, Spartan Limited Maturity Government Fund, and Fidelity Government Securities Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of October 1997.
      FIDELITY INCOME FUND
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           October 30, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                       October 30, 1997

Richard A. Silver



/s/Robert C. Pozen                   Trustee                         October 30 , 1997

Robert C. Pozen



/s/Ralph F. Cox                 *    Trustee                         October 30, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *        Trustee                         October 30, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **      Trustee                         October 30, 1997

Robert M. Gates



/s/E. Bradley Jones           *      Trustee                         October 30, 1997

E. Bradley Jones



/s/Donald J. Kirk               *    Trustee                         October 30, 1997

Donald J. Kirk



/s/Peter S. Lynch               *    Trustee                         October 30, 1997

Peter S. Lynch



/s/Marvin L. Mann            *       Trustee                         October 30, 1997

Marvin L. Mann



/s/William O. McCoy        *         Trustee                         October 30, 1997

William O. McCoy



/s/Gerald C. McDonough  *            Trustee                         October 30, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                         October 30, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk